GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 86.9%
Automobiles & Components — 1.1%
Adient PLC (Ireland)*	475	$ 9,106
American Axle & Manufacturing Holdings, Inc.*	32,793	210,203
Aptiv PLC (Jersey)*	8,236	626,677
BorgWarner, Inc.	11,264	507,556
Dana, Inc.	60,836	1,445,463
Ford Motor Co.(a)	132,780	1,742,074
General Motors Co.(a)	54,051	4,395,427
Harley-Davidson, Inc.	4,990	102,245
Magna International, Inc. (Canada)	9,124	486,309
Phinia, Inc.	2,713	170,078
Visteon Corp.	9,620	914,862
		10,610,000
Capital Goods — 10.4%
A. O. Smith Corp.	15,561	1,040,720
Advanced Drainage Systems, Inc.	13,110	1,898,721
AECOM	3,349	319,260
AGCO Corp.	1,211	126,331
Allegion PLC (Ireland)	3,052	485,939
AMETEK, Inc.	5,909	1,213,177
Astronics Corp.*	12,064	654,351
ATI, Inc.*	6,522	748,465
Bloom Energy Corp., Class A*	19,731	1,714,427
Blue Bird Corp.*	22,030	1,035,410
Carpenter Technology Corp.	1	315
Caterpillar, Inc.	1,692	969,296
Comfort Systems USA, Inc.	899	839,028
Crane Co.	6,976	1,286,584
Cummins, Inc.	3,354	1,712,049
Custom Truck One Source, Inc.*	213	1,227
Deere & Co.	2,178	1,014,011
DNOW, Inc.*	10,292	136,369
Donaldson Co., Inc.	5,159	457,397
Dycom Industries, Inc.*	7,974	2,694,415
EMCOR Group, Inc.	2,310	1,413,235
Emerson Electric Co.	369	48,974
Enerpac Tool Group Corp.	8,324	318,310
ESCO Technologies, Inc.	8,877	1,734,477
Fastenal Co.	30,902	1,240,097
Federal Signal Corp.	1,383	150,180
Flowserve Corp.	2,890	200,508
Fluor Corp.*	12,467	494,067
Fortive Corp.	15,814	873,091
GE Vernova, Inc.	2,591	1,693,400
Generac Holdings, Inc.*	519	70,776
General Dynamics Corp.(a)	13,347	4,493,401
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.	311	$ 95,797
Graco, Inc.	8,839	724,533
Griffon Corp.	462	34,026
Hayward Holdings, Inc.*	114,591	1,770,431
HEICO Corp.	4,811	1,556,791
Helios Technologies, Inc.	228	12,196
Hexcel Corp.	6,902	510,058
Honeywell International, Inc.	13,865	2,704,923
Howmet Aerospace, Inc.	6,684	1,370,354
Hubbell, Inc.	3,597	1,597,464
Huntington Ingalls Industries, Inc.	2,075	705,645
IDEX Corp.	5,550	987,567
IES Holdings, Inc.*	1,241	482,774
Illinois Tool Works, Inc.	4,114	1,013,278
ITT, Inc.	14,978	2,598,833
Johnson Controls International PLC (Ireland)	16,934	2,027,846
L3Harris Technologies, Inc.	2,077	609,745
Lindsay Corp.	1,494	176,098
Lockheed Martin Corp.	524	253,443
Mercury Systems, Inc.*	16,044	1,171,372
Microvast Holdings, Inc.*	202,188	566,126
Moog, Inc., Class A	384	93,523
Mueller Industries, Inc.	4,242	486,982
Mueller Water Products, Inc., Class A	3,999	95,256
MYR Group, Inc.*	7,391	1,614,933
Nextpower, Inc., Class A*	201	17,509
Nordson Corp.	8,047	1,934,740
Northrop Grumman Corp.(a)	8,155	4,650,063
nVent Electric PLC (Ireland)	24,128	2,460,332
Otis Worldwide Corp.	25,646	2,240,178
Owens Corning	1,483	165,963
Pentair PLC (Ireland)	16,335	1,701,127
Powell Industries, Inc.	1	319
Primoris Services Corp.	13,692	1,699,725
Regal Rexnord Corp.	8,349	1,171,532
REV Group, Inc.	36,548	2,222,484
Rockwell Automation, Inc.(a)	10,417	4,052,942
RTX Corp.	11,348	2,081,223
Rush Enterprises, Inc., Class A	7,122	384,161
Sensata Technologies Holding PLC (United Kingdom)	47,423	1,578,712
Simpson Manufacturing Co., Inc.	111	17,923
SiteOne Landscape Supply, Inc.*	11,975	1,491,606
SPX Technologies, Inc.*	741	148,244
Stanley Black & Decker, Inc.	962	71,457

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stantec, Inc. (Canada)	5,425	$ 511,903
Sterling Infrastructure, Inc.*	3,582	1,096,916
Textron, Inc.	19,074	1,662,681
Toro Co. (The)	6,572	517,348
Tutor Perini Corp.	55,795	3,739,381
V2X, Inc.*	4,200	229,110
Valmont Industries, Inc.	1,087	437,322
Vertiv Holdings Co., Class A	23,176	3,754,744
Vicor Corp.*	6,089	667,354
VSE Corp.	7,131	1,232,023
Watts Water Technologies, Inc., Class A	282	77,838
Woodward, Inc.	6,377	1,927,895
Worthington Enterprises, Inc.	311	16,038
WW Grainger, Inc.	240	242,172
Xylem, Inc.(a)	31,219	4,251,403
Zurn Elkay Water Solutions Corp.	20,856	969,595
		103,761,965
Commercial & Professional Services — 3.4%
Amentum Holdings, Inc.*	81,205	2,354,945
Automatic Data Processing, Inc.(a)	9,601	2,469,665
Brink's Co. (The)	4,239	494,819
Broadridge Financial Solutions, Inc.	5,204	1,161,377
CACI International, Inc., Class A*	1,006	536,007
Cintas Corp.	4,305	809,641
Copart, Inc.(a)*	154,395	6,044,564
CRA International, Inc.	2,273	456,180
CSG Systems International, Inc.	18,384	1,409,869
Exponent, Inc.	644	44,732
Healthcare Services Group, Inc.*	53,071	1,014,718
Jacobs Solutions, Inc.	2,456	325,322
KBR, Inc.	31,897	1,282,259
Leidos Holdings, Inc.	6,271	1,131,288
Montrose Environmental Group, Inc.*	13,377	332,151
Paychex, Inc.	19,819	2,223,295
Pitney Bowes, Inc.	46,572	492,266
Planet Labs PBC*	49,565	977,422
Republic Services, Inc.	7,031	1,490,080
Tetra Tech, Inc.	19,543	655,472
Thomson Reuters Corp. (Canada)	8,431	1,111,965
UniFirst Corp.	1,103	212,769
Upwork, Inc.*	98,303	1,948,365
Veralto Corp.(a)	20,910	2,086,400
Verisk Analytics, Inc.	4,499	1,006,381
Willdan Group, Inc.*	15,302	1,586,205
		33,658,157
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — 4.9%
Advance Auto Parts, Inc.	61,413	$ 2,413,531
Amazon.com, Inc.(a)*	48,715	11,244,396
AutoNation, Inc.*	1,312	270,902
AutoZone, Inc.*	534	1,811,061
Bath & Body Works, Inc.	35,802	718,904
Best Buy Co., Inc.	1,896	126,899
Buckle, Inc. (The)	10,158	542,640
CarMax, Inc.*	12,682	490,033
Chewy, Inc., Class A*	26,689	882,071
Dillard's, Inc., Class A	1,195	724,576
eBay, Inc.(a)	24,556	2,138,828
Five Below, Inc.*	1,804	339,801
GigaCloud Technology, Inc., Class A (Cayman Islands)*	15,759	619,014
Gold.com, Inc.	3,106	105,759
Groupon, Inc.*	33,511	590,129
Home Depot, Inc. (The)	4,018	1,382,594
Kohl's Corp.	145,607	2,971,839
Lithia Motors, Inc.	1,142	379,521
Lowe's Cos., Inc.(a)	14,701	3,545,293
Macy's, Inc.	104,760	2,309,958
National Vision Holdings, Inc.*	608	15,699
O'Reilly Automotive, Inc.*	8,952	816,512
Penske Automotive Group, Inc.	1,194	188,998
Petco Health & Wellness Co., Inc.*	143,390	402,926
Pool Corp.	1,974	451,553
RealReal, Inc. (The)*	36,935	582,834
Ross Stores, Inc.	13,282	2,392,620
Sally Beauty Holdings, Inc.*	32,919	469,425
Signet Jewelers Ltd. (Bermuda)	20,742	1,719,097
Sonic Automotive, Inc., Class A	9,401	581,546
Stitch Fix, Inc., Class A*	26,257	137,849
ThredUp, Inc., Class A*	45,132	288,393
TJX Cos., Inc. (The)(a)	20,671	3,175,272
Tractor Supply Co.	41,641	2,082,466
Ulta Beauty, Inc.*	1,113	673,376
Urban Outfitters, Inc.*	5,426	408,361
Wayfair, Inc., Class A*	7,644	767,534
Williams-Sonoma, Inc.	1	179
Winmark Corp.	403	163,191
		48,925,580
Consumer Durables & Apparel — 1.2%
Amer Sports, Inc. (Cayman Islands)*	2,517	94,010
BRP, Inc., sub-voting shares (Canada)	5,599	396,185
Brunswick Corp.	1,969	146,179

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Cricut, Inc., Class A	353	$ 1,747
Deckers Outdoor Corp.*	14,919	1,546,653
DR Horton, Inc.	1,919	276,394
Garmin Ltd. (Switzerland)	2,472	501,445
Hasbro, Inc.	1,422	116,604
Installed Building Products, Inc.	862	223,594
La-Z-Boy, Inc.	1,006	37,494
Leggett & Platt, Inc.	87,152	958,672
Levi Strauss & Co., Class A	8,993	186,515
Lululemon Athletica, Inc.*	10,104	2,099,712
NVR, Inc.*	142	1,035,573
Peloton Interactive, Inc., Class A*	393,785	2,425,716
Polaris, Inc.	7,929	501,509
Ralph Lauren Corp.	1,943	687,064
Somnigroup International, Inc.	3,507	313,105
Sonos, Inc.*	15,995	280,872
Topgolf Callaway Brands Corp.*	49,197	574,129
		12,403,172
Consumer Services — 2.8%
ADT, Inc.	17,043	137,537
American Public Education, Inc.*	536	20,261
BJ's Restaurants, Inc.*	7,767	306,020
Booking Holdings, Inc.(a)	709	3,796,929
Bright Horizons Family Solutions, Inc.*	18,673	1,893,442
Carnival Corp. (Panama)*	6,553	200,129
Choice Hotels International, Inc.	11,699	1,114,447
Churchill Downs, Inc.	2,531	287,977
Darden Restaurants, Inc.	6,789	1,249,312
Driven Brands Holdings, Inc.*	27,932	413,952
Expedia Group, Inc.	8,470	2,399,636
Hilton Worldwide Holdings, Inc.	158	45,385
Las Vegas Sands Corp.	35,532	2,312,778
Marriott International, Inc., Class A	1,685	522,754
McDonald's Corp.	10,223	3,124,455
Monarch Casino & Resort, Inc.	125	11,963
Rush Street Interactive, Inc.*	11,599	225,369
Shake Shack, Inc., Class A*	9,228	749,037
Strategic Education, Inc.	5,092	408,378
Vail Resorts, Inc.	13,622	1,809,002
Viking Holdings Ltd. (Bermuda)*	9,150	653,401
Wingstop, Inc.	7,750	1,848,297
Wynn Resorts Ltd.	11,696	1,407,380
Yum! Brands, Inc.(a)	19,297	2,919,250
		27,857,091
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.(a)	4,314	$ 3,720,135
Dollar General Corp.	20,524	2,724,971
Dollar Tree, Inc.*	12,586	1,548,204
Kroger Co. (The)	39,049	2,439,782
Sysco Corp.	15,628	1,151,627
Target Corp.(a)	27,624	2,700,246
United Natural Foods, Inc.*	48,468	1,631,918
Walmart, Inc.(a)	34,806	3,877,736
		19,794,619
Energy — 5.5%
Antero Midstream Corp.	63,211	1,124,524
APA Corp.(a)	97,025	2,373,232
Baker Hughes Co.	19,349	881,153
Borr Drilling Ltd. (Bermuda)	95,734	385,808
California Resources Corp.	15,208	679,950
Cenovus Energy, Inc. (Canada)	118,956	2,012,736
Centrus Energy Corp., Class A(a)*	21,203	5,147,240
Civitas Resources, Inc.	49,349	1,336,864
CNX Resources Corp.*	23,209	853,395
CVR Energy, Inc.*	9,377	238,551
Devon Energy Corp.	96,730	3,543,220
DHT Holdings, Inc. (Marshall Islands)	78,035	952,807
Enbridge, Inc. (Canada)	23,567	1,127,210
EQT Corp.	5,742	307,771
Expand Energy Corp.	10,537	1,162,863
Expro Group Holdings NV (Netherlands)*	17,547	234,252
Exxon Mobil Corp.(a)	40,215	4,839,473
Gulfport Energy Corp.*	7,635	1,588,004
Halliburton Co.	81,576	2,305,338
Helix Energy Solutions Group, Inc.*	3,975	24,923
HF Sinclair Corp.	30,745	1,416,730
Imperial Oil Ltd. (Canada)	3,267	281,975
Innovex International, Inc.*	8,483	185,523
Kinder Morgan, Inc.	32,105	882,566
Kodiak Gas Services, Inc.	33,295	1,245,233
Murphy Oil Corp.	18,559	579,969
Noble Corp. PLC (United Kingdom)	9,665	272,940
Occidental Petroleum Corp.(a)	94,191	3,873,134
Oceaneering International, Inc.*	12,578	302,249
Okeanis Eco Tankers Corp. (Marshall Islands)(b)	2,758	93,331
Patterson-UTI Energy, Inc.	47,845	292,333
Range Resources Corp.	26,681	940,772
Suncor Energy, Inc. (Canada)	9,440	418,758

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TechnipFMC PLC (United Kingdom)	64,655	$ 2,881,027
Texas Pacific Land Corp.	1,229	352,993
Tidewater, Inc.*	31,999	1,616,270
Transocean Ltd. (Switzerland)*	548,219	2,264,144
Valaris Ltd. (Bermuda)*	13,553	683,071
Valero Energy Corp.(a)	24,471	3,983,634
World Kinect Corp.	51,267	1,201,186
		54,887,152
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(a)*	4,956	2,491,133
Blackrock, Inc.	818	875,538
Block, Inc.*	46,207	3,007,614
Cboe Global Markets, Inc.	4,630	1,162,130
CME Group, Inc.(a)	13,397	3,658,453
Coinbase Global, Inc., Class A*	12,981	2,935,523
Corpay, Inc.*	3,863	1,162,493
FactSet Research Systems, Inc.	1,818	527,565
Fidelity National Information Services, Inc.	1,201	79,819
Fiserv, Inc.*	34,043	2,286,668
Flywire Corp.*	29,110	412,198
Franklin Resources, Inc.	29,042	693,813
Global Payments, Inc.(a)	27,233	2,107,834
Intercontinental Exchange, Inc.	10,089	1,634,014
Jack Henry & Associates, Inc.	8,564	1,562,759
Mastercard, Inc., Class A	2,270	1,295,898
Morningstar, Inc.	1,110	241,214
Nasdaq, Inc.	1,439	139,770
Paymentus Holdings, Inc., Class A*	60,816	1,921,177
PayPal Holdings, Inc.(a)	77,912	4,548,503
Sezzle, Inc.*	4,810	305,315
T Rowe Price Group, Inc.	11,886	1,216,889
Toast, Inc., Class A*	10,815	384,041
Visa, Inc., Class A	5,909	2,072,345
		36,722,706
Food, Beverage & Tobacco — 2.5%
Altria Group, Inc.(a)	39,118	2,255,544
Archer-Daniels-Midland Co.	13,051	750,302
Boston Beer Co., Inc. (The), Class A*	1,465	285,865
Brown-Forman Corp., Class B	485	12,639
Cal-Maine Foods, Inc.	5,482	436,203
Campbell's Company (The)	27,757	773,588
Coca-Cola Co. (The)(a)	84,349	5,896,839
Coca-Cola Consolidated, Inc.	218	33,419
Constellation Brands, Inc., Class A	7,475	1,031,251
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Dole PLC (Ireland)	21,303	$ 319,332
Fresh Del Monte Produce, Inc. (Cayman Islands)	24,281	865,132
Freshpet, Inc.*	4,339	264,375
J & J Snack Foods Corp.	9,372	846,948
John B Sanfilippo & Son, Inc.	175	12,355
Keurig Dr Pepper, Inc.	93,498	2,618,879
Kraft Heinz Co. (The)	71,128	1,724,854
Lamb Weston Holdings, Inc.	36,788	1,541,049
Marzetti Company (The)	411	67,577
Mission Produce, Inc.*	334	3,874
Molson Coors Beverage Co., Class B	14,207	663,183
Monster Beverage Corp.*	19,773	1,515,996
National Beverage Corp.*	7,861	250,687
PepsiCo, Inc.	2,238	321,198
Philip Morris International, Inc.	8,564	1,373,666
Seneca Foods Corp., Class A*	454	50,226
Tyson Foods, Inc., Class A	26,915	1,577,757
		25,492,738
Health Care Equipment & Services — 5.9%
AdaptHealth Corp.*	13,475	134,211
Align Technology, Inc.*	4,467	697,522
Alphatec Holdings, Inc.*	17,937	377,394
Artivion, Inc.*	2,454	111,927
Becton Dickinson & Co.	20,604	3,998,618
Butterfly Network, Inc.*	133,377	506,833
Cardinal Health, Inc.	7,953	1,634,342
Cencora, Inc.	5,792	1,956,248
Chemed Corp.	448	191,681
CONMED Corp.	23,793	965,996
Cooper Cos., Inc. (The)*	10,573	866,563
CorVel Corp.*	12,436	841,544
CVS Health Corp.	38,420	3,049,011
Edwards Lifesciences Corp.*	15,598	1,329,730
Elevance Health, Inc.	7,695	2,697,482
Embecta Corp.	25,880	307,454
Envista Holdings Corp.*	24,953	541,730
GE HealthCare Technologies, Inc.	8,248	676,501
Guardant Health, Inc.*	6,484	662,276
Guardian Pharmacy Services, Inc., Class A*	7,204	216,768
HCA Healthcare, Inc.	6,942	3,240,942
HealthEquity, Inc.*	2,472	226,460
HealthStream, Inc.	1,525	35,182
ICU Medical, Inc.*	3,214	458,541

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
IDEXX Laboratories, Inc.*	3,102	$ 2,098,596
Insulet Corp.*	5,427	1,542,571
Labcorp Holdings, Inc.	2,635	661,069
LeMaitre Vascular, Inc.	7,199	583,839
LivaNova PLC (United Kingdom)*	1,879	115,615
Masimo Corp.*	24,210	3,148,753
McKesson Corp.	1,002	821,931
Medtronic PLC (Ireland)	5,595	537,456
National HealthCare Corp.	419	57,441
Omnicell, Inc.*	8,144	368,923
Pediatrix Medical Group, Inc.*	51,630	1,104,366
Privia Health Group, Inc.*	18,838	446,649
Progyny, Inc.*	62,431	1,603,228
Quest Diagnostics, Inc.	4,495	780,017
ResMed, Inc.	13,590	3,273,423
Select Medical Holdings Corp.	20,571	305,479
Solventum Corp.*	46,542	3,687,988
STERIS PLC (Ireland)	12,361	3,133,761
Stryker Corp.	445	156,404
TransMedics Group, Inc.*	16,542	2,012,334
UFP Technologies, Inc.*	8,400	1,865,052
UnitedHealth Group, Inc.	7,808	2,577,499
Universal Health Services, Inc., Class B	4,322	942,282
Veeva Systems, Inc., Class A*	1,115	248,901
Waystar Holding Corp.*	49,180	1,610,645
		59,409,178
Household & Personal Products — 0.7%
Church & Dwight Co., Inc.	10,770	903,064
Clorox Co. (The)	3,822	385,372
Colgate-Palmolive Co.	11,441	904,068
Kenvue, Inc.	95,174	1,641,751
Kimberly-Clark Corp.	23,739	2,395,028
Procter & Gamble Co. (The)	6,921	991,849
		7,221,132
Materials — 3.4%
Agnico Eagle Mines Ltd. (Canada)	4,387	743,728
Americas Gold & Silver Corp. (Canada)*	24,031	122,798
Aura Minerals, Inc. (British Virgin Islands)	4,078	205,592
Avery Dennison Corp.	9,940	1,807,887
Ball Corp.	3,263	172,841
Cabot Corp.	11,464	759,834
Compass Minerals International, Inc.*	23,099	453,664
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Corteva, Inc.	16,827	$ 1,127,914
CRH PLC (Ireland)	3,657	456,394
DuPont de Nemours, Inc.	101,920	4,097,184
Element Solutions, Inc.	22,720	567,773
Fortuna Mining Corp. (Canada)*	57,453	563,614
Freeport-McMoRan, Inc.	23,445	1,190,772
Huntsman Corp.	26,164	261,640
Hycroft Mining Holding Corp., Class A*	3,730	88,662
IAMGOLD Corp. (Canada)*	12,708	209,555
Ingevity Corp.*	13,258	784,608
International Flavors & Fragrances, Inc.	28,376	1,912,259
Kinross Gold Corp. (Canada)	90,746	2,555,407
Linde PLC (Ireland)	6,376	2,718,663
LyondellBasell Industries NV, Class A (Netherlands)	13,625	589,963
Mativ Holdings, Inc.	1,726	20,971
Metalla Royalty & Streaming Ltd. (Canada)*	470	3,657
New Gold, Inc. (Canada)*	15,149	131,948
NewMarket Corp.	2,170	1,491,354
Newmont Corp.	14,326	1,430,451
Novagold Resources, Inc. (Canada)*	58,862	548,594
Nutrien Ltd. (Canada)	9,160	565,355
O-I Glass, Inc.*	36,294	535,699
Pan American Silver Corp. (Canada)	50,523	2,617,597
PPG Industries, Inc.	7,204	738,122
Sherwin-Williams Co. (The)	2,667	864,188
Smurfit WestRock PLC (Ireland)	23,645	914,352
Southern Copper Corp.	1,496	214,631
Steel Dynamics, Inc.	9,457	1,602,489
United States Lime & Minerals, Inc.	670	80,226
Vulcan Materials Co.	4,284	1,221,882
		34,372,268
Media & Entertainment — 5.4%
Alphabet, Inc., Class A(a)	41,131	12,874,003
Cargurus, Inc.*	3,942	151,176
Cars.com, Inc.*	14,321	174,716
Charter Communications, Inc., Class A*	657	137,149
Clear Channel Outdoor Holdings, Inc.*	28,818	63,688
Comcast Corp., Class A	70,268	2,100,310
Electronic Arts, Inc.	2,285	466,894
EverQuote, Inc., Class A*	28,369	765,963

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Fox Corp., Class A	22,867	$ 1,670,892
Match Group, Inc.	65,213	2,105,728
Meta Platforms, Inc., Class A(a)	19,883	13,124,569
Netflix, Inc.(a)*	73,022	6,846,543
News Corp., Class A	61,833	1,615,078
Omnicom Group, Inc.	29,661	2,395,126
Paramount Skydance Corp., Class B	18,595	249,173
QuinStreet, Inc.*	290	4,167
Roku, Inc.*	30,483	3,307,101
Spotify Technology SA (Luxembourg)*	466	270,611
Stagwell, Inc.*	8,198	40,088
TripAdvisor, Inc.*	59,160	861,369
USA TODAY Co., Inc.*	2,082	10,722
Walt Disney Co. (The)(a)	13,853	1,576,056
Warner Music Group Corp., Class A	57,728	1,770,518
Yelp, Inc.*	22,192	674,415
Ziff Davis, Inc.*	11,508	404,506
		53,660,561
Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
10X Genomics, Inc., Class A*	47,164	769,245
Adaptive Biotechnologies Corp.*	72,530	1,177,887
Agilent Technologies, Inc.(a)	37,328	5,079,221
Alkermes PLC (Ireland)*	5,678	158,870
Alnylam Pharmaceuticals, Inc.*	1,102	438,210
Amneal Pharmaceuticals, Inc.*	6,787	85,516
ANI Pharmaceuticals, Inc.*	17,485	1,380,266
Arrowhead Pharmaceuticals, Inc.*	23,427	1,555,319
Aurinia Pharmaceuticals, Inc. (Canada)*	29,631	472,614
Azenta, Inc.*	13,056	434,243
BioCryst Pharmaceuticals, Inc.*	67,299	524,932
Biogen, Inc.*	4,976	875,726
Bristol-Myers Squibb Co.(a)	44,822	2,417,699
CareDx, Inc.*	35,744	673,417
Charles River Laboratories International, Inc.*	3,827	763,410
Dynavax Technologies Corp.*	37,170	571,675
Elanco Animal Health, Inc.*	13,494	305,369
Exact Sciences Corp.*	144	14,625
Gilead Sciences, Inc.(a)	29,178	3,581,308
GRAIL, Inc.*	1,418	121,367
Harmony Biosciences Holdings, Inc.*	19,071	713,637
Incyte Corp.*	12,937	1,277,787
Innoviva, Inc.*	45,048	900,510
IQVIA Holdings, Inc.*	9,635	2,171,825
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson(a)	33,873	$ 7,010,017
Ligand Pharmaceuticals, Inc.*	4,916	929,468
MannKind Corp.*	4,769	27,040
Omeros Corp.*	1,324	22,740
Pfizer, Inc.(a)	226,444	5,638,456
Regeneron Pharmaceuticals, Inc.(a)	5,014	3,870,156
Theravance Biopharma, Inc. (Cayman Islands)*	10,780	201,694
Travere Therapeutics, Inc.*	10,966	419,011
Veracyte, Inc.*	23,605	993,770
Zoetis, Inc.	15,110	1,901,140
		47,478,170
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(a)*	28,511	6,105,916
Analog Devices, Inc.(a)	27,250	7,390,200
Applied Materials, Inc.	2,882	740,645
AXT, Inc.*	29,693	485,481
Broadcom, Inc.(a)	19,339	6,693,228
Credo Technology Group Holding Ltd. (Cayman Islands)*	5,619	808,518
Diodes, Inc.*	7,170	353,768
First Solar, Inc.*	6,392	1,669,782
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	7,130	248,980
Intel Corp.*	21,710	801,099
KLA Corp.	621	754,565
Lam Research Corp.(a)	46,131	7,896,705
Marvell Technology, Inc.(a)	48,714	4,139,716
Micron Technology, Inc.(a)	24,215	6,911,203
Monolithic Power Systems, Inc.	1,093	990,651
NVIDIA Corp.(a)	71,594	13,352,281
NXP Semiconductors NV (Netherlands)	5,418	1,176,031
ON Semiconductor Corp.*	23,502	1,272,633
QUALCOMM, Inc.(a)	50,479	8,634,433
Rambus, Inc.*	5,034	462,574
Semtech Corp.*	20,062	1,478,369
SiTime Corp.*	3,834	1,354,130
Skyworks Solutions, Inc.	27,480	1,742,507
Teradyne, Inc.	338	65,423
Texas Instruments, Inc.(a)	10,941	1,898,154
Veeco Instruments, Inc.*	78	2,229
		77,429,221
Software & Services — 9.0%
A10 Networks, Inc.	11,174	197,668

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Accenture PLC, Class A (Ireland)	10,695	$ 2,869,468
Adobe, Inc.(a)*	16,987	5,945,280
Agilysys, Inc.*	200	23,768
Alarm.com Holdings, Inc.*	5,625	286,987
Amdocs Ltd. (Guernsey)	5,721	460,598
Appian Corp., Class A*	23,559	834,460
AppLovin Corp., Class A*	662	446,069
Autodesk, Inc.*	3,071	909,047
Bentley Systems, Inc., Class B	5,326	203,267
BitMine Immersion Technologies, Inc.	22,821	619,590
Blackbaud, Inc.*	10,715	678,474
BlackBerry Ltd. (Canada)*	424,024	1,607,051
Braze, Inc., Class A*	3,913	134,177
Clear Secure, Inc., Class A	18,341	643,402
Cognizant Technology Solutions Corp., Class A	22,744	1,887,752
Crowdstrike Holdings, Inc., Class A(a)*	11,985	5,618,089
Datadog, Inc., Class A*	4,323	587,885
Descartes Systems Group, Inc. (The) (Canada)*	9,022	790,869
Dolby Laboratories, Inc., Class A	16,423	1,054,685
Dropbox, Inc., Class A*	46,283	1,286,667
Fastly, Inc., Class A*	30,175	307,181
Fortinet, Inc.*	36,380	2,888,936
Gartner, Inc.*	8,235	2,077,526
Gen Digital, Inc.	50,435	1,371,328
GoDaddy, Inc., Class A*	14,282	1,772,111
Guidewire Software, Inc.*	5,456	1,096,711
I3 Verticals, Inc., Class A*	8,423	212,175
InterDigital, Inc.	7,559	2,406,634
International Business Machines Corp.	3,715	1,100,420
JFrog Ltd. (Israel)*	30,993	1,935,823
LiveRamp Holdings, Inc.*	12,729	373,851
Microsoft Corp.(a)	25,962	12,555,742
MongoDB, Inc.*	978	410,457
NCR Voyix Corp.*	45,000	459,000
Okta, Inc.*	27,937	2,415,712
Oracle Corp.(a)	30,933	6,029,151
Palantir Technologies, Inc., Class A*	779	138,467
Palo Alto Networks, Inc.(a)*	8,136	1,498,651
Pegasystems, Inc.	6,561	391,823
PTC, Inc.(a)*	18,817	3,278,110
Q2 Holdings, Inc.*	32,868	2,371,755
Qualys, Inc.*	4,014	533,461
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
RingCentral, Inc., Class A*	48,917	$ 1,412,723
Roper Technologies, Inc.	5,915	2,632,944
Salesforce, Inc.	11,762	3,115,871
ServiceNow, Inc.(a)*	32,805	5,025,398
ServiceTitan, Inc., Class A*	1,316	140,154
Sprinklr, Inc., Class A*	40,222	312,927
Tenable Holdings, Inc.*	18,713	440,317
UiPath, Inc., Class A*	38,418	629,671
Unity Software, Inc.*	4,997	220,717
VeriSign, Inc.	5,401	1,312,173
Yext, Inc.*	37,057	298,679
Zoom Communications, Inc.*	19,990	1,724,937
		89,976,789
Technology Hardware & Equipment — 7.5%
Advanced Energy Industries, Inc.	377	78,932
Amphenol Corp., Class A(a)	30,357	4,102,445
Apple, Inc.(a)	40,575	11,030,719
Arista Networks, Inc.*	10,753	1,408,966
Calix, Inc.*	16,524	874,615
CDW Corp.	1,620	220,644
Celestica, Inc. (Canada)*	1,233	364,487
Cisco Systems, Inc.(a)	41,917	3,228,866
Cognex Corp.	21,601	777,204
CommScope Holding Co., Inc.(a)*	244,420	4,431,335
CompoSecure, Inc., Class A*	18,682	360,189
Corning, Inc.	5,275	461,879
Daktronics, Inc.*	12,780	252,661
Dell Technologies, Inc., Class C	26,504	3,336,323
Diebold Nixdorf, Inc.*	4,156	282,151
ePlus, Inc.	4,494	394,124
F5, Inc.*	6,287	1,604,820
Hewlett Packard Enterprise Co.	156,688	3,763,646
HP, Inc.	97,277	2,167,332
Jabil, Inc.	5,275	1,202,805
Keysight Technologies, Inc.*	9,927	2,017,067
Knowles Corp.*	13,832	296,420
Littelfuse, Inc.	1,706	431,481
Lumentum Holdings, Inc.*	2,006	739,392
Mirion Technologies, Inc.*	42,516	995,725
NetApp, Inc.(a)	24,758	2,651,334
NetScout Systems, Inc.*	14,926	403,898
nLight, Inc.*	48,700	1,826,737
Ondas Holdings, Inc.*	7,203	70,301
OSI Systems, Inc.*	2,290	584,087
Ouster, Inc.*	4,028	87,166
Rogers Corp.*	7,569	693,093

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Sandisk Corp.(a)*	11,526	$ 2,736,042
Sanmina Corp.*	14,143	2,122,440
ScanSource, Inc.*	55	2,148
Seagate Technology Holdings PLC (Ireland)	20,240	5,573,894
Super Micro Computer, Inc.*	28,750	841,512
TD SYNNEX Corp.	3,696	555,250
TE Connectivity PLC (Ireland)	3,957	900,257
Trimble, Inc.*	3,768	295,223
Viasat, Inc.*	15,680	540,333
Western Digital Corp.(a)	54,936	9,463,825
Zebra Technologies Corp., Class A*	1,039	252,290
		74,424,058
Telecommunication Services — 0.9%
AT&T, Inc.	68,129	1,692,324
IDT Corp., Class B	6,793	347,870
Iridium Communications, Inc.	18,901	328,499
Lumen Technologies, Inc.*	114,831	892,237
Rogers Communications, Inc., Class B (Canada)	12,658	477,586
TELUS Corp. (Canada)	68,809	906,215
T-Mobile US, Inc.	13,578	2,756,877
Verizon Communications, Inc.	31,392	1,278,596
		8,680,204
Transportation — 1.7%
Allegiant Travel Co.*	2,739	233,555
CH Robinson Worldwide, Inc.	5,534	889,646
CSX Corp.	11,868	430,215
Delta Air Lines, Inc.(a)	40,052	2,779,609
Expeditors International of Washington, Inc.	1,622	241,694
JB Hunt Transport Services, Inc.	7,788	1,513,520
Lyft, Inc., Class A*	26,717	517,508
Norfolk Southern Corp.	8,671	2,503,491
SkyWest, Inc.*	9,962	1,000,284
Sun Country Airlines Holdings, Inc.*	42,713	614,640
Uber Technologies, Inc.*	24,448	1,997,646
Union Pacific Corp.	3,643	842,699
United Parcel Service, Inc., Class B	21,451	2,127,725
XPO, Inc.*	12,711	1,727,552
		17,419,784
Utilities — 2.3%
Algonquin Power & Utilities Corp. (Canada)	93,451	574,724
Ameren Corp.	943	94,168
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American States Water Co.	1,038	$ 75,234
American Water Works Co., Inc.	2,207	288,013
Atmos Energy Corp.	1,964	329,225
CenterPoint Energy, Inc.	27,667	1,060,753
Consolidated Edison, Inc.	27,046	2,686,209
Constellation Energy Corp.(a)	12,696	4,485,116
Duke Energy Corp.(a)	41,242	4,833,975
Evergy, Inc.	6,920	501,631
Eversource Energy	29,102	1,959,438
Exelon Corp.	27,147	1,183,338
Hallador Energy Co.*	25,711	489,537
MDU Resources Group, Inc.	125	2,440
National Fuel Gas Co.	18,168	1,454,530
NRG Energy, Inc.	1	159
Otter Tail Corp.	634	51,233
Public Service Enterprise Group, Inc.	15,723	1,262,557
ReNew Energy Global PLC, Class A (United Kingdom)*	3,064	17,312
Vistra Corp.	8,703	1,404,055
WEC Energy Group, Inc.	2,529	266,708
		23,020,355
TOTAL COMMON STOCKS (Cost $769,655,485)		867,204,900
SHORT-TERM INVESTMENT — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(c)	28,614,551	28,614,551
TOTAL SHORT-TERM INVESTMENT (Cost $28,614,551)		28,614,551

TOTAL INVESTMENTS - 89.7% (Cost $798,270,036)		895,819,451
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.3%		102,372,182
NET ASSETS - 100.0%		$998,191,633

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2025, this security amounted to $93,331 or 0.01% of net assets. This security has been determined by the Fund's adviser to be a liquid security.
(c)	Rate disclosed is the 7-day yield at December 31, 2025.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
The portfolio matures between January 5, 2026 and July 23, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	435	$7,068	$8,339	$1,478
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	18,008	112,953	115,431	5,932
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	07/23/30	4,295	347,846	326,807	(10,383)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,871	476,019	489,847	32,305
Dana, Inc.	USFF +0.250%	Weekly	MS	01/17/30	21,997	427,035	522,649	110,822
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	191,501	2,014,468	2,512,493	588,266
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	15,560	779,842	1,265,339	522,877
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,881	44,913	38,542	(4,734)
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	95	4,677	5,064	521
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,846	85,355	115,726	34,611
Visteon Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,326	821,901	886,903	94,831
					275,815	5,122,077	6,287,140	1,376,526
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	7,245	480,665	484,546	21,646
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,812	411,205	407,262	8,922
AECOM	USFF +0.250%	Weekly	MS	07/23/30	399	40,023	38,037	(770)
AGCO Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,427	253,791	253,185	7,678
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	2,383	367,655	379,421	24,251
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,937	1,070,969	1,218,925	188,463
Astronics Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,482	61,500	134,624	75,000
ATI, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,355	520,740	614,540	109,757
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	59	1,644	1,625	22
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/23/30	419	2,665	2,656	64
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	10,247	882,806	890,362	34,615
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/23/30	12,178	627,866	572,366	(36,258)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/23/30	1	233	315	80
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,806	1,580,702	1,607,473	75,229
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	07/23/30	458	426,778	427,447	13,745
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	701	36,638	36,431	907
Crane Co.	USFF +0.250%	Weekly	MS	07/23/30	2,534	461,537	467,346	20,742
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,139	1,827,746	2,112,753	349,181
Custom Truck One Source, Inc.	USFF +0.250%	Weekly	MS	07/23/30	168	979	968	10
Deere & Co.	USFF +0.250%	Weekly	MS	07/23/30	1,330	627,587	619,208	13,927
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,728	161,596	168,646	11,996

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,633	$238,592	$233,442	$2,156
Dycom Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	675	230,945	228,083	4,209
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	664	417,658	406,229	1,389
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/23/30	429	57,422	56,937	1,287
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,321	53,317	50,515	(1,176)
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,710	337,274	334,117	7,224
Fastenal Co.	USFF +0.250%	Weekly	MS	07/23/30	6,084	252,115	244,151	370
Federal Signal Corp.	USFF +0.250%	Weekly	MS	07/23/30	771	89,964	83,723	(3,384)
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,632	141,024	182,608	46,419
Fluor Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,397	177,973	174,253	1,728
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,304	165,585	182,414	22,258
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,207	557,468	788,859	249,496
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	10,594	3,047,337	3,566,576	643,980
General Electric Co.	USFF +0.250%	Weekly	MS	07/23/30	266	82,517	81,936	2,785
Graco, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,242	265,159	265,747	9,301
Griffon Corp.	USFF +0.250%	Weekly	MS	07/23/30	296	22,061	21,800	407
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	38,210	569,174	590,345	38,613
HEICO Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,323	436,900	428,110	4,596
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	90	4,814	4,814	138
Hexcel Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,660	195,531	196,574	6,933
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,068	842,586	793,626	(16,868)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,615	344,889	536,127	203,604
Hubbell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	683	297,085	303,327	16,303
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	684	216,926	232,608	23,172
IDEX Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,035	337,928	362,108	35,598
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	419	168,325	162,999	(174)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/23/30	388	95,478	95,564	3,630
ITT, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,353	610,469	581,779	(9,148)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	22,910	1,882,999	2,743,473	952,693
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	548	160,104	160,876	5,672
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/12/29	412	52,517	48,562	(2,143)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/23/30	145	70,345	70,132	2,495
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,687	1,104,129	1,802,398	732,101

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	20,291	$58,783	$56,815	$(176)
Moog, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	143	35,469	34,828	437
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,161	120,629	133,283	19,024
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	25,919	584,665	617,391	58,010
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,018	387,971	440,933	64,849
Nextpower, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,266	188,406	458,721	276,082
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,811	428,071	435,419	20,846
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,033	1,202,488	1,159,237	365
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	3,969	414,827	404,719	(1,595)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,187	454,370	453,084	15,129
Owens Corning	USFF +0.250%	Weekly	MS	07/23/30	389	48,984	43,533	(3,818)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	3,594	364,231	374,279	23,226
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	475	74,159	151,421	80,722
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/17/30	22	2,333	2,731	462
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,842	391,516	398,789	20,436
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,994	537,119	850,975	345,872
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,088	1,108,009	1,201,448	131,253
RTX Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,554	398,346	468,404	84,955
Rush Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,901	91,118	102,540	14,393
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	42	6,834	6,782	148
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,016	379,436	375,673	7,862
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,175	300,264	435,131	144,064
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	751	72,590	70,864	596
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,172	307,365	358,902	60,951
Textron, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,053	404,254	440,470	48,703
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	1,222	94,352	96,196	5,190
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	21,843	742,665	1,463,918	750,228
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,100	97,563	114,555	19,974
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1	365	402	43
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	07/23/30	4,928	783,600	798,385	38,803
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,022	48,187	112,011	65,292

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
VSE Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,369	$220,474	$236,522	$22,926
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	211	43,562	58,240	16,334
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/23/30	972	286,178	293,855	16,442
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,233	50,908	63,586	15,047
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	138	128,128	139,249	22,922
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,349	917,195	864,607	(22,536)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,287	153,169	152,813	4,520
					375,804	35,300,518	40,323,659	6,272,852
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	36,181	935,629	1,049,249	142,298
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,932	981,634	1,011,428	88,679
BOYD GROUP, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	16	2,575	2,549	44
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	1,537	173,719	179,414	11,044
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,666	588,824	594,971	29,235
CACI International, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,015	554,511	540,802	3,284
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	22	1,464	1,465	37
Cintas Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,885	356,530	354,512	8,904
Copart, Inc.	USFF +0.250%	Weekly	MS	01/17/30	27,709	1,165,529	1,084,807	(53,731)
CRA International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	770	137,801	154,535	22,130
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,911	186,789	223,245	43,903
Exponent, Inc.	USFF +0.250%	Weekly	MS	07/23/30	853	59,685	59,249	1,385
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,547	129,457	163,419	37,922
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	683	91,735	90,470	1,539
KBR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,324	277,448	254,225	(13,699)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,106	204,177	199,522	1,941
Montrose Environmental Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,365	59,772	58,723	774
Paychex, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,265	594,262	590,628	14,577
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,028	100,060	116,566	24,512
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	11,296	158,339	222,757	69,264
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,663	798,313	776,300	13,395
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,989	134,944	133,791	3,188

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	762	$99,412	$100,500	$4,327
UniFirst Corp.	USFF +0.250%	Weekly	MS	07/16/29	150	25,173	28,935	4,747
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	75,984	1,088,003	1,506,003	451,350
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,134	549,814	612,051	83,107
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,202	266,844	268,875	10,724
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,089	293,646	320,206	36,042
					221,084	10,016,089	10,699,197	1,040,922
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	22,562	1,016,942	886,687	(97,785)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,893	3,787,264	4,130,062	458,912
AutoNation, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,927	375,074	397,887	36,072
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	337	1,228,368	1,142,936	(47,779)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/23/30	11,022	219,102	221,322	10,311
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	187	13,616	12,516	351
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	5,648	304,438	301,716	7,269
CarMax, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,708	183,850	181,917	3,695
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	8,183	270,359	270,448	8,369
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	129	79,142	78,218	1,545
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,673	120,717	145,718	33,462
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1	122	188	60
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	5,450	146,399	214,076	72,156
Gold.com, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,275	35,246	43,414	9,376
Groupon, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,021	208,926	176,470	(27,698)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	353	121,262	121,467	4,674
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	13,935	259,188	284,413	35,066
Lithia Motors, Inc.	USFF +0.250%	Weekly	MS	07/23/30	394	118,644	130,938	16,109
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,437	321,939	346,547	38,707
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,047	56,560	111,286	58,292
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,448	37,487	37,387	1,040
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,513	141,821	138,001	519
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	358	56,900	56,668	1,997
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	28,360	83,106	79,692	(876)
Pool Corp.	USFF +0.250%	Weekly	MS	07/23/30	415	99,338	94,931	(1,303)
RealReal, Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	3,924	57,815	61,921	5,869
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	07/23/30	702	120,053	126,458	10,258

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,667	$148,255	$209,151	$65,433
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	2,498	214,534	207,034	(931)
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,362	96,836	84,253	(9,079)
Stitch Fix, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	6,410	34,100	33,653	589
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	4,440	32,237	28,372	(2,887)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	2,455	346,307	377,113	42,330
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/23/30	5,554	293,748	277,756	(6,621)
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	457	197,469	276,490	85,066
Winmark Corp.	USFF +0.250%	Weekly	MS	07/23/30	87	35,644	35,230	669
					186,832	10,862,808	11,322,336	813,237
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,298	85,672	91,846	9,106
Brunswick Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,208	74,463	89,682	19,148
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	231	1,148	1,143	21
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	6,267	595,112	649,700	72,826
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/23/30	788	114,801	113,496	2,205
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/23/30	950	194,419	192,708	5,089
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,747	514,455	717,254	241,147
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	07/23/30	193	47,993	50,062	3,579
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	07/23/30	323	12,223	12,038	243
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/17/30	21,700	191,030	238,700	57,201
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,469	29,512	30,467	1,873
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,096	643,807	643,380	19,303
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	67	491,348	488,616	12,323
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	98,882	523,183	609,113	100,282
Polaris, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,577	169,670	162,995	471
Somnigroup International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	965	84,500	86,155	3,851
Sonos, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,898	48,920	50,889	3,460
Topgolf Callaway Brands Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,792	84,065	90,933	9,436
					159,451	3,906,321	4,319,177	561,564
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,208	67,681	66,239	1,527
American Public Education, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,183	82,433	82,517	2,603

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,959	$230,312	$274,185	$50,925
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	313	1,526,780	1,676,218	209,212
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,439	1,052,741	1,058,515	38,043
Brightstar Lottery PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	1,423	22,035	22,028	(9,623)
Choice Hotels International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,587	518,785	532,218	29,330
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,812	180,849	206,169	33,650
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,873	352,326	344,669	3,269
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,662	103,861	98,731	(1,955)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,039	782,643	860,979	103,419
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	59	16,992	16,948	467
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,171	465,745	466,760	15,522
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	765	219,043	237,334	24,997
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,878	573,401	573,973	20,176
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/23/30	43	4,135	4,115	97
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,873	117,452	230,692	120,377
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	802	63,625	65,098	3,415
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/23/30	769	60,394	61,674	3,393
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,861	412,930	379,941	(12,312)
Viking Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	1,648	114,391	117,684	6,791
Wingstop, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,171	493,487	517,762	39,826
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	5,330	525,371	641,359	134,961
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,615	753,099	849,437	138,860
					89,483	8,740,511	9,385,245	956,970
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,388	1,227,768	1,196,928	16,690
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,761	737,930	1,163,198	474,612
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,596	775,299	1,303,414	551,878
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	25,870	1,604,786	1,616,358	83,149
Sysco Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,502	260,570	258,062	5,521
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,047	609,452	591,094	16,718

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,355	$483,413	$584,343	$115,743
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,264	940,034	1,032,102	131,863
					82,783	6,639,252	7,745,499	1,396,174
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/17/30	28,667	503,288	509,986	26,005
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	26,328	603,981	643,983	62,443
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	6,933	295,315	315,729	32,381
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	24,392	75,564	98,300	25,044
California Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,105	192,253	183,535	(1,643)
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	38,941	659,071	658,882	20,674
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	16,209	1,232,354	3,934,897	2,740,319
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	07/23/30	30,050	832,625	814,055	17,931
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	17,863	639,229	656,823	37,184
Core Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/23/30	193	3,086	3,094	93
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,805	99,006	122,239	26,260
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	29,632	1,056,290	1,085,420	68,103
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	23,739	275,885	289,853	26,574
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	8,637	412,032	413,108	15,030
EQT Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,025	162,942	162,140	4,185
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,500	714,441	717,340	26,900
Expro Group Holdings NV (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	4,594	60,837	61,330	2,348
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,781	803,710	816,026	41,342
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,499	258,377	311,777	61,313
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	16,648	378,235	470,472	107,428
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,450	9,134	9,092	228
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/23/30	9,341	413,970	430,433	36,820
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,014	86,977	87,518	3,201
Innovex International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,858	40,215	40,634	1,643
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,430	38,899	39,311	1,595
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,641	223,600	248,373	33,451

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,021	$156,876	$156,906	$4,830
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	2,491	73,916	70,346	(364)
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/30	14,541	610,197	597,926	9,919
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,136	96,418	99,388	5,917
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/23/30	760	26,866	25,718	(177)
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,368	7,314	8,358	906
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,959	244,326	245,374	8,874
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,441	104,871	108,283	6,867
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	40,674	1,827,629	2,237,477	547,747
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	19,025	644,521	847,754	225,116
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	07/23/30	426	117,591	122,356	8,361
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,289	421,422	469,187	60,678
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/23/30	111,447	326,442	460,276	143,834
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	4,127	194,356	208,001	19,595
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,657	850,277	920,903	103,583
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,843	98,172	90,041	(4,114)
					553,480	15,872,510	19,792,644	4,558,424
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	11,792	5,691,173	5,927,249	410,567
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	230	162,811	246,178	93,222
Block, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,788	585,794	637,101	69,259
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,986	719,317	749,486	55,878
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,693	719,383	735,404	57,459
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	12,442	3,020,230	2,813,634	(114,001)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,615	830,448	786,932	(18,063)
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	759	246,087	220,254	(17,635)
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,911	123,035	127,005	8,498
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,993	973,824	536,890	(407,085)
Flywire Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,722	64,552	66,864	4,281

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,589	$172,324	$181,301	$46,502
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,132	93,017	87,617	(1,992)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,901	295,659	307,886	38,882
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,981	308,984	361,493	63,409
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	468	254,611	267,172	20,359
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/23/30	126	27,647	27,381	45
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	10,861	340,118	343,099	13,401
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,336	1,134,293	1,012,076	(85,647)
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,049	730,658	1,209,135	500,871
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,157	337,851	323,214	49,833
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	753	25,571	26,739	1,943
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,803	610,539	632,330	42,364
					124,087	17,467,926	17,626,440	832,350
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	30,299	1,585,477	1,747,040	377,014
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/23/30	15,032	892,749	864,190	5,711
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/17/30	370	76,904	72,198	(2,357)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/23/30	2,989	78,623	77,893	1,671
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,918	1,282,789	1,187,025	8,302
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	8,501	265,365	236,923	(20,313)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	20,651	1,381,007	1,443,711	141,287
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	01/17/30	493	75,981	75,577	1,917
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,372	948,747	741,121	(162,972)
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	3,717	53,000	55,718	4,561
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	9,111	296,923	324,625	42,372
Freshpet, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,403	149,636	146,415	1,358
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,823	166,565	164,745	3,777
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	07/23/30	52	3,719	3,671	57
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	23,428	691,348	656,218	(1,811)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	13,561	403,988	328,854	(45,919)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,025	360,241	294,277	(51,901)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Marzetti Company (The)	USFF +0.250%	Weekly	MS	07/23/30	153	$25,264	$25,156	$658
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	07/23/30	701	8,161	8,132	211
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	4,334	228,330	202,311	(6,569)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,689	177,724	206,166	33,882
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,720	95,023	86,741	(5,378)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/23/30	824	118,483	118,260	3,716
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,429	357,009	389,612	51,804
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	117	12,999	12,944	334
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,325	348,210	370,772	40,253
					180,037	10,084,265	9,840,295	421,665
Health Care Equipment & Services
AdaptHealth Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,774	78,738	87,389	11,056
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,377	310,015	371,169	70,650
Alphatec Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,299	146,069	153,571	11,972
Artivion, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,105	140,506	141,619	5,431
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/17/30	2,535	446,492	491,967	62,722
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/23/30	51,406	178,700	195,343	22,113
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,271	250,778	261,191	18,130
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,307	1,280,889	1,454,689	219,235
Chemed Corp.	USFF +0.250%	Weekly	MS	07/23/30	176	74,294	75,303	3,278
CONMED Corp.	USFF +0.250%	Weekly	MS	01/17/30	7,137	333,400	289,762	(32,792)
Cooper Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	4,006	329,874	328,332	8,563
CorVel Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,233	258,078	218,777	(31,397)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	17,911	964,284	1,421,417	519,949
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,194	101,120	101,789	3,760
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,911	611,165	669,901	80,956
Embecta Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,993	83,345	71,197	(8,529)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,569	109,675	120,903	15,799
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	803	66,451	65,862	1,439
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,598	152,707	163,220	15,185
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,378	40,696	41,464	2,006

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,318	$521,933	$615,321	$110,528
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	07/23/30	653	60,565	59,821	1,104
HealthStream, Inc.	USFF +0.250%	Weekly	MS	07/23/30	318	7,552	7,336	7
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/22/30	729	86,868	104,006	19,792
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/23/30	837	549,977	566,256	33,132
Insulet Corp.	USFF +0.250%	Weekly	MS	07/23/30	485	150,244	137,856	(7,790)
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	862	220,076	216,259	3,540
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,135	99,590	92,049	(4,300)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	3,261	129,650	200,649	74,966
Masimo Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,574	514,453	464,834	(33,854)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	91	75,754	74,646	1,268
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	1,795	174,168	172,428	4,160
National HealthCare Corp.	USFF +0.250%	Weekly	MS	07/23/30	139	19,296	19,056	417
Omnicell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,428	84,312	109,988	28,252
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,818	360,319	530,857	181,577
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/22/30	3,422	73,714	81,136	9,673
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,846	238,125	304,205	73,373
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,947	337,392	337,863	11,682
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,657	959,883	880,862	(47,181)
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,681	76,283	84,363	10,610
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	8,541	613,902	676,789	81,700
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	2,395	581,601	607,180	44,697
Stryker Corp.	USFF +0.250%	Weekly	MS	07/23/30	225	79,158	79,081	2,538
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,227	506,618	514,215	23,121
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,488	314,557	330,381	25,389
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,013	646,832	664,511	41,126
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	798	157,797	173,980	21,166
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	9,661	344,880	316,398	(19,050)
					230,327	13,942,775	15,147,191	1,691,169

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/23/30	69	$2,014	$2,014	$52
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,151	607,023	599,611	12,490
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	2,758	276,103	278,089	10,443
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	4,298	329,295	339,628	31,094
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/23/30	21,897	365,021	377,723	28,428
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,973	1,072,503	905,286	(77,151)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	7,727	1,251,357	1,107,356	(81,766)
					52,873	3,903,316	3,609,707	(76,410)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	10,589	1,697,845	1,795,153	153,369
Americas Gold & Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	5,995	33,825	30,634	(2,163)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	07/23/30	3,036	106,931	153,060	50,236
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,923	646,497	713,515	91,589
Ball Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,541	224,218	240,537	17,578
Cabot Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,040	456,439	466,611	27,535
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	22,841	1,780,049	1,766,523	74,900
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,527	126,497	128,190	5,617
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,721	288,883	316,449	38,816
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	1,103	139,730	137,654	2,200
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/23/30	27,283	1,075,653	1,096,777	59,745
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	74,079	434,818	726,715	314,494
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,873	247,650	349,080	110,044
Huntsman Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,421	74,058	84,210	13,037
Hycroft Mining Holding Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	817	19,531	19,420	478
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,363	232,808	317,382	95,483
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,163	335,228	347,935	27,106
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,701	88,256	104,220	18,771
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	1,948	747,009	830,608	129,287

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	4,033	$187,958	$174,629	$(2,050)
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	444	5,532	5,395	23
Metalla Royalty & Streaming Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	132	1,029	1,027	20
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	108,117	286,358	941,699	672,947
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	927	580,436	637,090	81,170
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	30,210	1,240,666	3,016,469	1,842,453
Novagold Resources, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	9,827	96,156	91,588	(1,986)
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,794	103,443	110,726	11,276
O-I Glass, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,203	57,565	62,036	6,227
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	12,224	289,320	633,325	356,887
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,979	190,333	202,768	19,499
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	426	137,952	138,037	4,305
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	4,939	175,805	190,991	21,167
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,500	375,664	423,625	60,720
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,449	133,242	173,503	44,597
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	551	156,681	157,156	5,546
					387,719	12,774,065	16,584,737	4,350,923
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	11,142	2,203,169	3,487,446	1,365,749
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,675	50,249	64,236	15,519
Cars.com, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,061	81,323	86,144	7,306
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	835	174,065	174,306	5,569
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,393	13,283	14,129	1,244
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	23,575	766,931	704,657	(16,252)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,636	820,034	1,151,604	361,621
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	10,921	226,182	294,867	75,611
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	9,678	481,719	707,171	245,406
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,681	479,188	474,049	9,545
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	2,575	1,600,273	1,699,732	153,575
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,364	1,423,191	1,346,769	(32,795)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	13,520	$355,841	$353,142	$9,688
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,837	129,480	148,338	25,712
Paramount Skydance Corp., Class B	USFF +0.250%	Weekly	MS	07/23/30	4,487	61,637	60,126	758
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	07/23/30	104	1,498	1,494	33
Roku, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,164	658,050	668,732	30,850
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	1	451	581	134
Stagwell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,286	11,638	11,179	(112)
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,242	150,507	149,124	3,222
USA TODAY Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	678	3,576	3,492	16
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	9,630	282,856	295,352	21,851
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,452	151,468	135,296	(11,537)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	521	16,536	18,313	2,545
					162,458	10,143,145	12,050,279	2,275,258
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	7,560	123,149	123,304	3,922
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	23,605	304,753	383,345	87,928
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,615	1,767,554	1,716,523	3,156
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	15,030	422,294	420,539	11,184
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,563	630,927	621,527	9,936
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,632	12,876	20,563	8,740
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,147	713,232	643,124	(48,249)
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,600	309,092	305,394	5,770
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	11,933	156,915	190,331	38,218
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,042	351,475	400,517	59,809
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	23,169	173,478	180,718	9,130
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	571	70,105	100,490	32,525
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/23/30	72,918	3,258,155	3,933,197	793,900

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/23/30	16,080	$271,743	$302,947	$39,527
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1	162	199	33
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/23/30	312	14,435	14,446	444
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,013	88,568	123,240	37,378
Exact Sciences Corp.	USFF +0.250%	Weekly	MS	07/23/30	53	5,396	5,383	143
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,165	591,404	633,952	74,851
GRAIL, Inc.	USFF +0.250%	Weekly	MS	07/23/30	285	13,105	24,393	11,680
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,202	58,716	82,399	25,474
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,301	296,597	326,040	38,527
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,082	379,722	421,429	53,340
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,779	350,530	401,004	61,213
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	6,099	1,090,173	1,262,188	217,573
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	683	112,034	129,135	20,527
MannKind Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,778	10,121	10,081	262
Omeros Corp.	USFF +0.250%	Weekly	MS	07/23/30	500	8,281	8,588	551
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/23/30	16,527	395,390	411,522	34,214
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	30	16,476	23,156	7,229
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	2,083	36,760	38,973	3,331
Travere Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,451	119,986	131,863	15,546
Veracyte, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,583	230,297	235,044	11,799
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,053	487,373	509,948	37,510
					294,445	12,871,274	14,135,502	1,707,121
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29,612	3,321,444	6,341,706	3,122,093
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,731	2,232,370	2,639,047	489,906
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,098	2,988,170	3,366,055	474,945
AXT, Inc.	USFF +0.250%	Weekly	MS	07/23/30	30,445	455,468	497,776	56,264
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27,785	6,726,977	9,616,389	3,156,792
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	07/23/30	87	10,336	10,310	281

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	1	$136	$144	$3
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,620	72,538	79,931	9,608
First Solar, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,884	488,559	492,157	18,569
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	4,755	168,292	166,045	2,903
Intel Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,160	224,917	227,304	9,274
KLA Corp.	USFF +0.250%	Weekly	MS	07/23/30	242	293,155	294,049	10,317
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,788	585,882	990,790	425,671
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	11,078	986,650	941,408	(14,999)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,684	3,495,016	6,474,240	3,221,035
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,663	1,821,126	2,413,637	665,555
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	13,892	2,189,380	2,590,858	469,229
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	2,008	442,729	435,856	6,698
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,742	428,083	473,379	58,412
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,215	2,235,148	2,602,526	531,711
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,568	147,905	144,084	704
Semtech Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,025	96,113	222,912	129,737
SiTime Corp.	USFF +0.250%	Weekly	MS	07/23/30	701	256,506	247,586	(1,064)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,153	418,386	390,162	(7,946)
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,746	956,575	996,874	76,820
Veeco Instruments, Inc.	USFF +0.250%	Weekly	MS	07/23/30	29	829	829	16
					224,712	31,042,690	42,656,054	12,912,534
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,754	81,398	84,098	5,522
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	8,505	2,103,759	2,281,892	264,068
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,270	1,785,025	1,844,447	114,145
Agilysys, Inc.	USFF +0.250%	Weekly	MS	07/23/30	355	42,592	42,188	893
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	547	28,710	27,908	68
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	07/23/30	46	3,529	3,703	451
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	18,003	655,919	637,666	1,849
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	2,471	1,315,933	1,665,009	389,415
Autodesk, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,142	637,693	634,053	15,904

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	4,884	$190,055	$186,398	$2,161
BitMine Immersion Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,532	78,906	68,744	(7,752)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,082	249,618	258,472	16,498
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	128,509	576,269	487,049	(71,561)
Braze, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	2,746	97,245	94,160	(112)
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	4,674	144,465	163,964	24,479
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	13,689	971,438	1,136,187	198,861
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,587	1,648,950	2,150,202	551,802
Datadog, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	2,198	310,503	298,906	(2,086)
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,558	223,700	224,234	7,383
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,474	370,246	351,540	(6,156)
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	13,394	379,473	372,353	4,506
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	8,054	90,557	81,990	(5,801)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,742	1,133,378	1,091,252	(7,384)
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,788	587,532	451,077	(123,105)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	34,987	888,535	951,297	118,491
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	7,453	1,195,903	924,768	(234,476)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,150	255,309	231,162	(16,329)
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,780	54,406	44,838	(7,909)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,184	738,222	695,342	(20,216)
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/23/30	323	97,229	95,676	1,878
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/23/30	6,936	434,289	433,223	12,240
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,399	196,164	217,309	27,150
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,040	2,868,731	3,404,685	663,679
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/17/30	219	44,443	91,912	48,822
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,236	74,608	73,807	1,477
Okta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,982	621,785	603,734	1,004
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,362	510,565	460,377	(29,157)
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	30,374	2,153,980	5,398,979	3,311,034

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,405	$1,815,127	$1,916,601	$157,119
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	987	53,374	58,944	7,196
PTC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,194	627,130	556,427	(54,907)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,267	382,074	452,227	81,858
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,167	160,692	155,094	(680)
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	6,651	179,001	192,081	18,559
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,364	638,554	607,157	(11,584)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,237	753,262	857,514	129,738
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,833	2,797,249	2,578,647	(132,843)
ServiceTitan, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	324	34,980	34,506	589
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	11,836	92,320	92,084	2,585
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,259	142,023	123,744	(13,933)
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	8,554	153,352	140,200	(8,459)
Unity Software, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,913	93,204	84,497	(5,858)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	901	231,619	218,898	(4,097)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,268	83,651	98,880	17,784
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,077	332,566	351,804	29,426
					466,666	32,411,240	36,783,906	5,464,229
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,712	350,939	358,441	18,326
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	9,876	1,154,831	1,334,643	216,908
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	17,591	3,937,515	4,782,289	988,522
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,192	1,855,215	1,859,578	61,237
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/23/30	73	12,732	12,732	381
Calix, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,024	590,272	530,570	(41,612)
CDW Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,125	157,917	153,225	462
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	298	86,295	88,092	4,434
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,526	438,176	502,698	86,254
Cognex Corp.	USFF +0.250%	Weekly	MS	07/23/30	18,103	689,351	651,346	(16,235)
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	19,006	130,244	344,579	218,319
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	20,666	253,375	398,440	152,825
Corning, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,351	192,372	205,854	19,370
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,572	87,325	90,388	5,724
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	34,498	3,810,922	4,342,608	686,685
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	749	42,619	50,850	9,528
ePlus, Inc.	USFF +0.250%	Weekly	MS	01/17/30	443	29,609	38,851	10,362

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,481	$275,415	$378,040	$111,060
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	07/23/30	40,819	976,154	980,472	39,986
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,283	283,265	251,385	(18,707)
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,391	1,379,028	1,913,316	578,848
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	600	96,133	121,914	28,720
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,982	176,082	213,914	43,222
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	07/23/30	442	106,562	111,791	8,822
Lumentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	90	35,573	33,173	(1,319)
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,170	291,161	285,021	2,778
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,316	636,073	676,380	68,254
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,929	130,404	160,439	34,024
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,555	234,295	320,898	93,778
Ondas Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,703	26,926	26,381	271
OSI Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	539	146,219	137,477	(4,268)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	07/23/30	62	3,594	3,581	88
Rogers Corp.	USFF +0.250%	Weekly	MS	01/17/30	953	74,570	87,266	14,973
Sandisk Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,418	281,461	336,605	63,765
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,760	241,688	264,123	29,837
ScanSource, Inc.	USFF +0.250%	Weekly	MS	07/23/30	32	1,214	1,250	82
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	9,664	903,609	2,661,369	1,830,309
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,151	174,699	172,915	3,634
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	1,507	328,656	342,858	25,498
Trimble, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,396	111,199	109,377	1,578
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,939	121,315	135,738	18,134
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	28,353	1,309,182	4,884,371	3,800,991
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	297	73,470	72,118	891
					321,637	22,237,656	30,427,356	9,196,739
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	50,554	1,102,522	1,255,761	246,727
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	1,293	72,073	66,215	(3,524)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,042	53,315	52,870	1,610
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	24,159	191,760	187,715	1,826
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,279	83,958	85,987	5,558

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,163	$40,682	$41,657	$2,326
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/23/30	668	134,222	135,631	5,514
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36,751	1,461,495	1,496,868	175,803
					121,909	3,140,027	3,322,704	435,840
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	3,184	192,456	271,500	84,936
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,897	682,488	787,242	128,250
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,263	283,462	299,534	25,833
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,264	939,468	1,336,922	439,381
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,883	257,127	365,942	117,586
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	6,752	134,730	130,786	178
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,013	571,272	581,193	30,034
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,579	252,979	258,957	13,726
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,101	56,090	73,403	19,024
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,231	406,681	509,135	114,914
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/23/30	282	66,519	65,232	1,025
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	10,302	1,079,321	1,021,855	22,896
XPO, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,912	398,264	395,770	9,708
					73,663	5,320,857	6,097,471	1,007,491
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	43,120	244,699	265,188	32,753
Ameren Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,996	298,421	299,181	9,900
American States Water Co.	USFF +0.250%	Weekly	MS	07/23/30	1,932	141,537	140,031	2,825
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,420	184,409	185,310	8,936
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,768	293,436	296,370	14,144
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,829	601,109	606,884	29,303
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,799	381,317	377,317	11,094
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	5,251	1,633,791	1,855,021	279,064
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,482	918,766	876,965	(8,651)
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,994	1,198,896	1,304,385	180,690

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Eversource Energy	USFF +0.250%	Weekly	MS	07/23/30	2,505	$174,797	$168,662	$1,341
Exelon Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,435	203,175	193,322	(7,208)
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	5,847	101,055	111,327	13,361
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1	16	20	261
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	2,990	240,446	239,379	11,674
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	100	159	591
Otter Tail Corp.	USFF +0.250%	Weekly	MS	07/23/30	144	11,828	11,637	161
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,874	232,786	230,782	6,253
ReNew Energy Global PLC, Class A (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	700	3,930	3,955	136
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	784	128,953	126,483	1,789
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	773	81,668	81,521	2,212
					122,645	7,075,135	7,373,899	590,629

Total Reference Entity — Long						278,874,457	325,530,438	57,786,207
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,423)	$(855,789)	$(791,249)	$56,328
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,823)	(703,191)	(270,732)	425,711
Lucid Group, Inc.	USFF -16.390%	Weekly	MS	07/23/30	(57,201)	(1,036,578)	(604,615)	422,020
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	07/23/30	(9,476)	(1,296,721)	(1,265,141)	19,143
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,917)	(624,313)	(641,580)	(25,132)
QuantumScape Corp.	USFF -0.250%	Weekly	MS	07/23/30	(130,500)	(1,417,051)	(1,359,810)	43,651
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,254)	(647,961)	(642,098)	(357)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,600)	(449,794)	(429,512)	2,010
XPEL, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,435)	(420,256)	(470,901)	(54,681)
					(251,629)	(7,451,654)	(6,475,638)	888,693
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,979)	(1,392,834)	(1,294,649)	79,038
Aebi Schmidt Holding AG (Switzerland)	USFF -0.250%	Weekly	MS	07/23/30	(2,955)	(37,490)	(37,381)	(260)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,576)	(2,083,054)	(2,074,449)	(11,367)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,815)	$(868,312)	$(700,420)	$152,556
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,708)	(1,856,261)	(1,929,413)	(90,951)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(26,573)	(1,199,716)	(778,323)	409,886
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,499)	(355,497)	(242,496)	111,650
Amprius Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,353)	(50,037)	(50,125)	(577)
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,924)	(648,733)	(579,793)	56,402
Archer Aviation, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(144,343)	(1,168,256)	(1,085,459)	71,592
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,623)	(507,156)	(597,837)	(98,765)
Argan, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,715)	(2,246,439)	(2,103,944)	112,824
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,900)	(284,199)	(266,458)	15,008
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,966)	(310,776)	(301,767)	5,923
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,097)	(749,796)	(638,635)	98,071
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,098)	(4,795,651)	(4,599,097)	148,219
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(29,343)	(2,452,011)	(2,159,645)	256,383
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,555)	(548,419)	(594,426)	(57,459)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(15,502)	(456,856)	(471,571)	(19,103)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/23/30	(51,918)	(2,790,249)	(3,107,292)	(343,793)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(138,889)	(3,220,337)	(3,506,947)	(317,482)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,068)	(3,244,691)	(3,313,704)	(100,118)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,242)	(1,710,472)	(1,832,214)	(141,713)
Douglas Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(150)	(4,954)	(4,898)	(787)
Dover Corp.	USFF -0.250%	Weekly	MS	07/23/30	(3,755)	(749,250)	(733,126)	9,298
Ducommun, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,914)	(273,356)	(277,209)	(6,482)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,332)	(1,680,237)	(1,683,300)	(19,176)
Enovix Corp.	USFF -0.740%	Weekly	MS	07/23/30	(134,324)	(1,116,067)	(981,908)	123,453
Eos Energy Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(25,667)	(292,334)	(294,144)	(4,621)
Esab Corp.	USFF -0.250%	Weekly	MS	07/23/30	(43,998)	(5,075,501)	(4,915,457)	104,933
Eve Holding, Inc.	USFF -1.390%	Weekly	MS	07/23/30	(63,590)	(270,854)	(253,724)	14,524
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,535)	(334,210)	(337,699)	(8,553)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,444)	(528,763)	(584,102)	(68,306)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,525)	(508,401)	(372,036)	134,033
Graham Corp.	USFF -0.250%	Weekly	MS	07/23/30	(1,541)	(101,167)	(98,978)	1,209
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,275)	(600,950)	(608,471)	(13,952)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,527)	(1,824,317)	(1,858,756)	(65,859)
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	07/23/30	(38,010)	(332,863)	(329,167)	497

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(75,687)	$(778,508)	$(1,228,400)	$(465,214)
Kadant, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(88)	(25,272)	(25,082)	(61)
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,487)	(297,383)	(328,314)	(33,790)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(59,950)	(1,303,786)	(1,703,179)	(429,390)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(35,946)	(2,733,026)	(2,728,661)	(25,871)
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,238)	(3,635,744)	(3,514,628)	77,586
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,152)	(1,076,056)	(868,183)	197,552
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,789)	(436,119)	(428,716)	1,801
MasTec, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,556)	(5,859,540)	(6,207,218)	(403,843)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(42,246)	(692,599)	(466,396)	220,244
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	07/23/30	(9,737)	(1,454,399)	(1,447,600)	(7,149)
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,674)	(169,406)	(178,716)	(10,943)
Power Solutions International, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,534)	(431,856)	(373,353)	56,271
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(39,303)	(782,315)	(604,480)	159,655
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	(2,806)	(1,238,718)	(1,184,300)	42,492
QXO, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(65,800)	(1,389,748)	(1,269,282)	108,587
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,194)	(520,362)	(535,425)	(20,060)
Redwire Corp.	USFF -3.090%	Weekly	MS	07/23/30	(197,215)	(1,743,596)	(1,498,834)	228,043
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(109,927)	(3,638,061)	(3,860,636)	(257,450)
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(424,284)	(3,191,295)	(3,606,414)	(445,712)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(42,651)	(1,223,057)	(1,223,231)	(11,904)
Stratasys Ltd. (Israel)	USFF -0.590%	Weekly	MS	07/23/30	(536)	(4,649)	(4,652)	(57)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(99,247)	(1,811,620)	(1,826,145)	(31,895)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,262)	(730,994)	(707,926)	8,311
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,656)	(208,404)	(93,945)	114,472
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,286)	(622,565)	(433,318)	175,913
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	07/23/30	(11,794)	(2,421,495)	(2,517,429)	(121,916)
					(2,256,273)	(85,091,039)	(84,463,483)	(338,153)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,933)	(1,377,263)	(1,181,566)	170,455
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(274,116)	(2,701,900)	(2,198,410)	476,233

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Booz Allen Hamilton Holding Corp.	USFF -0.250%	Weekly	MS	07/23/30	(5,413)	$(508,370)	$(456,641)	$58,113
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(6,417)	(506,780)	(502,900)	(2,084)
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(69,708)	(937,199)	(883,200)	45,008
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(13,503)	(1,436,934)	(1,322,484)	100,511
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,417)	(1,360,469)	(878,688)	468,734
Clarivate PLC (Jersey)	USFF -0.260%	Weekly	MS	07/11/28	(481,654)	(2,384,905)	(1,608,724)	753,299
Concentrix Corp.	USFF -0.250%	Weekly	MS	07/23/30	(2,094)	(87,791)	(87,069)	(128)
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(48,128)	(851,904)	(919,726)	(75,995)
Enviri Corp.	USFF -0.250%	Weekly	MS	07/23/30	(30,154)	(367,670)	(540,360)	(178,384)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,388)	(665,496)	(758,729)	(102,986)
ICF International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	(4,547)	(393,802)	(387,859)	2,160
Innodata, Inc.	USFF -0.590%	Weekly	MS	07/23/30	(708)	(52,589)	(36,073)	16,003
Insperity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(55,225)	(3,084,805)	(2,138,312)	846,181
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(66,669)	(655,625)	(662,023)	(12,691)
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(86,251)	(3,140,676)	(2,564,242)	487,250
Maximus, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(12,161)	(1,089,092)	(1,049,738)	25,359
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,326)	(438,713)	(334,999)	85,245
OPENLANE, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(29,668)	(823,137)	(883,513)	(68,274)
Parsons Corp.	USFF -0.250%	Weekly	MS	07/23/30	(23,055)	(1,948,930)	(1,424,799)	516,795
Science Applications International Corp.	USFF -0.250%	Weekly	MS	07/23/30	(38,827)	(3,969,086)	(3,908,326)	13,772
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,912)	(849,198)	(866,507)	(27,426)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(20,228)	(1,779,355)	(1,734,551)	27,016
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(497)	(48,333)	(29,388)	18,062
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(13,153)	(1,049,146)	(1,037,246)	(1,432)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/23/30	(26,616)	(607,755)	(596,465)	5,457
Vestis Corp.	USFF -0.250%	Weekly	MS	01/17/30	(217,480)	(1,642,659)	(1,450,592)	175,202
Waste Management, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(333)	(73,239)	(73,163)	(636)
					(1,604,581)	(34,832,821)	(30,516,293)	3,820,819
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,174)	(1,011,366)	(1,007,893)	(10,747)
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(77,107)	(1,640,818)	(2,033,312)	(414,824)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,791)	(414,946)	(416,461)	(5,501)
Build-A-Bear Workshop, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,229)	(128,899)	(136,571)	(8,916)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(13,936)	$(3,695,132)	$(4,025,414)	$(365,704)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(67,150)	(1,242,583)	(653,369)	556,750
Carvana Co.	USFF -0.250%	Weekly	MS	07/23/30	(13,554)	(4,959,245)	(5,720,059)	(820,598)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(33,556)	(7,193,343)	(6,643,081)	450,037
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(13,119)	(1,088,466)	(798,816)	279,209
Guess?, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,050)	(254,821)	(252,087)	(4,480)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,183)	(887,301)	(880,884)	(2,096)
RH	USFF -0.250%	Weekly	MS	01/17/30	(1,764)	(425,322)	(316,021)	105,216
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(84,083)	(902,898)	(785,335)	108,901
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(41,117)	(973,323)	(722,015)	214,026
Valvoline, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(14,894)	(451,823)	(432,820)	14,664
					(401,707)	(25,270,286)	(24,824,138)	95,937
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	07/23/30	(2,476)	(199,865)	(197,634)	(505)
Canada Goose Holdings, Inc. (Canada)	USFF -1.340%	Weekly	MS	07/23/30	(275)	(3,570)	(3,561)	(35)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	07/23/30	(4,922)	(260,587)	(271,153)	(14,349)
Crocs, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,513)	(471,527)	(471,472)	(6,245)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(69,832)	(455,207)	(793,292)	(349,674)
KB Home	USFF -0.250%	Weekly	MS	07/23/30	(1,858)	(105,774)	(104,810)	(59)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,196)	(675,976)	(500,694)	167,956
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(252,232)	(4,801,734)	(5,004,283)	(259,570)
Newell Brands, Inc.	USFF -0.260%	Weekly	MS	01/17/30	(113,759)	(634,739)	(423,183)	188,161
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	07/23/30	(11,593)	(703,526)	(738,590)	(41,816)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,905)	(487,198)	(201,951)	271,769
Tapestry, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,501)	(194,875)	(191,783)	2,311
TopBuild Corp.	USFF -0.250%	Weekly	MS	07/23/30	(965)	(417,498)	(402,588)	11,574
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,198)	(347,886)	(320,931)	23,612
VF Corp.	USFF -0.250%	Weekly	MS	07/23/30	(62,431)	(934,164)	(1,128,752)	(210,283)
Whirlpool Corp.	USFF -1.290%	Weekly	MS	07/11/28	(144)	(17,791)	(10,388)	8,461
					(551,800)	(10,711,917)	(10,765,065)	(208,692)
Consumer Services
Brinker International, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,119)	(1,041,708)	(1,021,719)	9,192
Cava Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,084)	(358,496)	(298,380)	56,671
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(20,853)	(773,935)	(771,561)	(5,052)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(215,348)	$(1,941,239)	$(1,584,961)	$337,665
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,550)	(638,053)	(300,695)	331,234
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(2,331)	(539,645)	(527,925)	6,540
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(80,496)	(1,460,373)	(1,213,880)	232,488
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(18,125)	(3,827,270)	(3,897,600)	(107,018)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(3,598)	(549,697)	(576,831)	(34,458)
Krispy Kreme, Inc.	USFF -0.300%	Weekly	MS	07/08/27	(34,200)	(515,621)	(137,484)	376,331
Kura Sushi USA, Inc., Class A	USFF -0.890%	Weekly	MS	07/23/30	(16,637)	(1,167,715)	(870,614)	286,417
Lincoln Educational Services Corp.	USFF -0.250%	Weekly	MS	07/23/30	(11,637)	(260,384)	(281,034)	(23,366)
Lucky Strike Entertainment Corp.	USFF -11.990%	Weekly	MS	07/23/30	(1,710)	(14,563)	(14,484)	(110)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(140,804)	(2,839,518)	(3,142,745)	(336,690)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(17,098)	(358,673)	(354,613)	(815)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(20,452)	(1,181,227)	(1,267,001)	(102,194)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/23/30	(10,793)	(3,089,997)	(3,010,384)	38,864
Serve Robotics, Inc.	USFF -3.340%	Weekly	MS	07/23/30	(53,835)	(633,216)	(558,807)	68,331
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(135,866)	(3,542,395)	(2,084,184)	1,424,252
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(169,877)	(1,739,173)	(1,148,369)	574,128
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,240)	(577,498)	(537,840)	32,992
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(62,013)	(1,834,720)	(1,620,400)	196,728
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(74,797)	(637,745)	(623,059)	484
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(297)	(22,625)	(22,441)	(42)
					(1,124,760)	(29,545,486)	(25,867,011)	3,362,572
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,070)	(1,516,908)	(1,446,782)	61,029

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,174)	$(3,965,877)	$(3,965,142)	$(37,281)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/23/30	(7,986)	(488,523)	(497,767)	(13,935)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(7,025)	(477,138)	(481,564)	(11,642)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,115)	(735,238)	(724,853)	3,330
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(30,806)	(2,847,634)	(2,770,076)	50,259
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,075)	(581,091)	(517,527)	54,455
					(93,251)	(10,612,409)	(10,403,711)	106,215
Energy
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(101,967)	(2,564,848)	(2,653,181)	(156,592)
Atlas Energy Solutions, Inc.	USFF -0.590%	Weekly	MS	01/12/29	(93,694)	(1,462,090)	(882,597)	508,702
BW LPG Ltd. (Singapore)	USFF -1.390%	Weekly	MS	01/17/30	(52,681)	(657,683)	(690,121)	(75,133)
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(115,504)	(3,708,006)	(3,909,810)	(301,574)
Chevron Corp.	USFF -0.250%	Weekly	MS	07/23/30	(44,535)	(6,833,665)	(6,787,579)	(55,961)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(53,843)	(4,852,046)	(4,765,644)	28,342
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,404)	(583,002)	(589,673)	(23,873)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/11/28	(24,106)	(228,881)	(202,249)	18,672
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,810)	(649,438)	(498,585)	140,334
Denison Mines Corp. (Canada)	USFF -0.285%	Weekly	MS	07/23/30	(709,254)	(1,922,559)	(1,886,616)	17,509
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,705)	(1,138,535)	(1,007,963)	98,334
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/17/30	(18,670)	(538,441)	(454,428)	54,732
Energy Fuels, Inc. (Canada)	USFF -0.690%	Weekly	MS	07/23/30	(11,321)	(164,945)	(164,607)	(1,253)
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(50,622)	(5,417,070)	(5,315,816)	49,662
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(40,857)	(1,086,317)	(1,146,039)	(72,414)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(135,386)	(2,740,108)	(3,882,870)	(1,222,921)
Kinetik Holdings, Inc.	USFF -1.490%	Weekly	MS	01/07/27	(18,085)	(687,449)	(651,964)	(157,270)
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(96,943)	(1,848,727)	(1,789,568)	9,549
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/23/30	(39,652)	(7,512,134)	(6,448,605)	955,794
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/18/30	(21,467)	(1,012,677)	(911,059)	82,057

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(36,394)	$(318,114)	$(334,825)	$(19,769)
NextDecade Corp.	USFF -0.540%	Weekly	MS	01/12/29	(431,816)	(2,926,826)	(2,275,670)	623,097
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/23/30	(136,776)	(466,645)	(470,509)	(21,166)
Northern Oil & Gas, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(14,777)	(328,204)	(317,262)	1,137
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,601)	(1,555,660)	(1,220,173)	202,768
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	07/23/30	(69,560)	(2,050,697)	(2,065,932)	(37,154)
ProFrac Holding Corp., Class A	USFF -0.790%	Weekly	MS	07/23/30	(128)	(499)	(498)	(13)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(75,276)	(778,573)	(715,875)	54,546
Sable Offshore Corp.	USFF -0.890%	Weekly	MS	07/23/30	(22,979)	(200,067)	(207,271)	(9,131)
Seadrill Ltd. (Bermuda)	USFF -0.640%	Weekly	MS	01/17/30	(25,153)	(779,767)	(870,294)	(98,009)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(154,513)	(1,470,438)	(1,625,477)	(186,994)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(23,525)	(250,252)	(183,730)	38,925
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	07/23/30	(47,295)	(1,785,097)	(1,815,182)	(56,312)
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(130,589)	(3,159,283)	(2,442,014)	634,128
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(171,491)	(1,399,835)	(1,606,871)	(220,461)
Venture Global, Inc., Class A	USFF -4.340%	Weekly	MS	07/23/30	(100,942)	(654,644)	(688,424)	(40,148)
					(3,132,321)	(63,733,222)	(61,478,981)	762,140
Financial Services
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(966)	(562,186)	(554,223)	2,566
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(84,439)	(1,210,777)	(1,165,258)	33,906
S&P Global, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,530)	(1,861,933)	(1,844,743)	(663)
Shift4 Payments, Inc., Class A	USFF -2.190%	Weekly	MS	07/23/30	(9,860)	(696,479)	(620,884)	69,913
					(98,795)	(4,331,375)	(4,185,108)	105,722
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(58,769)	(5,273,413)	(5,235,143)	(65,571)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(13,498)	(622,106)	(617,399)	(1,264)
Conagra Brands, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(43,580)	(758,353)	(754,370)	(345)
General Mills, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,303)	(716,473)	(711,589)	(1,992)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/23/30	(88,648)	(2,122,409)	(2,100,958)	1,102
Ingredion, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(65)	(7,189)	(7,167)	(56)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(4,135)	(464,873)	(404,444)	59,972

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	07/23/30	(4,078)	$(279,247)	$(277,753)	$(1,191)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(41,083)	(4,095,398)	(4,069,271)	(13,130)
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(329,963)	(7,834,500)	(5,394,895)	2,323,956
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(995)	(20,074)	(19,980)	(108)
Turning Point Brands, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(49)	(5,313)	(5,312)	(59)
Universal Corp.	USFF -0.250%	Weekly	MS	07/23/30	(6,208)	(344,992)	(327,472)	8,882
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(66,285)	(849,777)	(688,038)	144,165
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/23/30	(4,394)	(187,841)	(232,926)	(52,481)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(21,454)	(801,235)	(685,241)	108,307
					(698,507)	(24,383,193)	(21,531,958)	2,510,187
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(97,775)	(4,124,052)	(1,387,427)	2,697,092
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,211)	(847,101)	(724,725)	114,248
Bausch + Lomb Corp. (Canada)	USFF -0.740%	Weekly	MS	01/17/30	(60,131)	(831,789)	(1,027,037)	(203,987)
Baxter International, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(40,452)	(776,333)	(773,038)	(4,286)
Centene Corp.	USFF -0.250%	Weekly	MS	07/23/30	(23,893)	(906,903)	(983,197)	(84,994)
Claritev Corp.	USFF -0.940%	Weekly	MS	07/23/30	(3,130)	(153,894)	(133,808)	18,602
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(393,281)	(4,823,629)	(4,495,202)	199,207
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,993)	(884,610)	(479,334)	397,824
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(37,736)	(318,194)	(102,265)	221,963
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,369)	(1,327,669)	(1,463,909)	(150,337)
Hims & Hers Health, Inc.	USFF -0.490%	Weekly	MS	07/23/30	(30,653)	(1,404,006)	(995,303)	395,238
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,299)	(1,310,768)	(949,877)	348,112
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/23/30	(15,235)	(1,405,754)	(1,194,881)	197,392
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(147,116)	(3,176,371)	(1,827,181)	1,318,935
iRadimed Corp.	USFF -0.250%	Weekly	MS	07/23/30	(70)	(6,815)	(6,810)	(70)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(66,081)	(3,965,886)	(4,397,691)	(469,821)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,994)	(2,593,879)	(2,775,599)	(206,588)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(78,183)	(1,273,119)	(546,499)	731,379
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(88,827)	(762,633)	(1,044,606)	(294,181)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(223,764)	$(3,770,570)	$(2,893,269)	$839,995
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(132,246)	(3,968,268)	(4,213,358)	(283,129)
Penumbra, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,769)	(868,859)	(860,910)	(387)
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(52,504)	(1,113,366)	(888,368)	214,319
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(22,644)	(875,319)	(712,380)	154,540
Pulse Biosciences, Inc.	USFF -4.990%	Weekly	MS	07/23/30	(101)	(1,383)	(1,387)	(26)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,848)	(82,716)	(81,339)	575
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(76,009)	(2,354,757)	(1,174,339)	1,162,190
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(151,269)	(1,457,332)	(1,058,883)	384,473
Teleflex, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(41,967)	(4,847,116)	(5,121,653)	(325,079)
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	07/23/30	(2,018)	(431,610)	(401,017)	26,894
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,612)	(505,768)	(516,331)	(16,186)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(20,324)	(1,900,500)	(1,827,534)	48,877
					(1,910,504)	(53,070,969)	(45,059,157)	7,432,784
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,718)	(759,379)	(259,762)	492,330
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(54,184)	(1,483,713)	(923,837)	522,681
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,793)	(1,542,737)	(1,048,820)	479,123
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(21,096)	(394,287)	(419,599)	(30,905)
Oddity Tech Ltd., Class A (Israel)	USFF -0.250%	Weekly	MS	07/23/30	(17,764)	(777,041)	(713,758)	56,136
Olaplex Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,872)	(20,010)	(22,608)	(2,799)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,877)	(1,618,539)	(1,292,493)	274,811
					(155,304)	(6,595,706)	(4,680,877)	1,791,377
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(88)	(28,660)	(21,738)	6,165
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/23/30	(227,005)	(1,936,304)	(1,893,222)	(36,581)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,830)	(1,887,708)	(1,930,627)	(61,460)
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(33,654)	(1,817,358)	(1,974,480)	(190,126)
Avient Corp.	USFF -0.250%	Weekly	MS	07/23/30	(37,115)	(1,121,323)	(1,159,473)	(56,873)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -1.440%	Weekly	MS	07/23/30	(86,406)	(471,496)	(536,581)	(69,613)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/23/30	(75,429)	$(2,356,999)	$(2,437,111)	$(102,710)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,519)	(141,372)	(64,223)	70,759
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/23/30	(13,812)	(424,683)	(541,154)	(120,551)
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(123,053)	(1,580,428)	(1,634,144)	(69,162)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(108,726)	(4,557,362)	(2,542,014)	1,728,269
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,329)	(943,427)	(894,718)	37,957
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	07/23/30	(12,222)	(832,412)	(780,130)	24,282
Ecolab, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,064)	(1,340,162)	(1,329,401)	(4,901)
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(53,470)	(486,088)	(520,263)	(39,441)
ERO Copper Corp. (Canada)	USFF -0.690%	Weekly	MS	07/23/30	(19,923)	(341,982)	(563,622)	(226,458)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(44,246)	(540,491)	(737,138)	(204,498)
FMC Corp.	USFF -0.250%	Weekly	MS	01/17/30	(20,053)	(819,523)	(278,135)	509,496
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(69,442)	(1,684,222)	(1,045,797)	601,293
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,411)	(659,245)	(626,627)	24,698
Hudbay Minerals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(71,346)	(1,299,399)	(1,416,218)	(129,271)
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,546)	(1,551,459)	(1,496,051)	31,397
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(40,648)	(2,031,054)	(1,601,125)	368,554
James Hardie Industries PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(40,448)	(759,243)	(839,296)	(87,338)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,622)	(425,415)	(645,743)	(231,597)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,558)	(1,850,979)	(1,516,605)	316,626
Lithium Americas Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(318,547)	(1,619,710)	(1,388,865)	215,313
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/23/30	(10,386)	(819,163)	(838,773)	(28,666)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(534)	(333,712)	(332,500)	(2,439)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(29,655)	(1,052,098)	(1,177,897)	(143,836)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(25,996)	(899,542)	(626,244)	258,694
MP Materials Corp.	USFF -0.250%	Weekly	MS	07/23/30	(6,832)	(390,676)	(345,153)	41,770
Olin Corp.	USFF -0.250%	Weekly	MS	07/23/30	(87,030)	(1,743,588)	(1,812,835)	(102,829)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(155,910)	(1,709,465)	(2,100,108)	(414,546)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	07/23/30	(8,396)	(1,684,644)	(1,731,507)	(71,914)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/23/30	(5,218)	(697,901)	(716,484)	(27,447)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(125,561)	$(2,905,100)	$(2,260,098)	$617,152
Reliance, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,062)	(575,582)	(595,650)	(27,943)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(23,284)	(4,402,740)	(5,175,800)	(840,625)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(45,036)	(2,248,202)	(1,818,103)	387,676
Skeena Resources Ltd. (Canada)	USFF -0.540%	Weekly	MS	07/23/30	(19,324)	(331,814)	(458,559)	(131,444)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(10,879)	(516,622)	(474,760)	18,204
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/05/26	(10,203)	(452,946)	(491,274)	(45,061)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(279,267)	(757,897)	(1,580,651)	(841,040)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(26,074)	(1,138,778)	(1,248,684)	(125,680)
TMC the metals Co., Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(10,340)	(64,315)	(63,798)	(108)
Triple Flag Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(20,248)	(626,562)	(672,639)	(53,277)
Tronox Holdings PLC (United Kingdom)	USFF -0.261%	Weekly	MS	01/12/29	(128,887)	(1,088,473)	(537,459)	511,251
United States Antimony Corp.	USFF -0.250%	Weekly	MS	07/23/30	(153,014)	(961,231)	(768,130)	183,879
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,720)	(561,946)	(680,672)	(136,763)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(4,318)	(310,399)	(263,873)	40,910
Westlake Corp.	USFF -0.250%	Weekly	MS	01/17/30	(32,511)	(2,440,641)	(2,403,863)	(22,763)
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(9,008)	(1,071,390)	(1,058,620)	2,493
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,865)	(378,255)	(410,766)	(38,241)
					(2,723,070)	(63,672,186)	(61,059,401)	1,311,636
Media & Entertainment
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,767)	(851,892)	(1,170,373)	(326,654)
fuboTV, Inc., Class A	USFF -0.268%	Weekly	MS	01/17/30	(168,638)	(633,422)	(424,968)	202,374
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,714)	(367,871)	(212,768)	151,568
IAC, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,501)	(258,444)	(254,189)	1,769
Ibotta, Inc., Class A	USFF -0.540%	Weekly	MS	01/17/30	(26,579)	(1,026,563)	(604,141)	412,828
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,754)	(2,106,256)	(1,959,945)	126,116
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(14,713)	(3,070,701)	(3,805,517)	(774,721)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(182)	(37,292)	(36,955)	(29)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(10,850)	(968,491)	(879,175)	80,025
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/23/30	(10,343)	(297,851)	(306,463)	(13,242)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Sirius XM Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,468)	$(363,050)	$(329,278)	$29,462
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(36,088)	(324,563)	(291,230)	32,576
Taboola.com Ltd. (Israel)	USFF -1.140%	Weekly	MS	07/23/30	(5,965)	(27,253)	(27,499)	(516)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,215)	(1,884,833)	(1,925,935)	(64,159)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/23/30	(47,048)	(2,038,150)	(1,785,942)	232,666
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(46,813)	(1,301,973)	(1,349,151)	(79,442)
Webtoon Entertainment, Inc.	USFF -2.640%	Weekly	MS	07/23/30	(17,976)	(237,703)	(234,227)	1,188
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(49,212)	(583,497)	(500,486)	77,409
					(506,826)	(16,379,805)	(16,098,242)	89,218
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.770%	Weekly	MS	07/11/28	(286,205)	(1,012,454)	(978,821)	23,921
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(113,056)	(1,873,241)	(2,062,141)	(209,054)
Arcellx, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(59)	(3,809)	(3,847)	(83)
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(11,159)	(298,801)	(125,985)	169,943
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,553)	(330,747)	(330,015)	(2,447)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,339)	(323,537)	(255,177)	64,041
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,382)	(572,355)	(394,876)	169,904
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(24,825)	(2,142,200)	(863,910)	1,257,751
CorMedix, Inc.	USFF -0.840%	Weekly	MS	07/23/30	(3,638)	(45,095)	(42,310)	2,343
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,178)	(642,157)	(613,436)	22,557
CytomX Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,379)	(44,232)	(44,215)	(416)
Danaher Corp.	USFF -0.250%	Weekly	MS	07/23/30	(2,722)	(617,420)	(623,120)	(12,494)
Disc Medicine, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(381)	(29,921)	(30,255)	(630)
Dyne Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,194)	(218,821)	(218,955)	(2,240)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/23/30	(675)	(726,837)	(725,409)	(5,547)
EyePoint, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(50,924)	(674,771)	(930,381)	(263,876)
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(17,359)	(181,144)	(299,443)	(123,271)
Geron Corp.	USFF -0.250%	Weekly	MS	07/23/30	(2,559)	(3,395)	(3,378)	(25)
ImmunityBio, Inc.	USFF -4.249%	Weekly	MS	07/23/30	(1,970)	(3,870)	(3,901)	(77)
Krystal Biotech, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(346)	(85,805)	(85,303)	(330)
LENZ Therapeutics, Inc.	USFF -0.940%	Weekly	MS	07/23/30	(17,115)	(486,156)	(273,840)	207,647

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(74,868)	$(733,535)	$(908,898)	$(182,402)
Organon & Co.	USFF -0.250%	Weekly	MS	07/23/30	(88,777)	(943,805)	(636,531)	296,444
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(32,279)	(793,222)	(835,381)	(49,769)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(112,459)	(1,538,249)	(1,565,429)	(59,503)
Personalis, Inc.	USFF -0.690%	Weekly	MS	07/23/30	(16,329)	(145,277)	(129,979)	13,897
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(5,507)	(216,806)	(205,742)	8,977
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(30,209)	(2,025,368)	(2,638,454)	(670,646)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	07/23/30	(20,914)	(957,386)	(940,503)	7,310
Recursion Pharmaceuticals, Inc., Class A	USFF -1.012%	Weekly	MS	07/23/30	(9,732)	(39,826)	(39,804)	(369)
Repligen Corp.	USFF -0.250%	Weekly	MS	07/23/30	(7,216)	(1,220,122)	(1,182,414)	26,006
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,001)	(891,610)	(967,597)	(85,254)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(51,305)	(3,058,117)	(1,104,084)	1,924,717
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(35,495)	(1,034,166)	(1,126,611)	(102,366)
Summit Therapeutics, Inc.	USFF -0.840%	Weekly	MS	07/23/30	(504)	(8,785)	(8,815)	(124)
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(50,584)	(2,385,068)	(2,514,025)	(151,824)
Tempus AI, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,746)	(1,233,434)	(988,851)	232,752
TG Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(124)	(3,681)	(3,696)	(60)
Twist Bioscience Corp.	USFF -0.250%	Weekly	MS	07/23/30	(89)	(2,824)	(2,823)	(35)
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,342)	(579,084)	(444,866)	128,659
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,535)	(350,341)	(301,525)	45,449
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,275)	(1,047,291)	(1,031,394)	5,851
Viatris, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(194,993)	(2,106,575)	(2,427,663)	(374,203)
Waters Corp.	USFF -0.250%	Weekly	MS	07/23/30	(1,019)	(361,003)	(387,047)	(31,409)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(58)	(23,098)	(15,958)	18,308
					(1,373,378)	(32,015,441)	(29,316,808)	2,298,023
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(59,176)	(1,869,751)	(2,334,493)	(482,670)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Aehr Test Systems	USFF -1.240%	Weekly	MS	07/23/30	(25,529)	$(616,201)	$(515,431)	$95,144
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/23/30	(6,974)	(496,680)	(494,038)	(2,128)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,711)	(347,843)	(304,430)	41,759
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,125)	(296,893)	(212,339)	82,850
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(59,999)	(1,975,770)	(1,922,968)	33,858
FormFactor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,384)	(365,992)	(635,000)	(288,700)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,292)	(1,045,455)	(970,064)	43,346
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/23/30	(15,034)	(977,262)	(1,106,202)	(138,639)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,368)	(490,634)	(576,871)	(107,129)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(49,707)	(3,311,975)	(3,167,330)	116,757
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,358)	(301,665)	(214,374)	84,391
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,049)	(148,060)	(144,048)	2,583
Penguin Solutions, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,249)	(214,082)	(200,470)	11,551
Photronics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,006)	(67,116)	(64,192)	2,272
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(33,886)	(1,231,564)	(1,204,308)	14,774
Rigetti Computing, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(155,303)	(3,615,988)	(3,439,961)	141,363
SkyWater Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,317)	(24,893)	(23,917)	728
Wolfspeed, Inc.	USFF -1.790%	Weekly	MS	07/23/30	(81,587)	(1,519,931)	(1,420,430)	84,926
					(560,054)	(18,917,755)	(18,950,866)	(262,964)
Software & Services
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,357)	(126,173)	(126,908)	(1,954)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(24,474)	(1,993,110)	(2,135,356)	(165,107)
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(22,896)	(552,497)	(528,211)	18,568
Applied Digital Corp.	USFF -0.250%	Weekly	MS	07/23/30	(26,367)	(615,291)	(646,519)	(37,134)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(18,257)	(1,024,215)	(1,009,430)	4,960
Blend Labs, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(218,309)	(696,285)	(663,659)	25,944
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(53,706)	(921,915)	(723,957)	189,497
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(82,895)	(1,735,553)	(1,999,427)	(280,516)
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,422)	(562,046)	(554,342)	2,309
Core Scientific, Inc.	USFF -0.640%	Weekly	MS	01/17/30	(70,162)	(889,942)	(1,021,559)	(140,155)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(45,635)	$(4,454,440)	$(3,267,922)	$1,143,819
Daily Journal Corp.	USFF -0.590%	Weekly	MS	07/23/30	(1,224)	(633,099)	(596,480)	30,542
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(26,775)	(1,263,173)	(1,288,413)	(37,355)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(184,345)	(1,976,491)	(2,108,907)	(151,367)
D-Wave Quantum, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(36,279)	(849,374)	(948,696)	(107,471)
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/23/30	(51,091)	(718,798)	(748,483)	(37,444)
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	07/23/30	(37,853)	(2,779,880)	(2,855,630)	(102,400)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/23/30	(533)	(991,469)	(901,100)	84,113
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(69,799)	(2,806,034)	(1,399,470)	1,381,242
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(31,743)	(1,279,585)	(1,191,315)	75,998
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	01/17/30	(47,844)	(3,936,617)	(3,127,562)	766,277
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(40,910)	(352,762)	(369,417)	(20,990)
Hive Digital Technologies Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(804,530)	(2,529,563)	(2,075,687)	433,225
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,129)	(93,033)	(79,738)	13,020
Karooooo Ltd. (Singapore)	USFF -2.190%	Weekly	MS	07/23/30	(546)	(25,141)	(24,843)	47
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,516)	(144,987)	(114,165)	31,964
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(55,166)	(1,459,060)	(666,405)	779,205
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/23/30	(10,321)	(441,576)	(374,446)	62,899
Quantum Computing, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(95,583)	(1,393,539)	(980,682)	399,493
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(62,681)	(1,060,562)	(952,751)	97,637
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(68,081)	(636,269)	(809,483)	(179,873)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(36,232)	(800,812)	(543,480)	249,538
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(7,859)	(1,323,564)	(1,265,063)	53,287
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(5,207)	(1,147,241)	(1,142,208)	(5,970)
SoundHound AI, Inc., Class A	USFF -0.790%	Weekly	MS	07/23/30	(100,064)	(1,193,204)	(997,638)	184,122
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,688)	(1,743,734)	(1,487,401)	239,612
Synopsys, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(17,384)	(7,933,677)	(8,165,612)	(307,978)
Terawulf, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(92,501)	(1,123,606)	(1,062,836)	49,992
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(127,028)	(4,237,934)	(4,166,518)	30,792

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(156,744)	$(4,749,377)	$(3,130,178)	$1,577,476
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,607)	(3,886,184)	(3,735,246)	113,685
					(2,785,743)	(67,081,812)	(59,987,143)	6,463,549
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(17,476)	(153,467)	(151,866)	120
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(158,917)	(2,291,786)	(2,110,418)	159,396
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(47,139)	(1,112,334)	(1,643,266)	(541,601)
Arlo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(42,856)	(597,264)	(599,555)	(8,024)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(23,557)	(2,638,795)	(2,595,510)	17,987
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,373)	(211,858)	(210,254)	(1,982)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	01/17/30	(11,698)	(1,442,054)	(1,984,332)	(556,976)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/23/30	(5,169)	(716,471)	(954,042)	(244,447)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(6,771)	(433,264)	(318,711)	110,214
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	07/23/30	(6,272)	(2,833,100)	(2,855,516)	(94,092)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(893)	(12,391)	(8,832)	4,320
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,653)	(855,852)	(542,020)	305,620
IonQ, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(23,263)	(973,182)	(1,043,811)	(79,965)
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(8,604)	(699,552)	(616,046)	77,480
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,617)	(620,165)	(619,828)	(5,616)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,640)	(520,435)	(481,769)	33,669
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(8,723)	(1,104,531)	(1,037,950)	55,987
Plexus Corp.	USFF -0.250%	Weekly	MS	07/23/30	(3,228)	(474,622)	(474,516)	(5,152)
Powerfleet, Inc. NJ	USFF -0.250%	Weekly	MS	07/23/30	(4,525)	(24,523)	(24,073)	206
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(40,633)	(2,803,273)	(2,722,817)	53,581
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(209,258)	(3,780,012)	(3,032,148)	639,377
Vontier Corp.	USFF -0.250%	Weekly	MS	07/23/30	(7,498)	(283,210)	(278,776)	1,710
					(658,763)	(24,582,141)	(24,306,056)	(78,188)
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,995)	(428,462)	(321,452)	(34,991)
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(81,174)	(1,882,893)	(1,933,565)	(93,219)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(81,866)	(2,952,199)	(1,765,031)	1,120,723

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(59,358)	$(2,198,952)	$(2,259,759)	$(83,805)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	01/05/26	(38,166)	(695,061)	(441,199)	208,269
					(266,559)	(8,157,567)	(6,721,006)	1,116,977
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,294)	(949,201)	(869,888)	72,088
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(29,163)	(2,712,068)	(2,163,603)	511,444
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(12,240)	(875,276)	(901,231)	(39,668)
Frontier Group Holdings, Inc.	USFF -0.264%	Weekly	MS	07/16/29	(129,492)	(718,330)	(609,907)	101,529
Hertz Global Holdings, Inc.	USFF -0.990%	Weekly	MS	01/17/30	(30,706)	(212,406)	(157,829)	52,532
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(28,227)	(1,053,702)	(1,202,752)	(162,125)
JetBlue Airways Corp.	USFF -0.256%	Weekly	MS	07/16/29	(94,708)	(470,482)	(430,921)	35,042
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(77,326)	(3,459,499)	(4,042,603)	(630,225)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(82,990)	(2,205,983)	(1,048,994)	1,145,963
Ryder System, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,681)	(1,364,107)	(1,470,067)	(120,419)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,283)	(1,111,462)	(745,445)	355,356
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/23/30	(73,445)	(2,451,923)	(3,035,482)	(620,080)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,902)	(634,222)	(659,962)	(31,828)
					(591,457)	(18,218,661)	(17,338,684)	669,609
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(128,034)	(2,084,918)	(1,836,008)	93,565
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,537)	(646,379)	(637,336)	(24,789)
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(16,300)	(554,621)	(624,942)	(85,843)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(32,558)	(1,570,862)	(1,410,738)	109,752
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,018)	(956,822)	(1,000,326)	(72,656)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/23/30	(32,282)	(985,522)	(1,073,699)	(120,001)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(51,032)	(3,109,070)	(2,989,965)	48,275
Edison International	USFF -0.250%	Weekly	MS	07/23/30	(821)	(49,415)	(49,276)	(344)
Emera, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(30)	(1,479)	(1,477)	(21)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(20,192)	(1,055,762)	(989,206)	28,071
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,239)	(973,452)	(1,042,728)	(104,738)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	07/23/30	(5,105)	$(264,861)	$(257,394)	$4,277
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/23/30	(24,021)	(1,126,522)	(1,107,849)	(9,538)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(55,909)	(4,589,039)	(4,488,375)	12,321
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(32,925)	(1,364,265)	(1,374,948)	(33,408)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(34,966)	(1,564,222)	(1,634,311)	(183,419)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(13,551)	(886,428)	(874,582)	(5,790)
Oklo, Inc.	USFF -0.540%	Weekly	MS	07/23/30	(12,298)	(989,293)	(882,504)	97,299
PPL Corp.	USFF -0.250%	Weekly	MS	07/23/30	(43,302)	(1,596,260)	(1,516,436)	49,687
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(12,058)	(1,018,296)	(1,064,601)	(97,339)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(28,429)	(2,120,663)	(2,274,889)	(210,696)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(21,396)	(1,655,698)	(1,769,449)	(169,354)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(128,416)	(1,575,531)	(1,623,178)	(75,820)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,343)	(1,154,024)	(1,197,796)	(73,225)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,738)	(1,000,265)	(1,014,689)	(45,496)
					(760,500)	(32,893,669)	(32,736,702)	(869,230)

Total Reference Entity — Short						(637,549,114)	(596,766,328)	31,068,231
Net Value of Reference Entity						$(358,674,657)	$(271,235,890)	$88,854,438

*	Includes $1,415,671 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $88,854,438, which are considered Level 2 as of and for the period ended December 31, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 31.3%
Automobiles & Components — 0.3%
American Axle & Manufacturing Holdings, Inc.*	2,922	$ 18,730
Aptiv PLC (Jersey)*	517	39,339
BorgWarner, Inc.	1,125	50,692
Dana, Inc.	6,560	155,866
Ford Motor Co.	35,863	470,523
Garrett Motion, Inc.	772	13,456
General Motors Co.	1,922	156,297
Harley-Davidson, Inc.	1,020	20,900
Magna International, Inc. (Canada)	584	31,127
Phinia, Inc.	1,280	80,243
Solid Power, Inc.*	13,227	56,215
Visteon Corp.	1,784	169,658
		1,263,046
Capital Goods — 4.3%
A. O. Smith Corp.	447	29,895
Advanced Drainage Systems, Inc.	3,531	511,395
AECOM	195	18,589
AGCO Corp.	59	6,155
Allegion PLC (Ireland)	237	37,735
AMETEK, Inc.	918	188,475
Astronics Corp.*	2,127	115,368
ATI, Inc.*	1,803	206,912
Bloom Energy Corp., Class A*	1,439	125,035
Blue Bird Corp.*	1,241	58,327
BWX Technologies, Inc.	176	30,420
Caterpillar, Inc.	40	22,915
Comfort Systems USA, Inc.	49	45,731
Crane Co.	1,438	265,210
Cummins, Inc.	138	70,442
Deere & Co.	174	81,009
DNOW, Inc.*	1,011	13,396
Donaldson Co., Inc.	720	63,835
Dycom Industries, Inc.*	1,159	391,626
Eaton Corp. PLC (Ireland)	57	18,155
EMCOR Group, Inc.	209	127,864
Emerson Electric Co.	137	18,183
Enerpac Tool Group Corp.	437	16,711
ESCO Technologies, Inc.	1,163	227,239
Fastenal Co.	2,875	115,374
Federal Signal Corp.	420	45,608
Flowserve Corp.	537	37,257
Fluor Corp.*	1,344	53,263
Fortive Corp.	4,651	256,782
GE Vernova, Inc.	171	111,760
General Dynamics Corp.	1,477	497,247
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.	80	$ 24,642
Graco, Inc.	1,414	115,906
Griffon Corp.	1,186	87,349
Hayward Holdings, Inc.*	24,131	372,824
HEICO Corp.	517	167,296
Helios Technologies, Inc.	320	17,117
Hexcel Corp.	560	41,384
Honeywell International, Inc.	1,232	240,351
Howmet Aerospace, Inc.	554	113,581
Hubbell, Inc.	616	273,572
Huntington Ingalls Industries, Inc.	272	92,499
IDEX Corp.	977	173,847
IES Holdings, Inc.*	195	75,859
Illinois Tool Works, Inc.	633	155,908
ITT, Inc.	2,601	451,300
Johnson Controls International PLC (Ireland)	1,975	236,506
L3Harris Technologies, Inc.	385	113,024
Lindsay Corp.	260	30,646
Mercury Systems, Inc.*	2,879	210,196
Microvast Holdings, Inc.*	54,027	151,276
Mueller Industries, Inc.	923	105,960
Mueller Water Products, Inc., Class A	984	23,439
MYR Group, Inc.*	1,707	372,979
Nextpower, Inc., Class A*	19	1,655
Nordson Corp.	1,955	470,041
Northrop Grumman Corp.	1,229	700,788
nVent Electric PLC (Ireland)	5,868	598,360
Oshkosh Corp.	256	32,161
Otis Worldwide Corp.	4,336	378,750
Owens Corning	390	43,645
Pentair PLC (Ireland)	3,046	317,210
Primoris Services Corp.	26	3,228
Regal Rexnord Corp.	2,302	323,017
REV Group, Inc.	8,199	498,581
Rockwell Automation, Inc.	2,062	802,262
RTX Corp.	2,258	414,117
Rush Enterprises, Inc., Class A	1,606	86,628
Sensata Technologies Holding PLC (United Kingdom)	6,474	215,519
Simpson Manufacturing Co., Inc.	41	6,620
SiteOne Landscape Supply, Inc.*	3,360	418,522
Snap-on, Inc.	146	50,312
SPX Technologies, Inc.*	144	28,809
Stantec, Inc. (Canada)	1,176	110,967

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sterling Infrastructure, Inc.*	974	$ 298,268
Textron, Inc.	3,859	336,389
Toro Co. (The)	1,736	136,658
Tutor Perini Corp.	12,770	855,845
V2X, Inc.*	482	26,293
Vertiv Holdings Co., Class A	6,106	989,233
Vicor Corp.*	1,298	142,261
VSE Corp.	1,863	321,871
Woodward, Inc.	1,676	506,688
Worthington Enterprises, Inc.	55	2,836
WW Grainger, Inc.	55	55,498
Xylem, Inc.	7,356	1,001,740
Zurn Elkay Water Solutions Corp.	3,216	149,512
		17,779,658
Commercial & Professional Services — 1.2%
Amentum Holdings, Inc.*	7,186	208,394
Brink's Co. (The)	224	26,148
Broadridge Financial Solutions, Inc.	700	156,219
CACI International, Inc., Class A*	23	12,255
Copart, Inc.*	15,046	589,051
CRA International, Inc.	198	39,738
CSG Systems International, Inc.	2,350	180,221
Exponent, Inc.	237	16,462
GFL Environmental, Inc. (Canada)	1,021	43,852
Healthcare Services Group, Inc.*	7,673	146,708
Jacobs Solutions, Inc.	316	41,857
KBR, Inc.	5,393	216,799
Korn Ferry	252	16,637
Leidos Holdings, Inc.	1,036	186,894
Montrose Environmental Group, Inc.*	2,375	58,971
Paychex, Inc.	5,354	600,612
Pitney Bowes, Inc.	2,615	27,641
Planet Labs PBC*	14,349	282,962
Republic Services, Inc.	1,793	379,990
Rollins, Inc.	566	33,971
Tetra Tech, Inc.	4,911	164,715
Thomson Reuters Corp. (Canada)	2,177	287,125
UniFirst Corp.	79	15,239
Upwork, Inc.*	14,775	292,840
Veralto Corp.	4,772	476,150
Verisk Analytics, Inc.	1,005	224,808
Willdan Group, Inc.*	4,060	420,860
		5,147,119
Consumer Discretionary Distribution & Retail — 1.6%
Advance Auto Parts, Inc.	3,536	138,965
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Amazon.com, Inc.*	1,801	$ 415,707
AutoNation, Inc.*	125	25,810
AutoZone, Inc.*	37	125,486
Bath & Body Works, Inc.	2,679	53,794
Best Buy Co., Inc.	87	5,823
Buckle, Inc. (The)	471	25,161
CarMax, Inc.*	4,066	157,110
Chewy, Inc., Class A*	5,922	195,722
Dillard's, Inc., Class A	32	19,403
eBay, Inc.	6,492	565,453
GigaCloud Technology, Inc., Class A (Cayman Islands)*	1,504	59,077
Gold.com, Inc.	386	13,143
Groupon, Inc.*	4,089	72,007
Home Depot, Inc. (The)	734	252,569
Kohl's Corp.	23,038	470,206
Lithia Motors, Inc.	377	125,288
Lowe's Cos., Inc.	1,626	392,126
Macy's, Inc.	6,414	141,429
National Vision Holdings, Inc.*	282	7,281
O'Reilly Automotive, Inc.*	2,268	206,864
Penske Automotive Group, Inc.	333	52,711
Petco Health & Wellness Co., Inc.*	32,447	91,176
Pool Corp.	408	93,330
RealReal, Inc. (The)*	9,795	154,565
Ross Stores, Inc.	2,397	431,796
Sally Beauty Holdings, Inc.*	6,673	95,157
Signet Jewelers Ltd. (Bermuda)	3,636	301,352
Sonic Automotive, Inc., Class A	1,803	111,534
Stitch Fix, Inc., Class A*	8,497	44,609
ThredUp, Inc., Class A*	10,807	69,057
TJX Cos., Inc. (The)	3,468	532,719
Tractor Supply Co.	10,491	524,655
Ulta Beauty, Inc.*	166	100,432
Urban Outfitters, Inc.*	159	11,966
Wayfair, Inc., Class A*	4,661	468,011
Winmark Corp.	112	45,353
		6,596,847
Consumer Durables & Apparel — 0.6%
BRP, Inc., sub-voting shares (Canada)	766	54,202
Brunswick Corp.	813	60,357
Deckers Outdoor Corp.*	1,123	116,421
DR Horton, Inc.	201	28,950
Garmin Ltd. (Switzerland)	308	62,478
Gildan Activewear, Inc. (Canada)	434	27,108

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Hasbro, Inc.	314	$ 25,748
Installed Building Products, Inc.	134	34,758
La-Z-Boy, Inc.	327	12,187
Leggett & Platt, Inc.	15,930	175,230
Levi Strauss & Co., Class A	1,682	34,885
Lululemon Athletica, Inc.*	1,493	310,260
NVR, Inc.*	40	291,711
Peloton Interactive, Inc., Class A*	111,843	688,953
Polaris, Inc.	1,991	125,931
Somnigroup International, Inc.	1,068	95,351
Sonos, Inc.*	11,913	209,192
Topgolf Callaway Brands Corp.*	9,818	114,576
		2,468,298
Consumer Services — 1.1%
ADT, Inc.	479	3,866
BJ's Restaurants, Inc.*	107	4,216
Bright Horizons Family Solutions, Inc.*	2,010	203,814
Choice Hotels International, Inc.	1,240	118,122
Churchill Downs, Inc.	44	5,006
Darden Restaurants, Inc.	493	90,722
Driven Brands Holdings, Inc.*	2,431	36,027
Expedia Group, Inc.	1,398	396,067
Hilton Worldwide Holdings, Inc.	68	19,533
Las Vegas Sands Corp.	7,561	492,146
Marriott International, Inc., Class A	831	257,810
McDonald's Corp.	1,282	391,818
Monarch Casino & Resort, Inc.	414	39,620
Rush Street Interactive, Inc.*	3,373	65,537
Shake Shack, Inc., Class A*	2,279	184,986
Strategic Education, Inc.	1,189	95,358
Vail Resorts, Inc.	2,948	391,494
Viking Holdings Ltd. (Bermuda)*	2,219	158,459
Wingstop, Inc.	2,381	567,845
Wynn Resorts Ltd.	3,082	370,857
Yum! Brands, Inc.	4,029	609,507
		4,502,810
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	476	410,474
Dollar General Corp.	2,713	360,205
Dollar Tree, Inc.*	1,436	176,642
Kroger Co. (The)	10,005	625,113
Sysco Corp.	3,973	292,770
Target Corp.	5,063	494,908
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
United Natural Foods, Inc.*	11,073	$ 372,828
Walmart, Inc.	6,822	760,039
		3,492,979
Energy — 1.8%
Antero Midstream Corp.	8,555	152,193
APA Corp.	3,592	87,860
Baker Hughes Co.	552	25,138
Borr Drilling Ltd. (Bermuda)	5,397	21,750
California Resources Corp.	1,074	48,018
Cenovus Energy, Inc. (Canada)	15,224	257,590
Centrus Energy Corp., Class A*	56	13,595
Cheniere Energy, Inc.	212	41,211
Civitas Resources, Inc.	2,646	71,680
CNX Resources Corp.*	2,471	90,859
CVR Energy, Inc.*	1,613	41,035
Devon Energy Corp.	13,909	509,487
DHT Holdings, Inc. (Marshall Islands)	10,713	130,806
Enbridge, Inc. (Canada)	1,909	91,307
EQT Corp.	724	38,806
Expand Energy Corp.	269	29,687
Expro Group Holdings NV (Netherlands)*	4,068	54,308
Exxon Mobil Corp.	7,269	874,751
Gulfport Energy Corp.*	945	196,551
Halliburton Co.	4,956	140,057
Helix Energy Solutions Group, Inc.*	538	3,373
HF Sinclair Corp.	1,970	90,778
Imperial Oil Ltd. (Canada)	620	53,512
Innovex International, Inc.*	1,287	28,147
Kinder Morgan, Inc.	4,929	135,498
Kodiak Gas Services, Inc.	5,648	211,235
Murphy Oil Corp.	6,115	191,094
Noble Corp. PLC (United Kingdom)	605	17,085
Occidental Petroleum Corp.	15,913	654,343
Oceaneering International, Inc.*	2,815	67,644
Okeanis Eco Tankers Corp. (Marshall Islands)(a)	317	10,727
Range Resources Corp.	8,473	298,758
Suncor Energy, Inc. (Canada)	2,964	131,483
TechnipFMC PLC (United Kingdom)	3,183	141,834
Texas Pacific Land Corp.	573	164,577
Tidewater, Inc.*	4,902	247,600
Transocean Ltd. (Switzerland)*	177,005	731,031
Valaris Ltd. (Bermuda)*	2,795	140,868

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	5,882	$ 957,531
World Kinect Corp.	12,411	290,790
		7,484,597
Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B*	2,436	1,224,455
Block, Inc.*	9,038	588,283
Cboe Global Markets, Inc.	453	113,703
CME Group, Inc.	1,078	294,380
Coinbase Global, Inc., Class A*	244	55,178
Corpay, Inc.*	306	92,085
FactSet Research Systems, Inc.	228	66,163
Fiserv, Inc.*	5,003	336,052
Flywire Corp.*	3,285	46,516
Franklin Resources, Inc.	4,707	112,450
Global Payments, Inc.	591	45,743
Intercontinental Exchange, Inc.	1,536	248,771
Jack Henry & Associates, Inc.	1,374	250,728
Mastercard, Inc., Class A	175	99,904
Morningstar, Inc.	275	59,760
Nasdaq, Inc.	1	97
Paymentus Holdings, Inc., Class A*	14,628	462,099
PayPal Holdings, Inc.	14,859	867,468
T Rowe Price Group, Inc.	2,867	293,523
Toast, Inc., Class A*	3,768	133,802
Visa, Inc., Class A	1,093	383,326
		5,774,486
Food, Beverage & Tobacco — 0.9%
Altria Group, Inc.	2,969	171,192
Boston Beer Co., Inc. (The), Class A*	385	75,125
Cal-Maine Foods, Inc.	274	21,802
Campbell's Company (The)	2,541	70,818
Coca-Cola Co. (The)	11,835	827,385
Constellation Brands, Inc., Class A	2,008	277,024
Dole PLC (Ireland)	2,783	41,717
Fresh Del Monte Produce, Inc. (Cayman Islands)	3,167	112,840
Freshpet, Inc.*	1,248	76,041
J & J Snack Foods Corp.	1,584	143,146
Keurig Dr Pepper, Inc.	14,572	408,162
Kraft Heinz Co. (The)	11,494	278,729
Lamb Weston Holdings, Inc.	3,151	131,995
Molson Coors Beverage Co., Class B	3,550	165,714
Monster Beverage Corp.*	3,517	269,648
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
National Beverage Corp.*	748	$ 23,854
PepsiCo, Inc.	925	132,756
Philip Morris International, Inc.	1,727	277,011
Seneca Foods Corp., Class A*	117	12,944
Tyson Foods, Inc., Class A	5,785	339,117
		3,857,020
Health Care Equipment & Services — 2.5%
AdaptHealth Corp.*	487	4,851
Alphatec Holdings, Inc.*	1,686	35,473
Artivion, Inc.*	594	27,092
Becton Dickinson & Co.	4,093	794,328
Butterfly Network, Inc.*	10,055	38,209
Cardinal Health, Inc.	887	182,278
Cencora, Inc.	285	96,259
Chemed Corp.	80	34,229
CONMED Corp.	2,970	120,582
CorVel Corp.*	894	60,497
CVS Health Corp.	9,694	769,316
Edwards Lifesciences Corp.*	1,340	114,235
Elevance Health, Inc.	277	97,102
Embecta Corp.	2,283	27,122
Envista Holdings Corp.*	6,571	142,656
Guardant Health, Inc.*	883	90,190
Guardian Pharmacy Services, Inc., Class A*	1,052	31,655
HCA Healthcare, Inc.	793	370,220
HealthEquity, Inc.*	397	36,369
HealthStream, Inc.	163	3,760
ICU Medical, Inc.*	502	71,620
IDEXX Laboratories, Inc.*	353	238,815
Insulet Corp.*	1,130	321,191
iRhythm Technologies, Inc.*	207	36,730
Labcorp Holdings, Inc.	444	111,391
LeMaitre Vascular, Inc.	1,187	96,266
LivaNova PLC (United Kingdom)*	537	33,042
Masimo Corp.*	4,799	624,158
McKesson Corp.	168	137,809
Medtronic PLC (Ireland)	1,412	135,637
National HealthCare Corp.	108	14,806
Omnicell, Inc.*	1,782	80,725
Pediatrix Medical Group, Inc.*	10,242	219,076
Privia Health Group, Inc.*	4,158	98,586
Progyny, Inc.*	11,830	303,794
Quest Diagnostics, Inc.	182	31,582
ResMed, Inc.	2,822	679,735
Select Medical Holdings Corp.	4,143	61,524

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Solventum Corp.*	11,624	$ 921,086
STERIS PLC (Ireland)	2,924	741,292
Stryker Corp.	197	69,240
TransMedics Group, Inc.*	4,557	554,359
UFP Technologies, Inc.*	2,084	462,710
UnitedHealth Group, Inc.	1,694	559,206
Universal Health Services, Inc., Class B	926	201,887
Veeva Systems, Inc., Class A*	372	83,042
Waystar Holding Corp.*	13,069	428,010
		10,393,742
Household & Personal Products — 0.3%
BellRing Brands, Inc.*	7,650	204,484
Central Garden & Pet Co., Class A*	486	14,186
Church & Dwight Co., Inc.	941	78,903
Clorox Co. (The)	291	29,342
Colgate-Palmolive Co.	1,050	82,971
Interparfums, Inc.	326	27,655
Kenvue, Inc.	9,640	166,290
Kimberly-Clark Corp.	4,791	483,364
Procter & Gamble Co. (The)	1,923	275,585
		1,362,780
Materials — 1.4%
Agnico Eagle Mines Ltd. (Canada)	228	38,653
Americas Gold & Silver Corp. (Canada)*	7,459	38,116
Aura Minerals, Inc. (British Virgin Islands)	500	25,208
Avery Dennison Corp.	629	114,403
Ball Corp.	189	10,011
Cabot Corp.	903	59,851
Compass Minerals International, Inc.*	1,782	34,998
Corteva, Inc.	1,826	122,397
CRH PLC (Ireland)	185	23,088
DuPont de Nemours, Inc.	10,431	419,326
Fortuna Mining Corp. (Canada)*	6,885	67,542
Freeport-McMoRan, Inc.	4,569	232,060
Huntsman Corp.	4,742	47,420
Hycroft Mining Holding Corp., Class A*	400	9,508
IAMGOLD Corp. (Canada)*	1,131	18,650
Ingevity Corp.*	2,307	136,528
International Flavors & Fragrances, Inc.	2,504	168,745
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Kinross Gold Corp. (Canada)	32,937	$ 927,506
Linde PLC (Ireland)	1,108	472,440
LyondellBasell Industries NV, Class A (Netherlands)	2,388	103,400
Mativ Holdings, Inc.	476	5,783
Metalla Royalty & Streaming Ltd. (Canada)*	139	1,081
New Gold, Inc. (Canada)*	9,425	82,092
NewMarket Corp.	520	357,375
Newmont Corp.	2,688	268,397
Novagold Resources, Inc. (Canada)*	9,419	87,785
Nutrien Ltd. (Canada)	2,141	132,143
O-I Glass, Inc.*	6,753	99,674
Pan American Silver Corp. (Canada)	11,771	609,856
PPG Industries, Inc.	672	68,853
Sherwin-Williams Co. (The)	809	262,140
Smurfit WestRock PLC (Ireland)	4,865	188,130
Southern Copper Corp.	1	143
Steel Dynamics, Inc.	2,484	420,914
United States Lime & Minerals, Inc.	11	1,317
Vulcan Materials Co.	1,002	285,790
		5,941,323
Media & Entertainment — 1.9%
Alphabet, Inc., Class A	5,515	1,726,195
Cargurus, Inc.*	682	26,155
Cars.com, Inc.*	908	11,078
Clear Channel Outdoor Holdings, Inc.*	1,892	4,181
Comcast Corp., Class A	4,552	136,059
Electronic Arts, Inc.	297	60,686
EverQuote, Inc., Class A*	2,833	76,491
Fox Corp., Class A	5,335	389,828
IAC, Inc.*	388	15,171
Madison Square Garden Entertainment Corp.*	137	7,383
Match Group, Inc.	12,611	407,209
Meta Platforms, Inc., Class A	1,672	1,103,670
Netflix, Inc.*	13,766	1,290,700
News Corp., Class A	12,919	337,444
Omnicom Group, Inc.	3,184	257,108
Paramount Skydance Corp., Class B	5,943	79,636
QuinStreet, Inc.*	3,857	55,425
Roku, Inc.*	7,561	820,293
Stagwell, Inc.*	2,176	10,641
TEGNA, Inc.	342	6,638
TripAdvisor, Inc.*	14,819	215,765

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
USA TODAY Co., Inc.*	689	$ 3,548
Warner Music Group Corp., Class A	14,092	432,202
Yelp, Inc.*	6,594	200,392
Ziff Davis, Inc.*	2,210	77,682
		7,751,580
Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
10X Genomics, Inc., Class A*	11,587	188,984
Adaptive Biotechnologies Corp.*	6,465	104,992
Agilent Technologies, Inc.	2,765	376,234
Alkermes PLC (Ireland)*	1,560	43,649
Alnylam Pharmaceuticals, Inc.*	247	98,220
Amneal Pharmaceuticals, Inc.*	1,505	18,963
ANI Pharmaceuticals, Inc.*	1,846	145,723
Arrowhead Pharmaceuticals, Inc.*	1,770	117,510
Aurinia Pharmaceuticals, Inc. (Canada)*	2,025	32,299
Azenta, Inc.*	91	3,027
BioCryst Pharmaceuticals, Inc.*	6,927	54,031
Biogen, Inc.*	117	20,591
Bristol-Myers Squibb Co.	110	5,933
CareDx, Inc.*	2,306	43,445
Dynavax Technologies Corp.*	3,136	48,232
Exact Sciences Corp.*	58	5,890
Gilead Sciences, Inc.	4,163	510,967
GRAIL, Inc.*	254	21,740
Halozyme Therapeutics, Inc.*	473	31,833
Harmony Biosciences Holdings, Inc.*	1,874	70,125
Incyte Corp.*	2,004	197,935
Innoviva, Inc.*	7,555	151,024
IQVIA Holdings, Inc.*	1,049	236,455
Jazz Pharmaceuticals PLC (Ireland)*	124	21,080
Johnson & Johnson	3,211	664,516
Ligand Pharmaceuticals, Inc.*	958	181,129
MannKind Corp.*	1,640	9,299
Omeros Corp.*	502	8,622
Pfizer, Inc.	53,599	1,334,615
Regeneron Pharmaceuticals, Inc.	201	155,146
Supernus Pharmaceuticals, Inc.*	224	11,133
Theravance Biopharma, Inc. (Cayman Islands)*	2,347	43,912
Travere Therapeutics, Inc.*	3,816	145,809
Veracyte, Inc.*	6,865	289,016
Zoetis, Inc.	3,349	421,371
		5,813,450
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	1,147	$ 245,641
Analog Devices, Inc.	1,898	514,738
AXT, Inc.*	4,471	73,101
Broadcom, Inc.	497	172,012
Diodes, Inc.*	751	37,054
First Solar, Inc.*	281	73,406
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	1,238	43,231
Intel Corp.*	2,888	106,567
KLA Corp.	61	74,120
Lam Research Corp.	637	109,042
Marvell Technology, Inc.	8,755	744,000
Micron Technology, Inc.	6,772	1,932,796
Monolithic Power Systems, Inc.	77	69,790
NVIDIA Corp.	5,743	1,071,069
NXP Semiconductors NV (Netherlands)	477	103,538
ON Semiconductor Corp.*	5,309	287,482
QUALCOMM, Inc.	3,418	584,649
Rambus, Inc.*	1,840	169,078
SiTime Corp.*	1,004	354,603
Skyworks Solutions, Inc.	4,750	301,197
Texas Instruments, Inc.	2,158	374,391
Veeco Instruments, Inc.*	36	1,029
		7,442,534
Software & Services — 3.3%
A10 Networks, Inc.	629	11,127
Adobe, Inc.*	602	210,694
Amdocs Ltd. (Guernsey)	858	69,078
Appian Corp., Class A*	2,118	75,020
AppLovin Corp., Class A*	852	574,095
Autodesk, Inc.*	881	260,785
Bentley Systems, Inc., Class B	6	229
Blackbaud, Inc.*	1,533	97,070
BlackBerry Ltd. (Canada)*	54,156	205,251
Clear Secure, Inc., Class A	4,418	154,983
Cognizant Technology Solutions Corp., Class A	1,242	103,086
Crowdstrike Holdings, Inc., Class A*	326	152,816
Datadog, Inc., Class A*	615	83,634
Descartes Systems Group, Inc. (The) (Canada)*	1,179	103,351
Dolby Laboratories, Inc., Class A	2,012	129,211
Dropbox, Inc., Class A*	4,741	131,800
EPAM Systems, Inc.*	129	26,429
Fastly, Inc., Class A*	3,930	40,007

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fortinet, Inc.*	2,794	$ 221,872
Gartner, Inc.*	1,232	310,809
Gen Digital, Inc.	3,205	87,144
GoDaddy, Inc., Class A*	2,621	325,214
Guidewire Software, Inc.*	806	162,014
I3 Verticals, Inc., Class A*	1,077	27,130
InterDigital, Inc.	1,325	421,853
JFrog Ltd. (Israel)*	4,202	262,457
Kyndryl Holdings, Inc.*	1,994	52,961
LiveRamp Holdings, Inc.*	880	25,846
Microsoft Corp.	5,479	2,649,754
MongoDB, Inc.*	276	115,834
NCR Voyix Corp.*	9,615	98,073
Okta, Inc.*	6,627	573,037
Oracle Corp.	1,461	284,763
Palantir Technologies, Inc., Class A*	743	132,068
Palo Alto Networks, Inc.*	1,904	350,717
Pegasystems, Inc.	1,870	111,676
Porch Group, Inc.*	3,663	33,443
PTC, Inc.*	5,542	965,472
Q2 Holdings, Inc.*	7,831	565,085
Qualys, Inc.*	1,467	194,964
RingCentral, Inc., Class A*	8,794	253,971
Roper Technologies, Inc.	1,021	454,478
Salesforce, Inc.	1,574	416,968
ServiceNow, Inc.*	6,965	1,066,968
ServiceTitan, Inc., Class A*	447	47,605
Sprinklr, Inc., Class A*	4,391	34,162
Tenable Holdings, Inc.*	5,328	125,368
Twilio, Inc., Class A*	459	65,288
UiPath, Inc., Class A*	11,382	186,551
Unity Software, Inc.*	2,602	114,930
VeriSign, Inc.	896	217,683
Yext, Inc.*	6,735	54,284
Zoom Communications, Inc.*	5,828	502,898
		13,942,006
Technology Hardware & Equipment — 2.9%
Advanced Energy Industries, Inc.	196	41,037
Amphenol Corp., Class A	468	63,246
Apple, Inc.	3,824	1,039,593
Arista Networks, Inc.*	2,602	340,940
Calix, Inc.*	1,226	64,892
CDW Corp.	139	18,932
Cisco Systems, Inc.	10,237	788,556
Cognex Corp.	1,855	66,743
CommScope Holding Co., Inc.*	51,518	934,021
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CompoSecure, Inc., Class A*	1,290	$ 24,871
Corning, Inc.	1,253	109,713
Daktronics, Inc.*	787	15,559
Dell Technologies, Inc., Class C	2,199	276,810
Diebold Nixdorf, Inc.*	410	27,835
ePlus, Inc.	821	72,002
F5, Inc.*	910	232,287
Hewlett Packard Enterprise Co.	12,739	305,991
HP, Inc.	12,241	272,729
Jabil, Inc.	1,121	255,610
Keysight Technologies, Inc.*	419	85,137
Knowles Corp.*	2,346	50,275
Littelfuse, Inc.	321	81,187
Lumentum Holdings, Inc.*	383	141,170
Mirion Technologies, Inc.*	11,398	266,941
NetApp, Inc.	6,179	661,709
NetScout Systems, Inc.*	2,540	68,732
nLight, Inc.*	9,030	338,715
Ondas Holdings, Inc.*	7,175	70,028
OSI Systems, Inc.*	567	144,619
Rogers Corp.*	1,188	108,785
Sandisk Corp.*	1,828	433,931
Sanmina Corp.*	3,550	532,748
ScanSource, Inc.*	135	5,273
Seagate Technology Holdings PLC (Ireland)	438	120,621
Super Micro Computer, Inc.*	2,200	64,394
TD SYNNEX Corp.	1,059	159,094
TE Connectivity PLC (Ireland)	1,179	268,234
Trimble, Inc.*	1,223	95,822
Viasat, Inc.*	4,676	161,135
Western Digital Corp.	19,579	3,372,874
Zebra Technologies Corp., Class A*	169	41,037
		12,223,828
Telecommunication Services — 0.4%
AT&T, Inc.	12,799	317,927
IDT Corp., Class B	1,050	53,771
Iridium Communications, Inc.	3,746	65,105
Lumen Technologies, Inc.*	25,123	195,206
Rogers Communications, Inc., Class B (Canada)	3,096	116,812
TELUS Corp. (Canada)	20,002	263,426
T-Mobile US, Inc.	2,441	495,621
Verizon Communications, Inc.	7,333	298,673
		1,806,541

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 0.8%
Allegiant Travel Co.*	1,279	$ 109,060
CH Robinson Worldwide, Inc.	1,181	189,858
CSX Corp.	3,072	111,360
Delta Air Lines, Inc.	2,169	150,529
JB Hunt Transport Services, Inc.	1,119	217,466
Lyft, Inc., Class A*	7,777	150,640
Norfolk Southern Corp.	1,419	409,694
SkyWest, Inc.*	2,486	249,619
Sun Country Airlines Holdings, Inc.*	8,786	126,430
Uber Technologies, Inc.*	5,908	482,743
Union Pacific Corp.	709	164,006
United Parcel Service, Inc., Class B	4,498	446,157
XPO, Inc.*	3,645	495,392
		3,302,954
Utilities — 0.6%
Algonquin Power & Utilities Corp. (Canada)	3,722	22,890
American Water Works Co., Inc.	160	20,880
Atmos Energy Corp.	76	12,740
CenterPoint Energy, Inc.	1,233	47,273
Consolidated Edison, Inc.	2,694	267,568
Constellation Energy Corp.	521	184,054
Duke Energy Corp.	2,877	337,213
Evergy, Inc.	727	52,700
Eversource Energy	5,560	374,355
Exelon Corp.	2,270	98,949
Hallador Energy Co.*	4,574	87,089
MDU Resources Group, Inc.	4,214	82,257
National Fuel Gas Co.	3,982	318,799
Otter Tail Corp.	193	15,596
Public Service Enterprise Group, Inc.	3,778	303,374
ReNew Energy Global PLC, Class A (United Kingdom)*	837	4,729
Talen Energy Corp.*	100	37,484
Vistra Corp.	1,241	200,211
WEC Energy Group, Inc.	669	70,553
		2,538,714
TOTAL COMMON STOCKS (Cost $119,364,444)		130,886,312
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 41.1%
Gotham 1000 Value ETF(b)(c)	3,390,000	$ 83,557,059
Gotham Enhanced 500 ETF(b)(c)	2,398,000	88,313,304
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $129,815,780)		171,870,363
EXCHANGE TRADED FUNDS — 2.1%
SPDR S&P 500 ETF Trust	13,154	8,969,976
TOTAL EXCHANGE TRADED FUNDS (Cost $8,921,913)		8,969,976
SHORT-TERM INVESTMENT — 6.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(d)	25,731,419	25,731,419
TOTAL SHORT-TERM INVESTMENT (Cost $25,731,419)		25,731,419

TOTAL INVESTMENTS - 80.7% (Cost $283,833,556)		337,458,070
OTHER ASSETS IN EXCESS OF LIABILITIES - 19.3%		80,677,625
NET ASSETS - 100.0%		$418,135,695

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2025, this security amounted to $10,727 or less than 0.005% of net assets. This security has been determined by the Fund's adviser to be a liquid security.
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(c)	Security position is either entirely or partially designated as collateral for total return swaps.
(d)	Rate disclosed is the 7-day yield at December 31, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor's

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
The portfolio matures between January 5, 2026 and November 4, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	2,729	$44,332	$52,315	$8,554
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	21,876	138,698	140,225	3,226
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/22/30	4,992	322,118	379,841	61,617
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,000	436,411	450,600	21,336
Dana, Inc.	USFF +0.250%	Weekly	MS	01/22/30	33,782	635,639	802,660	178,749
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	88,126	928,368	1,156,213	291,573
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,640	56,516	98,305	43,980
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	24,164	1,246,895	1,965,016	752,682
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,907	68,451	59,564	(7,624)
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	2,064	101,747	110,011	9,521
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,942	91,607	121,744	35,172
Solid Power, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,436	53,554	65,603	13,304
Visteon Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,675	687,120	729,893	54,537
					221,333	4,811,456	6,131,990	1,466,627
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	9,646	625,710	645,124	32,745
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,615	679,582	668,390	(2,633)
AECOM	USFF +0.250%	Weekly	MS	11/04/30	1,901	196,076	181,222	(12,468)
AGCO Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,957	204,669	204,154	2,399
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	1,773	287,108	282,297	(674)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,275	777,632	877,700	114,940
Astronics Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,043	95,444	219,292	125,030
ATI, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,332	322,227	382,380	69,014
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	32	890	881	41
AZZ, Inc.	USFF +0.250%	Weekly	MS	07/23/30	899	88,760	96,355	9,514
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	11/04/30	333	2,118	2,111	58
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	14,143	1,268,312	1,228,885	(24,209)
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/23/30	14,701	766,990	690,947	(66,825)
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	416	72,950	71,901	(100)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	2	378	630	296
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,776	1,011,044	1,017,417	18,513

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	11/04/30	677	$637,324	$631,837	$2,180
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	473	24,722	24,582	195
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	3,477	626,828	641,263	23,139
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,758	1,210,399	1,407,821	218,040
Custom Truck One Source, Inc.	USFF +0.250%	Weekly	MS	11/04/30	266	1,560	1,532	30
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	1,232	576,785	573,582	6,300
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,788	148,495	156,191	9,513
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,391	309,245	300,646	(4,824)
Dycom Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,234	1,126,947	1,092,769	(20,652)
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	222	71,699	70,709	(93)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	928	580,533	567,741	(5,805)
Emerson Electric Co.	USFF +0.250%	Weekly	MS	11/04/30	328	44,137	43,532	(37)
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,949	158,662	151,010	(5,714)
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,229	841,304	826,304	(4,772)
Fastenal Co.	USFF +0.250%	Weekly	MS	07/23/30	12,237	512,197	491,071	(14,001)
Federal Signal Corp.	USFF +0.250%	Weekly	MS	07/23/30	906	106,142	98,383	(6,292)
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,755	153,842	191,142	39,779
Fluor Corp.	USFF +0.250%	Weekly	MS	11/04/30	8,045	327,904	318,823	(5,117)
Fortive Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,794	191,109	209,467	21,111
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,043	833,723	1,335,244	512,549
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	189	19,453	25,774	6,593
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,088	2,448,832	2,722,906	319,268
General Electric Co.	USFF +0.250%	Weekly	MS	07/08/27	307	95,280	94,565	1,488
Graco, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,722	386,119	387,062	5,979
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2	172	231	101
Griffon Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,347	172,726	172,857	2,392
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	55,871	836,482	863,207	36,775
HEICO Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,644	878,533	855,572	(12,407)
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,395	48,789	74,619	26,712
Hexcel Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,350	319,625	321,465	5,705
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,838	1,226,364	1,138,935	(61,009)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,393	522,677	695,633	182,222

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Hubbell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,254	$541,901	$556,914	$22,532
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	823	262,071	279,878	21,909
IDEX Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,460	407,657	437,732	35,329
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	702	283,552	273,092	(7,028)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,391	342,683	342,603	6,300
ITT, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,616	1,198,107	1,147,942	(34,986)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	12,987	1,094,840	1,555,193	492,889
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	614	178,941	180,252	3,492
Lindsay Corp.	USFF -0.250%	Weekly	MS	07/16/29	813	104,933	95,828	(7,387)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/23/30	377	175,910	182,344	10,675
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,448	809,888	1,200,868	400,698
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	75,809	206,563	212,265	8,213
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,009	208,559	230,633	25,901
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	16,542	375,507	394,030	27,977
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,918	570,705	637,583	73,748
Nextpower, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,508	123,979	305,582	183,126
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,791	658,632	671,040	21,834
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,597	1,533,603	1,480,835	(25,487)
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	8,236	865,208	839,825	(18,137)
Oshkosh Corp.	USFF +0.250%	Weekly	MS	07/23/30	431	52,313	54,147	2,769
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,691	674,517	671,809	8,611
Owens Corning	USFF +0.250%	Weekly	MS	07/23/30	1,141	144,470	127,689	(15,531)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	4,819	493,569	501,851	16,777
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	64	9,765	20,402	10,961
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,899	396,832	856,442	466,100
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,435	474,094	481,999	14,974
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,785	770,493	1,081,506	330,293
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,904	1,394,051	1,518,929	147,152
RTX Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,376	535,552	619,158	93,600

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Rush Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	2,944	$142,759	$158,799	$18,073
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	19,806	430,040	659,342	241,086
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	52	8,461	8,396	75
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	4,443	558,755	553,420	1,391
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	184	56,509	63,406	15,876
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,353	194,406	270,681	78,641
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/22/30	222	12,351	16,490	5,315
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	1,569	150,164	148,051	(58)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,609	443,580	492,724	54,492
Textron, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,366	495,953	554,924	65,105
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	2,317	177,954	182,394	7,634
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	24,756	1,014,647	1,659,147	658,281
V2X, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,212	101,953	120,665	20,156
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	674	189,295	271,164	85,620
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	11/04/30	8,350	1,359,940	1,352,784	9,158
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,530	72,981	167,688	95,620
VSE Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,427	391,017	419,313	33,636
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	278	56,074	76,734	21,830
Woodward, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,002	590,849	605,245	21,507
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	886	36,989	45,691	9,730
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	126	117,864	127,140	20,994
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,772	1,397,045	1,330,751	(47,238)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,451	363,113	439,377	82,301
					531,491	45,090,093	49,738,858	5,361,518
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	51,774	1,334,468	1,501,446	182,988

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/26	5,439	$1,374,215	$1,399,074	$96,021
BOYD GROUP, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	8	1,288	1,274	42
Brink's Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	2,807	317,638	327,661	13,879
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,792	612,546	623,091	25,117
CACI International, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,054	579,368	561,582	(10,814)
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	18	1,198	1,199	1
Cintas Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,551	674,667	667,837	1,284
Copart, Inc.	USFF +0.250%	Weekly	MS	07/23/30	68,849	2,814,883	2,695,438	(104,123)
CRA International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	935	167,335	187,650	22,974
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,313	464,534	560,834	107,203
Exponent, Inc.	USFF +0.250%	Weekly	MS	11/04/30	556	39,095	38,620	31
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,275	151,690	140,661	(10,122)
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,939	298,806	381,234	86,326
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	869	117,213	115,108	(664)
KBR, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,042	620,637	564,488	(46,154)
Korn Ferry	USFF +0.250%	Weekly	MS	01/22/30	1,822	113,332	120,288	10,320
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,784	333,640	321,834	(7,192)
Montrose Environmental Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,418	112,303	109,699	(1,221)
Paychex, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,505	848,933	841,911	3,177
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	28,553	247,445	301,805	69,136
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	20,078	283,343	395,938	116,025
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,342	498,958	496,340	9,831
Rollins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	868	48,034	52,097	5,193
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,320	211,843	211,973	3,095
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	2,676	355,520	352,938	1,551
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	457	76,528	88,155	12,813
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	73,550	1,019,567	1,457,761	450,435
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,463	607,181	644,878	49,222
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,794	402,961	401,300	4,012
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,338	508,548	553,337	51,558
					347,189	15,237,717	16,117,451	1,141,944

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	39,313	$1,538,357	$1,545,001	$38,525
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,948	4,924,598	5,296,857	431,236
AutoNation, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,768	343,415	365,057	26,149
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/23/30	340	1,240,516	1,153,110	(72,521)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	11/04/30	18,463	349,590	370,737	26,058
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/26	704	45,809	47,119	11,993
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	8,119	379,874	433,717	61,267
CarMax, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,342	208,595	206,415	355
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	12,086	400,344	399,442	3,929
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	411	158,441	249,206	102,438
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/26	2,642	177,781	230,118	67,065
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/22/30	961	55,088	181,014	126,624
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	9,636	261,047	378,502	120,683
Gold.com, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,878	54,302	63,946	10,420
Groupon, Inc.	USFF +0.250%	Weekly	MS	07/23/30	17,141	360,097	301,853	(57,706)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	11/04/30	1,077	369,793	370,596	7,631
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	52,117	920,274	1,063,708	163,482
Lithia Motors, Inc.	USFF +0.250%	Weekly	MS	07/23/30	633	189,467	210,365	24,645
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,389	987,155	1,058,451	95,708
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/22/30	38,294	419,647	844,383	448,102
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,993	96,432	103,099	7,861
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,057	289,359	278,829	(7,028)
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	607	96,418	96,082	1,635
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	51,923	153,904	145,904	(6,120)
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	647	155,580	148,001	(5,521)
RealReal, Inc. (The)	USFF +0.250%	Weekly	MS	11/04/30	14,166	206,542	223,539	19,508
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,904	693,061	703,267	19,911
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,036	220,131	314,233	96,776
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/22/30	8,669	649,236	718,487	80,034
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	2,407	175,809	148,897	(24,281)
Stitch Fix, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	11,117	59,351	58,364	(237)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	18,507	$134,610	$118,260	$(15,089)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	6,636	892,586	1,019,356	142,218
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/23/30	13,902	735,365	695,239	(30,894)
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/22/30	460	216,034	278,305	64,896
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,376	158,438	254,078	97,575
Winmark Corp.	USFF +0.250%	Weekly	MS	11/04/30	146	59,806	59,121	70
					403,815	18,376,852	20,132,658	2,077,397
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	2,570	56,193	95,990	40,508
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,538	166,602	179,589	15,576
Brunswick Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,298	79,375	96,364	18,921
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	348	1,733	1,723	49
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,297	802,707	860,150	67,089
DR Horton, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,178	171,751	169,667	93
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/23/30	1,083	218,432	219,687	4,857
Gildan Activewear, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,069	43,283	66,770	24,044
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,413	381,486	525,866	168,368
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	11/04/30	603	150,648	156,412	7,771
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	11/04/30	431	16,313	16,063	(15)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/22/30	39,997	355,036	439,967	95,049
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	07/23/30	5,228	107,885	108,429	1,874
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,989	829,035	828,954	9,880
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	35	269,521	255,247	(11,009)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	124,625	723,600	767,690	50,068
Polaris, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,327	218,754	210,433	(3,506)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	913	178,356	322,846	149,565
Somnigroup International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,431	126,083	127,760	3,254
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,171	181,127	266,403	87,482
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2	161	256	1,407
Topgolf Callaway Brands Corp.	USFF +0.250%	Weekly	MS	11/04/30	19,176	211,379	223,784	14,974
					239,722	5,289,460	5,940,050	746,299

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,949	$106,877	$104,498	$843
American Public Education, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,249	47,209	47,212	607
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,367	244,099	290,260	49,164
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	410	1,987,690	2,195,685	243,680
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,863	1,303,254	1,304,308	16,691
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/22/30	6,060	106,832	185,072	79,558
Choice Hotels International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,949	727,131	757,222	38,212
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,822	283,747	321,087	42,019
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,121	776,539	758,346	(8,860)
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,435	244,179	228,747	(12,471)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,476	867,278	984,786	128,793
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	89	25,632	25,565	279
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/23/30	14,419	938,933	938,533	11,369
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,910	86,150	103,928	21,944
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	455	130,605	141,159	12,158
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,762	1,144,199	1,149,780	23,784
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/23/30	873	86,139	83,546	(1,174)
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	11,021	107,529	214,138	110,276
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	3,351	281,248	272,001	(5,842)
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,566	123,447	125,593	4,162
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,926	710,042	654,173	(32,285)
Viking Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	3,657	254,892	261,146	9,723
Wingstop, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,052	703,716	727,871	33,094
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	5,027	561,722	604,899	51,274
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,890	818,476	891,039	98,882
					136,699	12,667,565	13,370,594	915,880

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,856	$1,608,568	$1,600,503	$25,836
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,953	976,874	1,321,460	371,346
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,646	672,635	1,063,544	398,999
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	23,439	1,475,498	1,464,469	16,153
Sysco Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,232	389,217	385,546	1,026
Target Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,148	650,755	698,717	65,789
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,755	657,147	766,161	116,917
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,500	1,143,554	1,169,805	40,918
					89,529	7,574,248	8,470,205	1,036,984
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/22/30	37,087	651,576	659,778	23,439
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	56,739	1,290,120	1,387,836	124,366
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	14,159	582,448	644,801	79,866
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	33,429	111,217	134,719	25,048
California Resources Corp.	USFF +0.250%	Weekly	MS	11/04/30	9,567	447,687	427,741	(12,399)
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	67,992	1,153,905	1,150,425	13,450
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	18,341	1,285,986	4,452,461	3,181,905
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	11/04/30	721	136,376	140,155	5,451
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	11/04/30	38,732	1,087,137	1,049,250	(10,882)
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	19,447	699,442	715,066	24,034
Core Laboratories, Inc.	USFF +0.250%	Weekly	MS	11/04/30	121	1,934	1,940	67
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,251	209,945	235,345	27,952
Devon Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	45,846	1,639,050	1,679,339	69,675
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/22/30	39,735	461,368	485,164	37,681
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	15,381	733,752	735,673	16,031
EQT Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,693	361,800	358,745	1,314
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,345	138,742	148,434	13,033
Expro Group Holdings NV (Netherlands)	USFF +0.250%	Weekly	MS	11/04/30	5,328	70,758	71,129	1,257
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	11/04/30	8,836	1,046,111	1,063,324	35,560
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,709	644,711	771,435	134,475
Halliburton Co.	USFF +0.250%	Weekly	MS	01/22/30	36,556	815,068	1,033,073	237,676

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,554	$9,788	$9,744	$112
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/23/30	19,363	871,631	892,247	45,587
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	1,751	150,835	151,129	2,137
Innovex International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,227	70,448	70,574	1,008
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,293	252,091	255,465	12,253
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,768	463,839	514,923	61,211
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	11/04/30	8,632	268,959	269,750	4,049
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	11/04/30	781	22,012	22,055	346
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	11/04/30	29,909	1,248,914	1,229,858	2,635
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,888	114,092	117,459	4,771
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF +0.250%	Weekly	MS	11/04/30	1,186	42,185	40,134	(1,243)
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,889	176,402	191,600	20,163
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	11,492	405,873	405,208	3,834
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	4,066	175,041	180,368	8,069
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	21,005	943,625	1,155,485	266,999
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	37,979	1,263,825	1,692,344	448,268
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	11/04/30	734	205,966	210,819	7,436
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/22/30	16,339	727,606	825,283	106,424
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/22/30	397,371	1,093,978	1,641,142	560,296
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	3,744	180,792	188,698	10,110
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,138	1,269,718	1,324,785	79,699
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/22/30	12,231	305,608	286,572	(10,501)
					1,081,355	23,832,361	29,021,475	5,662,662
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/23/30	14,539	9,845,872	9,914,435	212,013
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2	77	149	112

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/26	2,916	$792,950	$1,465,727	$682,306
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	198,013	77,307
Block, Inc.	USFF +0.250%	Weekly	MS	11/04/30	13,540	812,669	881,319	78,415
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,529	582,726	634,779	64,670
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,109	1,367,227	1,395,166	62,317
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	13,259	3,217,652	2,998,390	(180,713)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,253	714,650	677,995	(28,063)
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	905	305,925	262,622	(38,663)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,828	1,474,108	727,317	(729,110)
Flywire Corp.	USFF +0.250%	Weekly	MS	11/04/30	14,352	196,072	203,224	9,538
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	232,617	55,557
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,673	764,817	826,090	78,449
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,236	507,788	524,103	36,861
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,909	446,478	530,834	91,576
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,036	554,682	591,432	44,931
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/23/30	532	124,151	115,609	(10,723)
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/22/30	371	26,331	36,035	10,382
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	21,172	676,097	668,823	857
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	27,122	1,731,625	1,583,382	(125,222)
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,778	490,086	811,084	328,014
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	252,060	35,775
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	4,128	137,812	146,585	11,610
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,973	665,381	691,951	37,099
					164,007	16,199,063	16,455,306	593,282
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/26	23,731	1,305,449	1,368,329	266,100
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/23/30	13,710	799,967	788,188	4,311
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/22/30	550	113,553	107,322	(4,834)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	11/04/30	2,079	54,639	54,179	233
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,117	874,971	805,010	(23,108)
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/22/30	12,981	402,244	361,780	(24,653)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/26	33,971	$2,321,471	$2,374,913	$137,804
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	11/04/30	419	64,620	64,233	425
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,307	599,051	456,234	(126,456)
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	8,952	128,708	134,190	7,684
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	11,510	389,657	410,101	30,307
Freshpet, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,478	325,094	333,775	12,611
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,713	339,363	335,544	2,034
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/23/30	29,965	835,709	839,320	19,562
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	22,649	631,185	549,238	(62,518)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,146	176,595	173,676	(767)
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	11/04/30	484	5,648	5,614	73
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	4,173	223,339	194,796	(15,113)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,574	448,681	504,029	60,756
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,782	135,087	120,608	(12,823)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,217	174,948	174,664	2,256
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,894	456,539	464,198	20,998
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	158	17,566	17,480	162
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,932	493,621	523,594	44,607
					215,492	11,317,705	11,161,015	339,651
Health Care Equipment & Services
AdaptHealth Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,464	75,957	84,301	9,353
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,336	438,907	520,916	87,301
Alphatec Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	11,632	244,039	244,737	3,658
Artivion, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,352	106,330	107,275	2,262
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/22/30	4,739	858,642	919,698	79,323
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	11/04/30	81,814	271,361	310,893	42,819
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,504	246,858	309,072	66,011
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,751	1,208,236	1,266,900	77,391
Chemed Corp.	USFF +0.250%	Weekly	MS	11/04/30	237	100,048	101,403	2,592

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
CONMED Corp.	USFF +0.250%	Weekly	MS	01/22/30	12,658	$614,540	$513,915	$(91,998)
CorVel Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,961	506,002	403,381	(96,526)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,564	688,511	917,719	253,697
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,627	394,863	394,452	4,354
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,308	1,050,715	1,159,619	127,649
Embecta Corp.	USFF +0.250%	Weekly	MS	07/23/30	10,821	150,911	128,553	(18,440)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/22/30	15,740	278,539	341,715	66,943
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,482	338,032	355,651	21,704
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	2,614	77,152	78,655	2,466
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,802	1,129,149	1,308,142	194,886
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,402	130,490	128,437	(451)
HealthStream, Inc.	USFF +0.250%	Weekly	MS	11/04/30	659	15,775	15,203	(344)
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,026	242,772	289,049	49,222
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,438	945,793	972,850	38,415
Insulet Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,979	622,233	562,511	(52,236)
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	627	92,004	111,255	20,709
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,275	325,250	319,872	(553)
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,548	222,091	206,643	(12,392)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	3,249	129,769	199,911	72,943
Masimo Corp.	USFF +0.250%	Weekly	MS	11/04/30	9,094	1,304,369	1,182,766	(105,954)
McKesson Corp.	USFF +0.250%	Weekly	MS	11/04/30	316	267,734	259,212	(5,137)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,011	195,128	193,177	1,121
National HealthCare Corp.	USFF +0.250%	Weekly	MS	11/04/30	148	20,619	20,289	39
Omnicell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,016	105,021	136,625	33,718
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,935	370,021	533,360	167,806
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,981	154,076	165,520	13,326
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/22/30	22,536	467,611	578,724	116,749
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,718	475,578	471,655	2,695
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,610	1,204,319	1,110,411	(77,140)
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,115	95,684	105,658	11,381

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	15,180	$1,174,367	$1,202,863	$42,590
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	4,006	978,167	1,015,601	51,149
Stryker Corp.	USFF +0.250%	Weekly	MS	11/04/30	261	91,821	91,734	1,281
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,984	723,697	727,954	12,957
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,795	596,991	620,574	30,647
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,311	744,152	762,884	31,238
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	11/04/30	1,214	271,841	264,676	(3,680)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	507	122,029	113,178	(7,352)
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/22/30	17,110	614,518	560,353	(48,355)
					339,457	21,482,712	22,389,942	1,219,837
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	11/04/30	36,633	1,112,193	979,200	(119,643)
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,614	76,970	76,303	293
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,180	526,921	518,193	(1,140)
Clorox Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	2,262	225,610	228,077	5,032
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	5,549	431,147	438,482	29,018
Interparfums, Inc.	USFF +0.250%	Weekly	MS	11/04/30	738	60,024	62,605	3,961
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/23/30	38,186	618,270	658,709	55,800
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,249	935,400	832,242	(49,428)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	4,207	668,334	602,905	(45,107)
					104,618	4,654,869	4,396,716	(121,214)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	7,456	1,200,624	1,264,016	80,514
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,002	91,918	115,817	25,107
Americas Gold & Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	9,613	54,477	49,122	(4,663)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	11/04/30	2,854	100,979	143,884	45,437

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/22/30	5,525	$912,171	$1,004,887	$110,273
Ball Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,906	92,325	100,961	12,432
Cabot Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,298	546,170	549,991	13,441
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,454	732,014	731,172	21,568
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,939	253,018	254,122	4,457
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,435	462,964	498,368	43,275
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,035	258,080	253,968	(984)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/22/30	51,225	1,938,368	2,059,245	154,726
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,076	203,342	276,789	78,579
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	64,598	409,160	633,706	232,568
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,239	335,063	469,249	141,276
Huntsman Corp.	USFF +0.250%	Weekly	MS	11/04/30	14,329	130,058	143,290	15,921
Hycroft Mining Holding Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	2,360	57,321	56,097	(499)
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	8,520	106,086	140,495	35,718
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,619	293,325	391,712	103,854
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,875	706,283	732,866	43,776
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	12,957	271,378	364,869	97,359
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/26	2,196	888,760	936,352	83,168
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	5,038	235,682	218,145	(7,809)
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	624	7,815	7,582	(101)
Metalla Royalty & Streaming Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	178	1,388	1,385	52
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	75,875	199,269	660,871	476,924
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,075	736,296	738,805	15,197
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	17,859	845,022	1,783,221	963,054
Novagold Resources, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	23,915	235,242	222,888	(9,500)
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	3,059	172,920	188,801	19,407
O-I Glass, Inc.	USFF +0.250%	Weekly	MS	11/04/30	10,164	138,336	150,021	13,379

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	19,493	$462,349	$1,009,932	$558,504
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,140	108,538	116,804	14,634
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	1,067	345,739	345,740	4,178
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	6,500	230,704	251,355	24,209
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/22/30	857	67,636	122,954	58,188
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,917	437,974	494,286	63,051
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	849	77,574	101,659	25,204
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/22/30	941	257,316	268,392	15,017
					436,062	14,603,684	17,853,819	3,570,891
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/26	13,633	2,811,116	4,267,129	1,503,927
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,174	66,281	83,373	19,462
Cars.com, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,531	76,421	79,678	4,211
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	799	166,040	166,791	2,777
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	14,876	30,461	32,876	2,818
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	33,125	1,066,951	990,106	(37,852)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,929	467,187	598,483	138,657
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	14,588	313,085	393,876	84,827
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	7,678	382,194	561,031	187,983
IAC, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,576	115,649	139,822	25,596
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,440	47,736	77,602	30,476
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	24,697	808,374	797,466	(1,194)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	6,587	3,725,615	4,348,013	684,117
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	20,768	2,025,594	1,947,208	(54,105)
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/26	19,105	504,688	499,023	2,675
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	08/27/26	10,844	745,563	875,653	157,372
Paramount Skydance Corp., Class B	USFF +0.250%	Weekly	MS	07/23/30	7,945	110,265	106,463	(1,770)
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,371	124,087	120,291	(2,272)
Roku, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,797	1,144,138	1,171,367	40,961

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Stagwell, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,879	$14,692	$14,078	$(399)
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,075	88,572	98,506	13,290
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	07/23/30	20,144	301,546	293,297	(4,601)
USA TODAY Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	908	4,795	4,676	(23)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	5,768	485,444	656,225	183,840
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	18,496	530,583	567,272	44,012
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,468	286,940	257,343	(26,124)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,346	135,519	152,762	18,998
					276,547	16,579,536	19,300,410	3,017,659
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	16,181	276,983	263,912	(9,717)
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	43,361	547,811	704,183	163,083
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	20,124	2,948,184	2,738,273	(174,588)
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	14,994	426,281	419,532	(1,608)
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,343	544,364	534,044	(3,766)
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,066	30,324	51,232	21,665
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,492	916,304	828,238	(77,061)
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	13,362	822,966	887,103	74,026
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	15,498	209,464	247,193	40,275
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	11,929	350,750	396,759	50,255
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	45,591	356,094	355,610	3,061
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,695	231,488	298,303	69,624
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/23/30	45,177	2,022,162	2,436,847	453,648
CareDx, Inc.	USFF +0.250%	Weekly	MS	11/04/30	20,136	353,640	379,362	29,993

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,900	$202,551	$379,012	$178,924
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	11/04/30	182	8,420	8,427	146
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,777	151,632	211,890	64,873
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,049	117,252	317,929	202,119
Exact Sciences Corp.	USFF +0.250%	Weekly	MS	11/04/30	219	22,269	22,242	278
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,681	886,152	942,766	83,688
GRAIL, Inc.	USFF +0.250%	Weekly	MS	07/23/30	639	29,453	54,692	25,630
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,304	81,430	87,759	9,819
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,397	229,459	314,216	87,542
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,919	455,844	485,850	35,501
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,007	423,574	459,910	41,445
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,064	659,843	916,066	264,160
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	439	73,167	74,630	2,398
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/30	12,219	2,219,196	2,528,722	357,873
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,959	325,335	370,388	48,986
MannKind Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,154	12,258	12,213	141
Omeros Corp.	USFF +0.250%	Weekly	MS	11/04/30	658	10,886	11,301	585
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	40,031	905,378	996,772	140,479
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,551	763,006	1,197,170	446,094
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	473	14,751	23,508	8,972
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	3,109	56,034	58,169	2,845
Travere Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,377	184,894	205,455	22,813
Veracyte, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,091	377,826	382,731	9,466
Zoetis, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,441	534,008	558,767	31,232
					425,589	18,781,433	21,161,176	2,704,899

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	20,855	$2,493,798	$4,466,307	$2,002,393
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,742	3,314,917	3,726,830	472,395
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,282	1,461,351	1,614,411	173,090
AXT, Inc.	USFF +0.250%	Weekly	MS	11/04/30	29,159	435,092	476,750	46,904
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/26	16,472	4,189,320	5,700,959	1,627,303
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	11/04/30	67	7,960	7,940	114
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	3,249	294,407	467,499	176,654
Diodes, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,737	169,355	184,384	17,094
First Solar, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,874	762,948	750,775	(3,003)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	11/04/30	5,295	188,671	184,901	(1,472)
Intel Corp.	USFF +0.250%	Weekly	MS	11/04/30	9,536	348,946	351,878	7,862
KLA Corp.	USFF +0.250%	Weekly	MS	11/04/30	81	98,422	98,421	1,990
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	20,248	1,997,819	3,466,053	1,502,334
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	11/04/30	21,718	1,983,518	1,845,596	(138,874)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,532	2,056,514	3,862,168	1,851,097
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,409	935,167	1,277,061	362,703
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	26,552	3,522,746	4,951,948	1,472,903
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	11/04/30	627	136,513	136,097	1,257
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	11/04/30	5,108	258,336	276,598	21,393
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,711	3,099,199	3,713,667	749,908
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,419	228,361	222,282	(3,307)
Semtech Corp.	USFF +0.250%	Weekly	MS	01/22/30	13,181	388,011	971,308	587,980
SiTime Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,392	506,960	491,640	(9,213)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,923	705,834	692,627	10,873
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,629	774,704	803,085	43,941
Veeco Instruments, Inc.	USFF +0.250%	Weekly	MS	11/04/30	49	1,401	1,400	—
					254,847	30,360,270	40,742,585	10,974,319
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,546	94,918	98,109	4,630
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	7,924	2,100,458	2,126,009	76,015

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,912	$2,712,515	$2,769,121	$89,108
Agilysys, Inc.	USFF +0.250%	Weekly	MS	11/04/30	319	38,475	37,910	(66)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,114	162,211	158,876	(1,354)
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	07/23/30	2,645	202,071	212,949	14,835
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	19,016	714,959	673,547	(32,817)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	472	280,109	318,043	41,325
Autodesk, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,895	564,865	560,939	2,339
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,620	156,989	147,512	(8,631)
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	11/04/30	5,816	228,147	221,968	(3,410)
BitMine Immersion Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	14,138	445,198	383,847	(66,494)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,871	357,642	371,752	18,376
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	217,799	968,488	825,458	(131,400)
Braze, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	3,896	138,693	133,594	(3,400)
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	7,470	231,449	262,048	34,308
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	13,354	943,735	1,108,382	181,096
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,065	2,359,212	2,843,029	512,092
Datadog, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	2,253	322,467	306,385	(12,184)
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/23/30	4,769	419,919	418,051	3,196
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	8,927	612,816	573,292	(29,867)
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	26,678	765,771	741,648	(14,919)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	411	59,849	84,206	25,112
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	16,422	186,491	167,176	(17,044)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	08/27/26	15,610	1,272,315	1,239,590	(17,459)
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,066	882,794	773,490	(98,699)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31,620	864,688	859,748	28,981
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	7,406	1,057,433	918,936	(125,802)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,551	558,049	512,777	(38,555)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	3,270	$100,489	$82,371	$(17,016)
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/08/27	3,537	1,196,888	1,126,110	(56,414)
International Business Machines Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,021	610,522	598,640	(4,160)
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	11/04/30	14,967	948,852	934,839	(2,618)
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,276	54,350	60,451	6,790
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,897	237,071	261,305	27,018
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/26	7,074	3,270,307	3,421,128	233,824
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/22/30	363	73,435	152,347	79,831
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	11/04/30	12,867	131,710	131,243	1,148
Okta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	11,818	1,047,263	1,021,902	(12,788)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/26	8,247	1,131,433	1,607,423	528,920
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	13,980	1,115,120	2,484,945	1,383,210
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,434	930,748	1,000,943	81,373
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,130	205,459	246,644	44,829
Porch Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,090	94,314	55,602	(38,574)
PTC, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,184	814,291	728,895	(78,142)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,684	763,590	843,117	88,705
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,902	258,999	252,776	(3,085)
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	19,095	512,484	551,464	45,153
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,761	863,767	783,874	(68,610)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,273	994,590	1,131,960	156,089
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/26	13,269	2,134,008	2,032,678	(75,751)
ServiceTitan, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	588	63,788	62,622	(364)
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	21,847	170,499	169,970	1,550
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,989	186,539	164,451	(19,816)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	725	86,801	103,124	17,401
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	14,963	269,694	245,244	(21,184)
Unity Software, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,806	134,990	123,941	(9,394)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,734	452,825	421,275	(23,356)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,915	105,550	120,215	15,968
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,887	559,680	594,279	41,336
					686,178	39,222,782	41,364,170	2,751,185

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	995	$205,041	$208,323	$5,818
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	15,966	1,721,863	2,157,645	463,464
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/26	18,101	3,915,655	4,920,938	1,098,743
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,507	1,036,982	983,642	(40,890)
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	11/04/30	54	9,418	9,418	152
Calix, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,098	705,795	640,347	(56,961)
CDW Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,131	160,178	154,042	(4,057)
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	1,019	300,220	301,227	4,639
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,510	579,545	732,555	166,467
Cognex Corp.	USFF +0.250%	Weekly	MS	07/23/30	19,149	728,971	688,981	(30,397)
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	91,666	632,216	1,661,905	1,037,295
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	16,004	191,851	308,557	119,041
Corning, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,584	211,627	226,255	17,200
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,352	120,707	125,579	6,321
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/22/30	23,343	2,979,410	2,938,417	4,555
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,819	104,461	123,492	20,519
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,994	198,826	262,574	67,767
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,310	491,118	589,651	104,449
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	07/23/30	74,476	1,759,430	1,788,914	60,853
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/26	31,698	790,286	706,231	(26,356)
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,589	789,921	1,046,384	266,927
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,270	684,902	867,621	190,956
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,742	192,617	230,201	39,928
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,385	299,815	350,294	55,772
Lumentum Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	753	277,318	277,548	3,588
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	17,954	434,012	420,483	(8,296)
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/26	7,948	825,191	851,151	60,202
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,319	165,120	198,052	34,948
nLight, Inc.	USFF +0.250%	Weekly	MS	01/22/30	20,178	539,450	756,877	223,922
Ondas Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,438	89,309	92,115	3,914
OSI Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	961	258,211	245,113	(9,968)
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,095	25,623	45,336	20,058
PC Connection, Inc.	USFF +0.250%	Weekly	MS	11/04/30	33	1,913	1,906	55
Rogers Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,848	195,792	260,791	67,465
Sandisk Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,366	664,625	799,021	142,390

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,574	$630,357	$686,420	$63,646
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/22/30	173	6,648	6,757	204
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	11,624	966,677	3,201,133	2,280,991
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,366	389,666	332,683	(52,281)
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,674	254,643	251,485	284
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	1,455	325,564	331,027	10,317
Trimble, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,609	128,149	126,065	(511)
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,895	188,674	203,142	16,465
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	20,754	937,220	3,575,292	2,749,222
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	224	54,917	54,392	171
					492,003	26,169,934	34,739,982	9,178,991
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34,399	785,165	854,471	123,865
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/22/30	2,513	139,541	128,691	(8,890)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,159	179,855	176,563	484
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	48,969	389,707	380,489	(6,906)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	4,313	153,946	162,729	12,555
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	22,877	307,486	301,290	3,169
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,223	663,574	654,398	(1,196)
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,496	809,476	834,802	93,011
					146,949	3,428,750	3,493,433	216,092
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/22/30	3,807	222,506	324,623	104,819
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,220	425,389	517,647	99,431
CSX Corp.	USFF +0.250%	Weekly	MS	11/04/30	5,811	201,679	210,649	12,176
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,486	1,088,109	1,491,128	427,458
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/22/30	937	105,368	139,622	36,798

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,897	$392,832	$563,003	$176,209
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	10,887	218,913	210,881	(5,372)
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,710	767,099	782,431	28,416
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,003	393,685	401,941	13,007
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,131	161,386	203,345	44,124
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,525	446,892	533,158	91,653
Union Pacific Corp.	USFF +0.250%	Weekly	MS	11/04/30	933	217,244	215,822	2,586
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	7,859	770,577	779,534	44,655
XPO, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,783	650,379	650,058	7,501
					89,989	6,062,058	7,023,842	1,083,461
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	68,374	389,239	420,500	43,565
Ameren Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,753	174,642	175,055	2,542
American States Water Co.	USFF +0.250%	Weekly	MS	11/04/30	1,610	118,065	116,693	80
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,576	204,852	205,668	8,413
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,439	243,159	241,220	2,222
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,307	580,987	586,870	17,717
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,479	1,046,136	1,040,774	15,240
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/26	5,927	1,598,966	2,093,831	522,385
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	17,552	2,153,518	2,057,270	(56,931)
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,133	687,005	734,541	72,767
Eversource Energy	USFF +0.250%	Weekly	MS	11/04/30	10,033	697,462	675,522	(7,407)
Exelon Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,609	620,750	593,216	(20,949)
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/22/30	9,645	167,033	183,641	18,646
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,925	128,882	154,696	29,997
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	6,604	544,053	528,716	1,007
Otter Tail Corp.	USFF +0.250%	Weekly	MS	07/08/27	253	20,829	20,445	(95)
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,220	507,240	499,466	2,698

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF +0.250%	Weekly	MS	11/04/30	1,294	$7,837	$7,311	$(393)
Talen Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	126	44,429	47,230	5,323
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,917	278,880	309,270	34,672
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	882	93,133	93,016	1,036
					192,658	10,307,097	10,784,951	692,535

Total Reference Entity — Long						361,895,517	409,705,063	54,842,912
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,926)	$(659,427)	$(606,834)	$39,872
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,004)	(391,762)	(154,058)	230,162
Lucid Group, Inc.	USFF -16.390%	Weekly	MS	07/18/30	(23,791)	(430,673)	(251,471)	170,908
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	07/18/30	(4,380)	(600,713)	(584,774)	4,355
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,693)	(284,880)	(292,002)	(13,414)
QuantumScape Corp.	USFF -0.250%	Weekly	MS	07/18/30	(77,917)	(847,541)	(811,895)	19,285
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,980)	(309,041)	(305,957)	(2,857)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,916)	(331,280)	(320,756)	(4,435)
XPEL, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,156)	(185,827)	(207,426)	(25,155)
					(137,763)	(4,041,144)	(3,535,173)	418,721
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,922)	(570,308)	(527,802)	29,171
Aebi Schmidt Holding AG (Switzerland)	USFF -0.250%	Weekly	MS	07/18/30	(1,396)	(17,725)	(17,659)	(239)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,585)	(890,487)	(867,176)	6,121
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,418)	(401,261)	(325,393)	64,938
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,287)	(1,064,165)	(1,104,997)	(61,385)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(12,053)	(508,014)	(353,032)	145,190
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,061)	(265,312)	(164,988)	95,981
Amprius Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,465)	(35,153)	(35,229)	(717)
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,184)	(292,115)	(261,569)	22,185

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Archer Aviation, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(56,654)	$(458,364)	$(426,038)	$23,495
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,150)	(283,956)	(334,908)	(57,686)
Argan, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,531)	(1,202,374)	(1,106,333)	69,665
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,832)	(135,807)	(127,531)	5,687
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,057)	(136,457)	(132,429)	1,385
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,262)	(451,929)	(396,071)	42,628
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,349)	(2,562,184)	(2,469,928)	41,679
Ballard Power Systems, Inc. (Canada)	USFF -1.048%	Weekly	MS	07/18/30	(1,687)	(4,307)	(4,285)	(23)
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(14,443)	(1,223,886)	(1,063,005)	131,085
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,635)	(247,372)	(270,973)	(31,122)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(10,698)	(305,174)	(325,433)	(26,125)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(25,620)	(1,335,727)	(1,533,357)	(223,437)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(72,654)	(1,689,926)	(1,834,513)	(177,248)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,347)	(1,687,194)	(1,721,402)	(66,816)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(71)	(7,741)	(7,707)	(76)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,535)	(705,682)	(744,099)	(52,979)
Douglas Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,614)	(51,623)	(52,697)	(2,368)
Dover Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,355)	(468,794)	(459,790)	41
Ducommun, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,219)	(114,611)	(115,963)	(3,531)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,268)	(796,561)	(797,954)	(16,767)
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(993)	(101,675)	(145,723)	(55,126)
Enovix Corp.	USFF -0.740%	Weekly	MS	07/18/30	(56,707)	(473,987)	(414,528)	50,326
Eos Energy Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,593)	(143,366)	(144,316)	(3,685)
Esab Corp.	USFF -0.250%	Weekly	MS	07/18/30	(22,412)	(2,579,903)	(2,503,869)	22,886
Eve Holding, Inc.	USFF -1.390%	Weekly	MS	07/18/30	(27,830)	(118,934)	(111,042)	5,630
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,970)	(185,397)	(188,194)	(7,354)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,779)	(274,798)	(301,718)	(35,884)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,823)	(256,075)	(189,009)	62,150
Graham Corp.	USFF -0.250%	Weekly	MS	07/18/30	(717)	(46,914)	(46,053)	(7)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,189)	(787,014)	(769,944)	(4,561)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,294)	(104,579)	(104,486)	(2,656)
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	07/18/30	(17,262)	(151,290)	(149,489)	(1,087)
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(33,300)	(305,581)	(540,459)	(240,751)
Kadant, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(47)	(13,498)	(13,396)	(120)
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,796)	(252,221)	(277,753)	(30,374)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(28,943)	(627,286)	(822,271)	(215,091)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(19,285)	$(1,465,008)	$(1,463,924)	$(28,920)
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,681)	(1,849,025)	(1,787,420)	21,247
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,818)	(460,914)	(375,081)	76,953
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(998)	(243,135)	(239,161)	(1,480)
MasTec, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(15,076)	(3,096,427)	(3,277,070)	(240,520)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,886)	(362,575)	(252,661)	103,077
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	07/18/30	(5,522)	(824,478)	(820,956)	(12,392)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(622)	(138,754)	(151,488)	(18,278)
National Presto Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/26	(766)	(77,566)	(81,778)	(5,674)
Power Solutions International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,709)	(245,077)	(211,932)	29,089
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,303)	(344,771)	(266,120)	67,329
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,462)	(642,301)	(617,052)	12,841
QXO, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(30,485)	(644,172)	(588,056)	44,067
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(681)	(296,124)	(305,381)	(14,948)
Redwire Corp.	USFF -3.090%	Weekly	MS	07/18/30	(79,111)	(704,259)	(601,244)	89,427
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(53,174)	(1,787,137)	(1,867,471)	(114,876)
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(212,317)	(1,639,702)	(1,804,694)	(196,681)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(23,620)	(675,833)	(677,422)	(14,627)
Stratasys Ltd. (Israel)	USFF -0.590%	Weekly	MS	07/18/30	(361)	(3,129)	(3,133)	(26)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(41,533)	(771,879)	(764,207)	(7,225)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,491)	(489,483)	(453,250)	21,082
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(858)	(105,059)	(48,674)	54,652
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(154)	(208,756)	(204,797)	(42)
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(694)	(336,501)	(233,843)	92,282
WESCO International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(465)	(119,483)	(113,758)	3,601
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	07/18/30	(6,381)	(1,311,418)	(1,362,024)	(77,397)
					(1,077,460)	(43,179,693)	(42,877,108)	(614,411)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,319)	(706,071)	(605,694)	81,384
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(122,245)	(1,196,592)	(980,405)	193,036
Booz Allen Hamilton Holding Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,177)	(391,311)	(352,372)	35,675

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(3,031)	$(239,414)	$(237,539)	$(3,197)
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(30,165)	(405,423)	(382,191)	15,427
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,670)	(808,104)	(751,200)	40,921
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,255)	(647,039)	(416,465)	218,093
Clarivate PLC (Jersey)	USFF -0.260%	Weekly	MS	07/11/28	(228,540)	(1,163,635)	(763,324)	377,835
Concentrix Corp.	USFF -0.250%	Weekly	MS	07/18/30	(978)	(40,976)	(40,665)	(443)
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,065)	(427,297)	(459,882)	(40,814)
Enviri Corp.	USFF -0.250%	Weekly	MS	07/18/30	(14,177)	(171,978)	(254,052)	(85,715)
First Advantage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,239)	(105,868)	(105,183)	(1,332)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,271)	(194,082)	(219,769)	(30,353)
ICF International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,063)	(178,518)	(175,974)	(872)
Innodata, Inc.	USFF -0.590%	Weekly	MS	07/18/30	(838)	(60,472)	(42,696)	16,644
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,253)	(1,604,517)	(1,093,956)	442,105
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(36,130)	(355,414)	(358,771)	(10,195)
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(41,029)	(1,484,433)	(1,219,792)	210,084
Maximus, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,050)	(628,923)	(608,556)	6,211
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,056)	(237,564)	(183,824)	41,716
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(628)	(112,303)	(100,568)	8,918
OPENLANE, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,049)	(398,616)	(418,379)	(27,437)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/17/30	(12,309)	(1,035,074)	(760,696)	258,338
Robert Half, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,973)	(157,149)	(162,227)	(11,604)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	07/16/29	(20,047)	(2,050,251)	(2,017,931)	(11,675)
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,461)	(467,907)	(477,401)	(19,408)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(11,794)	(1,036,413)	(1,011,335)	4,653
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(452)	(43,871)	(26,727)	15,889
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(7,343)	(582,608)	(579,069)	(9,492)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/17/30	(16,521)	(389,603)	(370,236)	11,868
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(101,663)	(818,828)	(678,092)	123,806
Waste Management, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(267)	(58,723)	(58,663)	(1,037)
					(788,058)	(18,198,977)	(15,913,634)	1,849,029
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,489)	(416,357)	(424,110)	(17,856)
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(39,387)	(856,630)	(1,038,635)	(201,519)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,928)	(145,737)	(133,713)	9,243
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(858)	(198,683)	(199,511)	(4,633)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Build-A-Bear Workshop, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(986)	$(57,657)	$(60,412)	$(3,832)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,433)	(1,973,083)	(2,147,022)	(212,079)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(31,164)	(574,645)	(303,226)	251,803
Carvana Co.	USFF -0.250%	Weekly	MS	07/18/30	(7,352)	(2,741,475)	(3,102,691)	(417,259)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,238)	(3,923,585)	(3,610,577)	219,412
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,957)	(364,055)	(274,816)	82,233
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,807)	(496,410)	(353,588)	133,255
Guess?, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,024)	(102,018)	(100,902)	(2,729)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,214)	(493,535)	(489,873)	(5,849)
RH	USFF -0.250%	Weekly	MS	01/17/30	(1,051)	(252,000)	(188,287)	58,876
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(38,151)	(411,739)	(356,330)	47,480
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(20,861)	(488,283)	(366,319)	98,843
Valvoline, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,292)	(160,371)	(153,786)	3,522
					(209,192)	(13,656,263)	(13,303,798)	38,911
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,242)	(334,254)	(338,596)	(12,931)
Canada Goose Holdings, Inc. (Canada)	USFF -1.340%	Weekly	MS	07/18/30	(200)	(2,596)	(2,590)	(5)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	07/18/30	(2,407)	(127,577)	(132,602)	(8,040)
Crocs, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,198)	(188,600)	(187,973)	(3,401)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(40,130)	(256,679)	(455,877)	(207,121)
KB Home	USFF -0.250%	Weekly	MS	07/18/30	(1,165)	(66,237)	(65,718)	(723)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,999)	(321,326)	(244,299)	69,612
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(126,667)	(2,418,946)	(2,513,073)	(145,971)
Newell Brands, Inc.	USFF -0.260%	Weekly	MS	01/17/30	(55,085)	(304,678)	(204,916)	85,404
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	07/18/30	(5,680)	(346,977)	(361,873)	(21,570)
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,979)	(245,020)	(101,882)	132,790
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,125)	(97,153)	(69,381)	24,640
TopBuild Corp.	USFF -0.250%	Weekly	MS	07/18/30	(583)	(252,051)	(243,222)	4,176
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,310)	(180,688)	(167,106)	10,125
VF Corp.	USFF -0.250%	Weekly	MS	07/18/30	(34,352)	(514,644)	(621,084)	(119,473)
Whirlpool Corp.	USFF -1.290%	Weekly	MS	07/11/28	(907)	(73,598)	(65,431)	6,631
					(288,029)	(5,731,024)	(5,775,623)	(185,857)
Consumer Services
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,122)	(125,529)	(37,773)	79,684

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Brightstar Lottery PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/17/30	(8,610)	$(149,249)	$(133,283)	$5,232
Brinker International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,528)	(516,106)	(506,339)	(716)
Cava Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,493)	(175,591)	(146,314)	25,918
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(15,913)	(591,572)	(588,781)	(8,617)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(109,282)	(1,011,139)	(804,316)	187,297
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,445)	(300,386)	(136,893)	157,719
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(1,645)	(382,574)	(372,560)	2,650
Dutch Bros, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(1,734)	(97,559)	(106,155)	(10,445)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(35,200)	(630,458)	(530,816)	87,482
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(9,989)	(2,113,135)	(2,148,035)	(75,749)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(1,984)	(302,700)	(318,075)	(21,503)
Krispy Kreme, Inc.	USFF -0.300%	Weekly	MS	07/08/27	(14,998)	(225,025)	(60,292)	161,258
Kura Sushi USA, Inc., Class A	USFF -0.890%	Weekly	MS	07/18/30	(7,462)	(528,971)	(390,486)	128,476
Lincoln Educational Services Corp.	USFF -0.250%	Weekly	MS	07/18/30	(5,106)	(114,208)	(123,310)	(11,376)
Lucky Strike Entertainment Corp.	USFF -11.990%	Weekly	MS	07/18/30	(900)	(7,620)	(7,623)	(134)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(71,658)	(1,434,966)	(1,599,407)	(192,956)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(9,712)	(201,519)	(201,427)	(4,650)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(10,000)	(578,105)	(619,500)	(55,044)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/18/30	(5,545)	(1,587,007)	(1,546,611)	3,943
Serve Robotics, Inc.	USFF -3.340%	Weekly	MS	07/18/30	(21,188)	(247,674)	(219,931)	22,989
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(68,153)	(1,787,651)	(1,045,467)	707,632
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(67,494)	(694,905)	(456,259)	225,238
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,063)	(367,394)	(342,458)	17,250

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Udemy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,019)	$(112,313)	$(93,711)	$16,467
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(28,493)	(846,146)	(744,522)	85,290
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(33,528)	(284,737)	(279,288)	(3,438)
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(219)	(16,683)	(16,548)	(148)
					(567,483)	(15,430,922)	(13,576,180)	1,529,749
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,482)	(894,846)	(853,664)	26,378
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,810)	(2,107,187)	(2,105,825)	(39,373)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/18/30	(3,300)	(202,301)	(205,689)	(7,263)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,293)	(221,832)	(225,735)	(9,440)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,217)	(418,392)	(414,581)	(4,245)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(16,417)	(1,518,736)	(1,476,217)	13,171
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(839)	(106,679)	(102,920)	1,738
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,714)	(267,221)	(238,030)	22,437
					(50,072)	(5,737,194)	(5,622,661)	3,403
Energy
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(52,171)	(1,312,155)	(1,357,489)	(93,875)
Atlas Energy Solutions, Inc.	USFF -0.590%	Weekly	MS	01/12/29	(41,223)	(622,037)	(388,321)	198,816
BW LPG Ltd. (Singapore)	USFF -1.390%	Weekly	MS	01/17/30	(21,750)	(271,499)	(284,925)	(33,677)
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(60,101)	(1,936,827)	(2,034,419)	(165,568)
Chevron Corp.	USFF -0.250%	Weekly	MS	07/18/30	(18,369)	(2,767,337)	(2,799,619)	(85,792)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/18/30	(1,218)	(115,541)	(112,909)	91
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(23,674)	(1,956,044)	(2,095,386)	(185,536)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,604)	(303,403)	(305,417)	(13,667)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/27/26	(18,994)	(179,158)	(159,360)	11,337
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,032)	(310,499)	(238,229)	64,251
Denison Mines Corp. (Canada)	USFF -0.285%	Weekly	MS	07/18/30	(351,781)	(945,352)	(935,737)	(8,638)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,864)	(494,533)	(430,545)	44,741
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/17/30	(10,199)	(293,121)	(248,244)	26,237

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Energy Fuels, Inc. (Canada)	USFF -0.640%	Weekly	MS	07/18/30	(11,094)	$(163,189)	$(161,307)	$(1,236)
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(26,413)	(2,825,032)	(2,773,629)	(3,222)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(17,082)	(456,657)	(479,150)	(32,158)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(71,940)	(1,522,360)	(2,063,239)	(591,710)
Kinetik Holdings, Inc.	USFF -1.490%	Weekly	MS	01/07/27	(7,183)	(273,188)	(258,947)	(64,852)
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(46,456)	(894,761)	(857,578)	5,783
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/18/30	(20,521)	(3,876,199)	(3,337,330)	446,394
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(11,041)	(546,957)	(468,580)	60,564
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(18,959)	(164,609)	(174,423)	(12,960)
NextDecade Corp.	USFF -0.540%	Weekly	MS	01/12/29	(210,800)	(1,441,321)	(1,110,916)	302,554
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(57,973)	(197,960)	(199,427)	(10,462)
Northern Oil & Gas, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,607)	(146,301)	(141,852)	(1,328)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,259)	(686,254)	(533,536)	117,047
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	07/18/30	(39,456)	(1,160,411)	(1,171,843)	(35,949)
ProFrac Holding Corp., Class A	USFF -0.790%	Weekly	MS	07/18/30	(181)	(705)	(704)	27
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(39,238)	(404,778)	(373,153)	23,813
Sable Offshore Corp.	USFF -0.890%	Weekly	MS	07/18/30	(9,032)	(78,114)	(81,469)	(4,828)
Seadrill Ltd. (Bermuda)	USFF -0.640%	Weekly	MS	01/17/30	(23,809)	(696,001)	(823,791)	(141,219)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(71,597)	(705,635)	(753,200)	(72,148)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(12,689)	(134,758)	(99,101)	19,501
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	07/18/30	(27,228)	(1,031,958)	(1,045,011)	(37,171)
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(67,663)	(1,618,743)	(1,265,298)	295,942
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(75,111)	(616,105)	(703,790)	(99,567)
Venture Global, Inc., Class A	USFF -4.340%	Weekly	MS	07/18/30	(55,017)	(356,174)	(375,216)	(25,931)
					(1,556,329)	(31,505,676)	(30,643,090)	(104,396)
Financial Services
Chime Financial, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(6,193)	(150,600)	(155,878)	(8,153)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(544)	(316,313)	(312,109)	(1,878)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(27,515)	(391,423)	(379,707)	4,181

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
S&P Global, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,943)	$(1,024,643)	$(1,015,392)	$(10,537)
Shift4 Payments, Inc., Class A	USFF -2.190%	Weekly	MS	07/18/30	(4,993)	(349,519)	(314,409)	28,385
					(41,188)	(2,232,498)	(2,177,495)	11,998
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(28,125)	(2,531,127)	(2,505,375)	(47,995)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,551)	(347,864)	(345,383)	(4,211)
Conagra Brands, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,749)	(430,632)	(428,405)	(2,946)
General Mills, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,680)	(499,900)	(496,620)	(6,354)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/18/30	(48,402)	(1,158,578)	(1,147,127)	(10,929)
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(3,853)	(432,546)	(376,862)	46,499
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(821)	(71,850)	(57,963)	10,558
Marzetti Company (The)	USFF -0.250%	Weekly	MS	01/17/30	(975)	(177,085)	(160,309)	11,915
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,368)	(162,083)	(161,284)	(2,299)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,522)	(2,265,744)	(2,230,804)	(8,863)
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(165,263)	(3,856,932)	(2,702,050)	1,061,130
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(664)	(13,396)	(13,333)	(157)
Turning Point Brands, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(46)	(4,987)	(4,986)	(56)
Universal Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,967)	(164,782)	(156,509)	3,636
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(32,003)	(407,615)	(332,191)	63,171
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/18/30	(3,917)	(166,559)	(207,640)	(46,603)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,722)	(411,420)	(342,461)	61,037
					(365,628)	(13,103,100)	(11,669,302)	1,127,533
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(47,217)	(2,012,939)	(670,009)	1,304,020
Alcon AG (Switzerland)	USFF -0.250%	Weekly	MS	07/18/30	(1,498)	(122,728)	(118,057)	2,137
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,911)	(372,844)	(320,322)	45,346
Bausch + Lomb Corp. (Canada)	USFF -0.740%	Weekly	MS	01/17/30	(25,856)	(355,944)	(441,620)	(92,675)
Baxter International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(20,166)	(386,706)	(385,372)	(6,110)
Centene Corp.	USFF -0.250%	Weekly	MS	07/18/30	(16,027)	(604,318)	(659,511)	(66,847)
Claritev Corp.	USFF -0.940%	Weekly	MS	07/18/30	(1,434)	(69,688)	(61,304)	7,075
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(1,169)	(107,464)	(95,811)	9,612
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(194,206)	(2,355,108)	(2,219,775)	50,630
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,109)	(445,388)	(242,664)	194,145

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GE HealthCare Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,741)	$(737,803)	$(716,937)	$8,460
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(20,276)	(166,713)	(54,948)	111,523
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,203)	(632,212)	(695,563)	(75,545)
Hims & Hers Health, Inc.	USFF -0.490%	Weekly	MS	07/18/30	(12,898)	(583,553)	(418,798)	153,503
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,285)	(763,849)	(579,666)	169,182
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/18/30	(8,281)	(755,454)	(649,479)	91,396
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(68,381)	(1,504,030)	(849,292)	625,741
iRadimed Corp.	USFF -0.250%	Weekly	MS	07/18/30	(62)	(6,044)	(6,031)	(65)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(35,082)	(2,151,960)	(2,334,707)	(224,349)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,186)	(1,490,496)	(1,594,138)	(132,445)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(38,860)	(633,037)	(271,631)	355,102
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(41,837)	(357,415)	(492,003)	(142,978)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(98,322)	(1,632,434)	(1,271,303)	329,250
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(69,256)	(2,084,709)	(2,206,496)	(162,087)
Penumbra, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,747)	(548,200)	(543,160)	(5,528)
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,151)	(506,587)	(408,635)	88,188
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(10,048)	(385,787)	(316,110)	62,251
Pulse Biosciences, Inc.	USFF -4.890%	Weekly	MS	07/18/30	(61)	(836)	(838)	21
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(12,883)	(356,706)	(367,938)	(18,096)
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,503)	(252,706)	(249,939)	(2,084)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,891)	(1,035,977)	(539,066)	476,914
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(80,001)	(732,652)	(560,007)	158,507
Teleflex, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(21,171)	(2,457,195)	(2,583,709)	(176,045)
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	07/18/30	(1,457)	(310,740)	(289,535)	15,231
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,913)	(222,869)	(227,476)	(9,173)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,854)	(1,015,352)	(975,992)	16,641
					(959,943)	(28,158,443)	(24,417,842)	3,160,848
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(24,412)	(655,030)	(416,225)	216,727
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,501)	(542,959)	(418,296)	114,196

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,537)	$(178,979)	$(189,691)	$(14,906)
Oddity Tech Ltd., Class A (Israel)	USFF -0.250%	Weekly	MS	07/18/30	(8,513)	(373,274)	(342,052)	24,077
Olaplex Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,130)	(9,686)	(10,894)	(1,357)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,319)	(898,191)	(727,807)	133,564
					(68,412)	(2,658,119)	(2,104,965)	472,301
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4)	(1,280)	(988)	285
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/18/30	(109,847)	(937,247)	(916,124)	(26,874)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,355)	(997,930)	(1,018,976)	(40,317)
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,318)	(990,639)	(1,074,717)	(112,255)
Avient Corp.	USFF -0.250%	Weekly	MS	07/18/30	(17,569)	(532,410)	(548,856)	(30,198)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -1.440%	Weekly	MS	07/18/30	(42,391)	(232,728)	(263,248)	(34,985)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(41,447)	(1,299,016)	(1,339,153)	(65,234)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,017)	(94,651)	(42,999)	47,431
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/18/30	(7,306)	(226,135)	(286,249)	(64,451)
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(59,554)	(770,223)	(790,877)	(35,519)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(53,586)	(2,256,811)	(1,252,841)	839,535
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,302)	(502,191)	(475,777)	15,874
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	07/18/30	(7,117)	(484,742)	(454,278)	9,107
Ecolab, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,196)	(847,256)	(839,014)	(10,109)
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,979)	(226,462)	(243,046)	(21,122)
ERO Copper Corp. (Canada)	USFF -0.690%	Weekly	MS	07/18/30	(9,796)	(170,288)	(277,129)	(110,097)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(27,296)	(331,197)	(454,751)	(129,998)
FMC Corp.	USFF -0.250%	Weekly	MS	01/07/27	(10,526)	(435,200)	(145,996)	268,430
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(26,611)	(666,468)	(400,762)	244,233
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,265)	(337,760)	(321,766)	8,683
Hudbay Minerals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(33,247)	(643,415)	(659,953)	(28,934)
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,748)	(693,953)	(669,572)	7,017
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(15,654)	(798,952)	(616,611)	149,477
James Hardie Industries PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(18,350)	(344,316)	(380,762)	(43,070)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,745)	$(205,952)	$(315,291)	$(118,081)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(9,831)	(830,633)	(691,611)	122,988
Lithium Americas Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(166,232)	(845,940)	(724,772)	104,839
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/18/30	(5,254)	(415,067)	(424,313)	(17,816)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(304)	(189,979)	(189,289)	(3,199)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(13,402)	(481,437)	(532,327)	(63,550)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(17,322)	(594,021)	(417,287)	160,400
MP Materials Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,601)	(263,100)	(232,443)	25,606
Nucor Corp.	USFF -0.250%	Weekly	MS	07/18/30	(880)	(126,284)	(143,537)	(22,518)
Olin Corp.	USFF -0.250%	Weekly	MS	07/18/30	(36,516)	(738,003)	(760,628)	(44,037)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(67,633)	(740,967)	(911,017)	(187,166)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	07/18/30	(4,441)	(889,511)	(915,867)	(47,963)
Perpetua Resources Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(5,372)	(92,891)	(130,056)	(38,923)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,210)	(297,247)	(303,455)	(12,808)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(64,078)	(1,451,618)	(1,153,404)	270,164
Reliance, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,075)	(299,642)	(310,535)	(17,741)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,125)	(2,294,591)	(2,695,266)	(455,956)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/18/30	(914)	(87,306)	(85,870)	(214)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,487)	(896,682)	(705,950)	164,469
Skeena Resources Ltd. (Canada)	USFF -0.540%	Weekly	MS	07/18/30	(9,340)	(160,980)	(221,638)	(63,989)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(6,841)	(323,614)	(298,541)	6,902
Sylvamo Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,631)	(206,533)	(222,983)	(21,467)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(134,985)	(367,892)	(764,015)	(407,005)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(13,510)	(588,952)	(646,994)	(70,821)
TMC the metals Co., Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(6,370)	(39,599)	(39,303)	(431)
Triple Flag Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(9,013)	(279,847)	(299,412)	(25,396)
Tronox Holdings PLC (United Kingdom)	USFF -0.261%	Weekly	MS	01/12/29	(62,919)	(474,740)	(262,372)	191,830
United States Antimony Corp.	USFF -0.250%	Weekly	MS	07/18/30	(71,288)	(442,177)	(357,866)	75,795
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,142)	(301,882)	(365,200)	(74,221)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(2,751)	$(200,310)	$(168,114)	$26,268
Westlake Corp.	USFF -0.250%	Weekly	MS	01/17/30	(15,491)	(1,153,580)	(1,145,405)	(30,598)
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(5,252)	(625,236)	(617,215)	(4,038)
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,224)	(167,682)	(180,855)	(17,203)
					(1,333,660)	(31,895,165)	(30,707,276)	241,029
Media & Entertainment
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(5,684)	(431,176)	(617,851)	(194,979)
fuboTV, Inc., Class A	USFF -0.268%	Weekly	MS	01/17/30	(80,212)	(302,185)	(202,134)	94,242
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,376)	(238,698)	(140,491)	93,627
Ibotta, Inc., Class A	USFF -0.540%	Weekly	MS	01/17/30	(12,087)	(473,695)	(274,738)	189,860
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,756)	(880,436)	(820,230)	43,209
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,417)	(1,551,024)	(1,918,407)	(401,327)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,037)	(201,941)	(210,563)	(12,490)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(6,258)	(558,249)	(507,086)	40,400
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,395)	(126,471)	(130,224)	(6,867)
Sirius XM Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,741)	(213,535)	(194,771)	14,078
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(30,709)	(271,895)	(247,822)	18,924
Taboola.com Ltd. (Israel)	USFF -1.140%	Weekly	MS	07/18/30	(2,894)	(13,208)	(13,341)	(349)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,851)	(793,471)	(804,859)	(28,410)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/18/30	(24,349)	(1,080,273)	(924,288)	135,121
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(29,759)	(790,657)	(857,654)	(90,179)
Webtoon Entertainment, Inc.	USFF -2.640%	Weekly	MS	07/18/30	(7,833)	(103,530)	(102,064)	(498)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,437)	(324,666)	(279,034)	39,388
					(269,795)	(8,355,110)	(8,245,557)	(66,250)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.770%	Weekly	MS	07/11/28	(118,892)	(400,221)	(406,611)	(14,094)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(58,212)	(966,650)	(1,061,787)	(115,206)
Arcellx, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(37)	(2,389)	(2,412)	(31)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(6,285)	$(168,805)	$(70,958)	$94,620
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,946)	(175,451)	(175,081)	(2,985)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,430)	(256,963)	(201,718)	49,326
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,486)	(372,073)	(258,445)	104,999
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,126)	(1,124,282)	(456,785)	645,781
CorMedix, Inc.	USFF -0.840%	Weekly	MS	07/18/30	(1,698)	(20,977)	(19,748)	862
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,672)	(375,561)	(357,132)	11,201
CytomX Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,096)	(13,171)	(13,189)	(234)
Danaher Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,018)	(453,951)	(461,961)	(17,293)
Disc Medicine, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(205)	(16,108)	(16,279)	(443)
Dyne Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,455)	(125,745)	(126,260)	(2,909)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/18/30	(471)	(507,171)	(506,174)	(8,778)
EyePoint, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,678)	(331,293)	(450,867)	(126,177)
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,274)	(124,175)	(211,726)	(91,175)
Geron Corp.	USFF -0.250%	Weekly	MS	07/18/30	(692)	(918)	(913)	26
ImmunityBio, Inc.	USFF -4.249%	Weekly	MS	07/18/30	(321)	(631)	(636)	22
Krystal Biotech, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(228)	(55,755)	(56,211)	(1,496)
LENZ Therapeutics, Inc.	USFF -0.940%	Weekly	MS	07/18/30	(7,962)	(222,996)	(127,392)	91,328
Merck & Co., Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,438)	(468,182)	(467,144)	(6,080)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,527)	(379,519)	(467,718)	(95,503)
Organon & Co.	USFF -0.250%	Weekly	MS	01/17/30	(75,686)	(789,885)	(542,669)	230,240
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,020)	(345,246)	(362,838)	(24,233)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(57,756)	(789,693)	(803,964)	(38,481)
Personalis, Inc.	USFF -0.690%	Weekly	MS	07/18/30	(7,548)	(66,897)	(60,082)	5,559
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(2,875)	(113,064)	(107,410)	3,505
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(290)	(18,155)	(17,890)	(47)
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,425)	(959,527)	(1,259,879)	(337,987)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	07/18/30	(11,356)	(519,516)	(510,679)	(1,310)
Recursion Pharmaceuticals, Inc., Class A	USFF -1.012%	Weekly	MS	07/18/30	(2,451)	(10,029)	(10,025)	(151)
Repligen Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,262)	(719,696)	(698,371)	7,438
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,470)	(397,567)	(432,472)	(42,737)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26,623)	$(1,635,155)	$(572,927)	$1,030,627
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(18,406)	(536,945)	(584,206)	(57,612)
Summit Therapeutics, Inc.	USFF -0.840%	Weekly	MS	07/18/30	(82)	(1,429)	(1,434)	7
Tempus AI, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,046)	(517,175)	(416,066)	91,141
Twist Bioscience Corp.	USFF -0.250%	Weekly	MS	07/18/30	(57)	(1,809)	(1,808)	5
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,411)	(311,270)	(239,453)	65,833
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,955)	(201,799)	(182,484)	15,449
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,249)	(574,957)	(566,247)	(2,376)
Viatris, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(107,579)	(1,161,785)	(1,339,359)	(217,018)
Waters Corp.	USFF -0.250%	Weekly	MS	07/18/30	(817)	(287,728)	(310,321)	(28,397)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(41)	(16,328)	(11,281)	12,346
					(690,554)	(16,538,642)	(14,949,012)	1,227,562
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(29,810)	(931,650)	(1,176,004)	(262,342)
Aehr Test Systems	USFF -1.240%	Weekly	MS	07/18/30	(12,140)	(292,329)	(245,107)	41,631
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(4,224)	(142,286)	(83,677)	55,894
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/18/30	(4,935)	(351,773)	(349,595)	(4,590)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,416)	(286,700)	(253,304)	27,918
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,397)	(139,446)	(102,318)	34,592
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,877)	(826,715)	(797,308)	13,449
FormFactor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,220)	(198,503)	(346,952)	(158,532)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,385)	(558,415)	(518,701)	17,230
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/18/30	(5,971)	(389,314)	(439,346)	(57,527)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,032)	(292,855)	(348,041)	(66,916)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(26,916)	(1,791,609)	(1,715,088)	43,524
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,007)	(222,309)	(158,965)	59,081
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,043)	(112,118)	(115,347)	(5,359)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Penguin Solutions, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,974)	$(103,163)	$(97,291)	$3,915
Photronics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,362)	(45,604)	(43,584)	1,176
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,048)	(478,729)	(463,726)	5,778
Rigetti Computing, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(65,938)	(1,538,410)	(1,460,527)	48,154
SkyWater Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(925)	(17,449)	(16,798)	352
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,335)	(146,674)	(109,806)	34,070
Wolfspeed, Inc.	USFF -1.790%	Weekly	MS	07/18/30	(42,740)	(798,088)	(744,103)	38,580
					(277,695)	(9,664,139)	(9,585,588)	(129,922)
Software & Services
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,242)	(55,577)	(55,925)	(1,383)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,341)	(1,011,859)	(1,076,752)	(85,604)
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,137)	(235,761)	(233,861)	(2,865)
Applied Digital Corp.	USFF -0.250%	Weekly	MS	07/18/30	(16,782)	(394,861)	(411,495)	(24,235)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,411)	(415,001)	(409,754)	(2,744)
Blend Labs, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(102,602)	(326,348)	(311,910)	8,162
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(24,593)	(419,953)	(331,514)	80,353
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,064)	(129,654)	(103,859)	23,326
Cleanspark, Inc.	USFF -0.540%	Weekly	MS	07/18/30	(10,486)	(109,822)	(106,118)	1,617
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(34,598)	(725,529)	(834,504)	(122,974)
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,519)	(320,119)	(315,782)	(1,818)
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(3,712)	(87,863)	(112,251)	(29,744)
Core Scientific, Inc.	USFF -0.640%	Weekly	MS	01/17/30	(28,531)	(344,861)	(415,411)	(77,185)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(24,333)	(2,306,308)	(1,742,486)	519,234
Daily Journal Corp.	USFF -0.590%	Weekly	MS	07/18/30	(616)	(319,257)	(300,189)	12,929
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,068)	(659,352)	(676,952)	(30,320)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(98,416)	(1,093,462)	(1,125,879)	(53,537)
D-Wave Quantum, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(16,727)	(383,510)	(437,411)	(61,283)
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/18/30	(21,243)	(302,673)	(311,210)	(14,441)
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	07/18/30	(20,864)	(1,535,098)	(1,573,980)	(68,547)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/18/30	(299)	$(555,910)	$(505,495)	$39,993
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35,321)	(1,386,180)	(708,186)	651,710
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(19,494)	(804,652)	(731,610)	57,511
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(25,377)	(2,191,993)	(1,658,894)	488,361
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,941)	(154,649)	(162,007)	(10,641)
Hive Digital Technologies Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(433,683)	(1,359,933)	(1,118,902)	216,293
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,302)	(78,994)	(68,979)	8,763
Karooooo Ltd. (Singapore)	USFF -2.190%	Weekly	MS	07/18/30	(261)	(12,028)	(11,876)	(41)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,750)	(112,790)	(89,293)	22,664
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(25,485)	(723,848)	(307,859)	402,053
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,368)	(183,367)	(158,471)	21,387
Quantum Computing, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(40,219)	(577,361)	(412,647)	153,581
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(28,939)	(503,532)	(439,873)	53,955
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(30,134)	(284,703)	(358,293)	(79,061)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(19,403)	(430,525)	(291,045)	131,189
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(4,529)	(761,158)	(729,033)	22,033
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(3,141)	(690,066)	(689,010)	(12,257)
SoundHound AI, Inc., Class A	USFF -0.790%	Weekly	MS	07/18/30	(42,105)	(499,489)	(419,787)	70,076
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(7,674)	(248,395)	(86,486)	157,379
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,546)	(1,037,032)	(850,835)	166,170
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,242)	(4,204,823)	(4,341,152)	(217,654)
Terawulf, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(36,587)	(446,312)	(420,385)	17,330
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(66,735)	(2,224,805)	(2,188,908)	(7,114)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(77,163)	(2,354,771)	(1,540,945)	769,593
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,370)	(2,193,874)	(2,107,500)	43,961
					(1,421,353)	(35,198,058)	(31,284,714)	3,236,175
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,457)	(74,199)	(73,491)	(688)
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(77,653)	(1,119,000)	(1,031,232)	66,155
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(19,153)	(443,683)	(667,674)	(232,537)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Arlo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(22,303)	$(311,260)	$(312,019)	$(6,743)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,036)	(1,345,892)	(1,326,126)	(6,239)
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,066)	(99,912)	(99,333)	(2,042)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	01/17/30	(5,072)	(691,870)	(860,363)	(182,055)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,122)	(429,795)	(576,228)	(154,710)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(4,139)	(263,978)	(194,823)	62,702
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	07/18/30	(3,488)	(1,558,596)	(1,588,017)	(83,254)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(688)	(10,831)	(6,804)	4,571
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,229)	(415,623)	(263,067)	144,553
IonQ, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,361)	(439,298)	(420,028)	10,808
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,040)	(328,438)	(289,264)	33,093
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(959)	(367,803)	(367,604)	(6,878)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,694)	(257,602)	(237,794)	14,862
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(3,812)	(486,226)	(453,590)	23,267
Plexus Corp.	USFF -0.250%	Weekly	MS	07/18/30	(883)	(130,156)	(129,801)	(2,409)
Powerfleet, Inc. NJ	USFF -0.250%	Weekly	MS	07/18/30	(2,173)	(11,758)	(11,560)	9
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(22,803)	(1,574,825)	(1,528,029)	16,362
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(96,917)	(1,722,823)	(1,404,327)	254,302
Vontier Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,169)	(157,434)	(155,003)	(576)
					(316,217)	(12,241,002)	(11,996,177)	(47,447)
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,541)	(180,943)	(136,248)	(18,979)
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(40,272)	(935,213)	(959,279)	(53,882)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(41,242)	(1,500,958)	(889,178)	560,531
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,636)	(1,096,655)	(1,128,243)	(53,537)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	01/05/26	(17,317)	(333,551)	(200,185)	83,748
					(131,008)	(4,047,320)	(3,313,133)	517,881
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,834)	(430,587)	(394,050)	29,353
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,956)	(1,191,196)	(887,016)	275,983

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(6,773)	$(482,998)	$(498,696)	$(26,914)
Frontier Group Holdings, Inc.	USFF -0.264%	Weekly	MS	07/16/29	(53,322)	(300,269)	(251,147)	43,352
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,755)	(172,570)	(145,023)	25,968
Hertz Global Holdings, Inc.	USFF -0.990%	Weekly	MS	01/17/30	(15,288)	(104,490)	(78,580)	23,927
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(14,573)	(546,429)	(620,956)	(86,563)
JetBlue Airways Corp.	USFF -0.256%	Weekly	MS	07/16/29	(34,262)	(178,516)	(155,892)	19,209
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(38,906)	(1,742,460)	(2,034,006)	(332,213)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(34,667)	(953,209)	(438,191)	500,569
Ryder System, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,794)	(680,875)	(726,134)	(58,639)
Saia, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,010)	(493,800)	(329,785)	154,499
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/18/30	(38,083)	(1,280,804)	(1,573,970)	(324,283)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,008)	(330,972)	(336,355)	(11,748)
					(266,231)	(8,889,175)	(8,469,801)	232,500
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(59,482)	(974,925)	(852,972)	41,756
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,191)	(394,432)	(392,761)	(22,681)
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(8,802)	(297,114)	(337,469)	(51,911)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(16,734)	(795,082)	(725,084)	39,308
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,686)	(441,613)	(459,865)	(35,584)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/18/30	(15,840)	(480,439)	(526,838)	(66,130)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,762)	(265,799)	(263,077)	(6,610)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(26,705)	(1,629,674)	(1,564,646)	11,625
DTE Energy Co.	USFF -0.250%	Weekly	MS	07/18/30	(685)	(95,425)	(88,351)	4,468
Edison International	USFF -0.250%	Weekly	MS	07/18/30	(614)	(36,956)	(36,852)	(572)
Emera, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(27)	(1,332)	(1,329)	16
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(10,098)	(525,232)	(494,701)	6,847
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,333)	(385,038)	(421,824)	(57,049)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	07/18/30	(2,319)	(120,336)	(116,924)	849
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,902)	(658,468)	(641,160)	(8,003)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,919)	(2,478,510)	(2,401,897)	5,190
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(16,136)	(671,127)	(673,839)	(20,306)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(15,964)	(715,937)	(746,157)	(92,674)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,001)	(457,955)	(451,845)	(7,395)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Oklo, Inc.	USFF -0.540%	Weekly	MS	07/18/30	(5,890)	$(477,892)	$(422,666)	$46,018
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,294)	(121,265)	(114,778)	856
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,140)	(151,778)	(150,689)	(12,259)
PPL Corp.	USFF -0.250%	Weekly	MS	07/18/30	(22,464)	(828,555)	(786,689)	17,635
Sempra	USFF -0.250%	Weekly	MS	07/16/29	(5,796)	(493,677)	(511,729)	(44,546)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(2,618)	(239,914)	(228,290)	4,173
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,864)	(1,036,765)	(1,109,397)	(108,805)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,752)	(834,008)	(889,190)	(91,018)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(61,838)	(762,102)	(781,632)	(40,455)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,762)	(610,413)	(633,667)	(44,511)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,636)	(564,595)	(563,995)	(21,021)
					(391,254)	(17,546,358)	(17,390,313)	(552,789)

Total Reference Entity — Short						(328,008,022)	(307,558,442)	12,366,568
Net Value of Reference Entity						$33,887,495	$102,146,621	$67,209,480

*	Includes $(1,049,646) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $67,209,480, which are considered Level 2 as of and for the period ended December 31, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 87.8%
Automobiles & Components — 1.0%
American Axle & Manufacturing Holdings, Inc.*	5,181	$ 33,210
Aptiv PLC (Jersey)*	558	42,458
BorgWarner, Inc.	2,451	110,442
Dana, Inc.(a)	11,336	269,343
Ford Motor Co.(a)	21,074	276,491
Garrett Motion, Inc.	1,981	34,529
General Motors Co.(a)	3,129	254,450
Harley-Davidson, Inc.	859	17,601
Solid Power, Inc.*	3,481	14,794
Visteon Corp.	1,625	154,538
		1,207,856
Capital Goods — 12.4%
A. O. Smith Corp.	2,289	153,088
Advanced Drainage Systems, Inc.(a)	2,667	386,262
AECOM	727	69,305
AGCO Corp.	395	41,206
Allegion PLC (Ireland)	172	27,386
AMETEK, Inc.(a)	472	96,906
Armstrong World Industries, Inc.	106	20,257
ATI, Inc.*	1,137	130,482
ATS Corp. (Canada)*	3	83
AZZ, Inc.	501	53,698
Bloom Energy Corp., Class A(a)*	2,246	195,155
Blue Bird Corp.*	3,396	159,612
Caterpillar, Inc.	148	84,785
Comfort Systems USA, Inc.	186	173,592
Crane Co.(a)	1,479	272,772
Cummins, Inc.	280	142,926
Custom Truck One Source, Inc.*	22	127
Deere & Co.	177	82,406
DNOW, Inc.*	2,439	32,317
Donaldson Co., Inc.	1,196	106,037
Dycom Industries, Inc.(a)*	1,331	449,745
EMCOR Group, Inc.	103	63,014
Emerson Electric Co.	79	10,485
Enerpac Tool Group Corp.	1,054	40,305
Enpro, Inc.	173	37,045
ESCO Technologies, Inc.(a)	1,597	312,038
Fastenal Co.	478	19,182
Federal Signal Corp.	402	43,653
Flowserve Corp.	836	58,002
Fluor Corp.*	2,646	104,861
Fortive Corp.(a)	2,079	114,782
GE Vernova, Inc.(a)	269	175,810
General Dynamics Corp.(a)	1,896	638,307
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.	83	$ 25,566
Graco, Inc.(a)	2,265	185,662
Hayward Holdings, Inc.(a)*	20,404	315,242
HEICO Corp.	922	298,350
Helios Technologies, Inc.	49	2,621
Hexcel Corp.	1,380	101,982
Honeywell International, Inc.(a)	1,245	242,887
Howmet Aerospace, Inc.(a)	616	126,292
Hubbell, Inc.	356	158,103
Huntington Ingalls Industries, Inc.	170	57,812
IDEX Corp.	588	104,629
IES Holdings, Inc.*	135	52,518
Illinois Tool Works, Inc.	503	123,889
ITT, Inc.(a)	2,722	472,294
Johnson Controls International PLC (Ireland)	2,486	297,699
Lindsay Corp.	404	47,619
Lockheed Martin Corp.	125	60,459
Mercury Systems, Inc.(a)*	3,766	274,956
Microvast Holdings, Inc.*	28,051	78,543
Mueller Industries, Inc.(a)	1,034	118,703
Mueller Water Products, Inc., Class A(a)	5,076	120,910
MYR Group, Inc.(a)*	1,495	326,658
Nordson Corp.(a)	1,264	303,904
Northrop Grumman Corp.(a)	610	347,828
nVent Electric PLC (Ireland)	4,007	408,594
Otis Worldwide Corp.	1,732	151,290
Owens Corning(a)	584	65,355
Pentair PLC (Ireland)	1,496	155,793
Primoris Services Corp.	303	37,614
Regal Rexnord Corp.(a)	1,892	265,485
REV Group, Inc.(a)	5,566	338,468
Rockwell Automation, Inc.(a)	1,274	495,675
RTX Corp.(a)	672	123,245
Rush Enterprises, Inc., Class A	1,009	54,425
Sensata Technologies Holding PLC (United Kingdom)	2,492	82,959
Simpson Manufacturing Co., Inc.	27	4,360
SiteOne Landscape Supply, Inc.(a)*	2,341	291,595
SPX Technologies, Inc.*	78	15,605
Stantec, Inc. (Canada)	778	73,412
Sterling Infrastructure, Inc.*	700	214,361
Textron, Inc.(a)	1,931	168,325
Toro Co. (The)	1,199	94,385
Trex Co., Inc.*	799	28,029

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Tutor Perini Corp.(a)	9,342	$ 626,101
V2X, Inc.*	739	40,312
Vertiv Holdings Co., Class A(a)	3,865	626,169
VSE Corp.(a)	946	163,440
Watsco, Inc.(a)	337	113,552
Woodward, Inc.(a)	1,042	315,017
WW Grainger, Inc.(a)	45	45,407
Xylem, Inc.(a)	4,298	585,302
Zurn Elkay Water Solutions Corp.	2,593	120,549
		14,245,581
Commercial & Professional Services — 4.5%
Amentum Holdings, Inc.(a)*	16,215	470,235
Automatic Data Processing, Inc.(a)	1,103	283,725
BOYD GROUP, Inc. (Canada)	1	159
Brink's Co. (The)	750	87,547
Broadridge Financial Solutions, Inc.(a)	974	217,368
CACI International, Inc., Class A*	242	128,940
Cintas Corp.	1,150	216,280
Copart, Inc.(a)*	20,851	816,317
CRA International, Inc.	156	31,308
CSG Systems International, Inc.	2,530	194,026
Exponent, Inc.	1,104	76,684
GFL Environmental, Inc. (Canada)	2,757	118,413
Healthcare Services Group, Inc.*	6,548	125,198
HNI Corp.	645	27,116
Huron Consulting Group, Inc.*	129	22,305
Jacobs Solutions, Inc.	63	8,345
KBR, Inc.(a)	6,309	253,622
Korn Ferry	1,178	77,772
Leidos Holdings, Inc.	399	71,980
Montrose Environmental Group, Inc.*	1,404	34,861
Paychex, Inc.(a)	3,656	410,130
Pitney Bowes, Inc.(a)	8,042	85,004
Planet Labs PBC*	9,095	179,353
Republic Services, Inc.(a)	835	176,962
Rollins, Inc.	859	51,557
Tetra Tech, Inc.(a)	2,918	97,870
Thomson Reuters Corp. (Canada)	1,436	189,394
TriNet Group, Inc.	881	52,093
Upwork, Inc.*	308	6,105
Veralto Corp.(a)	1,703	169,925
Verisk Analytics, Inc.(a)	680	152,109
Waste Connections, Inc. (Canada)	182	31,915
Willdan Group, Inc.(a)*	2,892	299,785
		5,164,403
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — 4.2%
Advance Auto Parts, Inc.(a)	8,900	$ 349,770
Amazon.com, Inc.(a)*	1,220	281,600
Arhaus, Inc.*	4,735	53,079
AutoNation, Inc.*	601	124,095
AutoZone, Inc.*	59	200,099
Bath & Body Works, Inc.	4,644	93,252
Best Buy Co., Inc.	71	4,752
Buckle, Inc. (The)	2,110	112,716
Build-A-Bear Workshop, Inc.	401	24,569
CarMax, Inc.*	1,887	72,914
Chewy, Inc., Class A*	6,123	202,365
Dillard's, Inc., Class A	38	23,041
Genuine Parts Co.	189	23,239
GigaCloud Technology, Inc., Class A (Cayman Islands)*	4,992	196,086
Gold.com, Inc.	492	16,753
Groupon, Inc.(a)*	7,210	126,968
Home Depot, Inc. (The)	83	28,560
Kohl's Corp.(a)	21,668	442,244
Lithia Motors, Inc.	399	132,600
Lowe's Cos., Inc.(a)	971	234,166
National Vision Holdings, Inc.*	3,998	103,228
O'Reilly Automotive, Inc.*	1,152	105,074
Penske Automotive Group, Inc.	344	54,452
Petco Health & Wellness Co., Inc.*	14,869	41,782
Pool Corp.	167	38,201
RealReal, Inc. (The)*	7,102	112,070
Ross Stores, Inc.	1,388	250,034
Sally Beauty Holdings, Inc.*	2,606	37,162
Signet Jewelers Ltd. (Bermuda)	2,922	242,175
Sonic Automotive, Inc., Class A	1,545	95,574
Stitch Fix, Inc., Class A*	6,141	32,240
ThredUp, Inc., Class A*	9,721	62,117
TJX Cos., Inc. (The)(a)	1,649	253,303
Tractor Supply Co.(a)	9,210	460,592
Ulta Beauty, Inc.*	121	73,206
Urban Outfitters, Inc.*	357	26,868
Winmark Corp.	229	92,731
		4,823,677
Consumer Durables & Apparel — 1.8%
BRP, Inc., sub-voting shares (Canada)	806	57,033
Brunswick Corp.	1,825	135,488
Capri Holdings Ltd. (British Virgin Islands)*	8,063	196,737
Cricut, Inc., Class A	83	411

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Deckers Outdoor Corp.*	1,209	$ 125,337
DR Horton, Inc.	255	36,728
Garmin Ltd. (Switzerland)	175	35,499
Gildan Activewear, Inc. (Canada)	390	24,359
Hasbro, Inc.	393	32,226
Installed Building Products, Inc.	327	84,821
La-Z-Boy, Inc.	202	7,529
Leggett & Platt, Inc.(a)	17,023	187,253
Levi Strauss & Co., Class A	2,327	48,262
Lululemon Athletica, Inc.*	1,004	208,641
NVR, Inc.*	12	87,513
Peloton Interactive, Inc., Class A(a)*	54,340	334,734
Polaris, Inc.	2,185	138,201
Somnigroup International, Inc.	650	58,032
Sonos, Inc.*	7,011	123,113
Steven Madden Ltd.	80	3,331
Topgolf Callaway Brands Corp.*	8,666	101,132
		2,026,380
Consumer Services — 3.6%
ADT, Inc.	5,019	40,503
American Public Education, Inc.*	178	6,728
BJ's Restaurants, Inc.*	1,871	73,717
Booking Holdings, Inc.(a)	78	417,716
Bright Horizons Family Solutions, Inc.(a)*	3,208	325,291
Choice Hotels International, Inc.	2,217	211,191
Churchill Downs, Inc.(a)	1,506	171,353
Darden Restaurants, Inc.	1,325	243,827
Driven Brands Holdings, Inc.*	5,663	83,926
Expedia Group, Inc.(a)	974	275,944
Golden Entertainment, Inc.	23	625
Hilton Worldwide Holdings, Inc.	40	11,490
Las Vegas Sands Corp.(a)	5,644	367,368
Marriott International, Inc., Class A	424	131,542
McDonald's Corp.(a)	1,067	326,107
Monarch Casino & Resort, Inc.	366	35,026
Rush Street Interactive, Inc.*	1,127	21,898
Service Corp. International	259	20,194
Shake Shack, Inc., Class A*	1,456	118,184
Strategic Education, Inc.	509	40,822
Travel + Leisure Co.	31	2,186
Vail Resorts, Inc.(a)	1,815	241,032
Viking Holdings Ltd. (Bermuda)*	1,490	106,401
Wingstop, Inc.(a)	1,528	364,413
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	1,805	$ 217,196
Yum! Brands, Inc.	1,518	229,643
		4,084,323
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.(a)	289	249,216
Dollar General Corp.(a)	3,308	439,203
Dollar Tree, Inc.(a)*	1,537	189,066
Kroger Co. (The)(a)	10,544	658,789
Sysco Corp.	2,102	154,897
United Natural Foods, Inc.*	6,428	216,431
Walmart, Inc.	2,125	236,746
		2,144,348
Energy — 6.4%
Antero Midstream Corp.(a)	13,033	231,857
APA Corp.(a)	16,903	413,447
Baker Hughes Co.	1,454	66,215
Borr Drilling Ltd. (Bermuda)	7,587	30,576
California Resources Corp.	2,796	125,009
Cameco Corp. (Canada)	331	30,283
Cenovus Energy, Inc. (Canada)	26,823	453,845
Centrus Energy Corp., Class A*	246	59,719
Cheniere Energy, Inc.	268	52,097
Civitas Resources, Inc.(a)	9,552	258,764
CNX Resources Corp.*	5,808	213,560
CVR Energy, Inc.*	1,582	40,246
Devon Energy Corp.(a)	12,073	442,234
DHT Holdings, Inc. (Marshall Islands)	12,778	156,019
Enbridge, Inc. (Canada)	4,938	236,185
EQT Corp.	1,710	91,656
Expro Group Holdings NV (Netherlands)*	3,224	43,040
Green Plains, Inc.*	2,862	28,048
Gulfport Energy Corp.*	1,112	231,285
Halliburton Co.(a)	3,616	102,188
Helix Energy Solutions Group, Inc.*	423	2,652
HF Sinclair Corp.(a)	7,468	344,126
Imperial Oil Ltd. (Canada)	726	62,661
Innovex International, Inc.*	900	19,683
Kinder Morgan, Inc.	2,084	57,289
Kodiak Gas Services, Inc.(a)	5,186	193,957
Murphy Oil Corp.	3,129	97,781
Noble Corp. PLC (United Kingdom)	2,426	68,510
Occidental Petroleum Corp.(a)	7,910	325,259
Oceaneering International, Inc.*	1,989	47,796

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Okeanis Eco Tankers Corp. (Marshall Islands)(b)	310	$ 10,490
Ovintiv, Inc.(a)	2,050	80,340
Patterson-UTI Energy, Inc.	12,720	77,719
Pembina Pipeline Corp. (Canada)	589	22,417
Precision Drilling Corp. (Canada)*	322	23,145
Range Resources Corp.	5,665	199,748
Suncor Energy, Inc. (Canada)	2,110	93,600
Talos Energy, Inc.*	5,885	64,853
TC Energy Corp. (Canada)	1,280	70,413
TechnipFMC PLC (United Kingdom)	14,554	648,526
Texas Pacific Land Corp.	407	116,899
Tidewater, Inc.(a)*	5,402	272,855
Transocean Ltd. (Switzerland)*	90,560	374,013
Valaris Ltd. (Bermuda)*	2,986	150,494
Valero Energy Corp.(a)	3,265	531,509
World Kinect Corp.	6,197	145,196
		7,408,204
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(a)*	658	330,744
Blackrock, Inc.(a)	93	99,542
Block, Inc.(a)*	2,739	178,281
Cboe Global Markets, Inc.	495	124,245
CME Group, Inc.(a)	1,123	306,669
Coinbase Global, Inc., Class A(a)*	2,990	676,159
Corpay, Inc.*	25	7,523
Euronet Worldwide, Inc.*	297	22,605
FactSet Research Systems, Inc.	277	80,383
Fiserv, Inc.*	2,385	160,200
Flywire Corp.*	5,599	79,282
Franklin Resources, Inc.(a)	2,821	67,394
Global Payments, Inc.(a)	2,242	173,531
Intercontinental Exchange, Inc.(a)	247	40,004
Jack Henry & Associates, Inc.(a)	992	181,020
Mastercard, Inc., Class A	222	126,735
Morningstar, Inc.	305	66,279
Paymentus Holdings, Inc., Class A(a)*	9,918	313,310
PayPal Holdings, Inc.(a)	8,352	487,590
Remitly Global, Inc.(a)*	3,513	48,479
T Rowe Price Group, Inc.(a)	812	83,133
Toast, Inc., Class A(a)*	1,142	40,552
		3,693,660
Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.(a)	4,764	274,692
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.	3,134	$ 180,174
Boston Beer Co., Inc. (The), Class A*	236	46,051
Brown-Forman Corp., Class B	411	10,711
Cal-Maine Foods, Inc.(a)	3,705	294,807
Campbell's Company (The)(a)	4,419	123,157
Coca-Cola Co. (The)(a)	9,568	668,899
Coca-Cola Consolidated, Inc.	139	21,309
Constellation Brands, Inc., Class A	771	106,367
Dole PLC (Ireland)	2,696	40,413
Flowers Foods, Inc.	2,695	29,322
Fresh Del Monte Produce, Inc. (Cayman Islands)	4,271	152,176
Freshpet, Inc.*	2,236	136,239
J & J Snack Foods Corp.	1,192	107,721
John B Sanfilippo & Son, Inc.	23	1,624
Keurig Dr Pepper, Inc.(a)	7,297	204,389
Kraft Heinz Co. (The)(a)	7,309	177,243
Lamb Weston Holdings, Inc.(a)	7,460	312,499
Mission Produce, Inc.*	82	951
Molson Coors Beverage Co., Class B	1,727	80,616
Monster Beverage Corp.*	1,754	134,479
National Beverage Corp.*	1,112	35,462
PepsiCo, Inc.(a)	1,025	147,108
Philip Morris International, Inc.	895	143,558
Seneca Foods Corp., Class A*	66	7,302
Simply Good Foods Co. (The)*	1,107	22,229
Tyson Foods, Inc., Class A(a)	3,296	193,211
		3,652,709
Health Care Equipment & Services — 6.9%
Align Technology, Inc.(a)*	852	133,040
Alphatec Holdings, Inc.*	4,289	90,241
Artivion, Inc.*	475	21,665
Becton Dickinson & Co.(a)	1,573	305,272
Butterfly Network, Inc.*	18,322	69,624
Cardinal Health, Inc.	229	47,059
Cencora, Inc.	415	140,166
Certara, Inc.*	4,447	39,178
Chemed Corp.	101	43,214
CONMED Corp.	4,501	182,741
CorVel Corp.*	1,470	99,475
CVS Health Corp.(a)	3,536	280,617
Edwards Lifesciences Corp.*	805	68,626
Elevance Health, Inc.	533	186,843
Embecta Corp.	2,623	31,161

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Envista Holdings Corp.*	6,547	$ 142,135
GoodRx Holdings, Inc., Class A*	32	87
Guardant Health, Inc.(a)*	1,362	139,115
Guardian Pharmacy Services, Inc., Class A*	754	22,688
HCA Healthcare, Inc.(a)	842	393,096
HealthEquity, Inc.*	531	48,645
HealthStream, Inc.	165	3,807
ICU Medical, Inc.(a)*	1,146	163,500
IDEXX Laboratories, Inc.*	391	264,523
Insulet Corp.(a)*	1,020	289,925
iRhythm Technologies, Inc.(a)*	485	86,058
Labcorp Holdings, Inc.	534	133,970
LeMaitre Vascular, Inc.	905	73,395
LifeStance Health Group, Inc.*	9,316	65,585
Masimo Corp.(a)*	4,020	522,841
McKesson Corp.	94	77,107
Medtronic PLC (Ireland)	618	59,365
Merit Medical Systems, Inc.*	612	53,942
National HealthCare Corp.	49	6,717
Omnicell, Inc.*	1,023	46,342
Pediatrix Medical Group, Inc.(a)*	6,672	142,714
Privia Health Group, Inc.*	3,665	86,897
Progyny, Inc.(a)*	9,114	234,047
Quest Diagnostics, Inc.(a)	1,027	178,215
QuidelOrtho Corp.(a)*	3,389	96,790
ResMed, Inc.(a)	1,671	402,494
Select Medical Holdings Corp.	2,133	31,675
Solventum Corp.(a)*	7,602	602,382
STERIS PLC (Ireland)	1,740	441,125
Stryker Corp.	159	55,884
TransMedics Group, Inc.(a)*	3,094	376,385
UFP Technologies, Inc.(a)*	1,223	271,543
UnitedHealth Group, Inc.	566	186,842
Universal Health Services, Inc., Class B	564	122,963
Veeva Systems, Inc., Class A*	234	52,236
Waystar Holding Corp.(a)*	9,005	294,914
		7,908,871
Household & Personal Products — 1.0%
BellRing Brands, Inc.(a)*	11,121	297,264
Central Garden & Pet Co., Class A*	1,024	29,891
Church & Dwight Co., Inc.	943	79,070
Clorox Co. (The)	276	27,829
Colgate-Palmolive Co.(a)	1,636	129,277
Interparfums, Inc.	331	28,079
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kenvue, Inc.(a)	8,411	$ 145,090
Kimberly-Clark Corp.(a)	2,427	244,860
Procter & Gamble Co. (The)	960	137,578
WD-40 Co.	125	24,612
		1,143,550
Materials — 4.1%
Agnico Eagle Mines Ltd. (Canada)	1,660	281,420
Alamos Gold, Inc., Class A (Canada)	806	31,096
Americas Gold & Silver Corp. (Canada)*	5,305	27,109
Aura Minerals, Inc. (British Virgin Islands)	563	28,384
Avery Dennison Corp.(a)	1,360	247,357
Cabot Corp.	1,873	124,142
Celanese Corp.(a)	12,250	517,930
CF Industries Holdings, Inc.(a)	2,177	168,369
Compass Minerals International, Inc.*	4,322	84,884
Corteva, Inc.(a)	2,239	150,080
CRH PLC (Ireland)	265	33,072
DuPont de Nemours, Inc.(a)	14,545	584,709
Fortuna Mining Corp. (Canada)*	12,946	127,000
Freeport-McMoRan, Inc.(a)	2,527	128,346
Graphic Packaging Holding Co.	2,473	37,243
Huntsman Corp.	4,672	46,720
Hycroft Mining Holding Corp., Class A*	876	20,823
i-80 Gold Corp. (Canada)*	2,779	4,057
IAMGOLD Corp. (Canada)*	2,667	43,979
Ingevity Corp.*	1,796	106,287
International Flavors & Fragrances, Inc.(a)	2,949	198,733
Kinross Gold Corp. (Canada)	5,309	149,502
Linde PLC (Ireland)	551	234,941
LyondellBasell Industries NV, Class A (Netherlands)	1,015	43,950
Mativ Holdings, Inc.	168	2,041
Metalla Royalty & Streaming Ltd. (Canada)*	73	568
NewMarket Corp.(a)	447	307,205
Newmont Corp.(a)	1,793	179,031
Novagold Resources, Inc. (Canada)*	9,969	92,911
Nutrien Ltd. (Canada)	1,195	73,755
O-I Glass, Inc.*	3,175	46,863
PPG Industries, Inc.	42	4,303
Sherwin-Williams Co. (The)	544	176,272

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Smurfit WestRock PLC (Ireland)	556	$ 21,501
Steel Dynamics, Inc.(a)	1,246	211,135
SunCoke Energy, Inc.	1,750	12,600
TriMas Corp.	612	21,695
Vulcan Materials Co.	358	102,109
		4,672,122
Media & Entertainment — 4.4%
Alphabet, Inc., Class A(a)	2,100	657,300
Cargurus, Inc.*	1,425	54,649
Cars.com, Inc.*	46	561
Charter Communications, Inc., Class A*	112	23,380
Cinemark Holdings, Inc.	1,878	43,645
Clear Channel Outdoor Holdings, Inc.*	2,652	5,861
Comcast Corp., Class A(a)	5,611	167,713
Electronic Arts, Inc.	451	92,153
EverQuote, Inc., Class A(a)*	4,478	120,906
Fox Corp., Class A(a)	2,684	196,120
Grindr, Inc.*	9,239	125,096
IAC, Inc.(a)*	2,049	80,116
John Wiley & Sons, Inc., Class A	486	14,886
Madison Square Garden Entertainment Corp.*	710	38,262
Match Group, Inc.(a)	10,404	335,945
Meta Platforms, Inc., Class A(a)	592	390,773
Netflix, Inc.(a)*	7,221	677,041
News Corp., Class A(a)	7,721	201,673
Omnicom Group, Inc.(a)	4,062	328,007
Paramount Skydance Corp., Class B	5,109	68,461
QuinStreet, Inc.*	2,839	40,796
Roku, Inc.(a)*	5,936	643,997
Spotify Technology SA (Luxembourg)*	103	59,813
Stagwell, Inc.*	1,098	5,369
TripAdvisor, Inc.*	9,874	143,765
USA TODAY Co., Inc.*	403	2,075
Warner Music Group Corp., Class A(a)	10,805	331,389
Yelp, Inc.(a)*	5,012	152,315
Ziff Davis, Inc.*	1,775	62,391
		5,064,458
Pharmaceuticals, Biotechnology & Life Sciences — 4.1%
10X Genomics, Inc., Class A*	7,754	126,468
Adaptive Biotechnologies Corp.(a)*	10,010	162,563
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Agilent Technologies, Inc.(a)	4,883	$ 664,430
Alkermes PLC (Ireland)*	4,744	132,737
Alnylam Pharmaceuticals, Inc.*	539	214,333
ANI Pharmaceuticals, Inc.*	2,565	202,481
Arrowhead Pharmaceuticals, Inc.(a)*	4,444	295,037
Aurinia Pharmaceuticals, Inc. (Canada)*	1,790	28,551
Azenta, Inc.*	3,036	100,977
BioCryst Pharmaceuticals, Inc.(a)*	16,604	129,511
Biogen, Inc.*	74	13,023
Bristol-Myers Squibb Co.(a)	7,448	401,745
CareDx, Inc.*	2,943	55,446
Collegium Pharmaceutical, Inc.*	464	21,483
CorMedix, Inc.*	1,521	17,689
Dynavax Technologies Corp.*	1,899	29,207
Exact Sciences Corp.(a)*	490	49,765
Gilead Sciences, Inc.	489	60,020
Halozyme Therapeutics, Inc.(a)*	1,044	70,261
Harmony Biosciences Holdings, Inc.*	2,003	74,952
Incyte Corp.*	1,480	146,180
Innoviva, Inc.*	8,285	165,617
IQVIA Holdings, Inc.*	418	94,221
Jazz Pharmaceuticals PLC (Ireland)*	198	33,660
Johnson & Johnson(a)	2,074	429,214
Ligand Pharmaceuticals, Inc.*	859	162,411
MannKind Corp.*	1,184	6,713
Omeros Corp.*	347	5,960
Pfizer, Inc.(a)	13,739	342,101
Theravance Biopharma, Inc. (Cayman Islands)*	1,136	21,255
Travere Therapeutics, Inc.*	3,160	120,744
Veracyte, Inc.*	4,142	174,378
West Pharmaceutical Services, Inc.	263	72,362
Zoetis, Inc.	896	112,735
		4,738,230
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(a)*	2,636	564,526
Analog Devices, Inc.(a)	3,172	860,246
Applied Materials, Inc.	58	14,905
AXT, Inc.*	6,885	112,570
Broadcom, Inc.(a)	2,306	798,107
Cirrus Logic, Inc.*	41	4,859
Diodes, Inc.*	1,918	94,634
First Solar, Inc.*	428	111,806

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	1,838	$ 64,183
Intel Corp.*	1,389	51,254
Lam Research Corp.(a)	1,163	199,082
Marvell Technology, Inc.(a)	7,904	671,682
Micron Technology, Inc.(a)	4,046	1,154,769
NVIDIA Corp.(a)	2,680	499,820
ON Semiconductor Corp.*	723	39,150
QUALCOMM, Inc.(a)	2,657	454,480
Rambus, Inc.*	1,088	99,976
SiTime Corp.(a)*	659	232,752
Skyworks Solutions, Inc.(a)	2,285	144,892
Texas Instruments, Inc.(a)	922	159,958
Veeco Instruments, Inc.*	17	486
		6,334,137
Software & Services — 9.1%
A10 Networks, Inc.	1,233	21,812
Accenture PLC, Class A (Ireland)	1,607	431,158
Adobe, Inc.(a)*	1,336	467,587
Agilysys, Inc.*	58	6,893
Alarm.com Holdings, Inc.*	863	44,030
Amdocs Ltd. (Guernsey)	1,284	103,375
Appian Corp., Class A*	3,988	141,255
AppLovin Corp., Class A*	190	128,026
ASGN, Inc.*	514	24,759
Autodesk, Inc.*	622	184,118
AvePoint, Inc.*	5,310	73,756
Bentley Systems, Inc., Class B	1,446	55,187
BitMine Immersion Technologies, Inc.	2,083	56,553
Blackbaud, Inc.*	1,900	120,308
BlackBerry Ltd. (Canada)*	70,408	266,846
Braze, Inc., Class A*	1,041	35,696
Clear Secure, Inc., Class A	3,623	127,095
Cognizant Technology Solutions Corp., Class A(a)	2,953	245,099
Crowdstrike Holdings, Inc., Class A(a)*	942	441,572
Datadog, Inc., Class A*	317	43,109
Descartes Systems Group, Inc. (The) (Canada)*	1,792	157,087
Dolby Laboratories, Inc., Class A	3,707	238,063
Dropbox, Inc., Class A*	9,526	264,823
Fortinet, Inc.*	1,737	137,935
Gartner, Inc.(a)*	931	234,873
Gen Digital, Inc.(a)	4,026	109,467
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
GoDaddy, Inc., Class A(a)*	2,964	$ 367,773
Guidewire Software, Inc.(a)*	1,167	234,579
I3 Verticals, Inc., Class A*	1,018	25,643
InterDigital, Inc.(a)	1,456	463,561
International Business Machines Corp.	460	136,257
JFrog Ltd. (Israel)*	5,707	356,459
Kyndryl Holdings, Inc.*	1,361	36,148
LiveRamp Holdings, Inc.*	2,688	78,947
Microsoft Corp.(a)	1,838	888,894
NCR Voyix Corp.*	4,636	47,287
Okta, Inc.(a)*	5,807	502,131
Palantir Technologies, Inc., Class A*	558	99,184
Palo Alto Networks, Inc.(a)*	1,244	229,145
Pegasystems, Inc.	1,662	99,255
PTC, Inc.(a)*	2,331	406,083
Q2 Holdings, Inc.(a)*	6,058	437,145
Qualys, Inc.*	1,026	136,355
RingCentral, Inc., Class A(a)*	8,123	234,592
Roper Technologies, Inc.	395	175,826
Salesforce, Inc.(a)	924	244,777
ServiceNow, Inc.(a)*	2,568	393,392
ServiceTitan, Inc., Class A*	301	32,056
Sprinklr, Inc., Class A*	8,382	65,212
Tenable Holdings, Inc.*	3,760	88,473
Twilio, Inc., Class A*	108	15,362
UiPath, Inc., Class A*	6,971	114,255
Unity Software, Inc.*	921	40,681
VeriSign, Inc.(a)	292	70,941
Yext, Inc.*	6,083	49,029
Zoom Communications, Inc.*	2,695	232,552
		10,462,476
Technology Hardware & Equipment — 5.3%
Advanced Energy Industries, Inc.	198	41,455
Amphenol Corp., Class A(a)	1,324	178,925
Apple, Inc.(a)	1,510	410,509
Arista Networks, Inc.*	1,058	138,630
Calix, Inc.*	3,419	180,968
CDW Corp.	104	14,165
Celestica, Inc. (Canada)*	159	47,002
Cisco Systems, Inc.(a)	3,259	251,041
Cognex Corp.	5,337	192,025
CommScope Holding Co., Inc.(a)*	5,888	106,749
Corning, Inc.(a)	938	82,131
Daktronics, Inc.*	1,291	25,523
Dell Technologies, Inc., Class C(a)	4,159	523,535

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Diebold Nixdorf, Inc.*	432	$ 29,329
ePlus, Inc.(a)	582	51,041
F5, Inc.(a)*	703	179,448
Harmonic, Inc.*	3,820	37,780
Hewlett Packard Enterprise Co.(a)	19,450	467,189
HP, Inc.(a)	9,804	218,433
Jabil, Inc.(a)	598	136,356
Keysight Technologies, Inc.(a)*	831	168,851
Knowles Corp.*	2,679	57,411
Littelfuse, Inc.	457	115,584
Lumentum Holdings, Inc.*	158	58,237
Mirion Technologies, Inc.*	8,849	207,244
NetApp, Inc.(a)	3,792	406,085
NetScout Systems, Inc.*	2,687	72,710
nLight, Inc.(a)*	8,462	317,410
Ondas Holdings, Inc.*	839	8,189
OSI Systems, Inc.*	464	118,348
PC Connection, Inc.	8	462
Rogers Corp.*	778	71,241
Sandisk Corp.(a)*	363	86,169
Sanmina Corp.(a)*	2,339	351,014
Seagate Technology Holdings PLC (Ireland)	517	142,377
TD SYNNEX Corp.	780	117,179
TE Connectivity PLC (Ireland)	444	101,014
Trimble, Inc.*	1,097	85,950
Viasat, Inc.*	2,236	77,053
Western Digital Corp.(a)	1,271	218,955
		6,093,717
Telecommunication Services — 0.7%
AT&T, Inc.	322	7,999
IDT Corp., Class B	854	43,733
Iridium Communications, Inc.(a)	6,367	110,658
Lumen Technologies, Inc.*	14,819	115,144
Rogers Communications, Inc., Class B (Canada)	2,599	98,060
TELUS Corp. (Canada)	15,920	209,666
T-Mobile US, Inc.	794	161,214
Verizon Communications, Inc.	307	12,504
		758,978
Transportation — 2.0%
Allegiant Travel Co.(a)*	2,476	211,129
CH Robinson Worldwide, Inc.(a)	848	136,324
CSX Corp.	618	22,403
Delta Air Lines, Inc.(a)	4,606	319,656
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.	368	$ 54,836
JB Hunt Transport Services, Inc.(a)	850	165,189
Lyft, Inc., Class A*	4,525	87,649
Norfolk Southern Corp.	583	168,324
SkyWest, Inc.*	1,827	183,449
Sun Country Airlines Holdings, Inc.*	6,202	89,247
TFI International, Inc. (Canada)	2,146	221,789
Uber Technologies, Inc.(a)*	2,055	167,914
Union Pacific Corp.	260	60,143
United Parcel Service, Inc., Class B	1,425	141,346
XPO, Inc.(a)*	2,411	327,679
		2,357,077
Utilities — 2.5%
Algonquin Power & Utilities Corp. (Canada)	27,914	171,671
Ameren Corp.	229	22,868
American States Water Co.	1,151	83,424
American Water Works Co., Inc.	513	66,947
Atmos Energy Corp.	187	31,347
Brookfield Infrastructure Corp., Class A (Canada)	572	25,969
CenterPoint Energy, Inc.	2,469	94,661
Consolidated Edison, Inc.(a)	3,564	353,977
Constellation Energy Corp.	346	122,231
Duke Energy Corp.(a)	3,744	438,834
Evergy, Inc.(a)	2,920	211,671
Eversource Energy(a)	4,507	303,456
Exelon Corp.(a)	5,392	235,037
Hallador Energy Co.*	4,686	89,221
MDU Resources Group, Inc.(a)	3,027	59,087
National Fuel Gas Co.(a)	3,632	290,778
Otter Tail Corp.	138	11,152
Public Service Enterprise Group, Inc.(a)	2,732	219,380
ReNew Energy Global PLC, Class A (United Kingdom)*	617	3,486
Talen Energy Corp.(a)*	13	4,873
Vistra Corp.	253	40,817
WEC Energy Group, Inc.	296	31,216
		2,912,103
TOTAL COMMON STOCKS (Cost $96,791,828)		100,896,860

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(c)	4,261,715	$ 4,261,715
TOTAL SHORT-TERM INVESTMENT (Cost $4,261,715)		4,261,715

TOTAL INVESTMENTS - 91.5% (Cost $101,053,543)		105,158,575
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%		9,767,431
NET ASSETS - 100.0%		$114,926,006

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2025, this security amounted to $10,490 or 0.01% of net assets. This security has been determined by the Fund's adviser to be a liquid security.
(c)	Rate disclosed is the 7-day yield at December 31, 2025.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
The portfolio matures between January 5, 2026 and September 19, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,720	$23,287	$23,845	$1,476
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	07/18/30	565	44,637	42,991	115
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,422	61,820	64,075	5,043
Dana, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,676	53,821	63,582	12,032
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/17/30	593	6,705	10,336	3,961
General Motors Co.	USFF +0.250%	Weekly	MS	07/18/30	1,128	63,949	91,729	30,473
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	07/18/30	304	7,215	6,229	(655)
Solid Power, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,027	10,683	12,865	2,602
Visteon Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,143	98,778	108,699	14,298
					14,578	370,895	424,351	69,345
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	09/17/29	911	56,925	60,928	7,094
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	832	121,828	120,499	3,575
AECOM	USFF +0.250%	Weekly	MS	07/18/30	251	25,817	23,928	(872)
AGCO Corp.	USFF +0.250%	Weekly	MS	07/18/30	397	41,182	41,415	1,924
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	105	16,960	16,718	447
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/18/30	27	5,565	5,543	203
Armstrong World Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	57	10,468	10,893	876
ATI, Inc.	USFF +0.250%	Weekly	MS	07/18/30	123	12,162	14,115	2,431
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	3	83	83	—
AZZ, Inc.	USFF +0.250%	Weekly	MS	07/18/30	13	1,274	1,393	168
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/18/30	51	324	323	9
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	3,094	281,092	268,838	(1,151)
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,857	96,787	87,279	(5,686)
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	187	32,652	32,321	993
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/18/30	150	83,714	85,931	5,521
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	07/18/30	57	53,557	53,198	1,754
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	149	7,788	7,744	261
Crane Co.	USFF +0.250%	Weekly	MS	07/18/30	411	74,196	75,801	4,630
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/18/30	180	83,652	91,881	11,857
Custom Truck One Source, Inc.	USFF +0.250%	Weekly	MS	07/18/30	8	47	46	(2)
Deere & Co.	USFF +0.250%	Weekly	MS	07/18/30	58	27,698	27,003	495
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	362	33,031	32,095	376

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Dycom Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	431	$149,563	$145,635	$1,979
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	34	20,587	20,801	1,046
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/18/30	26	3,495	3,451	101
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/18/30	373	14,921	14,264	(71)
Enpro, Inc.	USFF +0.250%	Weekly	MS	07/18/30	15	3,097	3,212	234
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	473	95,159	92,419	1,028
Fastenal Co.	USFF +0.250%	Weekly	MS	07/18/30	2,433	103,195	97,636	(896)
Federal Signal Corp.	USFF +0.250%	Weekly	MS	07/18/30	41	4,771	4,452	(125)
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/18/30	55	3,874	3,816	99
Fluor Corp.	USFF +0.250%	Weekly	MS	07/18/30	814	33,145	32,259	421
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/18/30	169	57,078	56,896	2,222
General Electric Co.	USFF +0.250%	Weekly	MS	07/18/30	25	7,768	7,701	239
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,375	53,671	52,144	591
HEICO Corp.	USFF +0.250%	Weekly	MS	07/18/30	284	94,282	91,900	1,341
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	12	642	642	22
Hexcel Corp.	USFF +0.250%	Weekly	MS	07/18/30	425	31,210	31,408	1,019
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/18/30	345	66,624	70,732	6,738
Hubbell, Inc.	USFF +0.250%	Weekly	MS	07/18/30	87	36,961	38,638	3,202
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	59	18,643	20,064	2,224
IDEX Corp.	USFF +0.250%	Weekly	MS	07/18/30	138	22,396	24,556	3,042
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	41	16,280	15,950	310
ITT, Inc.	USFF +0.250%	Weekly	MS	07/18/30	885	160,569	153,556	(489)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	40	4,641	4,790	346
Lindsay Corp.	USFF -0.250%	Weekly	MS	07/16/29	189	23,463	22,277	(92)
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,181	69,256	86,225	19,703
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,926	16,332	16,593	904
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	76	7,858	8,725	1,200
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	138	2,998	3,287	470
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	396	76,126	86,526	13,405
Nordson Corp.	USFF +0.250%	Weekly	MS	07/18/30	337	80,779	81,025	3,526
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/18/30	84	48,973	47,898	1,279
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	1,375	144,666	140,209	1,256

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/18/30	747	$65,657	$65,250	$2,418
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	130	13,136	13,538	952
Primoris Services Corp.	USFF +0.250%	Weekly	MS	07/18/30	52	6,243	6,455	459
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	07/18/30	317	43,357	44,481	2,946
REV Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,629	149,718	220,679	77,595
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/18/30	387	139,088	150,570	17,464
RTX Corp.	USFF +0.250%	Weekly	MS	07/18/30	496	77,821	90,966	16,671
Rush Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	358	17,352	19,311	2,668
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	2,631	49,353	87,586	41,148
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	10	1,627	1,615	49
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/18/30	671	84,020	83,580	2,876
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75	23,092	25,845	6,154
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	25	5,055	5,002	144
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	250	24,680	23,590	(74)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	07/18/30	216	68,474	66,146	374
Textron, Inc.	USFF -0.250%	Weekly	MS	07/16/29	629	50,233	54,830	6,592
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	374	28,689	29,441	2,043
Trex Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	490	15,578	17,189	2,224
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	03/12/29	3,708	161,585	248,510	93,530
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	181	8,231	9,874	1,965
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,195	193,767	193,602	7,488
VSE Corp.	USFF +0.250%	Weekly	MS	07/18/30	359	58,239	62,024	6,118
Watsco, Inc.	USFF +0.250%	Weekly	MS	07/18/30	148	51,039	49,869	844
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/18/30	352	104,041	106,417	6,483
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,433	204,946	195,146	(1,321)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,482	57,119	68,898	14,269
					49,910	4,241,965	4,478,076	413,256
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	7,033	183,253	203,957	27,942
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/18/30	48	12,398	12,347	436
BOYD GROUP, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	1	160	159	3

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	443	$49,830	$51,711	$3,852
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/18/30	70	15,670	15,622	568
CACI International, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	188	103,679	100,168	583
Cimpress PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	5	333	333	11
Cintas Corp.	USFF -0.250%	Weekly	MS	01/07/27	286	54,212	53,788	1,717
Copart, Inc.	USFF +0.250%	Weekly	MS	07/18/30	7,783	308,892	304,704	8,014
CRA International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	100	17,662	20,070	3,151
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	712	45,083	54,603	11,834
Exponent, Inc.	USFF +0.250%	Weekly	MS	07/18/30	69	4,850	4,793	132
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	12	549	515	15
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,779	25,461	34,014	9,557
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	16	2,092	2,767	755
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/18/30	21	2,805	2,782	85
KBR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,484	63,931	59,657	(1,557)
Korn Ferry	USFF +0.250%	Weekly	MS	01/17/30	148	9,250	9,771	1,014
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	130	24,169	23,452	267
Montrose Environmental Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	457	11,649	11,347	156
Paychex, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,145	129,690	128,446	3,878
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,327	34,559	45,736	13,673
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/18/30	1,731	32,266	34,135	3,141
Republic Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2	428	424	10
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/17/30	199	11,172	11,944	1,292
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,739	60,170	58,326	639
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	548	73,334	72,276	1,951
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	255	15,251	15,078	429
UniFirst Corp.	USFF +0.250%	Weekly	MS	09/13/29	153	25,630	29,514	5,498
Upwork, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8,640	111,804	171,245	63,856
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	763	73,383	76,132	6,051
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	270	59,738	60,396	3,140
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	74	12,553	12,977	945
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	985	95,031	102,105	10,826
					41,616	1,670,937	1,785,294	183,864

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,456	$227,364	$214,421	$(3,021)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,344	530,629	541,042	31,376
Arhaus, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,965	19,934	22,028	2,879
AutoNation, Inc.	USFF +0.250%	Weekly	MS	07/18/30	134	25,919	27,668	2,771
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/18/30	28	100,433	94,962	(1,506)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,295	65,317	66,164	3,757
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	33	2,151	2,209	218
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	1,062	56,604	56,732	2,537
Build-A-Bear Workshop, Inc.	USFF +0.250%	Weekly	MS	07/18/30	327	16,058	20,035	4,683
CarMax, Inc.	USFF +0.250%	Weekly	MS	07/18/30	596	23,316	23,029	632
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	3,330	111,401	110,057	3,055
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	13	8,022	7,882	176
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	244	6,379	9,584	3,455
Gold.com, Inc.	USFF +0.250%	Weekly	MS	07/18/30	326	9,014	11,100	2,466
Groupon, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,408	28,820	24,795	(2,889)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/18/30	51	17,480	17,549	878
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/18/30	6,297	115,916	128,522	18,174
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/18/30	55	13,681	13,264	138
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	313	7,679	8,082	704
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/18/30	361	34,107	32,927	165
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	76	11,995	12,030	599
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	09/13/29	21,644	72,381	60,820	(8,704)
Pool Corp.	USFF -0.250%	Weekly	MS	09/17/29	58	13,952	13,268	(121)
RealReal, Inc. (The)	USFF +0.250%	Weekly	MS	07/18/30	2,167	31,785	34,195	3,663
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/17/30	437	77,976	78,721	3,946
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,828	50,918	68,847	19,939
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	875	75,168	72,520	320
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	283	20,522	17,506	(2,095)
Stitch Fix, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,883	10,045	9,886	235
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	4,076	30,643	26,046	(3,389)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	580	79,767	89,094	12,733
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/18/30	2,609	138,012	130,476	(1,972)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/18/30	45	$26,907	$27,225	$1,379
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/18/30	377	25,867	28,373	3,526
Winmark Corp.	USFF +0.250%	Weekly	MS	07/18/30	70	29,042	28,346	756
					67,646	2,115,204	2,129,405	101,463
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	285	18,428	20,167	2,531
Brunswick Corp.	USFF +0.250%	Weekly	MS	07/18/30	792	48,548	58,798	12,595
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	07/18/30	1,859	36,533	45,360	10,267
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	27	134	134	2
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	07/18/30	961	92,757	99,627	10,532
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/18/30	80	11,646	11,522	334
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/18/30	59	11,593	11,968	883
Gildan Activewear, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	23	1,316	1,437	170
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/18/30	129	10,107	10,578	930
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	07/18/30	11	2,912	2,853	54
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	62	2,346	2,311	55
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,874	33,067	42,614	11,436
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	07/18/30	334	6,754	6,927	440
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	07/18/30	308	64,615	64,005	1,941
NVR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3	20,836	21,878	1,863
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	30,325	187,827	186,802	6,394
Polaris, Inc.	USFF +0.250%	Weekly	MS	07/18/30	198	9,860	12,524	3,324
Somnigroup International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	225	19,735	20,088	1,152
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,051	22,544	36,016	14,360
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	07/18/30	27	1,128	1,124	(159)
Topgolf Callaway Brands Corp.	USFF +0.250%	Weekly	MS	07/18/30	2,890	31,826	33,726	3,155
					44,523	634,512	690,459	82,259
Consumer Services
American Public Education, Inc.	USFF +0.250%	Weekly	MS	07/18/30	94	3,552	3,553	138
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	667	20,660	26,280	6,433
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,950	196,941	197,730	8,567
Choice Hotels International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,715	157,597	163,371	11,998

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	07/18/30	405	$76,225	$74,528	$1,312
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,406	20,507	20,837	1,138
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	80	18,883	22,665	4,526
Golden Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/18/30	10	272	272	24
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	13	3,744	3,734	136
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/18/30	2,106	136,766	137,080	5,770
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	130	37,128	40,331	4,667
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/18/30	112	35,118	34,231	497
Monarch Casino & Resort, Inc.	USFF -0.250%	Weekly	MS	01/07/27	109	10,806	10,431	88
Service Corp. International	USFF +0.250%	Weekly	MS	07/18/30	77	5,934	6,004	326
Shake Shack, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	515	43,042	41,803	458
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/18/30	167	13,131	13,393	837
Travel + Leisure Co.	USFF +0.250%	Weekly	MS	07/18/30	10	712	705	19
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/18/30	349	49,567	46,347	(161)
Viking Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	502	34,969	35,848	2,258
Wingstop, Inc.	USFF +0.250%	Weekly	MS	07/18/30	503	115,405	119,960	9,202
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/18/30	564	70,115	67,866	523
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	602	83,890	91,071	11,215
					12,086	1,134,964	1,158,040	69,971
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/18/30	187	162,146	161,258	5,525
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/17/30	288	25,186	38,238	14,420
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	2,499	156,771	156,138	5,558
Sysco Corp.	USFF +0.250%	Weekly	MS	07/18/30	651	48,601	47,972	1,303
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,845	139,791	163,131	28,861
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/18/30	648	72,501	72,194	2,722
					9,118	604,996	638,931	58,389
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,746	100,545	102,221	7,010
APA Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,665	37,371	40,726	5,003
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/18/30	1,244	57,676	56,652	1,296
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	3,980	13,192	16,039	3,366

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
California Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,095	$51,511	$48,957	$(235)
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	5,470	93,953	92,552	2,911
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	77	17,630	18,693	1,756
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	77	14,592	14,968	950
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	07/18/30	5,835	163,400	158,070	3,134
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	2,728	98,706	100,309	5,500
Core Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/18/30	44	703	705	27
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	840	28,112	21,370	(5,634)
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	6,513	231,781	238,571	17,452
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	4,451	51,540	54,347	5,852
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	2,025	96,479	96,856	4,802
EQT Corp.	USFF +0.250%	Weekly	MS	07/18/30	524	28,466	28,086	742
Expro Group Holdings NV (Netherlands)	USFF +0.250%	Weekly	MS	07/18/30	1,024	13,795	13,670	418
Green Plains, Inc.	USFF +0.250%	Weekly	MS	07/18/30	950	9,467	9,310	215
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	290	52,790	60,317	9,610
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	2,426	51,817	68,559	19,633
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	137	863	859	27
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/18/30	817	41,186	37,647	(1,786)
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	218	18,796	18,816	753
Innovex International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	329	7,208	7,195	270
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/18/30	700	19,028	19,243	965
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,502	50,327	56,175	8,198
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	07/18/30	936	29,339	29,250	1,067
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/18/30	821	24,483	23,185	13
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/18/30	3,212	133,544	132,077	4,603
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	404	9,429	9,708	649
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/18/30	96	3,430	3,249	(26)
Ovintiv, Inc.	USFF +0.250%	Weekly	MS	07/18/30	231	8,320	9,053	1,133

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,826	$10,056	$11,157	$1,622
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	162	6,013	6,166	406
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	103	6,210	7,404	1,437
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,704	60,153	60,083	2,373
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	665	28,617	29,499	2,089
Talos Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,610	21,038	28,762	8,553
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/18/30	433	16,629	19,294	3,336
Texas Pacific Land Corp.	USFF +0.250%	Weekly	MS	07/18/30	133	37,550	38,200	2,140
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,431	64,880	72,280	9,961
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/17/30	24,588	69,867	101,548	34,439
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	1,194	48,960	60,178	13,150
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	943	154,593	153,511	6,113
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,556	63,550	59,887	68
					94,755	2,147,595	2,235,404	185,361
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/31/26	181	51,335	90,980	41,670
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	35,321	13,667
Block, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,372	81,220	89,303	11,290
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	234	54,794	58,734	6,365
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	30	8,220	8,192	295
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,127	525,013	481,000	(23,272)
Corpay, Inc.	USFF +0.250%	Weekly	MS	09/13/29	495	167,657	148,960	(12,075)
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	17	5,167	4,933	(22)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/17/30	573	77,852	38,488	(36,290)
Flywire Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,626	22,128	23,024	1,768
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	821	18,102	19,614	5,594
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/17/30	593	90,906	96,042	9,579
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/18/30	34	4,994	6,204	1,425
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	21	11,315	11,988	994
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1	214	217	9
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,873	91,953	90,758	2,436

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,503	$152,407	$146,125	$(195)
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	07/18/30	254	3,821	3,505	(168)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	233	23,381	23,855	5,507
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,555	52,892	55,218	4,413
					15,576	1,466,804	1,432,461	32,990
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	309	16,270	17,817	3,186
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/18/30	1,584	90,355	91,064	4,945
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	09/13/29	194	44,856	37,855	(5,231)
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	07/18/30	313	8,207	8,157	221
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	07/18/30	510	41,144	40,581	1,060
Campbell's Company (The)	USFF +0.250%	Weekly	MS	07/18/30	6	168	167	1,025
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	2,966	206,120	207,353	9,847
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	07/18/30	44	6,786	6,745	224
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	391	66,215	53,942	(8,898)
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	1,175	16,857	17,613	1,499
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	840	29,116	29,929	2,228
Freshpet, Inc.	USFF +0.250%	Weekly	MS	07/18/30	678	39,402	41,311	3,462
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	380	34,738	34,341	1,170
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	07/18/30	7	501	494	10
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/18/30	999	26,285	27,982	2,852
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	108	2,620	2,619	111
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,624	86,790	68,029	(14,918)
Mission Produce, Inc.	USFF +0.250%	Weekly	MS	07/18/30	49	570	568	18
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/31/26	822	44,569	38,371	(2,723)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,226	77,660	93,997	19,404
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/18/30	331	11,644	10,556	(631)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/18/30	184	26,462	26,408	989
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	100	15,856	16,040	999
Seneca Foods Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	19	2,110	2,102	73

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	507	$12,421	$10,181	$(1,752)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	399	21,287	23,389	3,174
					15,765	929,009	907,611	22,344
Health Care Equipment & Services
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	156	19,981	24,359	5,165
Alphatec Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,302	60,089	69,474	11,757
Artivion, Inc.	USFF +0.250%	Weekly	MS	07/18/30	574	25,963	26,180	1,240
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/18/30	9,140	30,424	34,732	5,507
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	241	49,149	49,526	2,316
Cencora, Inc.	USFF +0.250%	Weekly	MS	07/18/30	399	143,749	134,762	(3,310)
Certara, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,185	19,900	19,250	133
Chemed Corp.	USFF +0.250%	Weekly	MS	07/18/30	45	19,108	19,254	898
CONMED Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,462	68,205	59,357	(6,052)
CorVel Corp.	USFF +0.250%	Weekly	MS	01/17/30	630	53,197	42,632	(8,466)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/18/30	300	23,188	23,808	1,720
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/18/30	251	21,368	21,398	871
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	163	52,075	57,140	7,403
Embecta Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,011	14,086	12,011	(1,332)
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,137	22,091	24,684	3,464
GoodRx Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	14	38	38	(1)
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	89	8,253	9,090	1,161
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	255	7,474	7,673	491
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/18/30	117	55,287	54,623	1,527
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	07/18/30	163	15,146	14,932	382
HealthStream, Inc.	USFF +0.250%	Weekly	MS	07/18/30	51	1,218	1,177	4
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/18/30	6	860	856	27
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/11/28	106	70,697	71,712	3,806
Insulet Corp.	USFF +0.250%	Weekly	MS	07/18/30	276	85,765	78,450	(3,929)
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	48	12,016	12,042	525
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/18/30	297	25,788	24,087	(643)
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,201	17,530	22,535	5,695
Masimo Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,331	191,047	173,110	(10,391)
McKesson Corp.	USFF +0.250%	Weekly	MS	07/18/30	34	28,942	27,890	108
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	191	18,513	18,347	614

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	8	$636	$705	$92
National HealthCare Corp.	USFF +0.250%	Weekly	MS	07/18/30	21	2,924	2,879	80
Omnicell, Inc.	USFF +0.250%	Weekly	MS	07/18/30	358	12,530	16,217	4,180
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,112	46,797	66,566	21,615
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,160	25,439	27,504	3,067
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,334	48,977	59,937	12,893
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	40	7,088	6,941	131
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,011	24,898	28,874	4,957
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/18/30	350	86,737	84,305	1,097
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	2,744	45,029	40,748	(2,054)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,507	197,850	198,655	8,619
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	610	148,543	154,647	12,292
Stryker Corp.	USFF +0.250%	Weekly	MS	07/18/30	47	16,530	16,519	681
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	986	118,949	119,947	5,695
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	383	82,119	85,037	6,160
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	172	56,740	56,779	2,391
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	07/18/30	168	37,625	36,627	299
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	83	19,934	18,528	(621)
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,021	109,530	98,938	(6,267)
					46,290	2,250,022	2,255,482	95,997
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/18/30	6,368	191,468	170,217	(13,689)
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/18/30	101	2,788	2,948	268
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	789	67,359	66,158	1,604
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	247	24,826	24,905	1,057
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/18/30	66	5,241	5,215	186
Interparfums, Inc.	USFF +0.250%	Weekly	MS	07/18/30	109	8,859	9,246	825
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,489	22,566	25,685	4,309
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/18/30	594	60,001	59,929	2,945

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	398	$61,561	$57,037	$(1,245)
WD-40 Co.	USFF +0.250%	Weekly	MS	07/18/30	41	7,958	8,073	456
					10,202	452,627	429,413	(3,284)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	1,353	218,648	229,374	19,754
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	07/18/30	475	14,596	18,326	4,314
Americas Gold & Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	1,630	9,222	8,329	(531)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	07/18/30	455	16,055	22,939	7,596
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/18/30	588	96,133	106,945	15,196
Ball Corp.	USFF +0.250%	Weekly	MS	07/18/30	439	20,911	23,254	3,475
Cabot Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,242	81,721	82,320	4,376
Celanese Corp.	USFF +0.250%	Weekly	MS	07/18/30	8,243	324,469	348,514	35,535
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	162	12,497	12,529	523
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,294	24,844	25,414	1,563
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	80	10,129	9,984	253
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/18/30	7,158	280,446	287,752	19,881
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	07/18/30	764	11,574	11,506	387
Huntsman Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,708	15,215	17,080	2,594
Hycroft Mining Holding Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	263	6,350	6,252	150
i-80 Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	819	1,245	1,196	(3)
Ingevity Corp.	USFF +0.250%	Weekly	MS	09/13/29	706	28,563	41,781	14,344
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	49	1,126	1,380	299
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	29	11,970	12,365	1,335
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/18/30	584	27,636	25,287	(462)
Mativ Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	60	744	729	11
Metalla Royalty & Streaming Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	22	171	171	4
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/05/26	140	102,996	96,216	(2,494)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/18/30	2	201	200	4

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Novagold Resources, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	1,770	$17,167	$16,496	$5
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	391	21,931	24,133	3,247
O-I Glass, Inc.	USFF +0.250%	Weekly	MS	07/18/30	998	14,025	14,730	1,257
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	175	16,862	17,931	1,850
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	176	57,041	57,029	2,240
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	413	14,581	15,971	2,028
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	276	41,227	46,768	7,305
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,426	22,556	17,467	(3,241)
TriMas Corp.	USFF +0.250%	Weekly	MS	07/18/30	236	7,454	8,366	1,205
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	89	24,144	25,385	2,287
					35,215	1,554,450	1,634,119	146,287
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	646	203,693	202,198	6,627
Cars.com, Inc.	USFF +0.250%	Weekly	MS	07/18/30	151	1,848	1,842	65
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	75	15,654	15,656	618
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	573	12,996	13,317	832
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,389	2,839	3,070	340
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,312	39,570	39,216	1,591
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/18/30	144	29,293	29,424	1,296
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	1,083	21,584	29,241	8,507
Grindr, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,942	39,717	39,835	1,684
IAC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,445	47,262	56,500	11,102
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	670	27,985	20,522	(5,508)
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,121	68,734	68,487	2,466
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	288	189,852	190,106	7,781
Netflix, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,635	155,235	153,298	4,193
News Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,379	36,383	36,019	1,085
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	41	2,884	3,311	595
Paramount Skydance Corp., Class B	USFF +0.250%	Weekly	MS	07/18/30	514	6,868	6,888	320
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	01/17/30	864	12,792	12,416	126
Roku, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,866	198,131	202,442	12,137
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	07/18/30	154	87,620	89,429	5,269
Stagwell, Inc.	USFF +0.250%	Weekly	MS	07/18/30	306	1,575	1,496	(19)
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,009	44,899	43,811	683

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
USA TODAY Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	129	$680	$664	$8
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	3,548	102,664	108,817	10,419
Yelp, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,845	62,719	56,070	(4,174)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	666	20,463	23,410	3,753
					28,795	1,433,940	1,447,485	71,796
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,791	47,238	45,521	147
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,237	61,187	85,049	26,277
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,476	358,230	336,909	(7,170)
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	3,022	85,894	84,556	2,052
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	219	88,357	87,085	2,217
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,082	181,218	164,353	(9,708)
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,863	117,471	123,685	10,853
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	1,396	21,391	22,266	1,717
Azenta, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,184	34,781	39,380	5,970
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,130	22,364	24,414	2,931
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/18/30	34	5,936	5,984	280
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/18/30	131	7,080	7,066	263
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,011	34,407	37,887	4,837
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/18/30	208	6,940	9,630	2,962
CorMedix, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,395	13,399	16,224	3,352
Dynavax Technologies Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,440	15,977	22,147	6,799
Exact Sciences Corp.	USFF +0.250%	Weekly	MS	07/18/30	47	4,782	4,773	178
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/18/30	149	17,978	18,288	1,080
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	490	30,903	32,977	3,292

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	513	$13,453	$19,196	$6,273
Incyte Corp.	USFF +0.250%	Weekly	MS	07/18/30	546	51,758	53,928	4,213
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,124	38,652	42,459	5,332
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	75	11,384	16,906	5,969
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	65	10,833	11,050	642
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/18/30	401	77,411	82,987	9,058
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	256	43,063	48,402	7,038
MannKind Corp.	USFF +0.250%	Weekly	MS	07/18/30	369	2,101	2,092	72
Omeros Corp.	USFF +0.250%	Weekly	MS	07/18/30	113	1,873	1,941	139
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,333	31,724	33,192	3,152
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	371	6,660	6,941	542
Travere Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,267	43,784	48,412	6,356
Veracyte, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,359	56,608	57,214	2,840
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	91	24,644	25,038	1,372
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/08/27	521	66,926	65,552	1,366
					38,709	1,636,407	1,683,504	112,693
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	07/18/30	661	172,802	179,263	13,893
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/18/30	799	184,342	205,335	28,571
AXT, Inc.	USFF +0.250%	Weekly	MS	07/18/30	4,949	74,213	80,916	9,633
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/18/30	97	32,810	33,572	2,353
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	07/18/30	14	1,680	1,659	42
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/18/30	304	13,552	14,999	1,980
First Solar, Inc.	USFF +0.250%	Weekly	MS	07/18/30	146	38,188	38,140	1,458
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	572	20,350	19,974	426
Intel Corp.	USFF +0.250%	Weekly	MS	07/18/30	422	15,534	15,572	649
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,816	249,247	239,304	(98)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	931	235,190	265,717	39,931
NVIDIA Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,480	272,221	276,020	14,567
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/18/30	221	12,088	11,967	354
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/17/30	822	127,220	140,603	19,897
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/18/30	347	32,744	31,886	433

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
SiTime Corp.	USFF +0.250%	Weekly	MS	07/18/30	207	$75,242	$73,110	$839
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,247	135,035	142,482	16,171
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	07/18/30	261	43,887	45,281	(1,216)
Veeco Instruments, Inc.	USFF +0.250%	Weekly	MS	07/18/30	5	143	143	3
					17,301	1,736,488	1,815,943	149,886
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	07/18/30	615	10,506	10,879	814
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	150	40,618	40,245	1,230
Agilysys, Inc.	USFF +0.250%	Weekly	MS	07/18/30	50	5,984	5,942	192
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	07/18/30	434	33,549	34,941	2,991
Appian Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	3,079	116,347	109,058	(2,695)
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/18/30	488	22,584	23,507	1,812
Autodesk, Inc.	USFF +0.250%	Weekly	MS	07/18/30	406	120,405	120,180	4,530
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	07/18/30	876	34,382	33,433	407
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	833	50,720	52,746	4,026
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	34,899	153,042	132,267	(14,730)
Braze, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	376	13,336	12,893	81
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,286	39,961	45,113	6,885
Datadog, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	98	13,810	13,327	59
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/18/30	460	39,070	40,324	2,795
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	775	52,151	49,771	(203)
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,905	83,204	80,759	839
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/18/30	691	55,708	54,872	1,363
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/18/30	119	27,246	30,021	3,849
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,125	111,454	112,159	8,256
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	388	48,804	48,143	1,265
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/18/30	115	23,151	23,116	877
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	288	8,844	7,255	(1,242)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/18/30	489	165,938	155,688	(3,696)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/18/30	183	$55,277	$54,206	$1,111
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/18/30	1,841	116,342	114,989	3,241
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	338	8,011	8,977	1,280
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,030	25,429	30,251	5,824
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,479	15,199	15,086	484
Okta, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,492	131,479	129,013	2,727
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	201	33,517	35,728	3,533
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	438	23,596	26,157	3,491
PTC, Inc.	USFF -0.250%	Weekly	MS	09/17/29	662	127,804	115,327	(7,430)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,625	113,543	117,260	8,201
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/18/30	258	35,291	34,288	389
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,672	71,425	77,167	8,562
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	89	43,289	39,617	(1,931)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,624	268,387	248,781	(9,005)
ServiceTitan, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	92	9,975	9,798	215
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,278	17,789	17,723	634
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,203	32,153	28,307	(2,579)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	158	18,931	22,474	4,288
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,092	37,565	34,288	(1,796)
Unity Software, Inc.	USFF +0.250%	Weekly	MS	07/18/30	353	16,937	15,592	(678)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/17/30	388	95,992	94,265	2,761
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,206	8,782	9,720	1,282
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,091	165,748	180,432	21,231
					77,738	2,743,275	2,696,085	65,540
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	158	32,232	33,080	2,125
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,642	344,947	357,040	26,207
Apple, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,602	342,734	435,520	107,221
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/18/30	574	76,249	75,211	1,972
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/18/30	22	3,837	3,837	149
Calix, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,137	122,954	113,111	(4,988)
CDW Corp.	USFF +0.250%	Weekly	MS	07/18/30	80	11,237	10,896	102
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	31	8,977	9,164	539
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2	154	154	3
Cognex Corp.	USFF +0.250%	Weekly	MS	07/18/30	3,267	120,812	117,547	1,573
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	619	11,707	12,238	991

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/18/30	1,552	$215,234	$195,366	$(11,367)
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/18/30	208	11,831	14,121	2,755
ePlus, Inc.	USFF +0.250%	Weekly	MS	01/17/30	335	19,481	29,380	10,835
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	07/18/30	5,804	138,811	139,412	6,909
HP, Inc.	USFF +0.250%	Weekly	MS	07/18/30	316	7,282	7,040	126
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/17/30	76	14,008	17,330	3,882
Knowles Corp.	USFF +0.250%	Weekly	MS	07/18/30	267	5,847	5,722	103
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/17/30	120	21,357	30,350	10,045
Lumentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	68	25,167	25,064	889
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,608	62,802	61,079	757
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/18/30	295	32,468	31,592	484
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,098	24,128	29,712	6,534
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,494	66,372	93,550	29,798
Ondas Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	270	2,690	2,635	49
OSI Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	159	42,528	40,555	(295)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3	174	173	4
Rogers Corp.	USFF +0.250%	Weekly	MS	01/17/30	530	33,159	48,532	16,681
Sandisk Corp.	USFF +0.250%	Weekly	MS	07/18/30	417	82,043	98,987	20,184
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/18/30	837	115,198	125,609	14,960
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	158	44,610	43,512	696
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/18/30	292	44,434	43,867	1,200
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	258	61,986	58,698	(682)
Trimble, Inc.	USFF +0.250%	Weekly	MS	07/18/30	366	28,905	28,676	910
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/18/30	994	31,276	34,253	4,211
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	373	47,863	64,257	18,332
					31,032	2,255,494	2,437,270	273,894
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,560	191,542	212,630	37,736
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	281	15,655	14,390	(620)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	07/18/30	12	204	209	10
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,300	25,893	25,641	774
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/18/30	622	21,998	23,468	2,628
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	4,392	59,537	57,843	2,380

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/18/30	239	$48,587	$48,527	$1,857
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,161	203,685	210,208	25,450
					22,567	567,101	592,916	70,215
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	07/18/30	45	3,807	3,837	178
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/18/30	249	34,695	40,029	6,836
CSX Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,328	46,003	48,140	4,125
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/18/30	28	1,973	1,943	45
Lyft, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,486	29,917	28,784	46
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/18/30	153	42,621	44,174	3,441
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/18/30	613	60,099	61,551	3,824
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,568	17,773	22,564	5,490
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	492	43,212	50,848	9,707
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	151	9,149	12,338	3,548
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/18/30	82	19,117	18,968	656
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	665	61,060	65,961	8,387
XPO, Inc.	USFF +0.250%	Weekly	MS	07/18/30	912	123,248	123,950	5,569
					7,772	492,674	523,087	51,852
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	13,865	79,018	85,270	10,782
Ameren Corp.	USFF +0.250%	Weekly	MS	07/18/30	341	35,095	34,052	493
American States Water Co.	USFF +0.250%	Weekly	MS	07/18/30	547	40,130	39,647	1,099
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	211	27,783	27,536	863
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	308	52,877	51,630	1,120
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	421	16,055	16,141	738
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	07/18/30	327	32,217	32,478	1,794
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	435	156,893	153,672	2,975
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,447	177,955	169,603	(460)
Evergy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	203	14,920	14,715	382
Eversource Energy	USFF +0.250%	Weekly	MS	07/18/30	1,486	101,820	100,052	3,447
Exelon Corp.	USFF +0.250%	Weekly	MS	07/18/30	459	20,869	20,008	(39)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	771	$12,942	$14,680	$2,246
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	4	78	78	53
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/18/30	746	63,002	59,725	(162)
Otter Tail Corp.	USFF +0.250%	Weekly	MS	07/18/30	41	3,374	3,313	70
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,445	118,114	116,034	3,619
ReNew Energy Global PLC, Class A (United Kingdom)	USFF +0.250%	Weekly	MS	07/18/30	219	1,295	1,237	(9)
Talen Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	89	31,751	33,361	2,862
Vistra Corp.	USFF +0.250%	Weekly	MS	07/18/30	78	13,375	12,584	(250)
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	93	9,830	9,808	364
					23,536	1,009,393	995,624	31,987

Total Reference Entity — Long						31,448,752	32,390,960	2,286,105
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(845)	$(112,126)	$(104,096)	$7,725
Lucid Group, Inc.	USFF -16.390%	Weekly	MS	09/19/30	(6,519)	(118,533)	(68,906)	49,304
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,258)	(176,893)	(167,956)	8,456
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(733)	(77,357)	(79,479)	(2,561)
QuantumScape Corp.	USFF -0.250%	Weekly	MS	09/19/30	(30,344)	(329,623)	(316,184)	12,545
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(817)	(23,322)	(30,106)	(7,558)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(795)	(82,381)	(81,623)	533
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,854)	(134,220)	(156,164)	(25,433)
XPEL, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,150)	(51,279)	(57,396)	(6,259)
					(46,315)	(1,105,734)	(1,061,910)	36,752
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,893)	(158,476)	(144,341)	13,048
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(570)	(41,623)	(47,190)	(5,832)
Aebi Schmidt Holding AG (Switzerland)	USFF -0.250%	Weekly	MS	09/19/30	(397)	(5,037)	(5,022)	(1)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(946)	(236,617)	(228,828)	7,147
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,929)	(118,419)	(97,800)	19,415

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,044)	$(378,669)	$(395,908)	$(18,273)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,673)	(205,413)	(136,872)	67,983
Amprius Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,150)	(52,331)	(48,523)	3,663
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,297)	(94,358)	(83,634)	9,444
Archer Aviation, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(15,927)	(127,908)	(119,771)	7,789
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,433)	(128,911)	(152,357)	(24,310)
Argan, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,352)	(464,259)	(423,609)	38,308
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,772)	(36,960)	(34,778)	2,079
Atkore, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,519)	(169,745)	(159,327)	8,333
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,591)	(941,005)	(903,577)	34,654
Ballard Power Systems, Inc. (Canada)	USFF -0.996%	Weekly	MS	09/19/30	(873)	(2,230)	(2,217)	4
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(4,664)	(405,346)	(343,270)	58,618
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,598)	(60,669)	(65,262)	(5,374)
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(2,340)	(68,587)	(71,183)	(2,784)
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	09/17/29	(7,269)	(368,703)	(435,050)	(67,346)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(25,753)	(599,582)	(650,263)	(52,304)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,274)	(662,618)	(675,197)	(14,372)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(49)	(5,368)	(5,319)	32
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(676)	(197,626)	(198,426)	(1,644)
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	09/19/30	(53)	(31,872)	(29,217)	2,552
Douglas Dynamics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(416)	(13,279)	(13,582)	(435)
Dover Corp.	USFF -0.250%	Weekly	MS	09/19/30	(938)	(186,610)	(183,135)	2,991
Ducommun, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(316)	(29,689)	(30,061)	(455)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,446)	(260,383)	(268,546)	(8,870)
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(713)	(72,681)	(104,633)	(35,663)
Enovix Corp.	USFF -0.740%	Weekly	MS	03/18/30	(14,981)	(130,363)	(109,511)	20,497
Eos Energy Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,281)	(48,750)	(49,060)	(445)
Esab Corp.	USFF -0.250%	Weekly	MS	09/17/29	(8,539)	(987,022)	(953,977)	29,069
Eve Holding, Inc.	USFF -1.390%	Weekly	MS	03/18/30	(8,547)	(36,603)	(34,103)	2,399
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(365)	(18,770)	(31,229)	(13,556)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(673)	(63,505)	(64,292)	(1,295)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(690)	(106,773)	(117,024)	(11,890)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,269)	(845,003)	(718,534)	126,675

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,090)	$(73,073)	$(53,890)	$19,221
Graham Corp.	USFF -0.250%	Weekly	MS	09/19/30	(199)	(12,995)	(12,782)	176
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(306)	(35,939)	(35,297)	508
Griffon Corp.	USFF -0.250%	Weekly	MS	03/18/30	(487)	(39,013)	(35,868)	3,046
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,391)	(214,651)	(206,397)	5,939
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,802)	(42,064)	(41,585)	363
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(11,338)	(101,642)	(184,016)	(82,651)
Kadant, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(14)	(4,021)	(3,990)	(12)
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,498)	(99,768)	(109,609)	(10,113)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(9,083)	(196,351)	(258,048)	(64,741)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,068)	(536,888)	(536,532)	(1,646)
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(143)	(42,148)	(41,981)	51
Lennox International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,319)	(662,768)	(640,480)	18,871
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,416)	(134,199)	(110,236)	23,598
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(383)	(93,307)	(91,782)	967
MasTec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,604)	(1,095,945)	(1,218,141)	(125,161)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,151)	(99,246)	(67,907)	31,128
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	09/19/30	(2,046)	(305,438)	(304,179)	431
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(269)	(59,238)	(65,515)	(7,502)
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(224)	(22,515)	(23,914)	(1,462)
Powell Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(140)	(35,732)	(44,629)	(10,155)
Power Solutions International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,454)	(95,858)	(83,082)	12,617
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,209)	(102,035)	(80,114)	20,249
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(448)	(200,121)	(189,083)	10,495
QXO, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,283)	(175,394)	(159,779)	15,234
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(215)	(92,977)	(96,412)	(3,689)
Red Cat Holdings, Inc.	USFF -5.440%	Weekly	MS	09/19/30	(3,940)	(26,030)	(31,244)	(5,287)
Redwire Corp.	USFF -3.090%	Weekly	MS	03/18/30	(21,406)	(197,971)	(162,686)	34,748
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(18,290)	(623,379)	(642,345)	(20,653)
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(74,101)	(601,692)	(629,858)	(29,795)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,939)	(255,895)	(256,371)	(1,170)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Stratasys Ltd. (Israel)	USFF -0.590%	Weekly	MS	09/19/30	(151)	$(1,311)	$(1,311)	$(6)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(10,940)	(206,766)	(201,296)	4,908
Terex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,778)	(170,102)	(148,290)	19,217
Timken Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(406)	(32,547)	(34,157)	(2,721)
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(61)	(82,686)	(81,121)	1,339
UFP Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(448)	(47,636)	(40,790)	6,643
WESCO International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(243)	(61,989)	(59,448)	2,352
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,242)	(461,440)	(478,555)	(18,878)
Worthington Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,688)	(94,402)	(87,050)	6,830
					(360,429)	(15,798,935)	(15,684,398)	43,140
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,870)	(242,063)	(206,001)	33,515
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(36,843)	(393,164)	(295,481)	96,455
BlackSky Technology, Inc.	USFF -0.640%	Weekly	MS	09/19/30	(358)	(6,876)	(6,713)	142
Booz Allen Hamilton Holding Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,566)	(146,600)	(132,108)	15,553
Brady Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(906)	(71,463)	(71,003)	123
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,563)	(115,247)	(108,493)	6,440
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(2,162)	(239,252)	(211,746)	26,945
CBIZ, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(857)	(70,788)	(43,236)	27,865
Clarivate PLC (Jersey)	USFF -0.260%	Weekly	MS	07/11/28	(61,760)	(330,844)	(206,278)	123,669
Concentrix Corp.	USFF -0.250%	Weekly	MS	09/19/30	(283)	(11,862)	(11,767)	60
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,431)	(132,201)	(142,006)	(10,165)
Enviri Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,014)	(60,758)	(89,851)	(29,300)
First Advantage Corp.	USFF +0.250%	Weekly	MS	09/13/29	(2,418)	(35,394)	(35,134)	161
ICF International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(537)	(46,455)	(45,806)	520
Insperity, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,515)	(471,587)	(329,701)	130,207
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(13,481)	(132,555)	(133,866)	(1,673)
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/16/29	(13,954)	(508,615)	(414,852)	83,717
Maximus, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,778)	(246,885)	(239,797)	5,450
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,861)	(67,804)	(52,299)	13,224
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(363)	(64,573)	(58,131)	5,923
OPENLANE, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,280)	(97,623)	(97,678)	(321)
Parsons Corp.	USFF -0.250%	Weekly	MS	03/18/30	(4,366)	(368,115)	(269,819)	99,060
Robert Half, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,018)	(27,750)	(27,649)	(577)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	03/18/30	(7,020)	(717,899)	(706,633)	7,771

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
SS&C Technologies Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,536)	$(132,269)	$(134,277)	$(2,573)
TransUnion	USFF -0.250%	Weekly	MS	09/19/30	(4,269)	(370,868)	(366,067)	3,797
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(3,010)	(238,006)	(237,369)	(691)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,578)	(132,173)	(125,003)	6,810
Vestis Corp.	USFF -0.250%	Weekly	MS	09/17/29	(31,046)	(238,623)	(207,077)	30,718
Waste Management, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(70)	(15,395)	(15,380)	(28)
					(236,713)	(5,733,707)	(5,021,221)	672,797
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,080)	(103,966)	(103,917)	(699)
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(13,155)	(285,858)	(346,897)	(62,880)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(306)	(71,021)	(71,154)	(328)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,467)	(651,542)	(712,593)	(62,814)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(4,982)	(94,215)	(48,475)	43,845
Carvana Co.	USFF -0.250%	Weekly	MS	09/19/30	(2,742)	(1,029,544)	(1,157,179)	(131,993)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,079)	(1,314,851)	(1,203,460)	101,712
Etsy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,379)	(102,031)	(76,452)	25,301
Five Below, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,823)	(518,834)	(531,740)	(14,311)
Floor & Decor Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	(1,317)	(110,473)	(80,192)	29,980
Guess?, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,421)	(24,080)	(23,802)	(252)
LKQ Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,345)	(73,821)	(70,819)	2,081
Macy's, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(10,986)	(255,689)	(242,241)	11,353
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(416)	(169,147)	(167,864)	823
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,416)	(164,890)	(143,985)	20,456
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,887)	(137,830)	(103,376)	30,200
Valvoline, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(746)	(22,221)	(21,679)	480
Williams-Sonoma, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(351)	(71,542)	(62,685)	8,705
					(74,898)	(5,201,555)	(5,168,510)	1,659
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,180)	(92,486)	(94,188)	(2,481)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Canada Goose Holdings, Inc. (Canada)	USFF -1.340%	Weekly	MS	09/19/30	(48)	$(623)	$(622)	$(3)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	09/19/30	(617)	(32,755)	(33,991)	(1,483)
Crocs, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(465)	(39,675)	(39,767)	(310)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(11,800)	(77,714)	(134,048)	(57,607)
KB Home	USFF -0.250%	Weekly	MS	09/19/30	(374)	(21,276)	(21,097)	118
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,331)	(105,050)	(81,311)	23,100
Mattel, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(47,054)	(894,980)	(933,551)	(42,991)
Newell Brands, Inc.	USFF -0.260%	Weekly	MS	03/18/30	(10,069)	(58,943)	(37,457)	19,645
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	09/19/30	(1,943)	(119,734)	(123,789)	(4,381)
Tapestry, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(515)	(67,052)	(65,802)	1,067
TopBuild Corp.	USFF -0.250%	Weekly	MS	09/19/30	(154)	(66,410)	(64,247)	1,981
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,800)	(61,096)	(56,646)	4,282
VF Corp.	USFF -0.250%	Weekly	MS	03/18/30	(13,998)	(210,148)	(253,084)	(45,813)
Whirlpool Corp.	USFF -1.290%	Weekly	MS	09/19/30	(322)	(24,710)	(23,229)	1,153
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,517)	(27,415)	(27,534)	(195)
					(93,187)	(1,900,067)	(1,990,363)	(103,918)
Consumer Services
Brightstar Lottery PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(3,044)	(52,600)	(47,121)	2,901
Brinker International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,234)	(181,428)	(177,104)	3,645
Cava Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,162)	(76,003)	(68,198)	7,597
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,765)	(365,048)	(361,305)	2,754
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(36,286)	(340,458)	(267,065)	72,470
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(810)	(186,082)	(183,449)	2,127
Dutch Bros, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,004)	(56,564)	(61,465)	(5,057)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,319)	(203,988)	(170,691)	32,744
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(3,510)	(741,331)	(754,790)	(15,466)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(576)	(89,265)	(92,344)	(3,414)
Kura Sushi USA, Inc., Class A	USFF -0.890%	Weekly	MS	07/16/29	(2,606)	(190,468)	(136,372)	53,653
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,169)	(136,339)	(137,392)	(1,424)
Lincoln Educational Services Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,856)	(41,211)	(44,822)	(3,732)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Lucky Strike Entertainment Corp.	USFF -11.990%	Weekly	MS	09/19/30	(444)	$(3,689)	$(3,761)	$(95)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(24,975)	(491,210)	(557,442)	(68,392)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	03/18/30	(4,635)	(93,567)	(96,130)	(3,282)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(3,217)	(187,058)	(199,293)	(13,659)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	09/19/30	(1,880)	(538,339)	(524,370)	10,556
Serve Robotics, Inc.	USFF -3.340%	Weekly	MS	09/19/30	(6,704)	(76,584)	(69,588)	6,787
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	09/17/29	(9,674)	(267,780)	(148,399)	119,306
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(18,916)	(198,922)	(127,872)	70,510
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(717)	(127,765)	(119,022)	8,204
Udemy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,929)	(41,649)	(34,685)	6,849
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,513)	(283,660)	(248,575)	34,316
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	09/19/30	(4,753)	(39,523)	(39,592)	(356)
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(66)	(5,028)	(4,987)	25
					(169,764)	(5,015,559)	(4,675,834)	319,567
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,085)	(291,349)	(277,743)	13,698
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,294)	(715,730)	(715,207)	(1,414)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(718)	(43,965)	(44,753)	(909)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(992)	(66,457)	(68,002)	(2,133)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,649)	(120,455)	(119,152)	975
Performance Food Group Co.	USFF -0.250%	Weekly	MS	09/17/29	(5,774)	(539,061)	(519,198)	18,403
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(275)	(34,962)	(33,734)	1,135
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,045)	(75,466)	(66,974)	7,817
					(15,832)	(1,887,445)	(1,844,763)	37,572
Energy
Archrock, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(17,473)	(444,798)	(454,647)	(20,228)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Atlas Energy Solutions, Inc.	USFF -0.590%	Weekly	MS	01/12/29	(11,620)	$(183,671)	$(109,460)	$66,409
BW LPG Ltd. (Singapore)	USFF -1.390%	Weekly	MS	09/17/29	(6,683)	(81,322)	(87,547)	(11,307)
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(22,229)	(716,657)	(752,452)	(47,939)
Chevron Corp.	USFF -0.250%	Weekly	MS	09/19/30	(8,403)	(1,287,495)	(1,280,701)	(5,009)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	09/19/30	(652)	(61,397)	(60,440)	624
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(505)	(39,606)	(44,698)	(5,905)
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(2,633)	(68,931)	(69,301)	(1,958)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/31/26	(7,958)	(74,878)	(66,768)	5,896
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,997)	(115,949)	(88,891)	25,977
Denison Mines Corp. (Canada)	USFF -0.285%	Weekly	MS	09/19/30	(15,036)	(38,362)	(39,996)	(1,740)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(718)	(126,352)	(107,937)	15,587
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	03/18/30	(2,495)	(74,371)	(60,728)	10,524
Energy Fuels, Inc. (Canada)	USFF -0.690%	Weekly	MS	09/19/30	(158)	(2,302)	(2,297)	(4)
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,512)	(1,016,707)	(998,855)	15,171
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(4,278)	(115,513)	(119,998)	(5,003)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	09/19/30	(702)	(77,579)	(77,473)	(106)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(22,997)	(498,651)	(659,554)	(170,564)
Kinetik Holdings, Inc.	USFF -1.490%	Weekly	MS	01/07/27	(2,575)	(97,246)	(92,829)	(22,405)
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,248)	(158,457)	(170,718)	(13,989)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	03/18/30	(7,460)	(1,422,072)	(1,213,220)	198,639
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,835)	(200,556)	(162,757)	34,128
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(3,010)	(25,496)	(27,692)	(2,268)
NextDecade Corp.	USFF -0.540%	Weekly	MS	01/12/29	(69,623)	(485,218)	(366,913)	116,990
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(14,995)	(51,274)	(51,583)	(1,802)
Northern Oil & Gas, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,080)	(46,167)	(44,658)	446
ONEOK, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,507)	(113,642)	(110,764)	(6,987)
ProFrac Holding Corp., Class A	USFF -0.790%	Weekly	MS	09/19/30	(87)	(339)	(338)	(3)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	09/19/30	(12,317)	(127,198)	(117,135)	9,691

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Sable Offshore Corp.	USFF -0.890%	Weekly	MS	09/19/30	(2,910)	$(25,330)	$(26,248)	$(989)
Seadrill Ltd. (Bermuda)	USFF -0.640%	Weekly	MS	03/18/30	(8,307)	(242,771)	(287,422)	(45,310)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,396)	(230,497)	(246,126)	(20,477)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(3,076)	(32,843)	(24,024)	5,457
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	09/19/30	(9,333)	(354,953)	(358,201)	(5,536)
SM Energy Co.	USFF -0.250%	Weekly	MS	09/17/29	(28,338)	(687,384)	(529,921)	142,905
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(21,626)	(176,449)	(202,636)	(26,666)
Venture Global, Inc., Class A	USFF -4.340%	Weekly	MS	09/19/30	(21,573)	(139,788)	(147,128)	(7,732)
					(382,345)	(9,642,221)	(9,262,056)	224,517
Financial Services
Chime Financial, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(3,031)	(73,228)	(76,290)	(3,263)
MSCI, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(199)	(115,761)	(114,172)	1,273
Nasdaq, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,635)	(357,931)	(353,068)	3,894
S&P Global, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(682)	(359,757)	(356,406)	2,375
Sezzle, Inc.	USFF -0.690%	Weekly	MS	09/19/30	(345)	(25,291)	(21,899)	3,322
Shift4 Payments, Inc., Class A	USFF -2.190%	Weekly	MS	09/19/30	(1,349)	(94,873)	(84,947)	9,667
					(9,241)	(1,026,841)	(1,006,782)	17,268
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(9,198)	(846,301)	(819,358)	16,622
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,690)	(123,985)	(123,041)	606
Conagra Brands, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,921)	(155,229)	(154,423)	384
General Mills, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,495)	(257,023)	(255,517)	808
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	09/19/30	(16,421)	(393,101)	(389,178)	2,859
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	03/18/30	(1,488)	(167,013)	(145,541)	20,578
Marzetti Company (The)	USFF -0.250%	Weekly	MS	03/18/30	(299)	(54,480)	(49,162)	4,723
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	09/19/30	(811)	(55,516)	(55,237)	126
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,644)	(764,289)	(757,138)	5,083
Primo Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(56,079)	(1,348,045)	(916,892)	420,463
Turning Point Brands, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(13)	(1,409)	(1,409)	(6)
Universal Corp.	USFF -0.250%	Weekly	MS	03/18/30	(462)	(25,731)	(24,370)	1,048
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,165)	(104,481)	(84,753)	18,393
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(4,324)	(172,484)	(229,215)	(58,826)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,909)	(115,617)	(92,913)	22,388
					(124,919)	(4,584,704)	(4,098,147)	455,249

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,229)	$(504,251)	$(173,530)	$329,356
Alcon AG (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(409)	(33,511)	(32,233)	758
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,918)	(115,324)	(97,206)	17,804
Bausch + Lomb Corp. (Canada)	USFF -0.740%	Weekly	MS	03/18/30	(7,973)	(108,663)	(136,179)	(27,852)
Baxter International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,452)	(104,665)	(104,188)	192
Centene Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,775)	(182,300)	(196,491)	(14,686)
Claritev Corp.	USFF -0.840%	Weekly	MS	09/19/30	(117)	(4,968)	(5,002)	(50)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(65,919)	(807,544)	(753,454)	38,403
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,510)	(124,907)	(66,866)	57,700
GE HealthCare Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,601)	(630,623)	(623,434)	5,169
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,575)	(177,783)	(194,618)	(17,399)
Hims & Hers Health, Inc.	USFF -0.490%	Weekly	MS	03/18/30	(3,396)	(154,744)	(110,268)	44,055
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,909)	(254,255)	(176,067)	77,529
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,714)	(242,661)	(212,859)	29,144
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(21,378)	(485,816)	(265,515)	219,010
iRadimed Corp.	USFF -0.250%	Weekly	MS	09/19/30	(21)	(2,049)	(2,043)	(2)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(12,407)	(742,983)	(825,686)	(84,714)
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/19/30	(1,299)	(82,584)	(79,927)	2,442
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,305)	(535,997)	(573,550)	(39,004)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,666)	(138,490)	(53,585)	87,046
NeoGenomics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	(14,384)	(127,509)	(169,156)	(42,478)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(30,660)	(564,502)	(396,434)	166,471
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(24,744)	(742,018)	(788,344)	(48,334)
Penumbra, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(626)	(196,378)	(194,630)	1,215
Phreesia, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,444)	(180,970)	(142,872)	37,606
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	(2,896)	(117,052)	(91,108)	25,625
Pulse Biosciences, Inc.	USFF -4.890%	Weekly	MS	09/19/30	(25)	(346)	(343)	(1)
RadNet, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,235)	(91,067)	(88,117)	2,701
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,814)	(246,949)	(120,726)	126,308
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(29,894)	(250,497)	(209,258)	40,559

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Teleflex, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,263)	$(843,000)	$(886,377)	$(46,403)
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	09/19/30	(469)	(99,892)	(93,200)	6,420
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(803)	(61,415)	(62,706)	(1,551)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,808)	(355,947)	(342,415)	11,455
					(300,638)	(9,311,660)	(8,268,387)	1,004,494
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	03/18/30	(5,643)	(148,277)	(96,213)	49,576
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,525)	(152,063)	(115,961)	35,688
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,500)	(46,922)	(49,725)	(3,148)
Oddity Tech Ltd., Class A (Israel)	USFF -0.250%	Weekly	MS	09/19/30	(1,502)	(64,464)	(60,350)	3,937
Olaplex Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,393)	(2,845)	(3,207)	(372)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,614)	(254,856)	(213,515)	35,054
					(17,177)	(669,427)	(538,971)	120,735
Materials
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	03/18/30	(30,750)	(263,633)	(256,455)	(2,168)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,999)	(358,293)	(365,758)	(8,499)
Ashland, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,268)	(390,673)	(426,414)	(41,167)
Avient Corp.	USFF -0.250%	Weekly	MS	09/19/30	(5,246)	(159,126)	(163,885)	(6,186)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -1.440%	Weekly	MS	09/19/30	(13,161)	(71,933)	(81,730)	(9,994)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/19/30	(15,163)	(475,022)	(489,917)	(16,181)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	09/19/30	(2,642)	(81,320)	(103,514)	(22,416)
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(18,426)	(247,170)	(244,697)	1,802
Dow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,222)	(277,852)	(168,850)	95,427
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(784)	(171,521)	(162,037)	8,703
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	03/18/30	(2,452)	(168,255)	(156,511)	6,950
Ecolab, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,079)	(286,074)	(283,259)	1,392
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,666)	(69,288)	(74,590)	(5,542)
ERO Copper Corp. (Canada)	USFF -0.690%	Weekly	MS	03/18/30	(3,376)	(58,892)	(95,507)	(36,777)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(7,894)	(96,378)	(131,514)	(35,424)
Hawkins, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(777)	(115,678)	(110,381)	4,687
Hudbay Minerals, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(12,291)	(237,698)	(243,976)	(6,916)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Innospec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,674)	$(215,875)	$(204,668)	$9,041
International Paper Co.	USFF -0.250%	Weekly	MS	03/18/30	(4,450)	(228,844)	(175,285)	47,643
James Hardie Industries PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(5,105)	(95,612)	(105,929)	(10,577)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,066)	(78,584)	(122,441)	(46,046)
Knife River Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,743)	(263,071)	(192,970)	69,387
Lithium Americas Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(44,080)	(227,985)	(192,189)	35,178
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,683)	(132,753)	(135,919)	(3,711)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(100)	(62,493)	(62,266)	(28)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,003)	(37,933)	(39,839)	(2,147)
MP Materials Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,052)	(60,157)	(53,147)	6,845
Olin Corp.	USFF -0.250%	Weekly	MS	09/19/30	(9,909)	(202,865)	(206,404)	(5,911)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(19,298)	(212,477)	(259,944)	(48,852)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	09/19/30	(1,497)	(300,270)	(308,726)	(10,640)
Perpetua Resources Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,106)	(36,456)	(50,986)	(14,631)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	03/18/30	(655)	(87,658)	(89,938)	(2,776)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(22,077)	(509,188)	(397,386)	110,423
Reliance, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(370)	(103,352)	(106,882)	(4,235)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,223)	(798,699)	(938,731)	(146,445)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	03/18/30	(911)	(91,537)	(85,588)	5,465
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,916)	(258,086)	(198,459)	56,285
Skeena Resources Ltd. (Canada)	USFF -0.540%	Weekly	MS	09/19/30	(2,762)	(47,954)	(65,542)	(17,824)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,647)	(78,509)	(71,875)	3,534
Sylvamo Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,416)	(63,050)	(68,180)	(5,612)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(52,018)	(142,443)	(294,422)	(153,864)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(4,150)	(181,624)	(198,743)	(17,951)
TMC the metals Co., Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(2,659)	(16,532)	(16,406)	78
Triple Flag Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(2,632)	(82,039)	(87,435)	(5,748)
Tronox Holdings PLC (United Kingdom)	USFF -0.261%	Weekly	MS	03/18/30	(17,824)	(79,056)	(74,326)	3,826

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
United States Antimony Corp.	USFF -0.250%	Weekly	MS	09/19/30	(19,491)	$(121,238)	$(97,845)	$23,063
Vizsla Silver Corp. (Canada)	USFF -0.990%	Weekly	MS	03/18/30	(10,187)	(36,110)	(55,723)	(19,713)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(963)	(69,940)	(84,908)	(16,435)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(829)	(60,453)	(50,660)	8,967
Westlake Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,848)	(373,450)	(358,461)	8,171
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,797)	(213,718)	(211,183)	1,954
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,571)	(50,554)	(54,388)	(4,213)
					(393,908)	(9,149,371)	(9,276,789)	(219,808)
Media & Entertainment
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(1,627)	(136,917)	(176,855)	(40,311)
fuboTV, Inc., Class A	USFF -0.268%	Weekly	MS	09/17/29	(25,576)	(97,531)	(64,452)	32,813
Ibotta, Inc., Class A	USFF -0.540%	Weekly	MS	03/18/30	(3,591)	(147,631)	(81,623)	65,630
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,514)	(235,788)	(215,745)	19,401
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,658)	(557,666)	(687,492)	(133,353)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(422)	(81,228)	(85,687)	(4,681)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(2,035)	(181,484)	(164,896)	16,095
Scholastic Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,198)	(34,452)	(35,497)	(1,333)
Sirius XM Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,883)	(63,258)	(57,646)	5,242
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(8,908)	(79,246)	(71,888)	7,142
Taboola.com Ltd. (Israel)	USFF -1.140%	Weekly	MS	09/19/30	(854)	(3,894)	(3,937)	(56)
TEGNA, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,270)	(64,736)	(63,471)	683
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,008)	(208,117)	(210,672)	(3,579)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	09/19/30	(6,934)	(309,490)	(263,215)	45,436
Walt Disney Co. (The)	USFF -0.250%	Weekly	MS	09/19/30	(6,757)	(758,837)	(768,744)	(11,960)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,213)	(154,102)	(150,239)	3,343
Webtoon Entertainment, Inc.	USFF -2.640%	Weekly	MS	09/19/30	(2,248)	(29,680)	(29,291)	306
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,948)	(36,054)	(29,981)	6,090
					(79,644)	(3,180,111)	(3,161,331)	6,908

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.770%	Weekly	MS	07/11/28	(32,312)	$(114,020)	$(110,507)	$3,202
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(24,197)	(396,756)	(441,353)	(46,582)
Arcellx, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(16)	(1,033)	(1,043)	(16)
Avantor, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,394)	(37,176)	(27,435)	9,637
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,145)	(68,202)	(68,047)	(33)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	09/19/30	(593)	(38,368)	(34,874)	3,387
Bruker Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,548)	(54,752)	(72,926)	(18,480)
Catalyst Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,145)	(27,604)	(26,724)	834
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,920)	(381,516)	(383,002)	(2,519)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,627)	(401,249)	(161,020)	244,149
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,980)	(94,555)	(92,169)	2,127
CytomX Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(648)	(2,737)	(2,760)	(34)
Danaher Corp.	USFF -0.250%	Weekly	MS	09/19/30	(493)	(111,724)	(112,858)	(1,591)
Disc Medicine, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(91)	(7,128)	(7,226)	(121)
Dyne Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,857)	(55,585)	(55,883)	(450)
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,761)	(59,129)	(68,514)	(9,980)
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,512)	(99,919)	(124,737)	(25,091)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	09/19/30	(169)	(181,979)	(181,621)	(137)
EyePoint, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,243)	(112,560)	(150,600)	(38,451)
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,006)	(57,714)	(103,603)	(46,414)
Geron Corp.	USFF -0.250%	Weekly	MS	09/19/30	(304)	(403)	(401)	(2)
Harrow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(500)	(14,525)	(24,500)	(10,017)
Indivior PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(794)	(16,161)	(28,489)	(13,163)
Krystal Biotech, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(104)	(25,370)	(25,640)	(341)
LENZ Therapeutics, Inc.	USFF -0.940%	Weekly	MS	09/19/30	(2,248)	(63,848)	(35,968)	27,704
Merck & Co., Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,412)	(362,189)	(359,147)	2,061
Nektar Therapeutics	USFF -0.250%	Weekly	MS	09/19/30	(70)	(2,939)	(2,960)	(31)
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(340)	(52,739)	(48,222)	5,633
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(14,127)	(138,572)	(171,502)	(33,307)
Organon & Co.	USFF -0.250%	Weekly	MS	03/18/30	(13,176)	(140,201)	(94,472)	47,010

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,306)	$(216,410)	$(214,959)	$864
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(19,286)	(264,647)	(268,461)	(7,474)
Personalis, Inc.	USFF -0.690%	Weekly	MS	09/19/30	(2,291)	(20,285)	(18,236)	1,991
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(865)	(34,018)	(32,316)	1,607
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(104)	(6,514)	(6,416)	78
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,482)	(372,385)	(478,798)	(115,001)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	09/19/30	(3,995)	(182,993)	(179,655)	2,785
Recursion Pharmaceuticals, Inc., Class A	USFF -1.012%	Weekly	MS	09/19/30	(640)	(2,619)	(2,618)	(9)
Repligen Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,558)	(263,058)	(255,294)	7,050
Revvity, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,225)	(108,346)	(118,519)	(10,543)
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,575)	(161,245)	(176,950)	(16,144)
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,185)	(432,581)	(456,494)	(25,085)
Tempus AI, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,855)	(138,725)	(109,538)	28,810
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,541)	(141,187)	(104,443)	36,360
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,333)	(60,753)	(61,505)	(918)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(474)	(218,237)	(214,893)	2,817
Viatris, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(39,153)	(421,292)	(487,455)	(73,927)
Waters Corp.	USFF -0.250%	Weekly	MS	09/19/30	(245)	(86,369)	(93,058)	(7,132)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	03/18/30	(2,124)	(15,340)	(36,108)	(21,538)
					(241,969)	(6,267,657)	(6,333,919)	(96,425)
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(11,118)	(352,721)	(438,605)	(86,841)
Aehr Test Systems	USFF -1.240%	Weekly	MS	09/19/30	(3,959)	(94,999)	(79,932)	14,808
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/19/30	(1,915)	(136,373)	(135,659)	343
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,887)	(111,971)	(113,979)	(2,990)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,099)	(63,456)	(48,844)	14,450
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,630)	(223,453)	(212,491)	10,355

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,122)	$(100,009)	$(174,145)	$(76,287)
indie Semiconductor, Inc., Class A	USFF -0.987%	Weekly	MS	07/11/28	(6,570)	(43,560)	(23,192)	20,247
KLA Corp.	USFF -0.250%	Weekly	MS	09/19/30	(48)	(61,484)	(58,324)	7,619
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,312)	(114,886)	(105,335)	6,874
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,624)	(106,169)	(119,494)	(13,614)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(773)	(111,148)	(132,399)	(23,143)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,299)	(53,747)	(40,072)	13,548
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,795)	(650,477)	(624,137)	25,069
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(138)	(135,226)	(125,078)	12,957
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	09/19/30	(935)	(215,254)	(202,951)	14,872
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,244)	(72,379)	(92,551)	(20,371)
Penguin Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,450)	(29,959)	(28,362)	1,514
Photronics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(558)	(18,659)	(17,856)	750
Rigetti Computing, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(17,367)	(415,147)	(384,679)	29,343
SkyWater Technology, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(472)	(8,920)	(8,572)	322
Universal Display Corp.	USFF -0.250%	Weekly	MS	09/19/30	(214)	(32,312)	(24,991)	7,130
Wolfspeed, Inc.	USFF -1.790%	Weekly	MS	09/19/30	(14,587)	(273,780)	(253,960)	19,078
					(94,116)	(3,426,089)	(3,445,608)	(23,967)
Software & Services
Adeia, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(875)	(15,013)	(15,094)	(124)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,564)	(308,711)	(310,959)	(3,718)
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,094)	(68,986)	(71,379)	(2,655)
Applied Digital Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,465)	(104,709)	(109,482)	(5,058)
BigBear.ai Holdings, Inc.	USFF -2.690%	Weekly	MS	09/19/30	(4,452)	(25,339)	(24,041)	1,227
Bitfarms Ltd. (Canada)	USFF -0.863%	Weekly	MS	09/19/30	(6,599)	(15,473)	(15,508)	(79)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,117)	(119,342)	(117,049)	1,967
Blend Labs, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(29,912)	(95,030)	(90,932)	3,838
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(6,871)	(117,310)	(92,621)	24,369
Cleanspark, Inc.	USFF -0.540%	Weekly	MS	03/18/30	(2,439)	(27,243)	(24,683)	2,484

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(9,155)	$(188,128)	$(220,819)	$(33,202)
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(944)	(119,961)	(118,340)	1,294
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(2,334)	(54,664)	(70,580)	(17,187)
Core Scientific, Inc.	USFF -0.640%	Weekly	MS	03/18/30	(7,719)	(96,147)	(112,389)	(16,504)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(9,088)	(821,668)	(650,792)	168,653
Daily Journal Corp.	USFF -0.590%	Weekly	MS	09/19/30	(164)	(84,938)	(79,920)	4,785
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,149)	(239,858)	(247,770)	(8,562)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(34,701)	(386,790)	(396,979)	(11,237)
D-Wave Quantum, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,451)	(101,636)	(116,394)	(15,035)
DXC Technology Co.	USFF -0.250%	Weekly	MS	03/18/30	(5,271)	(75,965)	(77,220)	(1,464)
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	09/19/30	(7,717)	(566,054)	(582,170)	(17,649)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	09/19/30	(81)	(150,752)	(136,940)	13,559
Five9, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(12,834)	(316,607)	(257,322)	58,589
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,984)	(22,454)	(24,304)	(1,951)
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(7,414)	(310,909)	(278,247)	31,807
Globant S.A. (Luxembourg)	USFF -0.250%	Weekly	MS	09/19/30	(8,996)	(574,859)	(588,069)	(15,936)
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,498)	(46,958)	(49,647)	(2,896)
Hive Digital Technologies Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(170,142)	(533,669)	(438,966)	93,789
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,880)	(27,847)	(24,459)	3,360
Karooooo Ltd. (Singapore)	USFF -2.190%	Weekly	MS	09/19/30	(61)	(2,800)	(2,776)	14
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(11,023)	(328,152)	(133,158)	194,146
Onestream, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,410)	(28,480)	(25,916)	2,588
Oracle Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,234)	(794,090)	(825,249)	(33,308)
PAR Technology Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,238)	(50,622)	(44,915)	5,568
Quantum Computing, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(10,590)	(153,404)	(108,653)	44,333
Rapid7, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,675)	(156,451)	(131,860)	24,166
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(8,351)	(66,722)	(99,293)	(32,754)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,765)	(296,545)	(284,112)	13,888

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,181)	$(261,253)	$(259,064)	$1,480
SoundHound AI, Inc., Class A	USFF -0.790%	Weekly	MS	09/19/30	(11,086)	(132,675)	(110,527)	21,786
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,113)	(301,671)	(277,462)	23,392
Synopsys, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(3,270)	(1,484,690)	(1,535,984)	(55,309)
Terawulf, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(10,115)	(123,889)	(116,221)	7,330
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(24,341)	(812,335)	(798,385)	11,752
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(20,537)	(710,246)	(410,124)	299,280
Zscaler, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,412)	(798,276)	(767,427)	28,689
					(484,312)	(12,119,321)	(11,274,201)	813,505
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,445)	(21,428)	(21,247)	121
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(28,634)	(419,810)	(380,260)	38,413
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,450)	(123,677)	(189,987)	(66,647)
Arlo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,550)	(105,695)	(105,624)	(218)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,350)	(485,363)	(479,283)	4,765
Avnet, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(717)	(34,700)	(34,473)	(121)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	09/17/29	(1,989)	(244,051)	(337,394)	(94,165)
Coherent Corp.	USFF -0.250%	Weekly	MS	09/19/30	(946)	(131,740)	(174,603)	(43,222)
Crane NXT Co.	USFF -0.250%	Weekly	MS	09/17/29	(757)	(48,597)	(35,632)	12,732
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	03/18/30	(1,270)	(565,572)	(578,206)	(22,999)
IonQ, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,631)	(124,417)	(118,053)	6,025
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,461)	(118,827)	(104,608)	13,948
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(347)	(133,084)	(133,012)	(290)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,521)	(93,814)	(86,370)	7,188
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,450)	(184,856)	(172,535)	11,818
Ouster, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(15,805)	(339,875)	(342,020)	(3,066)
Plexus Corp.	USFF -0.250%	Weekly	MS	09/19/30	(526)	(77,391)	(77,322)	(220)
Powerfleet, Inc. NJ	USFF -0.250%	Weekly	MS	09/19/30	(716)	(3,872)	(3,809)	50
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(8,651)	(596,805)	(579,704)	15,486
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,727)	(143,591)	(109,089)	34,111
Ubiquiti, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(74)	(50,314)	(40,948)	9,170
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,448)	(565,132)	(470,172)	83,755

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Vontier Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,751)	$(66,137)	$(65,102)	$853
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(95)	(25,894)	(23,068)	3,979
					(127,311)	(4,704,642)	(4,662,521)	11,466
Telecommunication Services
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(10,446)	(243,928)	(248,824)	(7,766)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,499)	(522,515)	(312,598)	201,465
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,612)	(355,893)	(365,929)	(11,310)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(585)	(15,098)	(35,708)	(20,654)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	01/05/26	(4,709)	(85,139)	(54,436)	22,591
					(39,851)	(1,222,573)	(1,017,495)	184,326
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(950)	(53,723)	(47,785)	6,114
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,226)	(359,844)	(239,337)	117,666
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,881)	(134,545)	(138,498)	(4,741)
Frontier Group Holdings, Inc.	USFF -0.264%	Weekly	MS	03/18/30	(14,020)	(66,493)	(66,034)	256
FTAI Infrastructure, Inc.	USFF -0.266%	Weekly	MS	03/18/30	(5,036)	(31,128)	(23,216)	7,558
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(4,822)	(181,796)	(205,465)	(24,651)
JetBlue Airways Corp.	USFF -0.256%	Weekly	MS	09/19/30	(9,360)	(40,456)	(42,588)	(2,244)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(13,844)	(620,389)	(723,764)	(107,545)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,117)	(259,646)	(115,239)	145,101
Ryder System, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,005)	(190,092)	(192,347)	(2,771)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	03/18/30	(13,694)	(459,164)	(565,973)	(110,677)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,221)	(135,310)	(136,532)	(1,591)
					(78,176)	(2,532,586)	(2,496,778)	22,475
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(16,385)	(275,764)	(234,961)	25,519
Avista Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,910)	(113,783)	(112,151)	(2,448)
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,640)	(90,040)	(101,218)	(13,535)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(5,750)	(274,842)	(249,147)	19,748

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,160)	$(140,235)	$(144,722)	$(7,557)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	03/18/30	(4,818)	(147,301)	(160,247)	(16,623)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,070)	(75,481)	(74,825)	(837)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,756)	(535,944)	(513,014)	14,138
DTE Energy Co.	USFF -0.250%	Weekly	MS	09/19/30	(419)	(58,173)	(54,043)	3,474
Edison International	USFF -0.250%	Weekly	MS	09/19/30	(202)	(12,158)	(12,124)	(1)
Emera, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(7)	(345)	(345)	(3)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,057)	(48,864)	(47,322)	(3,678)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(3,069)	(159,773)	(150,350)	4,822
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(886)	(103,698)	(112,132)	(11,313)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	09/19/30	(584)	(30,325)	(29,445)	724
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,711)	(223,958)	(217,271)	1,690
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(10,152)	(841,399)	(815,003)	18,382
NiSource, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,349)	(183,801)	(181,614)	436
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(4,792)	(210,525)	(223,978)	(27,427)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,077)	(136,105)	(134,050)	286
Oklo, Inc.	USFF -0.540%	Weekly	MS	09/19/30	(1,550)	(127,206)	(111,228)	15,631
Portland General Electric Co.	USFF -0.250%	Weekly	MS	09/17/29	(616)	(31,074)	(29,562)	(631)
PPL Corp.	USFF -0.250%	Weekly	MS	03/18/30	(6,183)	(228,399)	(216,529)	9,267
Sempra	USFF -0.250%	Weekly	MS	09/17/29	(1,577)	(136,293)	(139,233)	(7,149)
Southern Co. (The)	USFF -0.250%	Weekly	MS	09/19/30	(458)	(41,981)	(39,938)	1,360
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,751)	(358,555)	(380,175)	(28,530)
Spire, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,819)	(297,931)	(315,831)	(25,888)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(20,057)	(245,097)	(253,520)	(11,156)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,384)	(191,992)	(199,250)	(10,807)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,420)	(185,046)	(178,741)	2,804
					(120,609)	(5,506,088)	(5,431,969)	(49,302)

Total Reference Entity — Short						(109,986,293)	(105,721,953)	3,479,010
Net Value of Reference Entity						$(78,537,541)	$(73,330,993)	$5,765,115

*	Includes $558,567 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $5,765,115, which are considered Level 2 as of and for the period ended December 31, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 25.0%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)*	4,469	$ 340,046
Ford Motor Co.	46,242	606,695
General Motors Co.	3,404	276,814
		1,223,555
Banks — 0.7%
Bank of America Corp.	25,860	1,422,300
Citigroup, Inc.	6,182	721,377
Citizens Financial Group, Inc.	1,404	82,008
Fifth Third Bancorp	59	2,762
Huntington Bancshares, Inc.	15	260
JPMorgan Chase & Co.	12,623	4,067,383
M&T Bank Corp.	667	134,387
PNC Financial Services Group, Inc. (The)	1,157	241,501
Truist Financial Corp.	5,341	262,831
US Bancorp	6,140	327,630
Wells Fargo & Co.	15,046	1,402,287
		8,664,726
Capital Goods — 2.0%
3M Co.	1	160
A. O. Smith Corp.	407	27,220
Allegion PLC (Ireland)	7,400	1,178,228
AMETEK, Inc.	4,107	843,208
Caterpillar, Inc.	1,814	1,039,186
Comfort Systems USA, Inc.	3	2,800
Cummins, Inc.	2,697	1,376,684
EMCOR Group, Inc.	5,079	3,107,281
Emerson Electric Co.	3,566	473,280
Fortive Corp.	30	1,656
GE Vernova, Inc.	136	88,886
General Dynamics Corp.	931	313,430
General Electric Co.	167	51,441
Honeywell International, Inc.	6,877	1,341,634
Howmet Aerospace, Inc.	26	5,331
Huntington Ingalls Industries, Inc.	5,264	1,790,128
Illinois Tool Works, Inc.	3,311	815,499
Ingersoll Rand, Inc.	122	9,665
Johnson Controls International PLC (Ireland)	7,014	839,926
L3Harris Technologies, Inc.	677	198,747
Lockheed Martin Corp.	100	48,367
Masco Corp.	12,684	804,927
Nordson Corp.	3,875	931,666
Northrop Grumman Corp.	798	455,028
Otis Worldwide Corp.	14,046	1,226,918
Pentair PLC (Ireland)	9,485	987,768
Rockwell Automation, Inc.	6,009	2,337,922
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
RTX Corp.	12	$ 2,201
Snap-on, Inc.	2,061	710,221
Stanley Black & Decker, Inc.	5,326	395,615
Textron, Inc.	22,056	1,922,622
United Rentals, Inc.	14	11,330
		23,338,975
Commercial & Professional Services — 0.7%
Automatic Data Processing, Inc.	4,474	1,150,847
Broadridge Financial Solutions, Inc.	1,651	368,454
Cintas Corp.	152	28,587
Jacobs Solutions, Inc.	5,655	749,061
Leidos Holdings, Inc.	5,357	966,403
Paychex, Inc.	28,542	3,201,841
Republic Services, Inc.	1,620	343,327
Veralto Corp.	16,099	1,606,358
		8,414,878
Consumer Discretionary Distribution & Retail — 0.8%
Amazon.com, Inc.*	22,103	5,101,814
AutoZone, Inc.*	206	698,649
Bath & Body Works, Inc.	81,086	1,628,207
Best Buy Co., Inc.	5,626	376,548
Lowe's Cos., Inc.	2,817	679,348
Pool Corp.	3,391	775,691
TJX Cos., Inc. (The)	790	121,352
Ulta Beauty, Inc.*	85	51,426
Williams-Sonoma, Inc.	922	164,660
		9,597,695
Consumer Durables & Apparel — 0.4%
Deckers Outdoor Corp.*	20,695	2,145,451
Garmin Ltd. (Switzerland)	900	182,565
Hasbro, Inc.	10,470	858,540
Lennar Corp., Class A	300	30,840
Ralph Lauren Corp.	136	48,091
Tapestry, Inc.	6,412	819,261
		4,084,748
Consumer Services — 0.6%
Booking Holdings, Inc.	12	64,264
Carnival Corp. (Panama)*	47,667	1,455,750
Expedia Group, Inc.	4,357	1,234,381
Las Vegas Sands Corp.	17,420	1,133,868
Marriott International, Inc., Class A	2,847	883,253
McDonald's Corp.	2,022	617,984
Royal Caribbean Cruises Ltd. (Liberia)	3	837

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	4,754	$ 572,049
Yum! Brands, Inc.	7,279	1,101,167
		7,063,553
Consumer Staples Distribution & Retail — 0.4%
Dollar General Corp.	8,062	1,070,392
Dollar Tree, Inc.*	10,318	1,269,217
Kroger Co. (The)	2,971	185,628
Sysco Corp.	6,020	443,614
Target Corp.	19,857	1,941,022
Walmart, Inc.	1	111
		4,909,984
Energy — 1.1%
APA Corp.	7,908	193,430
Baker Hughes Co.	1,571	71,543
Devon Energy Corp.	40,040	1,466,665
Exxon Mobil Corp.	11,608	1,396,907
Halliburton Co.	46,306	1,308,608
Kinder Morgan, Inc.	14,694	403,938
Occidental Petroleum Corp.	69,538	2,859,402
Valero Energy Corp.	32,508	5,291,977
		12,992,470
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	820	143,967
AvalonBay Communities, Inc.	5,385	976,354
Digital Realty Trust, Inc.	9,497	1,469,281
Equity Residential	4,343	273,783
Extra Space Storage, Inc.	2,294	298,725
Prologis, Inc.	3,159	403,278
Realty Income Corp.	10,936	616,462
Simon Property Group, Inc.	21,988	4,070,199
Ventas, Inc.	32,157	2,488,309
VICI Properties, Inc.	25,502	717,116
Welltower, Inc.	3,784	702,348
		12,159,822
Financial Services — 1.7%
American Express Co.	1,080	399,546
Ameriprise Financial, Inc.	210	102,971
Apollo Global Management, Inc.	56	8,107
Bank of New York Mellon Corp. (The)	3,016	350,127
Berkshire Hathaway, Inc., Class B*	3,043	1,529,564
Blackrock, Inc.	394	421,714
Blackstone, Inc.	67	10,327
Capital One Financial Corp.	2,343	567,849
Cboe Global Markets, Inc.	3,042	763,542
Charles Schwab Corp. (The)	6,470	646,418
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
CME Group, Inc.	349	$ 95,305
Corpay, Inc.*	3,420	1,029,181
Fiserv, Inc.*	11,174	750,558
Franklin Resources, Inc.	29,940	715,267
Global Payments, Inc.	54,762	4,238,579
Goldman Sachs Group, Inc. (The)	1,782	1,566,378
Interactive Brokers Group, Inc., Class A	54	3,473
Intercontinental Exchange, Inc.	13	2,105
Invesco Ltd. (Bermuda)	1,102	28,950
KKR & Co., Inc.	4,102	522,923
Mastercard, Inc., Class A	169	96,479
Morgan Stanley	155	27,517
Nasdaq, Inc.	6,953	675,345
Northern Trust Corp.	295	40,294
PayPal Holdings, Inc.	35,208	2,055,443
Raymond James Financial, Inc.	994	159,626
Robinhood Markets, Inc., Class A*	3,375	381,712
S&P Global, Inc.	3,388	1,770,535
State Street Corp.	1,380	178,034
Synchrony Financial	1,710	142,665
T Rowe Price Group, Inc.	7,639	782,081
Visa, Inc., Class A	772	270,748
		20,333,363
Food, Beverage & Tobacco — 1.0%
Altria Group, Inc.	11,139	642,275
Archer-Daniels-Midland Co.	1,716	98,653
Campbell's Company (The)	24,374	679,303
Coca-Cola Co. (The)	4,863	339,972
Conagra Brands, Inc.	25,140	435,173
Constellation Brands, Inc., Class A	4,145	571,844
General Mills, Inc.	31,258	1,453,497
Keurig Dr Pepper, Inc.	22,347	625,940
Kraft Heinz Co. (The)	73,877	1,791,517
Lamb Weston Holdings, Inc.	12,821	537,072
Molson Coors Beverage Co., Class B	14,360	670,325
PepsiCo, Inc.	5,685	815,911
Philip Morris International, Inc.	8,715	1,397,886
Tyson Foods, Inc., Class A	28,035	1,643,412
		11,702,780
Health Care Equipment & Services — 1.5%
Abbott Laboratories	755	94,594
Baxter International, Inc.	46,680	892,055
Cardinal Health, Inc.	17,417	3,579,194
Cencora, Inc.	984	332,346
Centene Corp.*	2,868	118,018

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cigna Group (The)	882	$ 242,753
CVS Health Corp.	17,019	1,350,628
DaVita, Inc.*	3,748	425,810
Elevance Health, Inc.	480	168,264
GE HealthCare Technologies, Inc.	17,951	1,472,341
HCA Healthcare, Inc.	129	60,225
IDEXX Laboratories, Inc.*	1,815	1,227,902
McKesson Corp.	724	593,890
Medtronic PLC (Ireland)	8,004	768,864
Molina Healthcare, Inc.*	5,612	973,906
ResMed, Inc.	5,948	1,432,695
Solventum Corp.*	32,351	2,563,493
UnitedHealth Group, Inc.	2,327	768,166
		17,065,144
Household & Personal Products — 0.4%
Clorox Co. (The)	1,537	154,976
Colgate-Palmolive Co.	4,016	317,344
Kenvue, Inc.	141,339	2,438,098
Kimberly-Clark Corp.	10,719	1,081,440
Procter & Gamble Co. (The)	5,990	858,427
		4,850,285
Insurance — 0.7%
Aflac, Inc.	495	54,584
Brown & Brown, Inc.	6,345	505,696
Chubb Ltd. (Switzerland)	822	256,563
Cincinnati Financial Corp.	4,637	757,315
Erie Indemnity Co., Class A	663	190,049
Globe Life, Inc.	1,340	187,412
Hartford Insurance Group, Inc. (The)	1,278	176,108
Loews Corp.	14,528	1,529,944
Marsh & McLennan Cos., Inc.	4,125	765,270
Progressive Corp. (The)	9,990	2,274,923
W R Berkley Corp.	2,183	153,072
Willis Towers Watson PLC (Ireland)	3,956	1,299,941
		8,150,877
Materials — 1.2%
Avery Dennison Corp.	5,533	1,006,342
CF Industries Holdings, Inc.	17,639	1,364,200
CRH PLC (Ireland)	546	68,141
DuPont de Nemours, Inc.	33,751	1,356,790
International Flavors & Fragrances, Inc.	26,314	1,773,300
Linde PLC (Ireland)	704	300,179
LyondellBasell Industries NV, Class A (Netherlands)	37,738	1,634,055
Newmont Corp.	10,375	1,035,944
PPG Industries, Inc.	11,532	1,181,569
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Smurfit WestRock PLC (Ireland)	87,144	$ 3,369,859
Vulcan Materials Co.	4,402	1,255,538
		14,345,917
Media & Entertainment — 2.1%
Alphabet, Inc., Class A	32,445	10,155,285
Charter Communications, Inc., Class A*	170	35,488
Comcast Corp., Class A	28,194	842,719
Electronic Arts, Inc.	23	4,700
Fox Corp., Class A	32,634	2,384,566
Meta Platforms, Inc., Class A	11,201	7,393,668
Netflix, Inc.*	13,324	1,249,258
News Corp., Class A	16,118	421,002
Omnicom Group, Inc.	8,938	721,743
Take-Two Interactive Software, Inc.*	574	146,961
Walt Disney Co. (The)	15,682	1,784,141
		25,139,531
Pharmaceuticals, Biotechnology & Life Sciences — 1.3%
Agilent Technologies, Inc.	8,507	1,157,548
Biogen, Inc.*	10,966	1,929,906
Bristol-Myers Squibb Co.	22,866	1,233,392
Charles River Laboratories International, Inc.*	1,793	357,668
Danaher Corp.	74	16,940
Gilead Sciences, Inc.	9,803	1,203,220
Incyte Corp.*	3,409	336,707
IQVIA Holdings, Inc.*	4,523	1,019,529
Johnson & Johnson	6,899	1,427,748
Merck & Co., Inc.	3,069	323,043
Pfizer, Inc.	47,269	1,176,998
Regeneron Pharmaceuticals, Inc.	6,156	4,751,632
Viatris, Inc.	393	4,893
		14,939,224
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	573	92,133
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.*	323	69,174
Analog Devices, Inc.	2,527	685,322
Applied Materials, Inc.	788	202,508
Broadcom, Inc.	11,253	3,894,663
Lam Research Corp.	3,154	539,902
Micron Technology, Inc.	1,232	351,625
NVIDIA Corp.(a)	72,861	13,588,577
ON Semiconductor Corp.*	40,663	2,201,902
Qnity Electronics, Inc.	16	1,306

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	7,142	$ 1,221,639
Skyworks Solutions, Inc.	26,930	1,707,631
		24,464,249
Software & Services — 3.1%
Accenture PLC, Class A (Ireland)	4,946	1,327,012
Adobe, Inc.*	6,156	2,154,538
AppLovin Corp., Class A*	791	532,992
Cognizant Technology Solutions Corp., Class A	16,900	1,402,700
EPAM Systems, Inc.*	5,288	1,083,405
Gen Digital, Inc.	141,200	3,839,228
GoDaddy, Inc., Class A*	18,406	2,283,816
Microsoft Corp.(a)	24,030	11,621,389
Oracle Corp.	201	39,177
Palantir Technologies, Inc., Class A*	5,081	903,148
PTC, Inc.*	25,495	4,441,484
Roper Technologies, Inc.	5,916	2,633,389
Salesforce, Inc.	7,523	1,992,918
VeriSign, Inc.	9,374	2,277,413
		36,532,609
Technology Hardware & Equipment — 0.9%
Amphenol Corp., Class A	1,317	177,979
Apple, Inc.	8,453	2,298,033
CDW Corp.	1,392	189,590
Cisco Systems, Inc.	9,545	735,251
Corning, Inc.	249	21,803
Dell Technologies, Inc., Class C	4,911	618,197
F5, Inc.*	6,881	1,756,444
Hewlett Packard Enterprise Co.	11,345	272,507
HP, Inc.	281	6,261
Jabil, Inc.	710	161,894
Keysight Technologies, Inc.*	4,523	919,028
NetApp, Inc.	7,108	761,196
Seagate Technology Holdings PLC (Ireland)	1,367	376,458
TE Connectivity PLC (Ireland)	3,790	862,263
Western Digital Corp.	3,870	666,685
Zebra Technologies Corp., Class A*	5,212	1,265,578
		11,089,167
Telecommunication Services — 0.4%
AT&T, Inc.	48,146	1,195,947
T-Mobile US, Inc.	6,499	1,319,557
Verizon Communications, Inc.	38,452	1,566,150
		4,081,654
Transportation — 0.4%
Delta Air Lines, Inc.	12,318	854,869
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.	129	$ 19,222
FedEx Corp.	3,071	887,089
JB Hunt Transport Services, Inc.	2,551	495,762
Norfolk Southern Corp.	1,709	493,423
Uber Technologies, Inc.*	2,599	212,364
Union Pacific Corp.	1,643	380,059
United Parcel Service, Inc., Class B	10,238	1,015,507
		4,358,295
Utilities — 0.4%
Constellation Energy Corp.	872	308,051
DTE Energy Co.	450	58,041
Duke Energy Corp.	3,532	413,986
Evergy, Inc.	798	57,847
Eversource Energy	28,528	1,920,790
NRG Energy, Inc.	8,271	1,317,074
PG&E Corp.	7,644	122,839
Vistra Corp.	2,026	326,855
		4,525,483
TOTAL COMMON STOCKS (Cost $241,898,365)		294,121,117
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 44.5%
Gotham Enhanced 500 ETF(a)(b)	14,210,300	523,335,507
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $375,173,391)		523,335,507
EXCHANGE TRADED FUNDS — 0.2%
SPDR S&P 500 ETF Trust	2,763	1,884,145
TOTAL EXCHANGE TRADED FUNDS (Cost $1,886,390)		1,884,145

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(c)	32,772,214	$ 32,772,214
TOTAL SHORT-TERM INVESTMENT (Cost $32,772,214)		32,772,214

TOTAL INVESTMENTS - 72.5% (Cost $651,730,360)		852,112,983
OTHER ASSETS IN EXCESS OF LIABILITIES - 27.5%		322,486,860
NET ASSETS - 100.0%		$1,174,599,843

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(c)	Rate disclosed is the 7-day yield at December 31, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor's

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
The portfolio matures between January 5, 2026 and November 4, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	40,981	$3,137,620	$3,118,244	$53,392
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/29/30	347,188	3,963,890	4,555,107	758,754
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	23,182	1,655,449	1,885,160	271,467
					411,351	8,756,959	9,558,511	1,083,613
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	01/07/27	50,412	1,921,545	2,772,660	1,005,647
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,698	770,558	1,481,730	778,469
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	134,693	81,307
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	6,179	266,059	289,239	44,143
Huntington Bancshares, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,897	233,931	241,113	21,927
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	01/07/27	20,630	2,811,473	6,647,399	4,181,582
M&T Bank Corp.	USFF +0.250%	Weekly	MS	07/16/29	832	175,693	167,631	2,534
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,543	445,707	530,800	115,729
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	260,961	122,524
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	327,897	154,697
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	16,680	978,131	1,554,576	643,702
					137,625	8,057,540	14,408,699	7,152,261
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	328	41,352	52,513	14,517
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/17/30	98,743	6,256,726	6,603,932	579,730
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	63,020	9,175,693	10,034,044	1,151,709
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/07/27	23,541	4,434,413	4,833,203	535,011
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,306	5,807,721	9,914,088	4,411,748
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,707	1,637,164	1,593,126	(5,705)
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	10,535	4,300,207	5,377,591	1,226,299
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	11,633	7,406,756	7,116,953	(117,418)
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	43,637	5,521,807	5,791,503	464,258
Fortive Corp.	USFF +0.250%	Weekly	MS	07/29/30	23,934	1,119,190	1,321,396	231,523
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/29/30	907	558,087	592,788	48,213
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	36,987	10,705,226	12,452,043	2,102,912
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	9,903	2,477,843	3,050,421	650,505
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	21,695	4,372,436	4,232,478	(10,422)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,531	1,302,815	2,159,066	893,759

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	13,880	$4,312,341	$4,720,172	$523,796
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,666	2,838,866	2,873,336	195,428
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	72,232	7,073,986	8,649,782	1,833,915
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,521	3,232,325	4,556,500	1,470,305
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,250	950,932	1,088,258	244,840
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	54,191	3,479,665	3,438,961	63,750
Nordson Corp.	USFF +0.250%	Weekly	MS	11/04/30	17,868	4,293,502	4,296,003	104,904
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	6,253	3,406,152	3,565,523	275,297
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	11/04/30	32,742	2,880,816	2,860,014	46,071
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	67,510	6,947,487	7,030,491	256,772
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/29/30	23,063	8,044,564	8,973,121	1,158,343
RTX Corp.	USFF +0.250%	Weekly	MS	01/17/30	26,182	3,685,470	4,801,779	1,235,675
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,743	1,156,093	1,289,838	240,664
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/17/30	52,234	3,018,753	3,879,942	1,060,445
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	80,866	5,785,152	7,049,089	1,401,671
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,056	3,855,447	4,901,242	1,167,557
					860,664	130,078,987	149,099,196	23,456,072
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	31,741	8,525,517	8,164,737	85,928
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,634	598,938	587,830	7,580
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,884	545,376	542,394	10,477
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	65,828	8,355,317	8,719,577	626,196
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	34,738	5,655,374	6,266,735	812,502
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/17/30	70,543	8,372,297	7,913,514	(211,075)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,707	1,931,806	2,057,205	204,062
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	69,612	6,795,389	6,945,885	336,805
					287,687	40,780,014	41,197,877	1,872,475
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	01/07/27	109,298	18,295,321	25,228,164	7,353,473
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	995	3,487,455	3,374,543	(32,116)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	296,690	6,193,921	5,957,535	(11,710)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	32,228	2,168,129	2,157,020	132,369
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,024	3,841,875	4,105,508	381,307

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Pool Corp.	USFF +0.250%	Weekly	MS	11/04/30	15,246	$3,571,154	$3,487,523	$(1,074)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	39,549	4,807,846	6,075,122	1,454,129
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,734	3,693,038	6,494,177	2,886,653
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,789	474,830	498,088	36,084
					524,553	46,533,569	57,377,680	12,199,115
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	67,045	6,413,408	6,950,555	685,093
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	6,952	1,316,619	1,410,213	153,670
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	29,395	1,890,279	2,410,390	615,009
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	2,714	308,239	278,999	(18,228)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	8,786	2,000,805	3,106,817	1,217,219
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	31,016	2,389,207	3,962,914	1,733,110
					145,908	14,318,557	18,119,888	4,385,873
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,155	5,400,719	6,185,406	978,907
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/17/30	197,203	4,045,492	6,022,580	2,070,690
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,100	1,092,748	1,122,522	35,572
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	32,104	8,280,551	9,095,384	1,016,843
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/29/30	50,400	2,940,603	3,280,536	420,404
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	7,242	1,936,978	2,246,758	362,328
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	18,754	5,568,195	5,731,785	392,753
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	29,100	2,767,546	3,501,603	814,243
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	50,085	6,700,654	7,576,859	1,175,298
					392,143	38,733,486	44,763,433	7,267,038
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/29/30	36,752	3,840,764	4,879,563	1,149,646
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/17/30	91,935	8,421,502	11,308,924	3,081,453
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	20,656	1,285,383	1,290,587	46,054
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	20,108	1,441,894	1,481,759	91,313
Target Corp.	USFF +0.250%	Weekly	MS	01/17/30	45,544	4,117,550	4,451,926	521,433
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,934	595,996	772,517	197,673
					221,929	19,703,089	24,185,276	5,087,572
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/30	574,660	13,177,066	14,056,184	1,302,616
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/12/29	20,307	774,748	924,781	193,328
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	365,724	12,277,564	13,396,470	1,486,191

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	11/04/30	25,684	$3,104,232	$3,090,813	$59,719
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	221,821	4,777,631	6,268,661	1,676,384
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	117,876	3,089,744	3,240,411	386,512
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	11/04/30	196,310	8,161,627	8,072,267	133,328
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/29/30	51,551	8,119,212	8,391,987	506,369
					1,573,933	53,481,824	57,441,574	5,744,447
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF +0.250%	Weekly	MS	07/29/30	14,557	2,679,098	2,555,772	(25,373)
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20,770	3,967,827	3,765,809	22,378
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	25,509	4,058,751	3,946,497	150,786
Equity Residential	USFF +0.250%	Weekly	MS	07/29/30	34,461	2,061,632	2,172,421	158,864
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,370	1,138,799	1,089,941	15,404
Prologis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,285	1,350,403	1,568,303	273,640
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	97,179	5,354,879	5,477,980	476,568
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	17,365	3,199,568	3,214,435	108,884
Ventas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	63,881	4,333,642	4,943,112	783,739
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	195,899	5,808,527	5,508,680	121,374
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	46,110	6,290,237	8,558,477	2,573,857
					536,386	40,243,363	42,801,427	4,660,121
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	11/04/30	21,258	14,423,471	14,496,255	443,704
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	6,121	1,008,245	2,264,464	1,326,158
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	721	301,657	353,535	67,060
Apollo Global Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,234	898,168	757,674	(108,692)
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,233	274,007	491,409	235,979
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	19,481	8,455,414	9,792,125	1,531,519
Blackrock, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,371	2,343,349	2,537,776	273,113
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,420	1,027,408	1,143,719	190,956
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,303	530,296	1,042,875	545,324
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,360	4,657,356	4,859,360	336,351
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	12,179	930,243	1,216,804	335,908

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,519	$931,952	$960,969	$101,432
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	25,574	6,758,238	7,695,984	1,093,605
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	102,885	10,151,695	6,910,785	(3,007,172)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	79,070	2,063,174	1,888,982	128,895
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/17/30	19,112	1,474,850	1,479,269	48,781
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	2,208,927	1,446,031
Interactive Brokers Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	4,588	287,643	295,054	15,489
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	30,107	4,453,811	4,876,130	604,133
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	3,552	70,627	93,311	26,503
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,203	463,061	535,798	88,584
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	9,024	4,628,498	5,151,621	649,523
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/12/29	33,300	2,557,018	3,234,429	782,194
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	181,801	100,157
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	139,046	9,027,117	8,117,505	(686,431)
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,046	113,071	167,977	63,682
Robinhood Markets, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	3,848	482,959	435,209	(35,906)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/05/26	6,888	3,280,511	3,599,600	413,107
State Street Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,570	153,501	202,546	57,759
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,848	95,565	154,179	64,568
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,275	1,364,105	1,359,095	141,367
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	18,819	5,840,125	6,600,011	955,257
					586,541	75,591,000	80,608,923	7,785,234
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	34,082	1,879,660	1,965,168	314,365
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	11/04/30	75,029	4,287,022	4,313,417	153,656
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	126,224	4,069,946	3,517,863	(385,759)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	76,450	4,915,229	5,344,620	635,192
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	389,787	8,131,796	6,747,213	(912,449)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	29,079	4,780,739	4,011,739	(597,665)
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	109,258	5,587,140	5,080,497	(250,530)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/11/28	195,023	5,375,834	5,462,594	234,903
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	202,880	5,615,230	4,919,840	(436,316)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	63,333	2,664,648	2,653,019	50,284

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/12/29	26,044	$1,223,970	$1,215,734	$41,756
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,974	1,566,478	1,718,508	233,556
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,180	3,007,445	3,397,272	554,248
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	139,488	7,702,953	8,176,787	823,626
					1,499,831	60,808,090	58,524,271	458,867
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/11/28	17,018	2,056,507	2,132,185	149,620
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	405,389	8,921,852	7,746,984	(936,919)
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,022	2,703,868	3,292,521	657,679
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	13,111	3,319,138	4,428,240	1,242,317
Centene Corp.	USFF +0.250%	Weekly	MS	07/18/30	23,032	595,430	947,767	366,762
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	5,787	1,572,105	1,592,756	113,023
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	71,070	3,842,123	5,640,115	2,033,627
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	38,506	4,692,170	4,374,667	(209,059)
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,878	4,728,028	5,215,483	634,802
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	138,381	9,163,627	11,350,010	2,410,562
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/30	3,877	1,800,697	1,810,016	54,157
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/29/30	5,449	3,841,900	3,686,412	(66,557)
McKesson Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,773	4,669,218	5,555,824	1,006,179
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	26,920	2,178,910	2,585,935	518,438
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/18/30	26,739	4,180,425	4,640,286	556,427
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/29/30	28,406	7,771,428	6,842,153	(733,737)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	61,266	4,160,745	4,854,718	790,220
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	19,315	5,716,547	6,376,075	896,642
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	21,563	3,706,279	4,701,165	1,092,373
					943,502	79,620,997	87,773,312	10,576,556
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	35,144	4,143,614	3,543,570	(442,331)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	17,425	1,294,588	1,376,924	171,981
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/29/30	185,395	2,804,728	3,198,064	493,672
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	27,606	2,926,214	2,785,169	16,197
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	19,181	2,847,002	2,748,829	16,876
					284,751	14,016,146	13,652,556	256,395

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/06/26	23,581	$2,431,378	$2,600,277	$296,396
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	106,747	9,455,724	8,507,736	(693,647)
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	12,653	3,437,384	3,949,254	641,397
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	16,369	2,479,418	2,673,385	288,308
Erie Indemnity Co., Class A	USFF +0.250%	Weekly	MS	11/04/30	2,419	695,643	693,406	11,441
Globe Life, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,990	2,393,274	2,655,941	323,882
Hartford Insurance Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	41,267	4,913,218	5,686,593	978,247
Loews Corp.	USFF +0.250%	Weekly	MS	01/05/26	50,401	4,502,417	5,307,729	928,711
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/30	49,789	9,440,600	9,236,855	22,121
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	07/29/30	12,424	2,540,080	2,829,193	343,859
W R Berkley Corp.	USFF +0.250%	Weekly	MS	01/17/30	86,983	6,100,264	6,099,248	277,846
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/30	8,755	2,791,908	2,876,893	159,197
					430,378	51,181,308	53,116,510	3,577,758
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	27,916	4,680,313	5,077,362	547,186
Ball Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,616	167,996	191,540	28,962
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	100,502	8,082,560	7,772,825	(9,709)
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	77,048	4,791,316	5,164,527	506,768
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	11,598	1,480,882	1,447,430	1,295
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/16/29	345,326	12,361,687	13,882,105	1,872,847
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	11/04/30	113,121	7,140,738	7,623,224	692,578
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	12,692	5,284,586	5,411,742	313,522
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/17/30	176,959	8,326,932	7,662,325	(299,597)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	43,369	1,983,328	4,330,395	2,432,738
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/29/30	24,365	2,358,284	2,496,438	209,404
Smurfit WestRock PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	231,761	8,106,504	8,962,198	1,097,682
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	07/29/30	5,927	1,712,517	1,690,499	19,981
					1,174,200	66,477,643	71,712,610	7,413,657
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	104,624	20,512,144	32,747,312	12,760,307
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	16,219	3,605,341	3,385,716	(136,123)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	47,237	$1,507,599	$1,411,914	$(45,582)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,524	293,047	515,729	232,045
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	66,421	3,430,166	4,853,382	1,536,227
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	19,796	6,854,897	13,067,142	6,434,924
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	55,581	5,415,626	5,211,275	(84,544)
News Corp., Class A	USFF +0.250%	Weekly	MS	07/29/30	81,399	2,295,691	2,126,142	(108,929)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	91,342	6,616,235	7,375,867	1,089,805
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,313	228,244	336,167	113,922
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	67,566	6,269,061	7,686,984	1,673,621
					554,022	57,028,051	78,717,630	23,465,673
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	42,088	5,961,529	5,726,914	(98,093)
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	52,649	7,007,672	9,265,698	2,419,608
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	109,838	4,916,467	5,924,662	1,255,965
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/29/30	29,184	4,346,395	5,821,624	1,575,738
Danaher Corp.	USFF +0.250%	Weekly	MS	01/17/30	7,140	1,315,701	1,634,489	367,756
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	20,964	2,234,523	2,573,121	526,391
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	95,203	6,216,434	9,403,200	3,330,191
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	52,475	7,499,795	11,828,390	4,501,472
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/16/29	46,605	7,092,202	9,644,905	2,887,949
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	43,198	3,576,229	4,547,021	1,141,285
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	210,876	4,787,462	5,250,812	773,864
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/29/30	7,629	4,256,305	5,888,596	1,737,679
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/17/30	43,266	318,920	538,662	243,281
					761,115	59,529,634	78,048,094	20,663,086
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	12,752	1,739,109	2,050,394	351,957
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/29/30	5,770	916,396	1,235,703	341,098
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	11/04/30	16,072	4,496,857	4,358,726	(28,890)
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,550	1,733,308	3,482,215	1,805,004
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	37,137	8,996,277	12,853,116	4,212,156

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	111,504	$9,759,233	$19,087,255	$9,615,554
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	25,176	2,285,912	7,185,482	4,959,571
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	169,972	14,755,508	31,699,778	17,294,725
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	151,134	6,098,173	8,183,906	2,226,443
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	23,414	1,607,626	1,911,753	343,187
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	50,743	7,200,036	8,679,590	1,907,204
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	211,391	13,729,905	13,404,303	405,466
					815,863	71,579,231	112,081,827	43,081,518
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	29,000	7,351,904	7,780,700	656,418
Adobe, Inc.	USFF +0.250%	Weekly	MS	11/04/30	28,095	9,702,535	9,832,969	353,863
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/29/30	2,710	1,591,639	1,826,052	271,701
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	85,567	5,947,132	7,102,061	1,339,091
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	11/04/30	15,875	2,873,930	3,252,470	445,256
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	442,667	11,816,185	12,036,116	729,277
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	58,910	7,951,069	7,309,553	(458,282)
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/05/26	67,354	25,408,418	32,573,741	8,084,248
Oracle Corp.	USFF +0.250%	Weekly	MS	11/04/30	684	133,641	133,318	1,983
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	11,759	1,405,231	2,090,162	717,941
PTC, Inc.	USFF +0.250%	Weekly	MS	07/29/30	74,300	14,194,120	12,943,803	(923,808)
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,186	7,244,401	6,759,744	(299,883)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,188	2,471,814	2,698,903	289,742
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	15,517	3,248,503	3,769,855	620,630
					857,812	101,340,522	110,109,447	11,828,177
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	25,235	2,849,279	3,410,258	636,638
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	142,448	29,363,985	38,725,913	10,120,217
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	4,639	669,653	631,832	(15,758)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	115,563	7,542,342	8,901,818	1,677,027
Corning, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,222	487,882	982,598	515,296
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	27,932	2,560,543	3,516,080	1,045,949
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,297	5,411,777	5,691,532	404,713
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/17/30	259,734	3,845,857	6,238,811	2,602,592

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	95,966	$2,325,399	$2,138,122	$(101,587)
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,874	3,389,698	4,987,709	1,683,190
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/30	16,240	3,081,880	3,299,806	289,414
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	26,490	2,369,123	2,836,814	603,550
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	25,176	3,203,428	6,933,219	3,857,615
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	7,586	1,768,445	1,725,891	2,124
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	113,262	6,824,039	19,511,645	12,869,188
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	31,364	7,300,126	7,615,806	483,976
					947,028	82,993,456	117,147,854	36,674,144
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	88,610	2,009,424	2,201,073	401,553
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/06/26	8,966	1,599,987	1,820,457	280,202
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	55,013	2,062,446	2,240,679	396,395
					152,589	5,671,857	6,262,209	1,078,150
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	01/17/30	45,934	1,251,153	1,665,108	462,273
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	174,981	9,216,869	12,143,681	3,235,923
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,479	388,087	518,406	143,208
FedEx Corp.	USFF +0.250%	Weekly	MS	01/17/30	21,325	4,631,167	6,159,940	1,716,782
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	25,867	3,917,845	5,026,993	1,212,571
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/29/30	9,116	2,536,611	2,631,972	164,231
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,151	663,819	666,018	18,194
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,534	1,029,316	1,048,805	53,068
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	42,043	3,972,823	4,170,245	424,996
					335,430	27,607,690	34,031,168	7,431,246
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	11,171	2,740,570	3,946,379	1,291,586
DTE Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	22,369	3,008,609	2,885,154	(5,758)
Duke Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	47,181	5,797,958	5,530,085	(102,198)
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	43,584	3,066,671	3,159,404	225,725
Eversource Energy	USFF +0.250%	Weekly	MS	07/18/30	66,610	4,417,206	4,484,851	251,926
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,349	952,519	1,647,975	752,907

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	14,989	$215,142	$240,873	$33,695
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	25,568	3,440,731	4,124,885	781,891
					241,821	23,639,406	26,019,606	3,229,774

Total Reference Entity — Long						1,193,934,999	1,403,306,227	251,224,483
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Banks
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	$(160,409)	$(135,151)	$2,151
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,600)	(13,696,437)	(11,699,358)	1,616,561
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(38,335)	(8,246,534)	(8,323,295)	(305,565)
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(37,712)	(4,733,872)	(3,880,188)	722,665
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/16/29	(108,561)	(7,330,087)	(5,736,363)	1,367,864
Deere & Co.	USFF -0.250%	Weekly	MS	07/29/30	(613)	(288,480)	(285,394)	(5,178)
Dover Corp.	USFF -0.250%	Weekly	MS	07/29/30	(33,115)	(6,085,118)	(6,465,373)	(573,556)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(17,912)	(6,348,525)	(5,705,151)	454,031
Fastenal Co.	USFF -0.250%	Weekly	MS	07/29/30	(18,021)	(866,882)	(723,183)	117,492
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(82,025)	(14,035,567)	(11,185,749)	2,459,860
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,465)	(3,808,598)	(3,759,391)	(81,983)
IDEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,831)	(1,996,493)	(1,927,268)	12,171
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,943)	(13,496,400)	(11,626,242)	1,411,409
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(86,424)	(9,300,864)	(9,464,292)	(796,301)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	07/29/30	(4,089)	(3,334,755)	(3,594,067)	(355,697)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(21,383)	(8,793,901)	(9,024,909)	(476,426)
Trane Technologies PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(13,495)	(5,809,179)	(5,252,254)	383,000
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(6,817)	(9,332,473)	(9,065,587)	(446,648)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	11/04/30	(20,989)	(4,253,930)	(4,480,102)	(343,832)
WW Grainger, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(4,170)	(4,270,245)	(4,207,738)	(55,607)
Xylem, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(7,535)	(1,094,310)	(1,026,116)	33,336
					(565,035)	(127,122,650)	(117,432,020)	5,137,596
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,168)	(1,290,346)	(828,727)	426,459
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(137,869)	(9,537,934)	(9,535,020)	(261,840)
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(48,407)	(12,380,296)	(10,503,351)	1,460,711
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(48,570)	(8,159,312)	(7,740,115)	176,436

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Rollins, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(86,116)	$(4,771,762)	$(5,168,682)	$(567,791)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(7,791)	(2,279,506)	(1,742,769)	464,323
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(15,814)	(3,503,282)	(3,474,494)	(89,351)
					(365,735)	(41,922,438)	(38,993,158)	1,608,947
Consumer Discretionary Distribution & Retail
Carvana Co.	USFF -0.250%	Weekly	MS	11/04/30	(4,287)	(1,875,347)	(1,809,200)	14,702
eBay, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(15,847)	(1,463,764)	(1,380,274)	44,275
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(25,916)	(3,536,230)	(3,186,631)	177,469
Home Depot, Inc. (The)	USFF -0.250%	Weekly	MS	07/29/30	(3,079)	(1,110,046)	(1,059,484)	19,996
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(24,480)	(2,460,902)	(2,232,821)	160,335
Ross Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,705)	(1,580,038)	(1,748,259)	(226,567)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(190,598)	(10,544,791)	(9,531,806)	590,805
					(273,912)	(22,571,118)	(20,948,475)	781,015
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(10,186)	(1,784,699)	(1,467,090)	264,199
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,166)	(3,936,294)	(1,904,786)	1,922,691
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(159,720)	(11,235,662)	(10,175,761)	670,074
NVR, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(657)	(4,884,461)	(4,791,350)	(42,101)
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(19,913)	(2,467,358)	(2,334,998)	57,682
					(199,642)	(24,308,474)	(20,673,985)	2,872,545
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(24,329)	(3,585,385)	(3,301,932)	184,404
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(68,405)	(4,209,630)	(2,530,985)	1,562,219
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,792)	(4,998,669)	(4,498,321)	299,628
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(22,015)	(5,813,775)	(4,985,957)	666,736
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(9,798)	(2,715,326)	(2,814,476)	(187,211)
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(201,123)	(6,992,606)	(7,338,978)	(540,270)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/26	(550,054)	(12,475,530)	(12,277,205)	(148,205)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(68,925)	(6,711,429)	(5,804,174)	596,761
					(955,441)	(47,502,350)	(43,552,028)	2,434,062
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(9,058)	(8,883,508)	(7,811,076)	810,145

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Chevron Corp.	USFF -0.250%	Weekly	MS	11/04/30	(64,259)	$(9,733,688)	$(9,793,714)	$(330,229)
ConocoPhillips	USFF -0.250%	Weekly	MS	01/22/30	(34,327)	(3,447,839)	(3,213,350)	30,474
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(153,075)	(3,847,935)	(4,028,934)	(363,779)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,456)	(7,192,809)	(6,081,750)	745,554
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(119,866)	(13,054,713)	(12,587,129)	110,303
EQT Corp.	USFF -0.250%	Weekly	MS	07/29/30	(88,064)	(4,789,221)	(4,720,230)	(74,901)
Expand Energy Corp.	USFF -0.250%	Weekly	MS	07/29/30	(24,242)	(2,656,465)	(2,675,347)	(101,092)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	01/22/30	(51,395)	(9,506,729)	(8,358,369)	843,397
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(28,296)	(2,770,781)	(2,079,756)	530,719
Phillips 66	USFF -0.250%	Weekly	MS	07/29/30	(66,216)	(8,531,824)	(8,544,513)	(350,815)
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	07/23/30	(160,077)	(5,709,024)	(6,143,755)	(659,517)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(21,591)	(4,006,343)	(3,983,540)	(138,838)
Texas Pacific Land Corp.	USFF -0.250%	Weekly	MS	07/29/30	(13,897)	(4,356,329)	(3,991,496)	234,303
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(83,357)	(4,908,316)	(5,010,589)	(325,177)
					(949,118)	(84,512,016)	(81,212,472)	150,402
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(54,759)	(5,626,217)	(2,679,905)	2,502,294
BXP, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,392)	(1,366,362)	(1,173,612)	90,175
Camden Property Trust	USFF -0.250%	Weekly	MS	01/22/30	(32,956)	(3,918,434)	(3,627,796)	61,818
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(62,069)	(6,021,116)	(5,516,072)	217,608
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,596)	(8,952,412)	(8,118,231)	410,216
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(23,492)	(6,436,045)	(6,147,387)	33,863
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/16/29	(23,154)	(2,375,766)	(2,333,923)	(40,403)
Healthpeak Properties, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(746,450)	(13,615,009)	(12,002,916)	939,368
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(68,392)	(1,309,141)	(1,212,590)	(13,643)
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,752)	(735,631)	(576,698)	119,956
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(98,226)	(9,708,869)	(8,147,847)	1,048,582
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	11/04/30	(236,086)	(4,774,155)	(4,785,463)	(143,449)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(570)	(85,605)	(79,179)	4,042
Public Storage	USFF -0.250%	Weekly	MS	07/16/29	(12,032)	(3,610,019)	(3,122,304)	306,186
Regency Centers Corp.	USFF -0.250%	Weekly	MS	07/16/29	(58,045)	(4,178,161)	(4,006,846)	(31,004)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(21,971)	(4,927,979)	(4,249,851)	486,937

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
UDR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,517)	$(1,591,384)	$(1,339,444)	$167,035
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(134,395)	(3,847,467)	(3,183,818)	452,929
					(1,657,854)	(83,079,772)	(72,303,882)	6,612,510
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(43,618)	(3,493,971)	(2,839,096)	558,372
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(6,562)	(2,205,050)	(1,483,931)	660,496
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(2,534)	(1,209,070)	(735,341)	431,803
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(168,183)	(13,804,307)	(11,177,442)	1,989,759
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(27,208)	(4,885,993)	(4,964,916)	(250,597)
Moody's Corp.	USFF -0.250%	Weekly	MS	07/29/30	(5,722)	(2,816,426)	(2,923,084)	(187,931)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,780)	(9,262,065)	(9,053,459)	(177,142)
					(269,607)	(37,676,882)	(33,177,269)	3,024,760
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/05/26	(45,423)	(2,843,361)	(1,183,723)	1,510,812
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(84,459)	(7,469,237)	(7,523,608)	(350,610)
Hershey Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(41,044)	(7,682,193)	(7,469,187)	(105,241)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/22/30	(196,230)	(6,085,674)	(4,650,651)	1,148,925
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(53,945)	(6,099,001)	(5,276,360)	472,451
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	07/16/29	(152,472)	(11,882,065)	(10,384,868)	913,787
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(99,380)	(5,731,744)	(5,349,625)	174,270
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/12/29	(31,569)	(2,171,456)	(2,420,395)	(308,627)
					(704,522)	(49,964,731)	(44,258,417)	3,455,767
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,029)	(613,553)	(160,678)	436,556
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/22/30	(9,114)	(2,227,268)	(1,768,754)	359,267
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/29/30	(56,733)	(5,541,531)	(5,409,492)	(21,464)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(88,144)	(7,676,804)	(7,224,282)	239,578
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(79,518)	(8,726,342)	(5,277,610)	3,206,571
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(66,345)	(5,940,820)	(5,655,911)	120,291
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(182,102)	(12,350,391)	(13,763,269)	(1,761,244)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Humana, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(19,833)	$(5,196,159)	$(5,079,826)	$(64,915)
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(25,547)	(8,107,355)	(7,261,479)	620,946
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,690)	(4,890,201)	(4,921,668)	(166,839)
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,024)	(1,950,505)	(1,762,181)	130,440
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(4,441)	(829,604)	(770,647)	36,624
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(3,338)	(874,140)	(846,250)	(1,011)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/22/30	(8,335)	(3,256,138)	(2,929,502)	214,379
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(74,412)	(7,341,465)	(6,691,127)	420,033
					(634,605)	(75,522,276)	(69,522,676)	3,769,212
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/22/30	(15,257)	(1,662,418)	(1,279,299)	318,669
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(53,223)	(5,355,984)	(5,573,513)	(404,948)
					(68,480)	(7,018,402)	(6,852,812)	(86,279)
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(40,328)	(8,095,786)	(8,394,273)	(629,458)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(95,002)	(7,603,380)	(8,127,421)	(788,112)
Aon PLC, Class A (Ireland)	USFF -0.250%	Weekly	MS	07/29/30	(32,114)	(11,472,501)	(11,332,388)	(197,235)
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(69,000)	(6,357,871)	(6,618,480)	(463,917)
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/29/30	(13,030)	(3,526,773)	(3,372,034)	50,773
Assurant, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(11,127)	(2,385,134)	(2,679,938)	(390,242)
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(7,917)	(2,784,454)	(2,686,634)	(40,743)
MetLife, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(54,284)	(4,269,288)	(4,285,179)	(162,625)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(15,764)	(1,361,818)	(1,390,542)	(134,951)
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(35,814)	(3,980,817)	(4,042,684)	(246,896)
Travelers Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/29/30	(8,445)	(2,345,455)	(2,449,557)	(175,073)
					(382,825)	(54,183,277)	(55,379,130)	(3,178,479)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25,094)	(7,430,742)	(6,198,720)	824,991
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(87,931)	(9,646,725)	(12,436,961)	(3,130,840)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/29/30	(1,110,959)	(9,472,377)	(9,265,398)	(328,156)
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(478,837)	(17,845,171)	(11,195,209)	5,329,608

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ecolab, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(22,407)	$(5,945,144)	$(5,882,286)	$(121,026)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,734)	(1,018,471)	(1,053,080)	(77,694)
International Paper Co.	USFF -0.250%	Weekly	MS	01/22/30	(46,090)	(2,294,360)	(1,815,485)	361,807
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,592)	(5,935,431)	(5,972,555)	(214,209)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(465,762)	(14,412,493)	(11,220,207)	2,593,825
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(15,021)	(2,385,793)	(2,450,075)	(165,137)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	11/04/30	(51,741)	(10,233,602)	(10,670,546)	(787,461)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(24,704)	(9,141,272)	(8,004,837)	807,584
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(4,929)	(775,754)	(835,219)	(85,209)
					(2,363,801)	(96,537,335)	(87,000,578)	5,008,083
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(16,198)	(2,663,636)	(2,308,215)	282,032
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(90,255)	(4,529,990)	(2,914,334)	1,437,179
Paramount Skydance Corp., Class B	USFF -0.250%	Weekly	MS	07/29/30	(244,179)	(3,631,469)	(3,271,999)	242,373
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(10,831)	(2,141,513)	(2,263,679)	(191,578)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/22/30	(215,623)	(12,950,616)	(8,185,049)	4,405,811
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(261,360)	(5,326,286)	(7,532,395)	(2,353,621)
					(838,446)	(31,243,510)	(26,475,671)	3,822,196
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(6,455)	(1,481,549)	(1,474,903)	(33,836)
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,796)	(3,728,781)	(3,860,949)	(311,416)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(157,890)	(10,991,136)	(9,285,511)	1,367,042
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	11/04/30	(668)	(693,456)	(717,886)	(51,056)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(2,545)	(3,371,606)	(3,548,214)	(269,705)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(67,661)	(6,057,247)	(1,995,323)	3,894,065
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,798)	(1,935,340)	(1,528,457)	349,858
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(6,352)	(3,479,757)	(3,680,666)	(299,617)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(19,046)	(8,796,557)	(8,634,695)	(82,253)
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,525)	(6,215,143)	(6,276,691)	(233,803)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,004)	(8,716,085)	(7,980,161)	477,175
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(33,776)	(5,179,104)	(4,249,696)	744,240
					(367,516)	(60,645,761)	(53,233,152)	5,550,694

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(72,152)	$(6,165,395)	$(4,851,500)	$1,143,025
Semiconductors & Semiconductor Equipment
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(32,860)	(7,533,790)	(8,584,018)	(1,259,191)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(187,183)	(7,587,458)	(6,907,053)	411,284
KLA Corp.	USFF -0.250%	Weekly	MS	11/04/30	(2,249)	(2,732,293)	(2,732,715)	(77,258)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(134,967)	(9,664,906)	(8,600,097)	573,174
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,532)	(2,316,682)	(2,294,904)	(51,636)
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	01/22/30	(27,904)	(6,486,712)	(6,056,842)	182,969
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(56,746)	(8,168,690)	(10,983,756)	(3,058,333)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,740)	(4,762,487)	(4,292,143)	287,144
					(469,181)	(49,253,018)	(50,451,528)	(2,991,847)
Software & Services
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(152,744)	(13,408,211)	(13,326,914)	(291,197)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,145)	(4,916,482)	(4,779,081)	1,192
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(12,803)	(4,257,562)	(4,001,962)	137,840
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(9,561)	(4,425,378)	(4,481,814)	(178,868)
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(27,602)	(4,065,647)	(3,753,596)	199,633
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/22/30	(4,182)	(7,341,209)	(7,070,173)	67,434
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(59,014)	(4,729,095)	(4,686,302)	(88,094)
Gartner, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(519)	(287,076)	(130,933)	148,912
International Business Machines Corp.	USFF -0.250%	Weekly	MS	07/29/30	(29,941)	(9,051,100)	(8,868,824)	(89,949)
Intuit, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(3,626)	(2,420,434)	(2,401,935)	(48,120)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,329)	(6,520,538)	(6,323,402)	16,380
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,105)	(4,558,766)	(3,539,455)	893,166
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(10,917)	(5,498,643)	(5,127,933)	218,400
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,889)	(8,945,756)	(7,212,812)	1,484,675
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(38,665)	(9,509,621)	(8,304,469)	941,187
					(439,042)	(89,935,518)	(84,009,605)	3,412,591
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,803)	(3,470,070)	(3,380,967)	(6,735)
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(13,744)	(6,221,946)	(5,268,350)	756,539
Sandisk Corp.	USFF -0.250%	Weekly	MS	11/04/30	(43,062)	(9,482,531)	(10,222,058)	(1,002,738)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(39,736)	$(1,584,729)	$(1,163,073)	$378,302
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,775)	(5,470,704)	(5,503,116)	(183,943)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(73,894)	(6,027,422)	(5,789,595)	70,798
					(207,014)	(32,257,402)	(31,327,159)	12,223
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(23,909)	(2,990,731)	(3,843,611)	(957,854)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(41,356)	(7,249,564)	(6,484,621)	531,793
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(259,316)	(9,320,664)	(10,717,530)	(1,846,607)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(26,549)	(2,726,527)	(2,968,709)	(317,322)
					(351,130)	(22,287,486)	(24,014,471)	(2,589,990)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(581,475)	(9,917,211)	(8,338,351)	843,013
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(54,016)	(3,419,782)	(3,511,580)	(396,284)
Ameren Corp.	USFF -0.250%	Weekly	MS	07/29/30	(234)	(24,459)	(23,367)	(2,258)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(32,309)	(3,595,740)	(3,725,551)	(402,045)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(29,204)	(4,342,584)	(3,811,122)	287,792
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(13,014)	(2,131,586)	(2,181,537)	(128,295)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(107,976)	(4,161,769)	(4,139,800)	(123,804)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(47,140)	(3,426,797)	(3,296,500)	(63,039)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,030)	(2,030,356)	(1,989,380)	(33,500)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(76,285)	(4,418,587)	(4,469,538)	(254,242)
Edison International	USFF -0.250%	Weekly	MS	07/16/29	(52,804)	(3,545,440)	(3,169,296)	186,045
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/30	(47,735)	(4,552,300)	(4,412,146)	(4,375)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/22/30	(62,958)	(2,898,181)	(2,744,339)	36,255
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(80,713)	(3,583,992)	(3,613,521)	(248,714)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(106,477)	(8,569,803)	(8,547,974)	(424,747)
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(84,815)	(3,590,632)	(3,541,874)	(64,540)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/22/30	(68,508)	(6,267,642)	(6,076,660)	(89,832)
PPL Corp.	USFF -0.250%	Weekly	MS	01/22/30	(146,351)	(5,322,990)	(5,125,212)	(13,181)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(28,534)	(2,442,835)	(2,291,280)	45,881
Sempra	USFF -0.250%	Weekly	MS	07/16/29	(21,310)	(1,958,577)	(1,881,460)	5,338
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(24,274)	(2,264,050)	(2,116,693)	62,323

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(16,593)	$(1,847,164)	$(1,749,898)	$30,234
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(84,808)	(6,358,383)	(6,263,919)	(240,398)
					(1,787,563)	(90,670,860)	(87,020,998)	(992,373)

Total Reference Entity — Short						(1,143,424,588)	(1,060,637,213)	39,768,956
Net Value of Reference Entity						$50,510,411	$342,669,014	$290,993,439

*	Includes $(1,165,164) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $290,993,439, which are considered Level 2 as of and for the period ended December 31, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 1.3%
Aptiv PLC (Jersey)*	836	$ 63,611
Ford Motor Co.	11,669	153,098
General Motors Co.	2,697	219,320
		436,029
Banks — 3.0%
Citigroup, Inc.	4,816	561,979
Citizens Financial Group, Inc.	1,247	72,837
Fifth Third Bancorp	2,551	119,412
Huntington Bancshares, Inc.	5,621	97,524
KeyCorp.	2,381	49,144
PNC Financial Services Group, Inc. (The)	669	139,641
		1,040,537
Capital Goods — 11.8%
A. O. Smith Corp.	539	36,048
Allegion PLC (Ireland)	285	45,378
AMETEK, Inc.	643	132,014
Builders FirstSource, Inc.*	319	32,822
Carrier Global Corp.	2,348	124,068
Caterpillar, Inc.	1,009	578,026
Cummins, Inc.	399	203,670
Dover Corp.	302	58,962
EMCOR Group, Inc.	129	78,921
Emerson Electric Co.	1,627	215,935
Fastenal Co.	67	2,689
Fortive Corp.	1,114	61,504
General Dynamics Corp.	789	265,625
Honeywell International, Inc.	1,836	358,185
Howmet Aerospace, Inc.	52	10,661
Hubbell, Inc.	27	11,991
Huntington Ingalls Industries, Inc.	113	38,428
IDEX Corp.	248	44,129
Illinois Tool Works, Inc.	1,059	260,832
Ingersoll Rand, Inc.	313	24,796
Johnson Controls International PLC (Ireland)	1,958	234,471
Masco Corp.	644	40,868
Nordson Corp.	173	41,594
Northrop Grumman Corp.	413	235,497
Otis Worldwide Corp.	1,150	100,453
Parker-Hannifin Corp.	267	234,682
Pentair PLC (Ireland)	481	50,091
Rockwell Automation, Inc.	328	127,615
RTX Corp.	132	24,209
Snap-on, Inc.	201	69,265
Stanley Black & Decker, Inc.	597	44,345
Textron, Inc.	597	52,040
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.	203	$ 164,292
Xylem, Inc.	703	95,735
		4,099,841
Commercial & Professional Services — 3.1%
Automatic Data Processing, Inc.	1,205	309,962
Broadridge Financial Solutions, Inc.	326	72,754
Copart, Inc.*	2,799	109,581
Jacobs Solutions, Inc.	461	61,064
Leidos Holdings, Inc.	376	67,830
Paychex, Inc.	1,067	119,696
Republic Services, Inc.	712	150,894
Veralto Corp.	809	80,722
Verisk Analytics, Inc.	406	90,818
		1,063,321
Consumer Discretionary Distribution & Retail — 2.7%
AutoZone, Inc.*	13	44,090
Bath & Body Works, Inc.	717	14,397
Best Buy Co., Inc.	813	54,414
eBay, Inc.	1,379	120,111
Genuine Parts Co.	402	49,430
Lowe's Cos., Inc.	582	140,355
Pool Corp.	107	24,476
Ross Stores, Inc.	935	168,431
TJX Cos., Inc. (The)	1,217	186,943
Ulta Beauty, Inc.*	151	91,357
Williams-Sonoma, Inc.	348	62,149
		956,153
Consumer Durables & Apparel — 1.2%
Deckers Outdoor Corp.*	422	43,749
Garmin Ltd. (Switzerland)	556	112,785
Hasbro, Inc.	540	44,280
Lululemon Athletica, Inc.*	341	70,863
Ralph Lauren Corp.	115	40,665
Tapestry, Inc.	800	102,216
		414,558
Consumer Services — 3.7%
Airbnb, Inc., Class A*	143	19,408
Booking Holdings, Inc.	38	203,503
Carnival Corp. (Panama)*	3,866	118,068
Chipotle Mexican Grill, Inc.*	3,832	141,784
Expedia Group, Inc.	355	100,575
Hilton Worldwide Holdings, Inc.	203	58,312
Las Vegas Sands Corp.	1,960	127,576
Marriott International, Inc., Class A	787	244,159
McDonald's Corp.	286	87,410

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	21	$ 5,857
Wynn Resorts Ltd.	375	45,124
Yum! Brands, Inc.	911	137,816
		1,289,592
Consumer Staples Distribution & Retail — 1.5%
Dollar General Corp.	727	96,524
Dollar Tree, Inc.*	700	86,107
Kroger Co. (The)	1,856	115,963
Sysco Corp.	1,507	111,051
Target Corp.	1,310	128,052
		537,697
Energy — 2.3%
APA Corp.	1,184	28,961
Baker Hughes Co.	2,850	129,789
Devon Energy Corp.	1,818	66,593
Exxon Mobil Corp.	758	91,218
Halliburton Co.	2,438	68,898
Occidental Petroleum Corp.	2,849	117,151
ONEOK, Inc.	671	49,318
SLB Ltd. (Curacao)	2,956	113,451
Valero Energy Corp.	882	143,581
		808,960
Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities, Inc.	555	27,162
AvalonBay Communities, Inc.	407	73,793
Federal Realty Investment Trust	279	28,123
Host Hotels & Resorts, Inc.	1,501	26,613
Invitation Homes, Inc.	1,772	49,244
Mid-America Apartment Communities, Inc.	338	46,951
Prologis, Inc.	1,457	186,000
Realty Income Corp.	2,659	149,888
Regency Centers Corp.	486	33,548
Simon Property Group, Inc.	943	174,559
UDR, Inc.	956	35,066
Ventas, Inc.	1,357	105,005
VICI Properties, Inc.	3,089	86,863
Welltower, Inc.	1,562	289,923
		1,312,738
Financial Services — 4.9%
Block, Inc.*	1,766	114,949
Cboe Global Markets, Inc.	303	76,053
CME Group, Inc.	561	153,198
Corpay, Inc.*	272	81,853
FactSet Research Systems, Inc.	110	31,921
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Fiserv, Inc.*	1,553	$ 104,315
Franklin Resources, Inc.	1,997	47,708
Global Payments, Inc.	723	55,960
Intercontinental Exchange, Inc.	1,656	268,206
Jack Henry & Associates, Inc.	209	38,138
Mastercard, Inc., Class A	87	49,667
Nasdaq, Inc.	1,730	168,035
PayPal Holdings, Inc.	3,633	212,094
S&P Global, Inc.	281	146,848
T Rowe Price Group, Inc.	845	86,511
Visa, Inc., Class A	225	78,910
		1,714,366
Food, Beverage & Tobacco — 7.0%
Altria Group, Inc.	6,475	373,348
Archer-Daniels-Midland Co.	585	33,632
Brown-Forman Corp., Class B	1,545	40,263
Campbell's Company (The)	946	26,365
Coca-Cola Co. (The)	6,586	460,427
Conagra Brands, Inc.	1,384	23,957
Constellation Brands, Inc., Class A	506	69,808
General Mills, Inc.	1,590	73,935
Hormel Foods Corp.	1,591	37,707
J M Smucker Co. (The)	298	29,147
Keurig Dr Pepper, Inc.	4,311	120,751
Kraft Heinz Co. (The)	3,426	83,080
Lamb Weston Holdings, Inc.	409	17,133
Molson Coors Beverage Co., Class B	572	26,701
Monster Beverage Corp.*	2,614	200,415
PepsiCo, Inc.	1,884	270,392
Philip Morris International, Inc.	2,942	471,897
Tyson Foods, Inc., Class A	1,167	68,410
		2,427,368
Health Care Equipment & Services — 8.8%
Align Technology, Inc.*	208	32,479
Baxter International, Inc.	1,483	28,340
Becton Dickinson & Co.	889	172,528
Cardinal Health, Inc.	777	159,674
Cencora, Inc.	566	191,167
Cigna Group (The)	773	212,753
CVS Health Corp.	3,901	309,583
DaVita, Inc.*	276	31,356
Elevance Health, Inc.	647	226,806
GE HealthCare Technologies, Inc.	1,488	122,046
HCA Healthcare, Inc.	665	310,462
Humana, Inc.	374	95,793
Labcorp Holdings, Inc.	239	59,960

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.	367	$ 301,046
Molina Healthcare, Inc.*	152	26,378
Quest Diagnostics, Inc.	331	57,438
ResMed, Inc.	424	102,129
Solventum Corp.*	521	41,284
UnitedHealth Group, Inc.	1,588	524,215
Universal Health Services, Inc., Class B	224	48,836
		3,054,273
Household & Personal Products — 3.1%
Church & Dwight Co., Inc.	695	58,276
Clorox Co. (The)	353	35,593
Colgate-Palmolive Co.	2,582	204,030
Estee Lauder Cos., Inc. (The), Class A	852	89,221
Kenvue, Inc.	5,539	95,548
Kimberly-Clark Corp.	1,279	129,038
Procter & Gamble Co. (The)	3,359	481,378
		1,093,084
Insurance — 3.9%
Aflac, Inc.	862	95,053
Arthur J Gallagher & Co.	442	114,385
Assurant, Inc.	91	21,917
Brown & Brown, Inc.	975	77,707
Chubb Ltd. (Switzerland)	364	113,612
Cincinnati Financial Corp.	238	38,870
Erie Indemnity Co., Class A	151	43,284
Hartford Insurance Group, Inc. (The)	807	111,205
Loews Corp.	802	84,459
Marsh & McLennan Cos., Inc.	1,420	263,438
Principal Financial Group, Inc.	33	2,911
Progressive Corp. (The)	363	82,662
Travelers Cos., Inc. (The)	348	100,941
W R Berkley Corp.	1,181	82,812
Willis Towers Watson PLC (Ireland)	327	107,452
		1,340,708
Materials — 2.6%
Avery Dennison Corp.	301	54,746
Ball Corp.	87	4,608
CF Industries Holdings, Inc.	578	44,702
Corteva, Inc.	2,245	150,482
DuPont de Nemours, Inc.	1,613	64,843
International Flavors & Fragrances, Inc.	822	55,395
LyondellBasell Industries NV, Class A (Netherlands)	930	40,269
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Newmont Corp.	3,683	$ 367,748
PPG Industries, Inc.	648	66,394
Smurfit WestRock PLC (Ireland)	1,510	58,392
		907,579
Media & Entertainment — 3.2%
Charter Communications, Inc., Class A*	387	80,786
Comcast Corp., Class A	11,783	352,194
Fox Corp., Class A	1,717	125,461
Match Group, Inc.	888	28,673
News Corp., Class A	1,663	43,438
Omnicom Group, Inc.	754	60,885
Paramount Skydance Corp., Class B	3,175	42,545
Walt Disney Co. (The)	3,432	390,459
		1,124,441
Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
AbbVie, Inc.	604	138,008
Agilent Technologies, Inc.	794	108,040
Amgen, Inc.	225	73,645
Biogen, Inc.*	425	74,796
Bristol-Myers Squibb Co.	6,293	339,444
Charles River Laboratories International, Inc.*	142	28,326
Gilead Sciences, Inc.	2,838	348,336
Incyte Corp.*	633	62,521
IQVIA Holdings, Inc.*	535	120,594
Johnson & Johnson	2,027	419,488
Merck & Co., Inc.	3,075	323,674
Pfizer, Inc.	17,799	443,195
Regeneron Pharmaceuticals, Inc.	380	293,311
Zoetis, Inc.	1,280	161,050
		2,934,428
Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	28	7,594
Applied Materials, Inc.	1,368	351,562
KLA Corp.	19	23,087
Lam Research Corp.	3,640	623,095
Microchip Technology, Inc.	182	11,597
ON Semiconductor Corp.*	1,171	63,410
Qnity Electronics, Inc.	605	49,398
QUALCOMM, Inc.	1,709	292,324
Skyworks Solutions, Inc.	526	33,354
		1,455,421
Software & Services — 4.1%
Accenture PLC, Class A (Ireland)	1,826	489,916
Adobe, Inc.*	992	347,190

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cognizant Technology Solutions Corp., Class A	1,434	$ 119,022
EPAM Systems, Inc.*	159	32,576
Gartner, Inc.*	216	54,492
Gen Digital, Inc.	2,376	64,603
GoDaddy, Inc., Class A*	407	50,501
PTC, Inc.*	346	60,277
Roper Technologies, Inc.	311	138,435
VeriSign, Inc.	359	87,219
		1,444,231
Technology Hardware & Equipment — 6.5%
Amphenol Corp., Class A	419	56,624
Apple, Inc.	320	86,995
CDW Corp.	436	59,383
Cisco Systems, Inc.	5,632	433,833
Dell Technologies, Inc., Class C	2,293	288,643
F5, Inc.*	223	56,923
Hewlett Packard Enterprise Co.	3,813	91,588
HP, Inc.	3,616	80,565
Jabil, Inc.	413	94,172
Keysight Technologies, Inc.*	496	100,782
Motorola Solutions, Inc.	16	6,133
NetApp, Inc.	770	82,459
Sandisk Corp.*	422	100,174
Seagate Technology Holdings PLC (Ireland)	691	190,295
TE Connectivity PLC (Ireland)	1,138	258,907
Trimble, Inc.*	465	36,433
Western Digital Corp.	1,131	194,837
Zebra Technologies Corp., Class A*	168	40,794
		2,259,540
Telecommunication Services — 3.6%
AT&T, Inc.	20,553	510,536
T-Mobile US, Inc.	1,272	258,267
Verizon Communications, Inc.	12,190	496,499
		1,265,302
Transportation — 4.4%
CH Robinson Worldwide, Inc.	346	55,623
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	5,383	$ 195,134
Delta Air Lines, Inc.	2,159	149,835
Expeditors International of Washington, Inc.	443	66,011
FedEx Corp.	688	198,736
JB Hunt Transport Services, Inc.	283	54,998
Norfolk Southern Corp.	658	189,978
Union Pacific Corp.	1,541	356,464
United Airlines Holdings, Inc.*	275	30,750
United Parcel Service, Inc., Class B	2,452	243,214
		1,540,743
Utilities — 0.2%
Eversource Energy	50	3,367
Vistra Corp.	334	53,884
		57,251
TOTAL COMMON STOCKS (Cost $30,532,333)		34,578,161
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(a)	271,598	271,598
TOTAL SHORT-TERM INVESTMENT (Cost $271,598)		271,598

TOTAL INVESTMENTS - 100.1% (Cost $30,803,931)		34,849,759
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(29,205)
NET ASSETS - 100.0%		$34,820,554

(a)	Rate disclosed is the 7-day yield at December 31, 2025.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 2.3%
Aptiv PLC (Jersey)*	366	$ 27,849
Ford Motor Co.	6,343	83,220
General Motors Co.	1,459	118,646
Tesla, Inc.*	705	317,053
		546,768
Banks — 3.3%
Bank of America Corp.	2,779	152,845
Citigroup, Inc.	688	80,283
Citizens Financial Group, Inc.	163	9,521
Fifth Third Bancorp	251	11,749
Huntington Bancshares, Inc.	69	1,197
JPMorgan Chase & Co.	1,042	335,753
KeyCorp.	367	7,575
M&T Bank Corp.	39	7,858
PNC Financial Services Group, Inc. (The)	148	30,892
Regions Financial Corp.	45	1,219
Truist Financial Corp.	485	23,867
US Bancorp	589	31,429
Wells Fargo & Co.	1,194	111,281
		805,469
Capital Goods — 5.4%
3M Co.	30	4,803
A. O. Smith Corp.	214	14,312
Allegion PLC (Ireland)	137	21,813
AMETEK, Inc.	13	2,669
Axon Enterprise, Inc.*	4	2,272
Boeing Co. (The)*	37	8,033
Builders FirstSource, Inc.*	6	617
Carrier Global Corp.	48	2,536
Caterpillar, Inc.	513	293,882
Comfort Systems USA, Inc.	1	933
Cummins, Inc.	8	4,084
Deere & Co.	15	6,984
Dover Corp.	7	1,367
Eaton Corp. PLC (Ireland)	22	7,007
EMCOR Group, Inc.	69	42,214
Emerson Electric Co.	33	4,380
Fastenal Co.	56	2,247
Fortive Corp.	18	994
GE Vernova, Inc.	15	9,804
Generac Holdings, Inc.*	3	409
General Dynamics Corp.	431	145,100
General Electric Co.	60	18,482
Honeywell International, Inc.	993	193,724
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Howmet Aerospace, Inc.	23	$ 4,715
Hubbell, Inc.	3	1,332
Huntington Ingalls Industries, Inc.	61	20,744
IDEX Corp.	4	712
Illinois Tool Works, Inc.	16	3,941
Ingersoll Rand, Inc.	22	1,743
Johnson Controls International PLC (Ireland)	943	112,924
L3Harris Technologies, Inc.	10	2,936
Lennox International, Inc.	2	971
Lockheed Martin Corp.	89	43,047
Masco Corp.	11	698
Nordson Corp.	89	21,398
Northrop Grumman Corp.	56	31,932
Otis Worldwide Corp.	539	47,082
PACCAR, Inc.	30	3,285
Parker-Hannifin Corp.	7	6,153
Pentair PLC (Ireland)	264	27,493
Quanta Services, Inc.	8	3,377
Rockwell Automation, Inc.	173	67,309
RTX Corp.	76	13,938
Snap-on, Inc.	2	689
Stanley Black & Decker, Inc.	8	594
Textron, Inc.	280	24,408
Trane Technologies PLC (Ireland)	12	4,670
TransDigm Group, Inc.	3	3,990
United Rentals, Inc.	14	11,331
Westinghouse Air Brake Technologies Corp.	9	1,921
WW Grainger, Inc.	2	2,018
Xylem, Inc.	249	33,909
		1,287,926
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	657	169,000
Broadridge Financial Solutions, Inc.	6	1,339
Cintas Corp.	20	3,761
Copart, Inc.*	1,494	58,490
Dayforce, Inc.*	8	553
Equifax, Inc.	6	1,302
Jacobs Solutions, Inc.	189	25,035
Leidos Holdings, Inc.	197	35,539
Paychex, Inc.	560	62,821
Paycom Software, Inc.	3	478
Republic Services, Inc.	17	3,603
Rollins, Inc.	24	1,441
Veralto Corp.	387	38,615

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	7	$ 1,566
Waste Management, Inc.	20	4,394
		407,937
Consumer Discretionary Distribution & Retail — 5.4%
Amazon.com, Inc.*	4,845	1,118,323
AutoZone, Inc.*	1	3,391
Bath & Body Works, Inc.	362	7,269
Best Buy Co., Inc.	366	24,496
Carvana Co.*	5	2,110
eBay, Inc.	730	63,583
Genuine Parts Co.	7	861
Home Depot, Inc. (The)	56	19,270
Lowe's Cos., Inc.	31	7,476
O'Reilly Automotive, Inc.*	45	4,104
Pool Corp.	2	458
Ross Stores, Inc.	66	11,889
TJX Cos., Inc. (The)	66	10,138
Tractor Supply Co.	30	1,500
Ulta Beauty, Inc.*	59	35,696
Williams-Sonoma, Inc.	6	1,072
		1,311,636
Consumer Durables & Apparel — 0.8%
Deckers Outdoor Corp.*	259	26,851
DR Horton, Inc.	16	2,304
Garmin Ltd. (Switzerland)	176	35,702
Hasbro, Inc.	227	18,614
Lennar Corp., Class A	98	10,074
Lululemon Athletica, Inc.*	182	37,821
NIKE, Inc., Class B	84	5,352
NVR, Inc.*	1	7,293
PulteGroup, Inc.	11	1,290
Ralph Lauren Corp.	3	1,061
Tapestry, Inc.	390	49,830
		196,192
Consumer Services — 1.4%
Airbnb, Inc., Class A*	30	4,072
Booking Holdings, Inc.	17	91,041
Carnival Corp. (Panama)*	1,667	50,910
Chipotle Mexican Grill, Inc.*	76	2,812
Darden Restaurants, Inc.	6	1,104
Domino's Pizza, Inc.	1	417
DoorDash, Inc., Class A*	17	3,850
Expedia Group, Inc.	189	53,545
Hilton Worldwide Holdings, Inc.	13	3,734
Las Vegas Sands Corp.	1,060	68,995
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A	15	$ 4,654
McDonald's Corp.	40	12,225
MGM Resorts International*	15	547
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	26	580
Royal Caribbean Cruises Ltd. (Liberia)	15	4,184
Starbucks Corp.	65	5,474
Wynn Resorts Ltd.	160	19,253
Yum! Brands, Inc.	17	2,572
		329,969
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	21	18,109
Dollar General Corp.	340	45,142
Dollar Tree, Inc.*	342	42,069
Kroger Co. (The)	36	2,249
Sysco Corp.	27	1,990
Target Corp.	768	75,072
Walmart, Inc.	454	50,580
		235,211
Energy — 1.9%
APA Corp.	570	13,942
Baker Hughes Co.	56	2,550
Chevron Corp.	450	68,584
ConocoPhillips	68	6,365
Coterra Energy, Inc.	43	1,132
Devon Energy Corp.	971	35,568
Diamondback Energy, Inc.	16	2,405
EOG Resources, Inc.	31	3,255
EQT Corp.	35	1,876
Expand Energy Corp.	10	1,104
Exxon Mobil Corp.	1,183	142,362
Halliburton Co.	1,496	42,277
Kinder Morgan, Inc.	126	3,464
Marathon Petroleum Corp.	17	2,765
Occidental Petroleum Corp.	1,175	48,316
ONEOK, Inc.	35	2,572
Phillips 66	24	3,097
SLB Ltd. (Curacao)	78	2,994
Targa Resources Corp.	11	2,030
Texas Pacific Land Corp.	3	862
Valero Energy Corp.	470	76,511
Williams Cos., Inc. (The)	64	3,847
		467,878

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.	9	$ 440
American Tower Corp.	26	4,565
AvalonBay Communities, Inc.	8	1,451
BXP, Inc.	9	607
Camden Property Trust	6	661
Crown Castle, Inc.	24	2,133
Digital Realty Trust, Inc.	15	2,321
Equinix, Inc.	4	3,065
Equity Residential	21	1,324
Essex Property Trust, Inc.	3	785
Extra Space Storage, Inc.	11	1,432
Federal Realty Investment Trust	5	504
Healthpeak Properties, Inc.	34	547
Host Hotels & Resorts, Inc.	34	603
Invitation Homes, Inc.	30	834
Iron Mountain, Inc.	14	1,161
Kimco Realty Corp.	38	770
Mid-America Apartment Communities, Inc.	6	833
Prologis, Inc.	52	6,638
Public Storage	9	2,336
Realty Income Corp.	51	2,875
Regency Centers Corp.	10	690
SBA Communications Corp.	6	1,161
Simon Property Group, Inc.	504	93,295
UDR, Inc.	18	660
Ventas, Inc.	724	56,023
VICI Properties, Inc.	49	1,378
Welltower, Inc.	1,059	196,561
Weyerhaeuser Co.	41	971
		386,624
Financial Services — 8.7%
American Express Co.	270	99,887
Ameriprise Financial, Inc.	35	17,162
Apollo Global Management, Inc.	217	31,413
Ares Management Corp., Class A	37	5,980
Bank of New York Mellon Corp. (The)	264	30,648
Berkshire Hathaway, Inc., Class B*	817	410,665
Blackrock, Inc.	62	66,361
Blackstone, Inc.	284	43,776
Block, Inc.*	567	36,906
Capital One Financial Corp.	246	59,621
Cboe Global Markets, Inc.	5	1,255
Charles Schwab Corp. (The)	677	67,639
CME Group, Inc.	20	5,462
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Coinbase Global, Inc., Class A*	135	$ 30,529
Corpay, Inc.*	120	36,112
FactSet Research Systems, Inc.	60	17,411
Fidelity National Information Services, Inc.	29	1,927
Fiserv, Inc.*	897	60,251
Franklin Resources, Inc.	224	5,351
Global Payments, Inc.	406	31,424
Goldman Sachs Group, Inc. (The)	119	104,601
Interactive Brokers Group, Inc., Class A	169	10,868
Intercontinental Exchange, Inc.	32	5,183
Invesco Ltd. (Bermuda)	181	4,755
Jack Henry & Associates, Inc.	4	730
KKR & Co., Inc.	338	43,088
Mastercard, Inc., Class A	348	198,666
Moody's Corp.	10	5,109
Morgan Stanley	634	112,554
MSCI, Inc.	4	2,295
Nasdaq, Inc.	902	87,611
Northern Trust Corp.	71	9,698
PayPal Holdings, Inc.	1,719	100,355
Raymond James Financial, Inc.	75	12,044
Robinhood Markets, Inc., Class A*	226	25,561
S&P Global, Inc.	17	8,884
State Street Corp.	108	13,933
Synchrony Financial	136	11,346
T Rowe Price Group, Inc.	107	10,955
Visa, Inc., Class A	742	260,227
		2,088,243
Food, Beverage & Tobacco — 2.9%
Altria Group, Inc.	965	55,642
Archer-Daniels-Midland Co.	27	1,552
Brown-Forman Corp., Class B	26	677
Bunge Global SA (Switzerland)	8	713
Campbell's Company (The)	16	446
Coca-Cola Co. (The)	1,622	113,394
Conagra Brands, Inc.	27	467
Constellation Brands, Inc., Class A	309	42,630
General Mills, Inc.	30	1,395
Hershey Co. (The)	11	2,002
Hormel Foods Corp.	31	735
J M Smucker Co. (The)	6	587
Keurig Dr Pepper, Inc.	2,146	60,109
Kraft Heinz Co. (The)	67	1,625
Lamb Weston Holdings, Inc.	7	293

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	15	$ 1,022
Molson Coors Beverage Co., Class B	304	14,191
Mondelez International, Inc., Class A	73	3,930
Monster Beverage Corp.*	356	27,294
PepsiCo, Inc.	77	11,051
Philip Morris International, Inc.	2,053	329,301
Tyson Foods, Inc., Class A	546	32,006
		701,062
Health Care Equipment & Services — 7.2%
Abbott Laboratories	673	84,320
Align Technology, Inc.*	116	18,113
Baxter International, Inc.	29	554
Becton Dickinson & Co.	440	85,391
Boston Scientific Corp.*	70	6,675
Cardinal Health, Inc.	367	75,419
Cencora, Inc.	11	3,715
Centene Corp.*	27	1,111
Cigna Group (The)	410	112,844
Cooper Cos., Inc. (The)*	11	902
CVS Health Corp.	2,041	161,974
DaVita, Inc.*	113	12,838
Dexcom, Inc.*	18	1,195
Edwards Lifesciences Corp.*	29	2,472
Elevance Health, Inc.	367	128,652
GE HealthCare Technologies, Inc.	721	59,136
HCA Healthcare, Inc.	358	167,136
Henry Schein, Inc.*	6	453
Humana, Inc.	6	1,537
IDEXX Laboratories, Inc.*	4	2,706
Insulet Corp.*	4	1,137
Intuitive Surgical, Inc.*	16	9,062
Labcorp Holdings, Inc.	129	32,364
McKesson Corp.	198	162,417
Medtronic PLC (Ireland)	72	6,916
Molina Healthcare, Inc.*	87	15,098
Quest Diagnostics, Inc.	171	29,674
ResMed, Inc.	211	50,824
Solventum Corp.*	267	21,157
STERIS PLC (Ireland)	5	1,268
Stryker Corp.	18	6,326
UnitedHealth Group, Inc.	1,393	459,843
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	97	$ 21,148
Zimmer Biomet Holdings, Inc.	11	989
		1,745,366
Household & Personal Products — 1.1%
Church & Dwight Co., Inc.	370	31,025
Clorox Co. (The)	188	18,956
Colgate-Palmolive Co.	45	3,556
Estee Lauder Cos., Inc. (The), Class A	588	61,575
Kenvue, Inc.	109	1,880
Kimberly-Clark Corp.	512	51,656
Procter & Gamble Co. (The)	606	86,846
		255,494
Insurance — 1.1%
Aflac, Inc.	30	3,307
Allstate Corp. (The)	13	2,706
American International Group, Inc.	31	2,652
Aon PLC, Class A (Ireland)	12	4,234
Arch Capital Group Ltd. (Bermuda)*	20	1,918
Arthur J Gallagher & Co.	14	3,623
Assurant, Inc.	2	482
Brown & Brown, Inc.	527	42,002
Chubb Ltd. (Switzerland)	22	6,867
Cincinnati Financial Corp.	9	1,470
Erie Indemnity Co., Class A	2	573
Everest Group Ltd. (Bermuda)	2	679
Globe Life, Inc.	4	559
Hartford Insurance Group, Inc. (The)	17	2,343
Loews Corp.	11	1,158
Marsh & McLennan Cos., Inc.	769	142,665
MetLife, Inc.	37	2,921
Principal Financial Group, Inc.	12	1,058
Progressive Corp. (The)	33	7,515
Prudential Financial, Inc.	19	2,145
Travelers Cos., Inc. (The)	12	3,481
W R Berkley Corp.	21	1,472
Willis Towers Watson PLC (Ireland)	121	39,761
		275,591
Materials — 1.7%
Air Products and Chemicals, Inc.	10	2,470
Albemarle Corp.	6	849
Amcor PLC (Jersey)	121	1,009
Avery Dennison Corp.	4	728
Ball Corp.	15	795

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.	289	$ 22,351
Corteva, Inc.	1,044	69,979
CRH PLC (Ireland)	25	3,120
Dow, Inc.	40	935
DuPont de Nemours, Inc.	646	25,969
Ecolab, Inc.	16	4,200
Freeport-McMoRan, Inc.	81	4,114
International Flavors & Fragrances, Inc.	407	27,428
International Paper Co.	27	1,064
Linde PLC (Ireland)	26	11,086
LyondellBasell Industries NV, Class A (Netherlands)	18	779
Martin Marietta Materials, Inc.	3	1,868
Mosaic Co. (The)	18	434
Newmont Corp.	1,883	188,018
Nucor Corp.	13	2,120
Packaging Corp. of America	5	1,031
PPG Industries, Inc.	12	1,229
Sherwin-Williams Co. (The)	14	4,536
Smurfit WestRock PLC (Ireland)	806	31,168
Steel Dynamics, Inc.	8	1,356
Vulcan Materials Co.	7	1,997
		410,633
Media & Entertainment — 10.8%
Alphabet, Inc., Class A	3,666	1,147,458
Charter Communications, Inc., Class A*	217	45,299
Comcast Corp., Class A	6,048	180,775
Electronic Arts, Inc.	106	21,659
Fox Corp., Class A	783	57,214
Live Nation Entertainment, Inc.*	11	1,567
Match Group, Inc.	40	1,292
Meta Platforms, Inc., Class A	1,170	772,305
Netflix, Inc.*	240	22,502
News Corp., Class A	900	23,508
Omnicom Group, Inc.	11	888
Paramount Skydance Corp., Class B	63	844
Take-Two Interactive Software, Inc.*	72	18,434
TKO Group Holdings, Inc.	4	836
Trade Desk, Inc. (The), Class A*	20	759
Walt Disney Co. (The)	2,596	295,347
Warner Bros Discovery, Inc.*	141	4,064
		2,594,751
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.5%
AbbVie, Inc.	100	$ 22,849
Agilent Technologies, Inc.	14	1,905
Amgen, Inc.	30	9,819
Biogen, Inc.*	250	43,998
Bio-Techne Corp.	8	470
Bristol-Myers Squibb Co.	1,656	89,325
Charles River Laboratories International, Inc.*	2	399
Danaher Corp.	274	62,724
Eli Lilly & Co.	45	48,361
Gilead Sciences, Inc.	103	12,642
Incyte Corp.*	303	29,927
IQVIA Holdings, Inc.*	285	64,242
Johnson & Johnson	879	181,909
Merck & Co., Inc.	691	72,735
Mettler-Toledo International, Inc.*	1	1,394
Moderna, Inc.*	22	649
Pfizer, Inc.	6,755	168,199
Regeneron Pharmaceuticals, Inc.	6	4,631
Revvity, Inc.	6	581
Thermo Fisher Scientific, Inc.	22	12,748
Vertex Pharmaceuticals, Inc.*	14	6,347
Viatris, Inc.	67	834
Waters Corp.*	3	1,139
West Pharmaceutical Services, Inc.	4	1,101
Zoetis, Inc.	21	2,642
		841,570
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	17	2,733
CoStar Group, Inc.*	19	1,278
		4,011
Semiconductors & Semiconductor Equipment — 11.5%
Advanced Micro Devices, Inc.*	77	16,490
Analog Devices, Inc.	23	6,238
Applied Materials, Inc.	925	237,716
Broadcom, Inc.	1,009	349,215
First Solar, Inc.*	5	1,306
Intel Corp.*	245	9,040
KLA Corp.	7	8,505
Lam Research Corp.	2,043	349,721
Microchip Technology, Inc.	31	1,975
Micron Technology, Inc.	431	123,012
Monolithic Power Systems, Inc.	2	1,813
NVIDIA Corp.	7,504	1,399,496

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NXP Semiconductors NV (Netherlands)	14	$ 3,039
ON Semiconductor Corp.*	702	38,013
Qnity Electronics, Inc.	11	898
QUALCOMM, Inc.	1,130	193,286
Skyworks Solutions, Inc.	273	17,311
Teradyne, Inc.	10	1,936
Texas Instruments, Inc.	38	6,593
		2,765,603
Software & Services — 10.7%
Accenture PLC, Class A (Ireland)	1,006	269,910
Adobe, Inc.*	635	222,244
Akamai Technologies, Inc.*	8	698
AppLovin Corp., Class A*	14	9,433
Autodesk, Inc.*	12	3,552
Cadence Design Systems, Inc.*	15	4,689
Cognizant Technology Solutions Corp., Class A	779	64,657
Crowdstrike Holdings, Inc., Class A*	10	4,688
Datadog, Inc., Class A*	14	1,904
EPAM Systems, Inc.*	85	17,415
Fair Isaac Corp.*	1	1,691
Fortinet, Inc.*	37	2,938
Gartner, Inc.*	125	31,535
Gen Digital, Inc.	1,046	28,441
GoDaddy, Inc., Class A*	223	27,670
International Business Machines Corp.	53	15,699
Intuit, Inc.	13	8,611
Microsoft Corp.	3,448	1,667,522
Oracle Corp.	163	31,770
Palantir Technologies, Inc., Class A*	134	23,818
Palo Alto Networks, Inc.*	32	5,894
PTC, Inc.*	185	32,229
Roper Technologies, Inc.	70	31,159
Salesforce, Inc.	53	14,040
ServiceNow, Inc.*	59	9,038
Synopsys, Inc.*	10	4,697
Tyler Technologies, Inc.*	2	908
VeriSign, Inc.	148	35,957
Workday, Inc., Class A*	11	2,363
		2,575,170
Technology Hardware & Equipment — 11.7%
Amphenol Corp., Class A	910	122,977
Apple, Inc.	5,711	1,552,593
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Arista Networks, Inc.*	75	$ 9,827
CDW Corp.	7	953
Cisco Systems, Inc.	5,113	393,854
Corning, Inc.	48	4,203
Dell Technologies, Inc., Class C	1,205	151,685
F5, Inc.*	109	27,823
Hewlett Packard Enterprise Co.	2,029	48,737
HP, Inc.	1,594	35,514
Jabil, Inc.	203	46,288
Keysight Technologies, Inc.*	10	2,032
Motorola Solutions, Inc.	9	3,450
NetApp, Inc.	376	40,266
Sandisk Corp.*	226	53,648
Seagate Technology Holdings PLC (Ireland)	347	95,560
Super Micro Computer, Inc.*	35	1,025
TE Connectivity PLC (Ireland)	479	108,977
Teledyne Technologies, Inc.*	2	1,022
Trimble, Inc.*	12	940
Western Digital Corp.	591	101,812
Zebra Technologies Corp., Class A*	86	20,883
		2,824,069
Telecommunication Services — 1.4%
AT&T, Inc.	6,709	166,651
T-Mobile US, Inc.	64	12,995
Verizon Communications, Inc.	4,053	165,079
		344,725
Transportation — 1.8%
CH Robinson Worldwide, Inc.	7	1,125
CSX Corp.	108	3,915
Delta Air Lines, Inc.	1,055	73,217
Expeditors International of Washington, Inc.	219	32,633
FedEx Corp.	393	113,522
JB Hunt Transport Services, Inc.	5	972
Norfolk Southern Corp.	147	42,442
Old Dominion Freight Line, Inc.	10	1,568
Southwest Airlines Co.	29	1,199
Uber Technologies, Inc.*	98	8,008
Union Pacific Corp.	33	7,633
United Airlines Holdings, Inc.*	18	2,013
United Parcel Service, Inc., Class B	1,403	139,163
		427,410
Utilities — 0.3%
AES Corp. (The)	40	574

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Alliant Energy Corp.	13	$ 845
Ameren Corp.	13	1,298
American Electric Power Co., Inc.	25	2,883
American Water Works Co., Inc.	9	1,174
Atmos Energy Corp.	7	1,173
CenterPoint Energy, Inc.	30	1,150
CMS Energy Corp.	14	979
Consolidated Edison, Inc.	20	1,986
Constellation Energy Corp.	17	6,006
Dominion Energy, Inc.	49	2,871
DTE Energy Co.	11	1,419
Duke Energy Corp.	44	5,157
Edison International	18	1,080
Entergy Corp.	20	1,849
Evergy, Inc.	11	797
Eversource Energy	21	1,414
Exelon Corp.	57	2,485
FirstEnergy Corp.	28	1,254
NextEra Energy, Inc.	97	7,787
NiSource, Inc.	21	877
NRG Energy, Inc.	11	1,752
PG&E Corp.	845	13,579
Pinnacle West Capital Corp.	6	532
PPL Corp.	42	1,471
Public Service Enterprise Group, Inc.	28	2,248
Sempra	30	2,649
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	52	$ 4,534
Vistra Corp.	20	3,227
WEC Energy Group, Inc.	15	1,582
Xcel Energy, Inc.	27	1,994
		78,626
TOTAL COMMON STOCKS (Cost $16,984,267)		23,907,934
SHORT-TERM INVESTMENT — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(a)	237,153	237,153
TOTAL SHORT-TERM INVESTMENT (Cost $237,153)		237,153

TOTAL INVESTMENTS - 100.2% (Cost $17,221,420)		24,145,087
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(56,286)
NET ASSETS - 100.0%		$24,088,801

(a)	Rate disclosed is the 7-day yield at December 31, 2025.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
December 31, 2025
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 96.8%
Gotham 1000 Value ETF	177,816	$ 4,382,826
Gotham Enhanced S&P 500 Index Fund	134,499	2,540,686
Gotham Index Plus Fund	130,935	4,286,820
Gotham Large Value Fund	222,968	3,134,934
Gotham Neutral Fund*	100,063	1,501,941
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $13,104,381)		15,847,207
SHORT-TERM INVESTMENT — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(b)	538,193	538,193
TOTAL SHORT-TERM INVESTMENT (Cost $538,193)		538,193

TOTAL INVESTMENTS - 100.1% (Cost $13,642,574)		16,385,400
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(23,363)
NET ASSETS - 100.0%		$16,362,037

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Rate disclosed is the 7-day yield at December 31, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2025.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.